Wachovia Prime Cash Management Fund

Wachovia Tax-Free Money Market Fund

Wachovia U.S. Treasury Money Market Fund

Institutional Shares

Annual Report
November 30, 2001

[Logo of Wachovia]

President’s Message

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders of The Wachovia Money Market Funds—Institutional Shares, for the 12-month fiscal year period from December 1, 2000 through November 30, 2001. This report includes a list of each fund’s holdings and complete financial information.

Each Wachovia Money Market Fund continued to provide investors with daily income on their accessible cash, while maintaining a stable $1.00 share value.* The fund-by-fund highlights are as follows:

WACHOVIA PRIME CASH MANAGEMENT FUND
The fund’s portfolio of high quality money market securities provided shareholders with dividends totaling $0.04 per share for a total return of 4.58%,** while maintaining a stable share value of $1.00. The fund’s net assets totaled $2.3 billion at the end of the reporting period.

WACHOVIA TAX-FREE MONEY MARKET FUND
The fund’s portfolio of tax-free money market securities period were diversified among municipalities across the U.S.*** The fund provided shareholders with federally tax-free dividends totaling $0.03 per share for a total return of 2.80%,** while maintaining a stable share value of $1.00. The fund’s net assets totaled $513.9 million at the end of the reporting period.

WACHOVIA U. S. TREASURY MONEY MARKET FUND
The fund’s portfolio of U.S. Treasury money market securities paid dividends of $0.04 per share for a total return of 4.20%,** while maintaining a stable share value of $1.00. The funds net assets totaled $647.6 million at the end of the reporting period.

Thank you for choosing a Wachovia Money Market Fund to keep your cash working for you—every day. As we begin 2002, we renew our commitment to keep you up-to-date on your investment, and provide your account with the highest level of service.

Sincerely,

/s/ John W. McGonigle

John W. McGonigle
President
January 15, 2002

*	An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.
**	Past performance is no guarantee of future results. Yield will vary. Yields quoted for money market funds most closely reflect the funds’ current earnings.
***	Income may be subject to the federal alternative minimum tax and state and local taxes.

Wachovia Prime Cash Management Fund
Portfolio of Investments

November 30, 2001

Principal Amount		Value

(1) Bank Notes—1.1%
$25,000,000	Bank of America, N.A., 3.680%, 1/10/2002	$25,000,000

(1) Certificates of Deposit—21.9%
25,000,000	Abbey National Bank PLC, London, 1.920%, 6/4/2002	25,001,272
25,000,000	Bank of America, Toronto, 3.450%, 12/6/2001	25,000,034
25,000,000	Bayerische Landesbank-NY, 1.960%, 1/15/2002	25,000,311
25,000,000	Citibank N.A., New York, 2.490%, 1/2/2002	25,000,000
25,000,000	Deutsche Bank AG, 3.380%, 12/20/2001	25,000,000
50,000,000	Dexia Bank, New York, 2.295%-3.400%, 12/4/2001	50,000,083
65,000,000	Dresdner Bank AG-London, 2.300%-3.990%, 3/1/2002-4/4/2002	65,005,970
10,000,000	Marshall & Ilsley Corp., 3.740%, 3/20/2002	10,000,294
50,000,000	Societe Generale, 2.330%-3.230%, 12/11/2001-1/8/2002	49,984,081
25,000,000	SouthTrust Bank National Association, 2.000%, 6/5/2002	25,001,278
25,000,000	SouthTrust Bank, 3.630%, 1/22/2002	25,000,355
5,000,000	Toronto Dominion Bank, Inc., 6.230%, 12/6/2001	5,000,000
50,000,000	UBS AG, 2.395%-2.490%, 12/4/2001-12/10/2001	50,000,342
25,000,000	Westdeutsche Landesbank Girozentrale, 2.270%, 2/27/2002	25,000,000
75,000,000	Wilmington Trust Corp., 2.030%-3.740%, 12/03/2001-4/3/2002	75,001,203

	Total Certificates of Deposit	504,995,223

(1) Commercial Paper—48.7%
	Consumer Cyclicals—1.1%
25,000,000	Gannett Co., Inc., 2.050%, 12/10/2001	24,987,188

	Finance—40.8%
85,000,000	American Express Credit Corp., 1.950%-2.290%, 12/11/2001-5/29/2002	84,612,097
25,000,000	American General Finance Corp., 2.370%, 1/2/2002	24,947,333
25,000,000	Barclays US Funding Corp., (Guaranteed by Barclays Bank PLC), 2.480%, 12/27/2001	24,955,222
50,000,000	Barton Capital Corp., 1.960%-1.980%, 1/7/2002-1/9/2002	49,896,014
75,000,000	CIT Group, Inc., 2.240%-3.370%, 12/5/2001-3/5/2002	74,770,945
50,000,000	Commerzbank U.S. Finance, Inc., (Guaranteed by Commerzbank AG, Frankfurt), 2.020%-2.250%, 1/24/2002-2/27/2002	49,876,928
75,000,000	Credit Suisse First Boston Inc., 3.250%-3.400%, 1/8/2002-2/21/2002	74,627,528
52,641,000	Delaware Funding Corp., 2.020%-2.040%, 12/14/2001-3/28/2002	52,441,120

2

Wachovia Prime Cash Management Fund

Principal Amount		Value

(1) Commercial Paper—continued
	Finance—continued
$25,000,000	Deutsche Bank Financial, Inc., (Guaranteed by Deutsche Bank AG), 3.390%, 12/19/2001	$24,957,625
20,000,000	Dresdner US Finance Inc., (Dresdner Bank AG, Frankfurt Support Agreement), 2.100%, 12/3/2001	19,997,667
10,000,000	Edison Asset Securitization LLC, 2.050%, 12/18/2001	9,990,319
25,000,000	GE Capital International Funding, Inc., (Guaranteed by General Electric Capital Corp.), 2.460%, 3/27/2002	24,801,833
20,000,000	Goldman Sachs Group, Inc., 2.250%, 1/15/2002	19,943,750
60,000,000	Household Finance Corp., 2.070%-2.280%, 1/24/2002-5/29/2002	59,519,900
60,000,000	J.P. Morgan & Co., Inc., 2.000%-3.330%, 12/4/2001-1/29/2002	59,908,343
25,000,000	National Rural Utilities Cooperative Finance Corp., 2.050%, 12/6/2001	24,992,882
60,000,000	Prudential Funding Corp., 2.050%-3.330%, 12/12/2001-12/19/2001	59,932,563
25,000,000	Rabobank Nederland, Utrecht, 3.430%, 1/9/2002	25,000,268
75,000,000	Transamerica Finance Corp., 2.410%-3.400%, 1/3/2002-2/13/2002	74,696,993
25,000,000	Verizon Global Funding, 2.470%, 2/28/2002	24,847,340
50,000,000	Volkswagen of America, Inc., 2.450%-2.480%, 12/27/2001	49,910,986
25,000,000	Wells Fargo & Co., 2.280%, 12/5/2001	24,993,667

	Total	939,621,323

	Finance—Commercial—2.2%
25,000,000	General Electric Capital Corp., 3.390%, 3/6/2002	24,776,354
25,000,000	General Electric Capital Services, 3.380%, 12/13/2001	24,971,833

	Total	49,748,187

	Health Care—0.8%
19,000,000	Glaxo Wellcome Inc., 2.260%, 1/17/2002	18,943,940

	Industrial Services—3.8%
67,000,000	Rio Tinto America, Inc., 1.980%-2.320%, 12/3/2001-2/28/2002	66,831,982
20,000,000	Rio Tinto Ltd., 2.250%, 1/22/2002	19,935,000

	Total	86,766,982

	Total Commercial Paper	1,120,067,620

Corporate Bonds—1.1%
	Finance—1.1%
25,000,000	State Street Bank and Trust Co., 2.260%, 12/3/2001	25,000,014

3

Wachovia Prime Cash Management Fund
Principal Amount or Shares		Value

Government Agencies—1.8%
$24,578,000	Federal Home Loan Bank, 1.900%, 12/3/2001	$24,575,406
17,800,000	Federal National Mortgage Association, 5.375%, 3/15/2002	17,885,821

	Total Government Agencies	42,461,227

(2) Notes—Variable—2.8%
	Finance—2.8%
13,600,000	Chase Manhattan Corp., 2.380%, 12/6/2001	13,616,025
25,000,000	Merrill Lynch & Co., Inc., 2.490%, 6/11/2001	25,000,000
25,000,000	National Rural Utilities Cooperative Finance Corp., (Medium Term Note), 2.258%, 12/3/2001	25,000,000

	Total Notes—Variable	63,616,025

Open-End Investment Companies—7.6%
37,654,778	Aim Liquid Assets Portfolio	37,654,778
44,881,562	Dreyfus Cash Management	44,881,562
54,072,096	Federated Prime Obligations Fund	54,072,096
39,201,622	Financial Square Prime Holdings Fund	39,201,622

	Total Open-End Investment Companies	175,810,058

(3) Repurchase Agreements—13.5%
$52,500,000	Credit Suisse First Boston Corp., 2.150%, dated 11/30/2001, due 12/3/2001	52,500,000
60,000,000	Deutsche Bank Financial, Inc., 2.130%, dated 11/30/2001, due 12/3/2001	60,000,000
40,000,000	Goldman Sachs Group, LP, 2.150%, dated 11/30/2001, due 12/3/2001	40,000,000
60,000,000	J.P Morgan & Co., Inc., 2.110%, dated 11/30/2001, due 12/3/2001	60,000,000
40,000,000	Merrill Lynch, Pierce, Fenner and Smith, 2.140%, dated 11/30/2001, due 12/3/2001	40,000,000
57,500,000	Morgan Stanley Group, Inc., 2.125%, dated 11/30/2001, due 12/3/2001	57,500,000

	Total Repurchase Agreements	310,000,000

4

Wachovia Prime Cash Management Fund
Principal Amount		Value

U.S. Treasury—1.5%
$35,000,000	United States Treasury Bills, 1.870%, 12/13/2001	$34,978,183

	Total Investments, at Amortized Cost and Value (4)	$2,301,928,350

(1)	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.
(2)	Current rate and next reset date shown.
(3)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.
(4)	Also represents cost for federal tax purposes.

Note:	The categories of investments are shown as a percentage of net assets ($2,301,135,421) at November 30, 2001.

(See Notes which are an integral part of the Financial Statements)

5

Wachovia Prime Cash Management Fund
Statement of Assets and Liabilities

November 30, 2001

Assets:
Investments in repurchase agreements	$310,000,000
Investments in securities, at amortized cost and value	1,991,928,350

Total investments in securities, at amortized cost and value		$2,301,928,350
Cash		288
Income receivable		4,471,194

Total assets		2,306,399,832
Liabilities:
Income distribution payable	4,911,246
Payable to adviser	194,527
Other accrued expenses	158,638

Total liabilities		5,264,411

Net assets for 2,301,135,421 shares outstanding		$2,301,135,421

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$2,301,135,421 ÷ 2,301,135,421 shares outstanding		$1.00

(See Notes which are an integral part of the Financial Statements)

6

Wachovia Prime Cash Management Fund
Statement of Operations

Year Ended November 30, 2001

Investment Income:
Interest		$88,127,034
Expenses:
Investment adviser fee	$5,657,930
Administrative personnel and services fee	942,988
Custodian fees	226,098
Transfer and dividend disbursing agent fees and expenses	2,213
Directors’/Trustees’ fees	35,797
Auditing fees	14,939
Legal fees	6,592
Portfolio accounting fees	2,213
Share registration costs	38,071
Printing and postage	10,138
Insurance premiums	5,938
Miscellaneous	11,726

Total expenses	6,954,643
Waiver:
Waiver of investment adviser fee	(3,559,886)

Net expenses		3,394,757

Net investment income		$84,732,277

(See Notes which are an integral part of the Financial Statements)

7

Wachovia Prime Cash Management Fund
Statement of Changes in Net Assets

	Year Ended November 30,
	2001	2000

Increase (Decrease) in Net Assets
Operations—
Net investment income	$84,732,277	$96,677,079

Distributions to Shareholders—
Distributions from net investment income	(84,732,277)	(96,677,079)

Share Transactions—
Proceeds from sale of shares	4,319,446,016	4,145,126,464
Net asset value of shares issued to shareholders in payment of distributions declared	327,884	—
Cost of shares redeemed	(3,770,912,704)	(4,102,857,555)

Change in net assets resulting from share transactions	548,861,196	42,268,909

Change in net assets	548,861,196	42,268,909
Net Assets—
Beginning of period	1,752,274,225	1,710,005,316

End of period	$2,301,135,421	$1,752,274,225

(See Notes which are an integral part of the Financial Statements)

8

Wachovia Prime Cash Management Fund
Financial Highlights—Institutional Shares

(For a share outstanding throughout each period)

	Year Ended November 30,

	2001	2000	1999	1998	1997

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations
Net investment income	0.04	0.06	0.05	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.04)	(0.06)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (1)	4.58%	6.35%	5.05%	5.54%	5.55%
Ratios to Average Net Assets:
Expenses	0.18%	0.18%	0.18%	0.18%	0.18%
Net investment income	4.49%	6.17%	4.93%	5.40%	5.43%
Expense waiver/reimbursement (2)	0.19%	0.19%	0.19%	0.19%	0.25%
Supplemental Data
Net assets, end of period (000 omitted)	$2,301,135	$1,752,274	$1,710,005	$1,829,211	$1,450,195

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Results represent past performance and do not guarantee future results.
(2)	This contractual expense decrease is reflected in both the expense and the net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

9

Wachovia Tax-Free Money Market Fund
Portfolio of Investments

November 30, 2001

Principal Amount		Value

Short-Term Municipals—96.6%
	Alabama—10.6%
$1,000,000	Birmingham, AL (Series A), Weekly VRDNs (First Alabama Bank, Memphis LOC)	$1,000,000
3,320,000	Birmingham, AL, GO (Series 1992A), Weekly VRDNs (Regions Bank, Alabama LOC)	3,320,000
20,000,000	DCH Health Care Authority Weekly VRDNs	20,000,000
10,700,000	Daphne-Villa Mercy, AL Special Care Facilities, Refunding Revenue Bonds Weekly VRDNs (SouthTrust Bank of Alabama, Birmingham LOC)	10,700,000
7,700,000	Infirmary Health Systems, Inc. (Series A), Weekly VRDNs	7,700,000
11,200,000	The Board of Trustees of the University of Alabama, University & College Improvements (Series B), Weekly VRDNs	11,200,000
340,000	Tuscaloosa County, AL, Port Authority (Series 1989A), Weekly VRDNs (Capstone Hotel Ltd.)/(SouthTrust Bank of Alabama, Birmingham LOC)	340,000

	Total	54,260,000

	Arizona—2.2%
11,100,000	Arizona School District, 3.25% TANs, 7/31/2002	11,150,357

	Colorado—2.9%
15,000,000	Arapahoe County, CO HFA Weekly VRDNs	15,000,000

	Florida—5.7%
9,700,000	Alachua County, FL, Health Facilities Authority, Health Facilities Revenue Bonds (Series 1996B), Weekly VRDNs (Shands Teaching Hospital and Clinics, Inc.)/(MBIA INS)/(SunTrust Bank, Central Florida LIQ)	9,700,000
2,680,000	Eustis Health Facilities Authority, FL (Series 1985), Weekly VRDNs (Waterman Medical Center)/(Banque Paribas COL)	2,680,000
240,000	Florida HFA, Revenue Bonds Weekly VRDNs	240,000
11,000,000	Palm Beach County, FL, Refunding Revenue Bonds Weekly VRDNs (AMBAC INS)	11,000,000
500,000	Polk County, FL, IDA, Refunding Revenue Bonds Monthly VRDNs (Florida Convalescent Centers, Inc.)/(Toronto Dominion Bank LOC)	500,000
1,000,000	Polk County, FL, IDA, Refunding Revenue Bonds Weekly VRDNs (IMC Fertilizer, Inc.)/(Rabobank Nederland, Utrecht LOC)	1,000,000

10

Wachovia Tax-Free Money Market Fund
Principal Amount		Value

Short-Term Municipals—continued
	Florida—continued
$4,200,000	Southeast Volusia Hospital District, FL, Revenue Bonds (Series 1995), Weekly VRDNs (Bert Fish Medical Center (FL))/(SouthTrust Bank of Alabama, Birmingham LOC)	$4,200,000

	Total	29,320,000

	Georgia—4.7%
8,600,000	De Kalb Private Hospital Authority, GA, Revenue Anticipation Certificates (Series 1994B), Weekly VRDNs (Egleston Children’s Hospital at Emory University, Inc.)/(SunTrust Bank, Atlanta LOC)	8,600,000
4,450,000	De Kalb Private Hospital Authority, GA, Revenue Anticipation Certificates (Series 1995B), Weekly VRDNs (Egleston Children’s Hospital at Emory University, Inc.)/(SunTrust Bank, Atlanta LOC)	4,449,999
7,400,000	Gwinnett County, GA, Hospital Authority, Refunding Revenue Bonds Weekly VRDNs	7,400,000
2,800,000	Lowndes County, GA, Residential Care Facilities for the Elderly Authority Weekly VRDNs (South Georgia Health Alliance Project)	2,800,000
770,000	Macon-Bibb County, GA, Urban Development Authority, Refunding Revenue Bonds (Series 1995), Weekly VRDNs (Macon Hotel Investors)/(Bank One, Michigan LOC)	770,000
300,000	Monroe County, GA, Development Authority, Refunding Revenue Bonds Weekly VRDNs (Forsyth Inns, Inc.)	300,000

	Total	24,319,999

	Idaho—1.0%
5,000,000	Idaho State (GO UT), 3.75% Bonds, 6/28/2002	5,032,074

	Illinois—13.4%
11,500,000	Illinois Development Finance Authority Weekly VRDNs	11,500,000
740,000	Illinois Development Finance Authority, Revenue Bonds Weekly VRDNs (Aurora Central Catholic High School)	740,000
1,000,000	Illinois Development Finance Authority, Revenue Bonds Weekly VRDNs (Lake Forest Academy)/(Northern Trust Corp. LOC)	1,000,000
1,155,000	Illinois Development Finance Authority, Revenue Bonds Weekly VRDNs (Little City Foundation)	1,155,000
3,800,000	Illinois Development Finance Authority, Revenue Bonds Weekly VRDNs (St. Ignatius College)	3,800,000
1,415,000	Illinois Development Finance Authority, Revenue Bonds Weekly VRDNs (St. Paul’s House)/(Lasalle National Bank, Chicago LOC)	1,415,000

11

Wachovia Tax-Free Money Market Fund
Principal Amount		Value

Short-Term Municipals—continued
	Illinois—continued
$4,600,000	Illinois Development Finance Authority, IDB, TV Association (Series A), Weekly VRDNs (Chicago, IL Board of Education)	$4,600,000
6,500,000	Illinois Development Finance Authority, IDB, Variable/Fixed Rate Demand Revenue Bonds (Series 1996), Weekly VRDNs (Chicago Symphony Orchestra Project)/(Bank of America, IL LOC)	6,500,000
5,900,000	Illinois Development Finance Authority, PCR (Series 1994B), Weekly VRDNs (Commonwealth Edison Co.)/(ABN AMRO Bank N.V., Amsterdam LOC)	5,900,000
5,600,000	Illinois Educational Facilities Authority, Revenue Bonds Weekly VRDNs (Field Museum of Natural History)	5,600,000
9,000,000	Illinois Health Facilities Authority, Refunding Revenue Bond (Series B), Daily VRDNs	9,000,000
16,900,000	Illinois Health Facilities Authority, Refunding Revenue Bonds Daily VRDNs	16,900,000
1,000,000	Orland Hills, IL, Multi-family Mortgage Revenue Bonds, Weekly VRDNs (Lasalle National Corp. LOC)	1,000,000

	Total	69,110,000

	Iowa—1.6%
8,000,000	Iowa School Corporations (Series A), 3.75% Bonds, 6/21/2002	8,047,417

	Kentucky—2.1%
11,000,000	Kentucky Association of Counties Advance Revenue, 3.50% TRANs, 6/28/2002	11,052,157

	Louisiana—3.3%
1,700,000	Calcasieu Parish, LA, IDB, PCR Weekly VRDNs (Citgo Petroleum Corp.)	1,700,000
2,800,000	Lake Charles, LA Harbor & Terminal District, Revenue Bonds Weekly VRDNs (Citgo Petroleum Corp.)	2,800,000
6,000,000	Louisiana PFA, 3.25% Bonds, 8/29/2002	6,019,504
6,150,000	Louisiana State, Series A, 6.00% Bonds, 8/1/2002	6,285,263

	Total	16,804,767

	Massachusetts—0.3%
1,000,000	Commonwealth of Massachusetts (Series B), Weekly VRDNs (Toronto Dominion Bank LOC)	1,000,000
100,000	Massachusetts HEFA (Series P-1), Weekly VRDNs (Partners Healthcare Systems)/(FSA INS)	100,000

12

Wachovia Tax-Free Money Market Fund
Principal Amount		Value

Short-Term Municipals—continued
	Massachusetts—continued
$500,000	Massachusetts Municipal Wholesale Electric Co., Power Supply System Revenue Bonds (1994 Series C), Weekly VRDNs (Canadian Imperial Bank of Commerce LOC)	$500,000

	Total	1,600,000

	Michigan—6.2%
15,665,000	Detroit, MI Sewage Disposal System (Series B), Weekly VRDNs (MBIA LOC)	15,665,000
4,400,000	Green Lake Township, MI, Refunding Revenue Bonds Weekly VRDNs (Lasalle National Corp. LOC)	4,400,000
11,955,000	Michigan Strategic Fund (Series B Daily), VRDNs (Detroit Symphony Orchestra)	11,955,000

	Total	32,020,000

	Mississippi—0.4%
2,340,000	Jackson County, MS, Weekly VRDNs (Chevron Corp. GTD)	2,340,000

	Missouri—4.4%
1,800,000	Kansas City, MO, IDA, IDRB, Weekly VRDNs (Mid-American Health Services)	1,800,000
7,200,000	Missouri State HEFA, Revenue Bonds (Series C), Daily VRDNs (Washington University)/(Morgan Guaranty Trust Co., New York SA)	7,200,000
13,900,000	Missouri State HEFA, Revenue Bonds (Series D), Daily VRDNs (Washington University)	13,900,000

	Total	22,900,000

	New York—1.5%
6,000,000	Long Island Power Authority (Subseries 7A), Weekly VRDNs (Credit Suisse First Boston and MBIA LOCs)	6,000,000
100,000	New York City, NY (1994 E-2), Daily VRDNs (Morgan Guaranty Trust Co., New York LOC)	100,000
100,000	New York City, NY, GO UT Refunding Bonds (Subseries E-3), Daily VRDNs	100,000
1,555,000	New York State Energy Research & Development Authority, PCR Revenue Bonds (Series 1994 C), Daily VRDNs (New York State Electric and Gas Corp.)/(Morgan Guaranty Trust Co., New York LOC)	1,555,000

	Total	7,755,000

13

Wachovia Tax-Free Money Market Fund

Principal Amount		Value

Short-Term Municipals—continued
	North Carolina—1.7%
$8,200,000	Mecklenburg County, NC (Series E), Weekly VRDNs (Bank of America NA LOC)	$8,200,000
200,000	North Carolina Medical Care Commission, Revenue Bond Weekly VRDNs (Catholic Health East)	200,000
115,000	North Carolina Medical Care Commission, Revenue Bonds (Series A), Weekly VRDNs (Pooled Financing Program)	115,000

	Total	8,515,000

	Ohio—4.1%
895,000	Centerville, OH, Health Care Revenue Bonds Weekly VRDNs (Bethany Lutheran Village)	895,000
10,000,000	Cuyahoga County, OH Hospital Authority (Series 1998B), Weekly VRDNs (Cleveland Clinic)/(Chase Manhattan Bank, New York LIQ)	10,000,000
10,000,000	Lorain County, OH (Series A), Weekly VRDNs	10,000,000

	Total	20,895,000

	Oregon—1.0%
5,000,000	Oregon State, Veteran’s Welfare Bonds (Series 73F), Weekly VRDNs (Morgan Guaranty Trust Co., New York LOC)	5,000,000

	Pennsylvania—0.9%
4,400,000	Allegheny County, PA, IDA, Revenue Bonds (Series A), Weekly VRDNs (United Jewish Federation of Greater Pittsburgh VRDB)/ (PNC Bank, NA LOC)	4,400,000

	Tennessee—8.6%
13,565,000	Clarksville, TN, Public Building Authority, Adjustable Rate Pooled Financing Revenue Bonds (Series 1997), Weekly VRDNs (Tennessee Municipal Bond Fund)/(Nationsbank, NA, Charlotte LOC)	13,565,000
1,000,000	Clarksville, TN, Public Building Authority, Public Improvement Revenue Bonds Weekly VRDNs	1,000,000
3,125,000	Metropolitan Government Nashville & Davidson County, TN IDB, Refunding Revenue Bonds Weekly VRDNs	3,125,000
1,720,000	Metropolitan Government Nashville & Davidson County, TN IDB, Refunding Revenue Bonds Weekly VRDNs	1,720,000
7,600,000	Metropolitan Nashville TN Airport Authority (Series 1993), Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ)/(Societe Generale, Paris LOC)	7,600,000

14

Wachovia Tax-Free Money Market Fund

Principal Amount		Value

Short-Term Municipals—continued
	Tennessee—continued
$4,235,000	Metropolitan Nashville TN Airport Authority (Series A), 5.00% Bonds (FGIC LOC), 7/1/2002	$4,287,446
1,800,000	Montgomery Co, TN, Public Building Authority Weekly VRDNs	1,800,000
11,000,000	Shelby County, TN Health Education & Housing Facilities Board (Series 2000), 2.65% CP (Baptist Memorial Hospital)/(Bank of America NA LOC), Mandatory Tender 1/17/2002	11,000,000

	Total	44,097,446
	Texas—6.8%
10,600,000	Lower Neches Valley, TX, Refunding Revenue Bonds, 2.40% TOBs (Chevron U.S.A., Inc.), Optional Tender 2/15/2002	10,600,000
12,000,000	Northside, TX, Independent School District (Series A), 3.00% TOBs (Texas Permanent School Fund Guarantee Program GTD)/(Dexia Credit Local LIQ), Mandatory Tender 8/1/2002	12,031,237
12,000,000	Texas State (Series A), 3.75% TRANs, 8/29/2002	12,113,050

	Total	34,744,287

	Virginia—0.1%
300,000	Roanoke, VA, IDA, Hospital Revenue Bonds (Series 1997B), Daily VRDNs (Carilion Health System Obligated Group)	300,000

	Washington—0.2%
1,000,000	Washington HEFA, Variable Rate Demand Revenue Bonds (Series 1997B), Daily VRDNs (Virginia Mason Medical Center)/(MBIA INS)/(Credit Suisse First Boston LIQ)	1,000,000

	Wisconsin—12.9%
17,500,000	Wisconsin HEFA(Series A), Revenue Bonds Weekly VRDNs (Felician Health Care, Inc.)/(AMBAC INS)	17,500,000
5,000,000	Wisconsin HEFA, Revenue Bond Weekly VRDNs (University Wisconsin Medical Foundation)	5,000,000
11,200,000	Wisconsin HEFA, Revenue Bonds (Series 1994), Weekly VRDNs (Felician Health Care, Inc.)/(Lasalle Bank, NA LOC)	11,200,000
7,320,000	Wisconsin State Health Facilities Authority, Revenue Bonds (Series A-2), Weekly VRDNs (Franciscan Health Care)	7,320,000
8,495,000	Wisconsin State Health Facilities Authority, Revenue Bonds Weekly VRDNs (Franciscan Health Care)/(Toronto Dominion Bank LOC)	8,495,000

15

Wachovia Tax-Free Money Market Fund

Principal Amount or Shares		Value

Short-Term Municipals—continued
	Wisconsin—continued
$17,000,000	Wisconsin State (Series A), 1.90% CP (Bank of Nova Scotia, Toronto and Commerzbank AG, Frankfurt LIQs), Mandatory Tender 2/7/2002	$17,000,000

	Total	66,515,000

	Total Short-Term Municipals	496,178,504

Open-End Investment Companies—3.3%
500	AIM Global Management Short Term Investments Money Market Fund	500
232,912	Dreyfus Tax Exempt Money Market Fund	232,912
11,839,160	Federated Tax-Free Obligations Fund	11,839,160
5,000,793	Fidelity Tax Exempt Money Market Fund	5,000,793

	Total Open-End Investment Companies	17,073,365

	Total Investments, at Amortized Cost and Value (1)	$513,251,869

(1)	Also represents cost for federal tax purposes.
Note:	The categories of investments are shown as a percentage of net assets ($513,912,699) at November 30, 2001.
The following acronyms are used throughout this portfolio:
AMBAC—American Municipal Bond Assurance	INS—Insured
Corporation	LIQ(s)—Liquidity Agreement(s)
COL—Collateralized	LOC(s)—Letter(s) of Credit
CP—Commercial Paper	MBIA—Municipal Bond Investors Assurance
FGIC—Financial Guaranty Insurance Company	PCR—Pollution Control Revenue
FSA—Financial Security Assurance	PFA—Public Facility Authority
GO—General Obligation	SA—Support Agreement
GTD—Guaranteed	TANs—Tax Anticipation Notes
HEFA—Health and Education Facilities Authority	TOBs—Tender Option Bonds
HFA—Housing Finance Authority	TRANs—Tax and Revenue Anticipation Notes
IDA—Industrial Development Authority	UT—Unlimited Tax
IDB—Industrial Development Bond	VRDB—Variable Rate Demand Bond
IDRB—Industrial Development Revenue Bond	VRDNs—Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

16

Wachovia Tax-Free Money Market Fund
Statement of Assets and Liabilities

November 30, 2001

Assets:
Total investments in securities, at amortized cost and value		$513,251,869
Cash		379
Income receivable		1,834,394

Total assets		515,086,642
Liabilities:
Income distribution payable	$959,864
Payable to adviser	83,970
Other accrued expenses	130,109

Total liabilities		1,173,943

Net assets for 513,912,699 shares outstanding		$513,912,699

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$302,664,511 ÷ 302,664,511 shares outstanding		$1.00

Investment Shares:
$211,248,188 ÷ 211,248,188 shares outstanding		$1.00

(See Notes which are an integral part of the Financial Statements)

17

Wachovia Tax-Free Money Market Fund
Statement of Operations

Year ended November 30, 2001

Investment Income:
Interest		$16,737,400
Expenses:
Investment adviser fee	$2,744,317
Administrative personnel and services fee	398,710
Custodian fees	92,299
Transfer and dividend disbursing agent fees and expenses	3,072
Directors’/Trustees’ fees	8,764
Auditing fees	9,936
Legal fees	4,507
Portfolio accounting fees	671
Distribution services fee—Investment Shares	890,219
Share registration costs	23,507
Printing and postage	11,358
Insurance premiums	2,048
Miscellaneous	2,373

Total expenses	4,191,781
Waiver:
Waiver of investment adviser fee	(1,984,212)

Net expenses		2,207,569

Net investment income		$14,529,831

(See Notes which are an integral part of the Financial Statements)

18

Wachovia Tax-Free Money Market Fund
Statement of Changes in Net Assets

	Year Ended November 30,

	2001	2000

Increase (Decrease) in Net Assets
Operations—
Net investment income	$14,529,831	$15,654,324

Distributions to Shareholders—
Distributions from net investment income
Institutional Shares	(9,182,302)	(9,739,551)
Investment Shares	(5,347,529)	(5,914,773)

Change in net assets resulting from distributions to shareholders	(14,529,831)	(15,654,324)

Share Transactions—
Proceeds from sale of shares	785,150,470	703,231,616
Net asset value of shares issued to shareholders in payment of distributions declared	948,837	993,423
Cost of shares redeemed	(757,936,761)	(588,377,810)

Change in net assets resulting from share transactions	28,162,546	115,847,229

Change in net assets	28,162,546	115,847,229
Net Assets—
Beginning of period	485,750,153	369,902,924

End of period	$513,912,699	$485,750,153

(See Notes which are an integral part of the Financial Statements)

19

Wachovia Tax-Free Money Market Fund
Financial Highlights—Institutional Shares

(For a share outstanding throughout each period)

	Year Ended November 30,
	2001	2000	1999	1998	1997

Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations
Net investment income	0.03	0.04	0.03	0.03	0.03
Less Distributions
Distributions from net investment income	(0.03)	(0.04)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return (1)	2.80%	3.89%	2.99%	3.29%	3.41%
Ratios to Average Net Assets:
Expenses	0.24%	0.24%	0.24%	0.24%	0.24%
Net investment income	2.81%	3.79%	2.95%	3.24%	3.34%
Expense waiver/ reimbursement (2)	0.36%	0.38%	0.39%	0.42%	0.45%
Supplemental Data
Net assets, end of period (000 omitted)	$302,665	$293,860	$225,466	$275,323	$182,473

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Results represent past performance and do not guarantee future results.
(2)	This contractual expense decrease is reflected in both the expense and the net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

20

Wachovia U.S. Treasury Money Market Fund
Portfolio of Investments

November 30, 2001

Principal Amount or Shares		Value

U.S. Government Obligations—40.3%
	U.S. Treasury Bills—24.6%
$160,000,000	1.890%-3.305%, 12/6/2001-4/4/2002	$159,587,304

	U.S. Treasury Notes—15.7%
100,000,000	5.750%-6.500%, 2/28/2002-11/30/2002	101,639,044

	Total U.S. Government Obligations	261,226,348

(1) Repurchase Agreements—52.5%
90,000,000	Credit Suisse First Boston Inc., 2.120%, dated 11/30/2001, due 12/3/2001	90,000,000
20,000,000	Deutsche Bank Financial, Inc., 2.100%, dated 11/30/2001, due 12/3/2001	20,000,000
25,000,000	Goldman Sachs Group, LP, 2.110%, dated 11/30/2001, due 12/3/2001	25,000,000
85,000,000	J.P Morgan Tri Party Repo, 2.080%, dated 11/30/2001, due 12/3/2001	85,000,000
25,000,000	Merrill Lynch, Pierce, Fenner and Smith, 2.120%, dated 11/30/2001, due 12/3/2001	25,000,000
95,000,000	Morgan Stanley Group, Inc., 2.050%, dated 11/30/2001, due 12/3/2001	95,000,000

	Total Repurchase Agreements	340,000,000

Open-End Investment Companies—7.3%
23,268,910	Federated Treasury Obligations Fund	23,268,910
23,626,712	Financial Square Treasury Obligation Fund	23,626,712

	Total Open-End Investment Companies	46,895,622

	Total Investments, at Amortized Cost and Value (2)	$648,121,970

(1)	The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.
(2)	Also represents cost for federal tax purposes.

Note:	The categories of investments are shown as a percentage of net assets ($647,597,685) at November 30, 2001.

(See Notes which are an integral part of the Financial Statements)

21

Wachovia U.S. Treasury Money Market Fund
Statement of Assets and Liabilities

November 30, 2001

Assets:
Investments in repurchase agreements	$340,000,000
Investments in securities	308,121,970

Total investments in securities, at amortized cost and value		$648,121,970
Cash		404
Income receivable		502,580
Receivable for shares sold		326,216

Total assets		648,951,170
Liabilities:
Payable for shares redeemed	8,364
Income distribution payable	1,112,497
Payable to adviser	63,113
Other accrued expenses	169,511

Total liabilities		1,353,485

Net assets for 647,597,685 shares outstanding		$647,597,685

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$462,881,493 ÷ 462,881,493 shares outstanding		$1.00

Investment Shares:
$184,716,192 ÷ 184,716,192 shares outstanding		$1.00

(See Notes which are an integral part of the Financial Statements)

22

Wachovia U.S. Treasury Money Market Fund
Statement of Operations

Year ended November 30, 2001

Investment Income:
Interest		$30,044,502
Expenses:
Investment adviser fee	$3,443,805
Administrative personnel and services fee	500,173
Custodian fees	106,389
Transfer and dividend disbursing agent fees and expenses	14,796
Directors’/Trustees’ fees	12,514
Auditing fees	14,522
Legal fees	4,643
Portfolio accounting fees	2,587
Distribution services fee—Investment Shares	769,409
Share registration costs	38,572
Printing and postage	49,982
Insurance premiums	2,251
Miscellaneous	13,870

Total expenses	4,973,513
Waiver:
Waiver of investment adviser fee	(2,550,992)

Net expenses		2,422,521

Net investment income		$27,621,981

(See Notes which are an integral part of the Financial Statements)

23

Wachovia U.S. Treasury Money Market Fund
Statement of Changes in Net Assets

	Year Ended November 30,
	2001	2000

Increase (Decrease) in Net Assets
Operations—
Net investment income	$27,621,981	$36,669,534

Distributions to Shareholders—
Distributions from net investment income
Institutional Shares	(20,415,200)	(25,355,348)
Investment Shares	(7,206,781)	(11,314,186)

Change in net assets resulting from distributions to shareholders	(27,621,981)	(36,669,534)

Share Transactions—
Proceeds from sale of shares	1,629,169,720	1,468,590,551
Net asset value of shares issued to shareholders in payment of distributions declared	2,486,619	2,954,316
Cost of shares redeemed	(1,670,146,117)	(1,442,236,831)

Change in net assets resulting from share transactions	(38,489,778)	29,308,036

Change in net assets	(38,489,778)	29,308,036
Net Assets—
Beginning of period	686,087,463	656,779,427

End of period	$647,597,685	$686,087,463

(See Notes which are an integral part of the Financial Statements)

24

Wachovia U.S. Treasury Money Market Fund
Financial Highlights—Institutional Shares

(For a share outstanding throughout each period)

	Year Ended November 30,
	2001	2000	1999	1998	1997

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.04	0.06	0.05	0.05	0.05
Less Distributions
Distributions from net investment income	(0.04)	(0.06)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (1)	4.20%	5.94%	4.77%	5.25%	5.31%
Ratios to Average Net Assets:
Expenses	0.24%	0.24%	0.24%	0.24%	0.24%
Net investment income	4.11%	5.72%	4.65%	5.15%	5.20%
Expense waiver/reimbursement (2)	0.37%	0.37%	0.38%	0.40%	0.41%
Supplemental Data
Net assets, end of period (000 omitted)	$462,881	$495,565	$448,758	$466,538	$510,323

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Results represent past performance and do not guarantee future results.
(2)	This contractual expense decrease is reflected in both the expense and the net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

25

Wachovia Money Market Funds
Combined Notes to Financial Statements

November 30, 2001

1. Organization
The Wachovia Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of eighteen portfolios. The following portfolios are included herein (individually referred to as the “Fund”, or collectively as the “Funds”):

Portfolio	Investment Objective

Wachovia Prime Cash Management Fund (“Prime Cash Fund”)	To provide current income consistent with stability of principal and liquidity.

Wachovia Tax-Free Money Market Fund (“Tax-Free Fund”)	To provide current income exempt from federal regular income tax consistent with stability of principal and liquidity.

Wachovia U.S. Treasury Money Market Fund (“U.S. Treasury Fund”)	To provide current income consistent with stability of principal and liquidity.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

The Funds, except for Prime Cash Fund, offer two classes of shares: Institutional Shares and Investment Shares. Prime Cash Fund only offers Institutional Shares. Investment Shares are identical in all respects to Institutional Shares except that Investment Shares are sold pursuant to a distribution plan (the “Plan”) adopted in accordance with Rule 12b-1 under the Act.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATION—The Funds use of the amortized cost method to value their portfolio securities is in accordance with Rule 2a-7 under the Act. Investments in other open-end regulated investment companies are valued at net asset value.

REPURCHASE AGREEMENTS—It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds’ adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the “Trustees”). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS—Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code,

26

Wachovia Money Market Funds

as amended (the “Code”). Distributions to shareholders are recorded on the ex-dividend date. The Trust offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Funds does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

FEDERAL TAXES—It is the Funds’ policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS—The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

USE OF ESTIMATES—The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER—Investment transactions are accounted for on a trade date basis.

27

Wachovia Money Market Funds

3. Shares Of Beneficial Interest
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.
Transactions in shares were as follows:

	Prime Cash Fund		Tax-Free Fund		U.S. Treasury Fund
	Year Ended November 30,		Year Ended November 30,		Year Ended November 30,
	2001	2000	2001	2000	2001	2000
Institutional Shares

Shares sold	4,319,446,016	4,145,126,464	424,819,873	344,564,020	1,332,264,106	1,075,430,476
Shares issued to shareholders in payment of distributions declared	327,884	—	—	—	230,358	—
Shares redeemed	(3,770,912,704)	(4,102,857,555)	(416,015,729)	(276,170,083)	(1,365,177,676)	(1,028,624,212)

Net change resulting from Institutional Shares transactions	548,861,196	42,268,909	8,804,144	68,393,937	(32,683,212)	46,806,264

Investment Shares

Shares sold	—	—	360,330,597	358,667,596	296,905,614	393,160,075
Shares issued to shareholders in payment of distributions declared	—	—	948,837	993,423	2,256,261	2,954,316
Shares redeemed	—	—	(341,921,032)	(312,207,727)	(304,968,441)	(413,612,619)

Net change resulting from Investment Shares transactions	—	—	19,358,402	47,453,292	(5,806,566)	(17,498,228)

Net change resulting from share transactions	548,861,196	42,268,909	28,162,546	115,847,229	(38,489,778)	29,308,036

28

Wachovia Money Market Funds

4. Investment Adviser Fee And Other Transactions With Affiliates

INVESTMENT ADVISER FEE—Wachovia Fund Advisers, a subsidiary of Wachovia Bank N.A. and the Funds’ investment adviser (the “Adviser), receives for its services an annual investment adviser fee based on each Fund’s average daily net assets.
Fund	Annual rate
Prime Cash Fund	0.30%
Tax-Free Fund	0.50%
U.S.Treasury Fund	0.50%

As a result of contractual obligations, the Adviser may be required to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at its sole discretion anytime after January 31, 2002.

ADMINISTRATIVE FEE—Federated Services Company (“FServ”) provides the Funds with certain administrative personnel and services. This fee is based on the level of average aggregate net assets of the Trust (excluding Prime Cash Fund) and The Wachovia Municipal Funds for the period. FServ’s fee with respect to Prime Cash Fund is based upon its average net assets. FServ may voluntarily waive a portion of its fee.

DISTRIBUTION SERVICES FEE—Under the terms of the Plan, each Fund (excluding Prime Cash Fund) will compensate Federated Securities Corp. (“FSC”), the principal distributor, from its net assets to finance activities intended to result in the sale of each Fund’s Investment Shares. The Plan provides that each Fund may incur distribution expenses up to 0.40% of the average daily net assets of its Investment Shares, annually, to compensate FSC.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES—FServ, through its subsidiary, Federated Shareholder Services Company (“FSSC”) serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders. FSSC may voluntarily waive any portion of its fee.

PORTFOLIO ACCOUNTING FEES—FServ, through its subsidiary, FSSC, maintains the Funds’ accounting records for which it receives a fee. The fee is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES—Wachovia Bank, N.A. is the Funds’ custodian for which it receives a fee. The fee is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses.

GENERAL—Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

29

Wachovia Money Market Funds

5. Subsequent Event

Wachovia Corporation, the ultimate corporate parent of the investment adviser for the Wachovia Fund Family (Wachovia Funds), completed a merger with First Union Corporation on September 1, 2001. As a result, the new organization (Wachovia) has taken steps to consolidate the mutual fund investment advisory activities of both bank holding companies. Toward that end, on December 6, 2001, the Board of Trustees of the Wachovia Funds determined that it is in the best interest of the Wachovia Funds’ shareholders to reorganize each of the Funds (except, Wachovia Money Market Fund, Wachovia Tax-Free Money Market Fund and Wachovia U.S. Treasury Money Market Fund) into portfolios of the Evergreen Funds as follows:

Wachovia Fund	Evergreen Fund
Wachovia Balanced Fund	Evergreen Balanced Fund
Wachovia Blue Chip Value Fund	Evergreen Value Fund
Wachovia Equity Fund	Evergreen Core Equity Fund
Wachovia Equity Index Fund	Evergreen Equity Index Fund
Wachovia Emerging Markets Fund	Evergreen Emerging Markets Growth Fund
Wachovia Fixed Income Fund	Evergreen Core Bond Fund
Wachovia Growth & Income Fund	Evergreen Core Equity Fund
Wachovia International Equity Fund	Evergreen International Growth Fund
Wachovia Intermediate Fixed Income Fund	Evergreen Fixed Income Fund
Wachovia New Horizons Fund	Evergreen Omega Fund
Wachovia Personal Equity Fund	Evergreen Core Equity Fund
Wachovia Prime Cash Management Fund	Evergreen Prime Cash Management Fund (a new portfolio of Evergreen Funds)
Wachovia Quantitative Equity Fund	Evergreen Stock Selector Fund
Wachovia Short-Term Fixed Income Fund	Evergreen Fixed Income Fund
Wachovia Special Values Fund	Evergreen Special Values Fund (a new portfolio of Evergreen Funds)
Wachovia Georgia Municipal Bond Fund	Evergreen Georgia Municipal Bond Fund
Wachovia North Carolina Municipal Bond Fund	Evergreen North Carolina Municipal Bond Fund
Wachovia South Carolina Municipal Bond Fund	Evergreen South Carolina Municipal Bond Fund
Wachovia Virginia Municipal Bond Fund	Evergreen Virginia Municipal Bond Fund
Wachovia Balanced Fund II	Evergreen VA Foundation Fund
Wachovia Equity Fund II	Evergreen VA Fund
Wachovia Special Values Fund II	Evergreen VA Small Cap Value Fund

30

Wachovia Money Market Funds

In addition to the proposed reorganizations, the Board also approved interim and long-term investment advisory agreements on behalf of each of the Wachovia Funds with Evergreen Investment Management Company, LLC (EIMC), a subsidiary of Wachovia. EIMC, which currently serves as investment adviser to the Evergreen Funds, began management of the Wachovia Funds on January 1, 2002. As of that date, Simms Capital Management, Inc. and Twin Capital Management, Inc. no longer serve as sub-advisers of the Wachovia International Equity Fund and Wachovia Quantitative Equity Fund, respectively. Tattersall Advisory Group, Inc. (TAG), which is also a subsidiary of Wachovia, serves as the investment sub-adviser to Wachovia Fixed Income Fund, Wachovia Intermediate Fixed Income Fund, Wachovia Short-Term Fixed Income Fund and the fixed income portion of Wachovia Balanced Fund. The advisory fees remain unchanged.

The proposed reorganizations and the long-term advisory agreements are subject to shareholder approval. The Board of Trustees has called a shareholder meeting for May 13, 2002 for the purpose of voting on the proposals.

31

Report of Ernst & Young LLP, Independent Auditors

To the Trustees and Shareholders of
THE WACHOVIA FUNDS:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Wachovia Prime Cash Management Fund, Wachovia Tax-Free Money Market Fund, and Wachovia U.S. Treasury Money Market Fund (three of the portfolios constituting The Wachovia Funds) as of November 30, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2001, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Wachovia Prime Cash Management Fund, Wachovia Tax-Free Money Market Fund, and Wachovia U.S. Treasury Money Market Fund (three portfolios of The Wachovia Funds) at November 30, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                     /s/ Ernst & Young  LLP

Boston, Massachusetts
January 14, 2002

32

Trustees	Officers

James A. Hanley	John W. McGonigle
Samuel E. Hudgins	President and Treasurer
D. Dean Kaylor	R. Edward Bowling
Alvin J. Schexnider	Vice President
Charles S. Way, Jr.	James E. Ostrowski
Vice President and Assistant Treasurer
Gail C. Jones
Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the funds’ prospectus which contains facts concerning their investment objectives and policies, management fees, expenses and other information.

33

Federated Securities Corp., Distributor	Cusip 929901684
Investment Company Act File No. 811-6504	Cusip 929901304
Cusip 929901833

831-30 (1/02)	G01512-18 (1/01)

THE WACHOVIA FUNDS
WACHOVIA EQUITY FUND
WACHOVIA QUANTITATIVE EQUITY FUND
WACHOIVA GROWTH AND INCOME FUND
WACHOVIA EQUITY INDEX FUND
WACHOIVA SPECIAL VALUES FUND
WACHOVIA EMERGIING MARKETS FUND
WACHOVIA PERSONAL EQUITY FUND
WACHOVIA BALANCED FUND
WACHOVIA BLUE CHIP VALUE FUND
WACHOVIA NEW HORIZONS FUND
WACHOVIA INTERNATIONAL EQUITY FUND
WACHOVIA FIXED INCOME FUND
WACHOVIA INTERMEDIATE FIXED INCOME FUND
WACHOVIA SHORT-TERM FIXED INCOME FUND

THE WACHOVIA MUNICIPAL FUNDS

WACHOVIA GEORGIA MUNICIPAL BOND FUND
WACHOVIA NORTH CAROLINA MUNICIPAL BOND FUND
WACHOVIA SOUTH CAROLINA MUNICIPAL BOND FUND
WACHOVIA VIRGINIA MUNICIPAL BOND FUND

Combined Annual Report
November 30, 2001

[LOGO OF WACHOVIA]

Wachovia Table of Contents

President’s Message	3

Overview	9

Wachovia Equity Fund Information	12
Line Graphs	12
Portfolio of Investments	16

Wachovia Quantitative Equity Fund Information	18
Line Graphs	18
Portfolio of Investments	22

Wachovia Growth and Income Fund Information	24
Line Graphs	24
Portfolio of Investments	28

Wachovia Equity Index Fund Information	30
Line Graphs	30
Portfolio of Investments	34

Wachovia Special Values Fund Information	40
Line Graphs	40
Portfolio of Investments	44

Wachovia Emerging Markets Fund Information	47
Line Graphs	47
Portfolio of Investments	51

Wachovia Personal Equity Fund Information	55
Line Graphs	55
Portfolio of Investments	59

Wachovia Balanced Fund Information	60
Line Graphs	60
Portfolio of Investments	64

Wachovia Blue Chip Value Fund Information	69
Line Graphs	69
Portfolio of Investments	73

Wachovia New Horizons Fund Information	75
Line Graphs	75
Portfolio of Investments	79

Wachovia International Equity Fund Information	80
Line Graphs	80
Portfolio of Investments	84

Wachovia Fixed Income Fund Information	85
Line Graphs	85
Portfolio of Investments	89

Wachovia Intermediate Fixed Income Fund Information	96
Line Graphs	96
Portfolio of Investments	100

Wachovia Short-Term Fixed Income Fund Information	103
Line Graphs	103
Portfolio of Investments	107

Wachovia Georgia Municipal Bond Fund Information	108
Line Graphs	108
Portfolio of Investments	110

Wachovia North Carolina Municipal Bond Fund Information	114
Line Graphs	114
Portfolio of Investments	116

Wachovia South Carolina Municipal Bond Fund Information	124
Line Graphs	124
Portfolio of Investments	126

Wachovia Virginia Municipal Bond Fund Information	134
Line Graphs	134
Portfolio of Investments	136

Notes to Portfolio of Investments	140

Statements of Assets and Liabilities	141

Statements of Operations	145

Statements of Changes in Net Assets	149

Financial Highlights—Class A Shares	155

Financial Highlights—Class B Shares	161

Financial Highlights—Class C Shares	163

Financial Highlights—Class Y Shares	165

Combined Notes to Financial Statements	169

Auditors Report	189

Officers and Trustees Table	190

President’s Message

Dear Shareholder:
I am pleased to present the Combined Annual Report to Shareholders for The Wachovia Funds and The Wachovia Municipal Funds.

This Report covers the 12-month fiscal year from December 1, 2000 through November 30, 2001, and includes commentary by portfolio management, a complete list of fund holdings and the funds’ financial statements. The following fund-by-fund highlights cover performance activity in Class A Shares, Class B Shares, Class C Shares and Class Y Shares.

The 12-month reporting period was positive for bonds, as continued declines in interest rates caused the prices of existing bonds to rise. However, stocks continued to record negative returns in a difficult environment. I urge you to remember that the short-term volatility, while painful, is part of stock investing. Positive stock performance is best pursued over time—in years if not decades.

Fund-by-fund performance highlights are as follows. I urge you to read the portfolio manager commentary for additional information about your fund’s performance.

The Wachovia Funds
Wachovia Equity Fund pursues growth through a portfolio of blue-chip stocks issued by some of America’s largest and best-known companies. In particular, the fund’s manager seeks stocks issued by companies that are both undervalued and have good growth opportunities. Fund assets totaled $298.2 million at the end of the reporting period.

	Total Return Based on NAV*	Income Distributions	Capital Gain Distributions	Share Price Change
Class A Shares	(21.65)%	$0.05	$0.48	$17.14 to 13.01
Class B Shares	(22.23)%	$0.00	$0.48	$16.95 to 12.81
Class C Shares†	(27.94)%	$0.03	$0.48	$18.51 to 12.94
Class Y Shares	(21.48)%	$0.09	$0.48	$17.15 to 13.01

Wachovia Quantitative Equity Fund pursues growth and income by investing in a portfolio of stocks issued by large, established companies across the entire industrial spectrum. Fund assets ended the reporting period at $482.3 million.

	Total Return Based on NAV*	Income Distributions	Capital Gain Distributions	Share Price Change
Class A Shares	(19.07)%	$0.04	$1.33	$21.71 to 16.43
Class B Shares	(19.67)%	$0.00	$1.33	$21.49 to 16.18
Class C Shares†	(22.51)%	$0.02	$1.33	$22.66 to 16.45
Class Y Shares	(18.78)%	$0.09	$1.33	$21.74 to 16.47

Wachovia Growth and Income Fund pursues total return through growth of capital and income by investing in stocks issued by well-established companies with solid track records, strong profitability and significant growth potential. Many of these companies also have a record of paying dividends. Fund assets totaled $201.1 million at the end of the reporting period.

	Total Return Based on NAV*	Income Distributions	Capital Gain Distributions	Share Price Change
Class A Shares	(22.77)%	$0.00	$1.40	$20.00 to 14.34
Class B Shares†	(27.95)%	$0.00	$1.40	$21.33 to 14.27
Class C Shares†	(27.90)%	$0.00	$1.40	$21.33 to 14.28
Class Y Shares	(22.67)%	$0.00	$1.40	$20.04 to 14.39

†Performance is from 12/12/2000 (initial date of operation) through 11/30/2001.
*Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Wachovia Equity Index Fund pursues a total return that approximates that of the Standard & Poor’s 500—a classic benchmark of stock market performance.** As a result, the fund’s extensive portfolio contained a “who’s who” of well-known, quality American companies. Fund assets ended the reporting period at $365.7 million.

	Total Return Based on NAV*	Income Distributions	Capital Gain Distributions	Share Price Change
Class A Shares	(12.88)%	$0.21	$0.00	$24.24 to 20.92
Class B Shares†	(17.45)%	$0.14	$0.00	$25.47 to 20.90
Class C Shares†	(17.47)%	$0.12	$0.00	$25.47 to 20.91
Class Y Shares	(12.62)%	$0.27	$0.00	$24.28 to 20.96

Wachovia Special Values Fund pursues growth by investing in a diversified portfolio of small-company stocks.*** Unlike many other funds that invest in small company stocks through a high-flying approach, this fund is managed through a highly disciplined approach. Its manager seeks stocks issued by well-capitalized, and well-run small companies that are selling at less than their estimated long-term values. At the end of the reporting period, the fund’s net assets reached $276.8 million.

	Total Return Based on NAV*	Income Distributions	Capital Gain Distributions	Share Price Change
Class A Shares	25.43%	$0.24	$0.13	$16.53 to 20.29
Class B Shares	24.42%	$0.13	$0.13	$16.40 to 20.10
Class C Shares†	18.27%	$0.28	$0.13	$17.46 to 20.16
Class Y Shares	25.74%	$0.28	$0.13	$16.57 to 20.34

Wachovia Emerging Markets Fund pursues growth over the long term by investing in stocks of foreign companies located in emerging market countries.**** The investment adviser uses a value-oriented approach and selects companies in countries where political and economic factors, including currency movements, are likely to produce above average capital appreciation.

	Total Return Based on NAV*	Income Distributions	Capital Gain Distributions	Share Price Change
Class A Shares	(5.56)%	$0.04	$0.00	$9.76 to 9.18
Class B Shares†	(12.37)%	$0.06	$0.00	$10.51 to 9.15
Class C Shares†	(12.27)%	$0.06	$0.00	$10.51 to 9.16
Class Y Shares	(5.40)%	$0.06	$0.00	$9.80 to 9.21

Wachovia Personal Equity Fund pursues growth of principal and income by investing in a portfolio of high quality companies. This fund is specifically managed to minimize the unpleasant tax consequence of capital gains distributions through a long-term, buy-and-hold strategy that avoids short-term trading, as well as offsetting or minimizing capital gains by selling securities that have declined in value, have the highest cost basis, or have not met expectations for growth. Fund assets ended the reporting period at $298.3 million.

	Total Return Based on NAV*	Income Distributions	Capital Gain Distributions	Share Price Change
Class A Shares	(21.47)%	$0.00	$0.08	$9.98 to 7.77
Class B Shares†	(26.61)%	$0.01	$0.08	$10.63 to 7.73
Class C Shares†	(26.02)%	$0.02	$0.08	$10.63 to 7.78
Class Y Shares	(21.36)%	$0.02	$0.08	$10.00 to 7.78

†Performance is from 12/12/2000 (initial date of operation) through 11/30/2001.
*Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.
**The Standard & Poor’s 500 Index is an unmanaged index comprised of common stocks in industry, transportation, and financial and public utility companies, Investments cannot be made in an index.
***Small-company stocks have historically experienced greater volatility than average. Small company stocks may be less liquid and subject to greater price volatility than large company stocks.
****International investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards. In addition, prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries.

Wachovia Balanced Fund pursues a popular investment objective—long-term growth and current income—by investing in a quality combination of stocks and bonds. At the end of the reporting period, fund assets totaled $478.9 million.

	Total Return Based on NAV*	Income Distributions	Capital Gain Distributions	Share Price Change
Class A Shares	(9.71)%	$0.28	$0.90	$13.71 to 11.31
Class B Shares	(10.28)%	$0.19	$0.90	$13.67 to 11.29
Class C Shares†	(14.33)%	$0.23	$0.90	$14.39 to 11.31
Class Y Shares	(9.54)%	$0.31	$0.90	$13.73 to 11.32

Wachovia Blue Chip Value Fund pursues growth of principal and income by investing in large-cap, blue chip U.S. companies in traditional sectors of the U.S. economy that are adopting New Economy tools to enhance their business, and that appear to be undervalued in the marketplace. At the end of the reporting period, this fund’s assets totaled $1.9 million.

	Total Return Based on NAV*	Income Distributions	Capital Gain Distributions	Share Price Change
Class A Shares††	(12.15)%	$0.01	$0.00	$10.00 to 8.78
Class B Shares††	(12.70)%	$0.00	$0.00	$10.00 to 8.73
Class C Shares††	(12.50)%	$0.00	$0.00	$10.00 to 8.75
Class Y Shares††	(11.81)%	$0.02	$0.00	$10.00 to 8.80

Wachovia New Horizons Fund pursues growth by investing in mid- to large-cap U.S. companies with innovative products and services that are driving the New Economy. The fund’s diversified, portfolio spans New Economy sectors and industries, including: Information Technology, Communication Services, Health Care, Broadcast Media, Entertainment, Pharmaceutical, Medical Technology, Biotechnology, and E-Commerce. At the end of the reporting period, the fund’s assets totaled $1.3 million.

	Total Return Based on NAV*	Income Distributions	Capital Gain Distributions	Share Price Change
Class A Shares†††	(36.50)%	$0.00	$0.00	$10.00 to 6.35
Class B Shares††	(36.90)%	$0.00	$0.00	$10.00 to 6.31
Class C Shares††	(36.90)%	$0.00	$0.00	$10.00 to 6.31
Class Y Shares††	(36.40)%	$0.00	$0.00	$10.00 to 6.36

Wachovia International Equity Fund, the newest addition to The Wachovia Funds, began operation on March 2, 2001. This fund pursues capital appreciation by investing in stocks issued by large, established companies headquartered in developed countries beyond the United States.** At the end of the reporting period, this new fund’s assets reached $10.4 million.

	Total Return Based on NAV*	Income Distributions	Capital Gain Distributions	Share Price Change
Class A Shares††††	(12.50)%	$0.00	$0.00	$10.00 to 8.75
Class B Shares††††	(12.50)%	$0.00	$0.00	$10.00 to 8.75
Class C Shares††††	(12.90)%	$0.00	$0.00	$10.00 to 8.71
Class Y Shares††††	(12.30)%	$0.00	$0.00	$10.00 to 8.77
†Performance is from 12/12/2000 (initial date of operation) through 11/30/2001.
††Performance is from 12/26/2000 (initial date of operation) through 11/30/2001.
†††Performance is from 12/22/2000 (initial date of operation) through 11/30/2001.
††††Performance is from 3/2/2001 (initial date of operation) through 11/30/2001.
*Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.
**International investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards. In addition, prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries.

Wachovia Fixed Income Fund pursues a high level of total return from a diversified portfolio of income-producing securities that may include U.S. government agency securities, corporate bonds, U.S. Treasury securities, closed-end investment companies, asset-backed securities, collateralized mortgage obligations, foreign bonds, a repurchase agreement and corporate notes. At the end of the reporting period, the fund’s assets totaled $622.1 million.

	Total Return Based on NAV*	Income Distributions	Capital Gain Distributions	Share Price Change
Class A Shares	10.57%	$0.53	$0.00	$9.71 to 10.18
Class B Shares	9.75%	$0.46	$0.00	$9.71 to 10.18
Class C Shares†	9.24%	$0.48	$0.00	$9.78 to 10.18
Class Y Shares	10.84%	$0.56	$0.00	$9.71 to 10.18

Wachovia Intermediate Fixed Income Fund pursues current income consistent with preservation of capital from a diversified portfolio of intermediate-term income-producing securities that may include U.S. government agency securities, corporate bonds, U.S. Treasury securities, asset-backed securities, closed-end investment companies, collateralized mortgage obligations, and repurchase agreements. At the end of the reporting period, the fund’s assets totaled $138.3 million.

	Total Return Based on NAV*	Income Distributions	Capital Gain Distributions	Share Price Change
Class A Shares	9.89%	$0.52	$0.00	$9.72 to 10.14
Class B Shares†	9.49%	$0.54	$0.00	$9.76 to 10.12
Class C Shares†	8.82%	$0.47	$0.00	$9.76 to 10.13
Class Y Shares	10.05%	$0.54	$0.00	$9.71 to 10.12

Wachovia Short-Term Fixed Income Fund pursues a high level of income from a diversified portfolio that consists primarily of corporate bonds, U.S. government agency obligations, and U.S. Treasury obligations. These short-term, income-producing securities are managed to pursue an income stream and helps to cushion shareholders against volatility during periods of interest rate increases. Assets totaled $47.0 million on the last day of the reporting period.

	Total Return Based on NAV*	Income Distributions	Capital Gain Distributions	Share Price Change
Class A Shares	9.38%	$0.50	$0.00	$9.73 to 10.12
Class B Shares†	8.52%	$0.46	$0.00	$9.77 to 10.13
Class C Shares†	9.10%	$0.53	$0.00	$9.77 to 10.11
Class Y Shares	9.55%	$0.53	$0.00	$9.73 to 10.11

The Wachovia Municipal Funds
Wachovia Georgia Municipal Bond Fund pursues monthly income exempt from federal regular income tax and Georgia state income tax.†† The fund invests in a portfolio of bonds issued by municipalities across Georgia that are rated A or higher by nationally recognized rating agencies.** Total assets reached $130.5 million on the last day of the reporting period.

	Total Return Based on NAV*	Income Distributions	Capital Gain Distributions	Share Price Change
Class A Shares	7.28%	$0.45	$0.00	$10.84 to 11.17
Class Y Shares	7.55%	$0.48	$0.00	$10.84 to 11.17

Wachovia North Carolina Municipal Bond Fund pursues monthly income exempt from federal regular income tax and North Carolina state income tax.†† At the end of the reporting period, the fund’s $430.6 million portfolio was invested in bonds issued by municipalities across North Carolina. All holdings are rated A or higher at the time of purchase by nationally recognized rating agencies.**

	Total Return Based on NAV*	Income Distributions	Capital Gain Distributions	Share Price Change
Class A Shares	7.54%	$0.45	$0.00	$10.96 to 11.33
Class Y Shares	7.81%	$0.48	$0.00	$10.96 to 11.33
†Performance is from 12/12/2000 (initial date of operation) through 11/30/2001.
††Income may be subject to the federal alternative minimum tax.
*Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.
**Credit ratings pertain to securities in the Portfolio and do not protect fund shares against market risk.

Wachovia South Carolina Municipal Bond Fund pursues monthly income exempt from federal regular income tax and South Carolina state income tax.† The fund invests in a portfolio of bonds issued by municipalities South Carolina that are rated A or higher at the time of purchase by nationally recognized rating agencies.** Total assets reached $338.8 million at the reporting period’s end.

	Total Return Based on NAV*	Income Distributions	Capital Gain Distributions	Share Price Change
Class A Shares	7.49%	$0.48	$0.00	$10.84 to 11.16
Class Y Shares	7.76%	$0.51	$0.00	$10.84 to 11.16

Wachovia Virginia Municipal Bond Fund pursues monthly income exempt from federal regular income tax and Virginia state income tax.† The fund invests in a portfolio of bonds issued by municipalities Virginia that are rated A or higher at the time of purchase by nationally recognized rating agencies.** Total assets totaled $129.2 million at the reporting period’s end.

	Total Return Based on NAV*	Income Distributions	Capital Gain Distributions	Share Price Change
Class A Shares	7.61%	$0.43	$0.00	$10.08 to 10.41
Class Y Shares	7.88%	$0.45	$0.00	$10.08 to 10.41

†	Income may be subject to the federal alternative minimum tax.
*
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

**	Credit ratings pertain only to Securities in the portfolio and do not protect Fund Shares against market risk.

Thank you for pursuing your financial goals through the diversification and professional management of the Wachovia Funds. As we begin a new year, we renew our commitment to keep you up-to-date on your investment progress through the highest level of service.

Sincerely,

/s/ John W. McGonigle

John W. McGonigle
President
January 15, 2002

Total returns for the period adjusted for the maximum sales charge or contingent deferred sales charge are as follows:
Wachovia Equity Fund, Class A Shares, (26.17)%; Class B Shares, (26.01)%; Class C Shares, (29.36)%
Wachovia Quantitative Equity Fund, Class A Shares, (23.71)%; Class B Shares, (23.43)%; Class C Shares, (24.01)%
Wachovia Growth and Income Fund, Class A Shares, (27.21)%; Class B Shares, (31.30)%; Class C Shares, (29.30)%
Wachovia Equity Index Fund, Class A Shares, (17.89)%; Class B Shares, (21.56)%; Class C Shares, (19.12)%
Wachovia Special Values Fund, Class A Shares, 18.20%; Class B Shares, 19.42%; Class C Shares, 16.08%
Wachovia Emerging Markets Fund, Class A Shares, (11.03)%; Class B Shares, (16.72)%; Class C Shares, (14.04)%
Wachovia Personal Equity Fund Class A Shares, (25.99)%; Class B Shares, (30.25)%; Class C Shares, (27.50)%
Wachovia Balanced Fund, Class A Shares, (14.93)%; Class B Shares, (14.41)%; Class C Shares, (15.99)%
Wachovia Blue Chip Value Fund, Class A Shares, (17.20)%; Class B Shares, (17.06)%; Class C Shares, (14.23)%
Wachovia New Horizons Fund, Class A Shares, (40.15)%; Class B Shares, (40.05)%; Class C Shares, (38.15)%
Wachovia International Equity Fund, Class A Shares, (17.53)%; Class B Shares, (16.87)%; Class C Shares, (14.62)%
Wachovia Fixed Income Fund, Class A Shares, 5.56%; Class B Shares, 4.75%; Class C Shares, 7.15%
Wachovia Intermediate Fixed Income Fund, Class A Shares, 4.92%; Class B Shares, 4.49%; Class C Shares, 6.73%
Wachovia Short-Term Fixed Income Fund, Class A Shares, 6.64%; Class B Shares, 3.52%; Class C Shares, 7.99%
Wachovia Georgia Municipal Bond Fund, Class A Shares, 2.46%
Wachovia North Carolina Municipal Bond Fund, Class A Shares, 2.67%
Wachovia South Carolina Municipal Bond Fund, Class A Shares, 2.66%
Wachovia Virginia Municipal Bond Fund, Class A Shares, 2.81%

The maximum sales charge for Class A Shares is 5.75% for equity funds, 4.50% for fixed income funds, except for the Short-Term Fixed Income Fund, which has a maximum sales charge of 2.50%. The maximum contingent deferred sales charge for Class B Shares is 5.00%. The maximum sales charge and maximum contingent deferred sales charge for Class C Shares is 1% and 1%, respectively.

Overview

Wachovia Equity Fund
The Wachovia Equity Fund underperformed the Standard & Poor’s 500 Index (S&P 500) for the year.1 With the prospect of tax cuts and declining interest rates for 2001, the fund was positioned for an economy that would likely improve by mid-year 2001. The ensuing recessionary economic environment of 2001 was detrimental to the performance of our more economically sensitive holdings. After two strong years of relative returns, the technology sector holdings underperformed as growth rates for many of these companies were sharply reduced. In addition, the fund’s large capitalization focus negatively impacted performance as small and mid-capitalization issues outperformed large capitalization issues. The fund’s relative performance improved markedly in the fourth quarter as investors began to embrace the likelihood of a stronger economy in 2002. The Wachovia Equity Fund is well positioned to benefit from potentially improving equity returns in 2002.

Wachovia Quantitative Equity Fund
The Wachovia Quantitative Equity Fund underperformed the S&P 500 for the year. With the prospect of tax cuts and declining interest rates in 2001, many of our companies were positioned to benefit from an economic rebound. The unexpected recessionary environment of 2001 negatively impacted the performance of our more economically sensitive holdings in the technology and telecommunication services sectors. Relative performance improved in the fourth quarter as the economy showed signs of a recovery. Over the long term the quantitative model continues to discriminate between the best and worst performing stocks.

Wachovia Growth and Income Fund
Performance was hurt by poor stock selection in the Consumer Staples, Technology, and Communication Services sectors. In particular, stocks tied to the continued expansion of the fiber optic networks and drug store chains were large bets which did not work out. The Utilities and Basic Materials sectors provided strong outperformance as bets in home improvement, regulated utilities, and aluminum paid off.

Wachovia Equity Index Fund
The equity market performed weakly in the past year. While value-style investing continued its 2000 comeback in the first quarter, growth has outperformed since then. Technology and utilities were the worst performing sectors as over capacity has hit these groups. Meanwhile, the Basic Materials sector benefited from a better balance between supply and demand and a strong consumer market.

Wachovia Special Values Fund
With both its value style and small-company focus in favor, the Wachovia Special Values fund delivered strong, double-digit returns for the year. Amidst a turbulent market, the fund relied on its anchor of financially strong businesses to navigate the market ups-and-downs. First, our many companies exhibiting stable cash flow streams were rewarded with higher multiples as interest rates declined throughout the year. Then, during the severe, terrorist-invoked market downturn, the fund’s defensive posture preserved much of those gains. Finally, as investors perceived an improving economic climate ahead, the market strongly rebounded. With small-cap stocks being especially favored, the portfolio participated fully, putting us in a harvest mode by year-end. Prudently allocating the proceeds toward industry-leading, modestly priced, financially strong companies remains our top priority. Such companies should have the wherewithal to survive further economic challenges and represent the primary beneficiaries once growth returns.

Wachovia Emerging Markets Fund
Deteriorating global economic and political conditions greatly influenced the performance of the world’s emerging equity markets in 2001. Through the first half the year, investors struggled with conflicting financial factors—declining interest rates versus weaker earnings—and shares remained range-bound. However, the events of September 11th changed this course dramatically. After an initial sell off, emerging market shares responded strongly to the favorable combination of American battlefield successes and the promise of fiscal stimulus.

Market performances varied greatly in 2001, and massive swings were the norm. In general, market rotation favored lower quality markets as the year ended—a fundamental factor that hurt the relative performance of the Wachovia Emerging Markets Fund. For instance, countries experiencing similar economic difficulties, such as Argentina and Turkey, had disparate returns. The Argentinean market remained weak, but Turkey rebounded strongly at year’s end. Despite its own tenuous finances, Brazil shrugged off its neighbor’s problems and rallied impressively in the fourth quarter. Export-oriented economies also staged a strong finish to the year, led by Korea and Taiwan. The Wachovia Emerging Markets Fund posted returns modestly ahead of its emerging market peers, but lagged the Standard & Poor’s International Finance Corporation Investable Index (IFCI) in 2001.2 The fund also outperformed domestic indexes such as the S&P 500 for the first time since 1999.

1.
The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

2.	The IFCI is an unmanaged market capitalization-weighted index comprising more than 1,200 stocks in 78 industries in 31 developing countries around the world.

Wachovia Personal Equity Fund
The Wachovia Personal Equity Fund underperformed the S&P 500 for the year. With the prospect of tax cuts and declining interest rates for 2001, the fund was positioned for an economy that would likely improve by mid-year 2001. The ensuing recessionary economic environment of 2001 was detrimental to the performance of our more economically sensitive holdings. After two strong years of relative returns, the technology sector holdings underperformed as growth rates for many of these companies were sharply reduced. In addition, the fund’s large capitalization focus negatively impacted performance improved markedly in the fourth quarter as investors began to embrace the likelihood of a stronger economy in 2002. The Wachovia Personal Equity Fund is well positioned to benefit from improving equity returns in 2002.

Wachovia Balanced Fund
The equity portion of Wachovia Balanced Fund underperformed the S&P 500 for the year. With the prospect of tax cuts and declining interest rates for 2001, the fund was positioned for an economy that would likely improve by mid-year 2001. The ensuing recessionary economic environment of 2001 was detrimental to the performance of our more economically sensitive holdings. After two strong years of relative returns, the technology sector holdings underperformed as growth rates for many of these companies were sharply reduced. In addition, the fund’s large capitalization focus negatively impacted performance as small and mid-capitalization issues outperformed large capitalization issues. The fund’s relative performance improved markedly in the fourth quarter as investors began to embrace the likelihood of a stronger economy in 2002.

The fixed income portion of the fund performed in-line with the Lehman Brothers Aggregate Bond Index.3 The fund benefited from its above market exposure to the investment grade corporate market and also from an overweighting in short and intermediate term securities. However, somewhat offsetting these beneficial decisions was an allocation to the underperforming high yield sector. Another benefit to the performance of the fund was the reduced allocation to Treasury bonds, which underperformed on a price and yield basis over the course of the year.

Wachovia Blue Chip Value Fund
The Wachovia Blue Chip Value Fund outperformed the Standard & Poor’s 500 Barra Value Index4 for the year. Equity markets were weak for the second year in a row as the deteriorating economy, anemic corporate profits, and the September terrorist attacks took their toll on investor sentiment. Barring any further terrorist attacks, we believe that the worst is behind us and expect a modest economic recovery to materialize in 2002 as confidence stabilizes and massive fiscal and monetary stimuli take effect. Due to our belief that the recession would be relatively short and mild, we increased the weight of the Consumer Discretionary sector during the late summer/early fall in anticipation of an economic recovery—a strategy that served the portfolio well. The fund’s homebuilding stocks (KB Home and Centex) performed well due to a surprisingly resilient housing market. The fund’s holdings in second-tier retailers and restaurants also did well, with positions in Zale’s Dillard’s, and Brinker International.

Wachovia New Horizons Fund
The Wachovia New Horizons Fund outperformed the Standard & Poor’s Barra Growth Index5 return for the full year 2001. In the fourth quarter, stocks rallied from September’s market lows, driven by strong gains in economically sensitive issues. The fund’s emphasis on investing in growth-oriented, new economy companies led to a concentration in a few economically sensitive sectors: Technology, Media, and Telecommunications Services. Sector weights played a large role in the quarter as an overweight position in Technology and a lack of exposure to the weak Consumer Staples sector more than offset weakness caused by overweight positions Heath Care and Utilities. On an annual basis, the sector weights had a modestly positive impact on performance.

Wachovia Fixed Income Fund
The Federal Reserve Board (the “Fed”) lowered the key Fed Funds rate by 4.75% over the course of 2001 in response to weakness in the U.S. economy. Business as well as consumer spending fell during the year with a sharpest decline following the September 11th attacks. Short term Treasury rates followed the Fed as the 2 year Treasury rate dropped by almost 2.00% from the start of the year. However, longer term Treasury rates moved marginally higher with the 30 year rate increasing by .15%. The corporate sector was the best performing broad sector in the market with the strongest performance coming from the bank and finance subsector. The corporate market had another year of isolated credit problems, with several companies turning sour very quickly. The mortgage and agency markets outperformed Treasuries on a duration equivalent basis, but did not perform as well as the corporate market.6

3.
Lehman Brothers Aggregate Bond Index is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

4.
The Standard & Poor’s 500 Barra Value Index is a capitalization-weighted index of the stocks in the Standard & Poor’s 500 Index having the lowest price to book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis. The index is unmanaged, and investments cannot be made in an index.

5.
The Standard & Poor’s 500 Barra Growth Index is a capitalization-weighted index of the stocks in the Standard & Poor’s 500 Index having the highest price to book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis. The index is unmanaged, and investments cannot be made in an index.

6.
Duration is a measure of a security’s prices sensitivity to changes in interest rates. Securities with longer duration are more sensitive to changes in interest rates than securities of securities of shorter durations.

The Wachovia Fixed Income Fund performed in-line with the Lehman Brothers Aggregate Bond Index. The fund benefited from its above market exposure to the investment grade corporate market and also from an overweighting in short and intermediate term securities. However, somewhat offsetting these beneficial decisions was an allocation to the underperforming high yield sector. Another benefit to the performance of the fund was the reduced allocation to Treasury bonds, which underperformed on a price and yield basis over the course of the year.

Wachovia Intermediate Fixed Income Fund
The Fed lowered the key Fed Funds rate by 4.75% over the course of 2001 in response to weakness in the U.S. economy. Business as well as consumer spending fell during the year with a sharpest decline following the September 11th attacks. Short term Treasury rates followed the Fed as the 2 year Treasury rate dropped by almost 2.00% from the start of the year. However, longer term Treasury rates moved marginally higher with the 30 year rate increasing by 0.15%. The corporate sector was the best performing broad sector in the market with the strongest performance coming from the bank and finance subsector. The corporate market had another year of isolated credit problems, with several companies turning sour very quickly. The mortgage and agency markets outperformed Treasuries on a duration equivalent basis, but did not perform as well as the corporate market.

The Wachovia Intermediate Fixed Income Fund experienced price appreciation over the year as interest rate declines were the most pronounced in short and intermediate term securities. The fund also benefited from an overallocation to the corporate bond market, which outperformed the Treasury, agency, and mortgage markets. Additionally, the fund avoided exposure to the areas of the corporate market that were most severely hurt by the September 11th tragedy.

Wachovia Short Term Fixed Income Fund
The Fed lowered the key Fed Funds rate by 4.75% over the course of 2001 in response to weakness in the U.S. economy. Business as well as consumer spending fell during the year with a sharpest decline following the September 11th attacks. Short term Treasury rates followed the Fed as the 2 year Treasury rate dropped by almost 2.00% from the start of the year. However, longer term Treasury rates moved marginally higher with the 30 year rate increasing by 0.15%. The corporate sector was the best performing broad sector in the market with the strongest performance coming from the bank and finance subsector. The corporate market had another year of isolated credit problems, with several companies turning sour very quickly. the mortgage and agency markets outperformed Treasuries on a duration equivalent basis, but did not perform as well as the corporate market.

The Wachovia Short-Term Fixed Income Fund experienced price appreciation over the year as interest rates declines were most pronounced in short and intermediate term securities. The fund also benefited from an overallocation to the corporate bond market, which outperformed the Treasury, agency, and mortgage markets. Additionally, the fund avoided exposure to the areas of the corporate market that were most severely hurt by the September 11th tragedy.

Wachovia Municipal Bond Funds
It was generally a good year for the Wachovia municipal bond funds. We properly anticipated the slowdown in the economy, and positioned the funds to benefit from a declining interest rate environment by moving our average maturity farther out the yield curve. Hence, as interest rates declined, our fund holders benefited by our funds owning longer maturity bonds with higher yields. Nevertheless, we moderated our bet by concentrating our efforts on buying bonds that have good coupons associated with them, and selling bonds with coupons that would be less attractive when rates rebound from the historically low levels they reached this year.

Most municipal bonds have maturities ranging from one year to thirty years in maturity; this makes up the municipal bond “yield curve.” This year, the yield curve became uncommonly steep, as the dramatic reduction in short rates driven by the Fed’s actions caused yields in the front end of the curve to fall considerably more than rates on the long yield. Therefore, for much of the year, and in particular in the second half, investors were rewarded unusually well with extra yield for each additional year of maturity they were willing to accept. This held true moving out to about twenty years in maturity. Between twenty and thirty years in maturity, however, the curve was essentially flat, with virtually no extra yield associated with the risk inherent in being at the extreme edge of the yield curve.

With rates at historic lows, and given the significantly greater risk to principal incurred with bonds with thirty-year maturities, we by-and-large worked to concentrate our holdings in the 15-20 year part of the yield curve. As the year progressed we worked to reduce our exposure to bonds with maturities in the twenty to thirty year maturity part of the curve. Our goal is to provide a better-than-average defense of our fundholders’ principal when rates again rise to more normal levels, which we believe will occur in 2002 as a consequence of a rebounding economy.

Wachovia Equity Fund (Class A Shares)

Growth of $10,000 Invested in Wachovia Equity Fund (Class A Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Equity Fund (Class A Shares) (the “Fund”) from May 7, 1993 (start of performance) to November 30, 2001 compared to the Standard and Poor’s 500 Index (S&P 500).**
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AVERAGE ANNUAL TOTAL RETURN*** FOR THE PERIOD ENDED NOVEMBER 30, 2001
1 Year	(26.17)%
5 Year	5.62%
Start of Performance (5/7/93) (cumulative)	127.02%
Start of Performance (5/7/93)	10.04%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550) that was in effect prior to January 31, 2000. As of January 31, 2000, the Fund’s maximum sales charge is 5.75%. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect the reinvestment of dividends on securities in the index.

**
The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance on the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

***
Total returns quoted reflect all applicable sales charges and contingent deferred sales charges. Total returns at net asset value (i.e. without adjusting for the applicable sales charge) for the 1-year, 5-year and start of performance (5/7/93) (cumulative) and start of performance (5/7/93) periods were (21.65)%, 6.87%, 140.87% and 10.80%, respectively.

Wachovia Equity Fund (Class B Shares)

Growth of $10,000 Invested in Wachovia Equity Fund (Class B Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Equity Fund (Class B Shares) (the “Fund”) from July 23, 1996 (start of performance) to November 30, 2001 compared to the Standard and Poor’s 500 Index (S&P 500).**

AVERAGE ANNUAL TOTAL RETURN*** FOR THE PERIOD ENDED NOVEMBER 30, 2001
1 Year	(26.01)%
5 Year	5.80%
Start of Performance (7/23/96) (cumulative)	59.12%
Start of Performance (7/23/96)	9.05%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*
Represents a hypothetical investment of $10,000 in the Fund. The ending value reflects a 1.00% contingent deferred sales charge on any redemption less than six years from the purchase date. The maximum contingent deferred sales charge is 5.00% on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect the reinvestment of dividends on securities in the index.

**
The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance on the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

***	Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Wachovia Equity Fund (Class C Shares)

Growth of $10,000 Invested in Wachovia Equity Fund (Class C Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Equity Fund (Class C Shares) (the “Fund”) from December 12, 2000 (start of performance) to November 30, 2001 compared to the Standard and Poor’s 500 Index (S&P 500).**

CUMULATIVE TOTAL RETURN*** FOR THE PERIOD ENDED NOVEMBER 30, 2001
Start of Performance (12/12/00) (cumulative)	(29.36)%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900) and the maximum contingent deferred sales charge of 1.00% on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect the reinvestment of dividends on securities in the index.

**
The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance on the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

***	Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Wachovia Equity Fund (Class Y Shares)

Growth of $10,000 Invested in Wachovia Equity Fund (Class Y Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Equity Fund (Class Y Shares) (the “Fund”) from July 23, 1996 (start of performance) to November 30, 2001 compared to the Standard and Poor’s 500 Index (S&P 500).**

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2001
1 Year	(21.48)%
5 Year	7.12%
Start of Performance (7/23/96) (cumulative)	68.65%
Start of Performance (7/23/96)	10.25%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*	The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect the reinvestment of dividends on securities in the index.
**
The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance on the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

Wachovia Equity Fund
Portfolio of Investments

November 30, 2001

Shares		Value

Common Stocks—92.7%
	Basic Materials—3.5%
105,219	Alcoa, Inc.	$4,061,453
34,954	Du Pont (E.I.) de Nemours & Co.	1,549,860
65,164	Praxair, Inc.	3,448,479
48,102	(1)Watson Pharmaceuticals, Inc.	1,439,693

	Total	10,499,485

	Capital Goods—9.9%
52,143	Dover Corp.	1,921,991
270,374	General Electric Co.	10,409,399
28,761	Lexmark International Group, Class A	1,486,081
22,465	Textron, Inc.	890,737
159,551	Tyco International Ltd.	9,381,599
90,065	United Technologies Corp.	5,421,913

	Total	29,511,720

	Communication Services—4.0%
232,801	(1)Sprint Corp. (PCS Group)	5,808,385
130,107	Verizon Communications, Inc.	6,115,029

	Total	11,923,414

	Consumer Cyclicals—5.6%
79,774	Centex Corp.	3,604,987
138,401	(1)Linens ’N Things, Inc.	3,321,624
182,924	Lowe's Cos., Inc.	8,288,286
54,688	Starwood Hotels & Resorts Worldwide, Inc.	1,484,232

	Total	16,699,129

	Consumer Staples—8.8%
49,376	Avon Products, Inc.	2,357,210
28,258	Harley Davidson, Inc.	1,485,806
60,177	Kimberly-Clark Corp.	3,500,496
220,304	(1)Kroger Co., Inc.	5,578,097
218,971	Liberty Media Corp., Class A	2,879,469
110,515	Philip Morris Cos., Inc.	5,212,993
119,074	(1)Viacom, Inc., Class B	5,197,580

	Total	26,211,651

	Energy—5.6%
15,372	Anadarko Petroleum Corp.	797,807
150,684	Conoco, Inc.	4,124,221
94,045	ENSCO International, Inc.	1,892,185
182,942	Exxon Mobil Corp.	6,842,031
52,568	Phillips Petroleum Co.	2,924,358

	Total	16,580,602

Shares		Value

Common Stocks—continued
	Finance—18.0%
130,623	American Express Co.	$4,298,803
90,562	American International Group, Inc.	7,462,309
54,951	Bank of America Corp.	3,372,892
65,568	Bank of New York Co., Inc.	2,572,888
241,645	Citigroup, Inc.	11,574,796
28,092	Franklin Resources, Inc.	1,004,289
87,937	Freddie Mac	5,818,791
103,855	J.P. Morgan Chase & Co.	3,917,411
29,313	MBIA, Inc.	1,492,911
64,894	MBNA Corp.	2,092,183
12,747	Marsh & McLennan Cos., Inc.	1,363,547
43,841	Morgan Stanley, Dean Witter & Co.	2,433,176
33,058	PNC Financial Services Group	1,915,711
102,039	Wells Fargo & Co.	4,367,269

	Total	53,686,976

	Health Care—13.1%
63,473	American Home Products Corp.	3,814,727
72,203	(1)Amgen, Inc.	4,796,445
58,225	Bristol-Myers Squibb Co.	3,130,176
30,600	(1)Genzyme Corp.	1,671,372
82,051	Johnson & Johnson	4,779,471
93,976	Medtronic, Inc.	4,443,185
55,715	Merck & Co., Inc.	3,774,691
249,301	Pfizer, Inc.	10,797,226
28,511	Tenet Healthcare Corp.	1,710,660

	Total	38,917,953

	Technology—20.0%
229,689	(1)AOL Time Warner, Inc.	8,016,146
26,029	Automatic Data Processing, Inc.	1,443,568
200,581	(1)Cisco Systems, Inc.	4,099,876
165,436	(1)EMC Corp.-Mass	2,777,670
51,827	Honeywell International, Inc.	1,717,547
121,204	Intel Corp.	3,958,523
48,478	(1)KLA-Tencor Corp.	2,435,050
69,732	Microchip Technology, Inc.	2,518,023
53,882	(1)Micromuse, Inc.	855,646
166,216	(1)Microsoft Corp.	10,672,729
132,798	(1)Network Appliance, Inc.	2,049,073
153,506	Network Associates, Inc.	3,522,963
154,204	Nokia Oyj, Class A, ADR	3,548,234
89,722	(1)Sun Microsystems, Inc.	1,277,641
77,133	TMP Worldwide, Inc.	3,184,822
132,041	Texas Instruments, Inc.	4,231,914

(See Notes to Portfolios of Investments)

Wachovia Equity Fund

Shares			Value

Common Stocks—continued
		Technology—continued
87,133		(1)Veritas Software Corp.	$3,388,602

		Total	59,698,027

		Utilities—4.2%
125,875	(1)	BJ Services Co.	3,506,878
93,395		Calpine Corp.	2,013,596
121,735		Duke Energy Corp.	4,400,720
44,608		El Paso Corp.	1,985,056
16,693		Valero Energy Corp.	584,255

		Total	12,490,505

		Total Common Stocks (identified cost $236,941,939)	276,219,462

Principal Amount		Value

(2) U.S. Treasury Obligation—0.9%
$2,800,000	United States Treasury Bill, 12/20/2001 (identified cost $2,796,867)	$2,797,508

(3) Repurchase Agreement—6.6%
19,696,339	Goldman Sachs Group, LP, 2.11%, dated 11/30/2001, due 12/3/2001 (at amortized cost)	19,696,339

	Total Investments (identified cost $259,435,145)	$298,713,309

(See Notes to Portfolios of Investments)

Wachovia Quantitative Equity Fund (Class A Shares)

Growth of $10,000 Invested in Wachovia Quantitative Equity Fund (Class A Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Quantitative Equity Fund (Class A Shares) (the “Fund”) from March 25, 1994 (start of performance) to November 30, 2001 compared to the Standard and Poor’s 500 Index (S&P 500).**

AVERAGE ANNUAL TOTAL RETURN*** FOR THE PERIOD ENDED NOVEMBER 30, 2001

1 Year	(23.71)%
5 Year	7.23%
Start of Performance (3/25/94) (cumulative)	136.99%
Start of Performance (3/25/94)	11.88%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550) that was in effect prior to January 31, 2000. As of January 31, 2000, the Fund's maximum sales charge is 5.75%. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

**
The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

***
Total returns quoted reflect all applicable sales charges and contingent deferred sales charges. Total returns at net asset value (i.e., without adjusting for the applicable sales charge) for the 1-year, 5-year, start of performance (3/25/94) (cumulative) and start of performance (3/25/94) periods were (19.07)%, 8.52%, 151.44% and 12.74%, respectively.

Wachovia Quantitative Equity Fund (Class B Shares)

Growth of $10,000 Invested in Wachovia Quantitative Equity Fund (Class B Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Quantitative Equity Fund (Class B Shares) (the “Fund”) from July 23, 1996 (start of performance) to November 30, 2001 compared to the Standard and Poor’s 500 Index (S&P 500).**

AVERAGE ANNUAL TOTAL RETURN*** FOR THE PERIOD ENDED NOVEMBER 30, 2001
1 Year	(23.43)%
5 Year	7.42%
Start of Performance (7/23/96) (cumulative)	72.87%
Start of Performance (7/23/96)	10.75%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*
Represents a hypothetical investment of $10,000 in the Fund. The ending value reflects a 1.00% contingent deferred sales charge on any redemption less than six years from the purchase date. The maximum contingent deferred sales charge is 5.00% on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect the reinvestment of dividends on securities in the index.

**
The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

***	Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Wachovia Quantitative Equity Fund (Class C Shares)

Growth of $10,000 Invested in Wachovia Quantitative Equity Fund (Class C Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Quantitative Equity Fund (Class C Shares) (the “Fund”) from December 12, 2000 (start of performance) to November 30, 2001 compared to the Standard and Poor’s 500 Index (S&P 500).**

CUMULATIVE TOTAL RETURN*** FOR THE PERIOD ENDED NOVEMBER 30, 2001
Start of Performance (12/12/00) (cumulative)	(24.01)%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900) and the maximum contingent deferred sales charge of 1.00% on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

**
The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

***	Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Wachovia Quantitative Equity Fund (Class Y Shares)

Growth of $10,000 Invested in Wachovia Quantitative Equity Fund (Class Y Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Quantitative Equity Fund (Class Y Shares) (the “Fund”) from July 23, 1996 (start of performance) to November 30, 2001 compared to the Standard and Poor’s 500 Index (S&P 500).**

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2001
1 Year	(18.78)%
5 Year	8.81%
Start of Performance (7/23/96) (cumulative)	83.37%
Start of Performance (7/23/96)	11.98%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*	The Fund’s performance assumes the reinvestment of all dividend and distributions. The S&P 500 has been adjusted to reflect the reinvestment of dividends on securities in the index.
**
The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performances of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

Wachovia Quantitative Equity Fund
Portfolio of Investments

November 30, 2001

Shares		Value

Common Stocks—96.9%
	Basic Materials—1.9%
32,266	Martin Marietta Materials, Inc.	$1,371,305
94,599	Potlatch Corp.	2,635,528
93,435	Praxair, Inc.	4,944,580

	Total	8,951,413

	Capital Goods—9.5%
389,125	(1)Corning, Inc.	3,669,449
77,061	General Dynamics Corp.	6,407,622
355,772	General Electric Co.	13,697,222
92,649	(1)Lexmark International Inc., Class A	4,787,174
185,298	Tyco International Ltd.	10,895,522
104,401	United Technologies Corp.	6,284,940

	Total	45,741,929

	Communication Services—4.5%
458,822	Sprint Corp.	9,997,731
153,523	Verizon Communications, Inc.	7,215,581
321,562	(1)Worldcom Group, Inc.	4,675,511

	Total	21,888,823

	Consumer Cyclicals—5.1%
89,864	(1)American Eagle Outfitters, Inc.	2,196,276
147,566	General Motors Corp.	7,334,030
174,167	TJX Cos., Inc.	6,564,354
222,357	Target Corp.	8,347,282

	Total	24,441,942

	Consumer Staples—14.6%
144,532	Anheuser-Busch Cos., Inc.	6,229,329
491,336	(1)Liberty Media Corp., Class A	6,461,068
169,148	(1)Metro-Goldwyn-Mayer, Inc.	3,015,909
541,994	PepsiCo, Inc.	26,357,168
253,982	Philip Morris Cos., Inc.	11,980,331
354,020	SUPERVALU, Inc.	8,025,633
342,801	SYSCO Corp.	8,429,477

	Total	70,498,915

	Energy—4.3%
92,649	BP Amoco PLC, ADR	4,092,306
298,471	Conoco, Inc.	8,169,151
224,987	Exxon Mobil Corp.	8,414,514

	Total	20,675,971

Shares		Value

Common Stocks—continued
	Finance—21.9%
277,947	Ambac Financial Group, Inc.	$15,587,268
101,923	American International Group, Inc.	8,398,455
69,487	Bank of America Corp.	4,265,112
129,708	Bank of New York Co., Inc.	5,089,742
55,589	CIGNA Corp.	5,071,385
518,834	Citigroup, Inc.	24,852,149
295,550	J.P. Morgan Chase & Co.	11,148,146
235,210	Lennar Corp.	8,749,812
43,545	Marsh & McLennan Cos., Inc.	4,658,009
32,340	PMI Group, Inc.	2,042,271
115,811	PNC Financial Services Group	6,711,247
370,596	SouthTrust Corp.	9,068,484

	Total	105,642,080

	Health Care—13.4%
88,525	(1)Amgen, Inc.	5,880,716
190,116	Bristol-Myers Squibb Co.	10,220,636
138,973	Guidant Corp.	6,783,272
138,973	Johnson & Johnson	8,095,177
86,402	Lilly (Eli) & Co.	7,142,853
69,487	Merck & Co., Inc.	4,707,744
162,136	Pfizer, Inc.	7,022,110
37,060	Pharmacia Corp.	1,645,464
295,735	Schering Plough Corp.	10,566,612
44,907	Tenet Healthcare Corp.	2,694,420

	Total	64,759,004

	Restaurants—1.6%
269,282	(1)Brinker International, Inc.	7,539,896

	Technology—13.4%
46,324	(1)AOL Time Warner, Inc.	1,616,708
444,715	(1)Cisco Systems, Inc.	9,089,975
463,244	(1)EMC Corp.	7,777,867
213,092	Intel Corp.	6,959,585
118,591	International Business Machines Corp.	13,707,934
18,530	(1)Micromuse, Inc.	294,256
162,136	(1)Microsoft Corp.	10,410,753
277,947	(1)Oracle Corp.	3,899,596
648,542	(1)Sun Microsystems, Inc.	9,235,238
46,324	(1)VERITAS Software Corp.	1,801,540

	Total	64,793,452

(See Notes to Portfolios of Investments)

Wachovia Quantitative Equity Fund

Shares		Value

Common Stocks—continued
	Utilities—6.7%
248,682	(1)BJ Services Co.	$6,928,281
268,975	Duke Energy Corp.	9,723,446
42,421	El Paso Corp.	1,887,735
87,205	Tidewater, Inc.	2,485,343
223,450	USX Corp.	6,122,530
61,955	Valero Energy Corp.	2,168,425
115,811	Williams Cos., Inc. (The)	3,094,470

	Total	32,410,230

	Total Common Stocks (identified cost $283,037,641)	467,343,655

Principal Amount		Value

(2) U.S. Treasury Obligation—0.5%
$2,500,000	United States Treasury Bill, 12/20/2001 (identified cost $2,497,203)	$2,497,775

(3) Repurchase Agreement—3.4%
16,239,454	Goldman Sachs & Co., 2.11%, dated 11/30/2001, due 12/3/2001(at amortized cost)	16,239,454

	Total Investments (identified cost $301,774,298)	$486,080,884

(See Notes to Portfolios of Investments)

Wachovia Growth & Income Fund (Class A Shares)

Growth of $10,000 Invested in Wachovia Growth & Income Fund (Class A Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Growth & Income Fund (Class A Shares) (the “Fund”) from January 29, 1993 (start of performance) to November 30, 2001 compared to the Standard and Poor’s 500 Index (S&P 500).**

AVERAGE ANNUAL TOTAL RETURN*** FOR THE PERIOD ENDED NOVEMBER 30, 2001
1 Year	(27.21)%
5 Year	5.57%
Start of Performance (1/29/93) (cumulative)	130.39%
Start of Performance (1/29/93)	9.90%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550) that was in effect prior to January 31, 2000. As of January 31, 2000 the Fund’s maximum sales charge is 5.75%. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect the reinvestment of dividends on securities in the index.

**
The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

***
Total returns quoted reflect all applicable sales charges and contingent deferred sales charges. Total returns at net asset value (i.e., without adjusting for the applicable sales charge) for the 1-year, 5-year, start of performance (1/29/93) (cumulative) and start of performance (1/29/93) periods were (22.77%), 6.83%, 144.44%, and 10.64%, respectively.

Wachovia Growth & Income Fund (Class B Shares)

Growth of $10,000 Invested in Wachovia Growth & Income Fund (Class B Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Growth & Income Fund (Class B Shares) (the “Fund”) from December 12, 2000 (start of performance) to November 30, 2001 compared to the Standard and Poor’s 500 Index (S&P 500).**

CUMULATIVE TOTAL RETURN*** FOR THE PERIOD ENDED NOVEMBER 30, 2001
Start of Performance (12/12/00) (cumulative)	(31.30)%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*
Represents a hypothetical investment of $10,000 in the Fund. The ending value reflects a 5.00% contingent deferred sales charge on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

**
The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

***	Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Wachovia Growth & Income Fund (Class C Shares)

Growth of $10,000 Invested in Wachovia Growth & Income Fund (Class C Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Growth & Income Fund (Class C Shares) (the “Fund”) from December 12, 2000 (start of performance) to November 30, 2001 compared to the Standard and Poor’s 500 Index (S&P 500).**

CUMULATIVE TOTAL RETURN*** FOR THE PERIOD ENDED NOVEMBER 30, 2001
Start of Performance (12/12/00) (cumulative)	(29.30)%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900) and the maximum contingent deferred sales charge of 1.00% on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect the reinvestment of dividends on securities in the index.

**
The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance on the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

***	Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Wachovia Growth & Income Fund (Class Y Shares)

Growth of $10,000 Invested in Wachovia Growth & Income Fund (Class Y Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Growth & Income Fund (Class Y Shares) (the “Fund”) from March 30, 1998 (start of performance) to November 30, 2001 compared to the Standard and Poor’s 500 Index (S&P 500).**

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2001
1 Year	(22.67)%
Start of Performance (3/30/98) (cumulative)	(4.30)%
Start of Performance (3/30/98)	(1.19)%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*	The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect the reinvestment of dividends on the securities in the index.
**
The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

Wachovia Growth & Income Fund
Portfolio of Investments

November 30, 2001

Shares		Value

Common Stocks—94.3%
	Basic Materials—1.9%
96,735	Alcoa, Inc.	$3,733,971

	Capital Goods—11.2%
207,690	General Electric Co.	7,996,065
38,860	(1)Lexmark International Group, Class A	2,007,896
129,490	Tyco International Ltd.	7,614,012
81,065	United Technologies Corp.	4,880,113

	Total	22,498,086

	Communication Services—4.3%
146,000	(1)Sprint Corp. (PCS Group)	3,642,700
105,895	Verizon Communications, Inc.	4,977,065

	Total	8,619,765

	Consumer Cyclicals—5.9%
85,575	Centex Corp.	3,867,134
159,700	Lowe’s Cos., Inc.	7,236,007
32,000	Starwood Hotels & Resorts Worldwide, Inc.	868,480

	Total	11,971,621

	Consumer Staples—7.4%
43,000	Kimberly-Clark Corp.	2,501,310
199,760	Kroger Co.	5,057,923
14,018	PepsiCo, Inc.	681,695
21,000	Philip Morris Cos., Inc.	990,570
130,690	(1)Viacom, Inc., Class B	5,704,619

	Total	14,936,117

	Energy—5.2%
206,870	Exxon Mobil Corp.	7,736,938
47,675	Phillips Petroleum Co.	2,652,160

	Total	10,389,098

	Finance—19.2%
114,225	American Express Co.	3,759,145
72,050	American International Group, Inc.	5,936,920
62,520	Bank of New York Co., Inc.	2,453,285
217,965	Citigroup, Inc.	10,440,524
15,500	Franklin Resources, Inc.	554,125
Shares			Value

Common Stocks—continued
		Finance—continued
76,780		Freddie Mac	$5,080,533
64,145		J.P. Morgan Chase & Co.	2,419,549
44,090		Morgan Stanley, Dean Witter & Co.	2,446,995
27,995		PNC Financial Services Group	1,622,310
93,000		Wells Fargo & Co.	3,980,400

		Total	38,693,786

		Health Care—16.3%
33,075		Abbott Laboratories	1,819,125
15,650		American Home Products Corp.	940,565
101,120		Bristol-Myers Squibb Co.	5,436,211
142,865		Johnson & Johnson	8,321,886
94,525		Medtronic, Inc.	4,469,142
23,816		Merck & Co., Inc.	1,613,534
212,500		Pfizer, Inc.	9,203,375
15,650	(1)	Tenet Healthcare Corp.	939,000

		Total	32,742,838

		Technology—18.4%
157,605	(1)	AOL Time Warner, Inc.	5,500,414
190,350	(1)	Cisco Systems, Inc.	3,890,754
140,530		EMC Corp.-Mass	2,359,499
130,525		Intel Corp.	4,262,947
28,910	(1)	KLA-Tencor Corp.	1,452,149
134,255	(1)	Microsoft Corp.	8,620,514
180,570		Nokia Oyj, Class A ADR	4,154,916
178,415	(1)	Sun Microsystems, Inc.	2,540,630
130,080		Texas Instruments, Inc.	4,169,064

		Total	36,950,887

		Utilities—4.5%
73,440		(1)BJ Services Co.	2,046,038
153,705		Duke Energy Corp.	5,556,436
31,910		El Paso Corp.	1,419,995

		Total	9,022,469

		Total Common Stocks (identified cost $132,611,658)	189,558,638

(See Notes to Portfolios of Investments)

Wachovia Growth & Income Fund

Principal Amount		Value

(2) U.S. Treasury Obligation—0.5%
$1,000,000	United States Treasury Bill, 12/20/2001 (identified cost $998,881)	$999,110

(3) Repurchase Agreement—5.3%
10,664,644	Goldman Sachs Group, LP, 2.11%, dated 11/30/2001, due 12/3/2001 (at amortized cost)	10,664,644

	Total Investments (identified cost $144,275,183)	$201,222,392

(See Notes to Portfolios of Investments)

Wachovia Equity Index Fund (Class A Shares)

Growth of $10,000 Invested in Wachovia Equity Index Fund (Class A Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Equity Index Fund (Class A Shares) (the “Fund”) from May 7, 1993 (start of performance) to November 30, 2001 compared to the Standard and Poor’s 500 Index (S&P 500).**

AVERAGE ANNUAL TOTAL RETURN*** FOR THE PERIOD ENDED NOVEMBER 30, 2001
1 Year	(17.89)%
5 Year	8.01%
Start of Performance (5/7/93) (cumulative)	170.79%
Start of Performance (5/7/93)	12.33%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550) that was in effect prior to January 31, 2000. As of January 31, 2000 the Fund’s maximum sales charge is 5.75%. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect the reinvestment of dividends on securities in the index.

**
The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

***
Total returns quoted reflect all applicable sales charges and contingent deferred sales charges. Total returns at net asset value (i.e., without adjusting for the applicable sales charge) for the 1-year, 5-year, start of performance (5/7/93) (cumulative) and start of performance (5/7/93) periods were (12.88%), 9.29%, 187.30%, and 13.11%, respectively.

Wachovia Equity Index Fund (Class B Shares)

Growth of $10,000 Invested in Wachovia Equity Index Fund (Class B Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Equity Index Fund (Class B Shares) (the “Fund”) from December 12, 2000 (start of performance) to November 30, 2001 compared to the Standard and Poor’s 500 Index (S&P 500).**

CUMULATIVE TOTAL RETURN*** FOR THE PERIOD ENDED NOVEMBER 30, 2001
Start of Performance (12/12/00) (cumulative)	(21.56)%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*
Represents a hypothetical investment of $10,000 in the Fund. The ending value reflects a 5.00% contingent deferred sales charge on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

**
The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

***	Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Wachovia Equity Index Fund (Class C Shares)

Growth of $10,000 Invested in Wachovia Equity Index Fund (Class C Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Equity Index Fund (Class C Shares) (the “Fund”) from December 12, 2000 (start of performance) to November 30, 2001 compared to the Standard and Poor’s 500 Index (S&P 500).**

CUMULATIVE TOTAL RETURN*** FOR THE PERIOD ENDED NOVEMBER 30, 2001
Start of Performance (12/12/00) (cumulative)	(19.12)%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900) and the maximum contingent deferred sales charge of 1.00% on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect the reinvestment of dividends on securities in the index.

**
The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance on the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

***	Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Wachovia Equity Index Fund (Class Y Shares)

Growth of $10,000 Invested in Wachovia Equity Index Fund (Class Y Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Equity Index Fund (Class Y Shares) (the “Fund”) from July 23, 1996 (start of performance) to November 30, 2001 compared to the Standard and Poor’s 500 Index (S&P 500).**

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2001
1 Year	(12.62)%
5 Year	9.59%
Start of Performance (7/23/96) (cumulative)	89.89%
Start of Performance (7/23/96)	12.71%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*	The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect the reinvestment of dividends on the securities in the index.
**
The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

Wachovia Equity Index Fund
Portfolio of Investments

November 30, 2001

Shares		Value

Common Stocks—97.0%
	Basic Materials—2.8%
7,935	Air Products & Chemicals, Inc.	$362,788
11,500	Alcan, Inc.	413,770
29,828	Alcoa, Inc.	1,151,361
13,508	Barrick Gold Corp.	204,376
1,838	Bemis Co., Inc.	92,396
1,989	Boise Cascade Corp.	63,728
29,937	Dow Chemical Co.	1,122,638
36,023	Du Pont (E.I.) de Nemours & Co.	1,597,260
2,722	Eastman Chemical Co.	104,443
4,451	Ecolab, Inc.	166,467
4,376	Engelhard Corp.	122,309
1,148	(1) FMC Corp.	61,475
5,913	Freeport-McMoRan Copper & Gold, Inc., Class B	78,939
8,018	Georgia-Pacific Corp.	257,057
3,783	Goodrich (B.F.) Co.	92,192
1,953	Great Lakes Chemical Corp.	47,692
3,486	(1)Hercules, Inc.	35,209
8,066	Homestake Mining Co.	63,883
5,769	(1)Inco Ltd.	92,881
3,644	International Flavors & Fragrances, Inc.	111,689
16,315	International Paper Co.	651,784
3,709	(1)Louisiana-Pacific Corp.	28,485
3,578	Mead Corp.	110,632
9,123	Newell Rubbermaid, Inc.	234,005
6,486	Newmont Mining Corp.	127,580
3,019	Nucor Corp.	149,380
6,146	PPG Industries, Inc.	330,470
5,718	(1)Pactiv Corp.	100,065
3,187	(1)Phelps Dodge Corp.	114,190
11,403	Placer Dome, Inc.	124,407
5,436	Praxair, Inc.	287,673
7,200	Rohm & Haas Co.	255,600
2,890	(1)Sealed Air Corp.	132,651
2,989	Sigma-Aldrich Corp.	127,810
1,953	Temple-Inland, Inc.	111,594
3,078	USX-U.S. Steel Group, Inc.	51,987
3,437	Vulcan Materials Co.	158,961
3,295	(1)Watson Pharmaceuticals, Inc.	98,619
3,500	Westvaco Corp.	100,135
8,118	Weyerhaeuser Co.	429,036
3,841	Willamette Industries, Inc.	185,328
3,030	Worthington Industries, Inc.	44,844

	Total	10,197,789

Shares		Value

Common Stocks—continued
	Capital Goods—8.0%
6,283	(1)Allied Waste Industries, Inc.	$74,391
3,990	Avery Dennison Corp.	215,380
1,078	Ball Corp.	73,865
28,583	Boeing Co.	1,003,263
12,352	Caterpillar, Inc.	585,732
3,584	Cooper Industries, Inc.	146,406
31,435	(1)Corning, Inc.	296,432
2,472	Crane Co.	58,586
4,542	Danaher Corp.	266,388
7,734	Deere & Co.	309,283
7,360	Dover Corp.	271,290
2,432	Eaton Corp.	169,292
15,185	Emerson Electric Co.	820,901
7,004	General Dynamics Corp.	582,383
339,197	General Electric Co.	13,059,085
3,243	Grainger (W.W.), Inc.	151,772
10,254	Illinois Tool Works, Inc.	629,083
5,752	Ingersoll-Rand Co.	240,951
2,924	Johnson Controls, Inc.	232,516
4,437	(1)Lexmark International Group, Class A	229,260
14,803	Lockheed Martin Corp.	687,599
14,850	Masco Corp.	310,811
1,483	Millipore Corp.	88,535
13,809	Minnesota Mining & Manufacturing Co.	1,582,235
3,760	Northrop Grumman Corp.	352,989
4,321	Pall Corp.	99,469
3,700	Parker-Hannifin Corp.	151,885
9,502	Pitney Bowes, Inc.	394,143
6,597	Rockwell Collins	110,962
6,597	Rockwell International Corp.	108,851
5,072	Textron, Inc.	201,105
5,301	(1)Thermo Electron Corp.	115,032
1,913	(1)Thomas & Betts Corp.	39,044
66,987	Tyco International Ltd.	3,938,836
16,598	United Technologies Corp.	999,200
20,615	Waste Management, Inc.	604,020

	Total	29,200,975

	Communication Services—5.3%
116,284	AT&T Corp.	2,033,807
48,520	(1)AT&T Wireless Services, Inc.	677,824
10,692	Alltel Corp.	695,835
63,955	BellSouth Corp.	2,462,267
3,756	(1)Big Lots, Inc.	35,306

(See Notes to Portfolios of Investments)

Wachovia Equity Index Fund

Shares		Value

Common Stocks—continued
	Communication Services—continued
4,635	CenturyTel, Inc.	$156,663
5,776	Cintas Corp.	246,866
9,049	Citizens Communications Co.	88,590
6,066	(1)Convergys Corp.	201,573
98,526	(1)MCI Worldcom, Inc.	1,432,568
25,554	(1)NEXTEL Communications, Inc., Class A	273,683
55,850	Qwest Communications International, Inc.	664,615
115,814	SBC Communications, Inc.	4,329,127
28,832	Sprint Corp.	628,249
31,524	(1)Sprint Corp. (PCS Group)	786,524
7,040	(1)Univision Communications, Inc., Class A	250,694
92,374	Verizon Communications, Inc.	4,341,578

	Total	19,305,769

	Consumer Cyclicals—9.3%
2,340	American Greetings Corp., Class A	30,537
3,902	(1)AutoZone, Inc.	262,605
9,476	(1)Bed Bath & Beyond, Inc.	307,686
6,999	(1)Best Buy Co., Inc.	499,659
3,036	Black & Decker Corp.	112,453
6,300	Block (Hamp;R), Inc.	250,992
20,705	Carnival Corp.	540,608
32,560	(1)Cendant Corp.	554,822
2,019	Centex Corp.	91,239
6,804	Circuit City Stores, Inc.	119,410
8,089	Clorox Co.	319,677
2,541	Cooper Tire & Rubber Co.	37,658
14,731	Costco Wholesale Corp.	602,203
1,476	Cummins Engine Co., Inc.	53,520
5,422	Dana Corp.	74,281
19,168	Delphi Auto Systems Corp.	262,985
2,880	Deluxe Corp.	113,818
3,426	Dillards, Inc., Class A	56,700
11,326	Dollar General Corp.	152,901
4,698	Donnelley (R.R.) & Sons Co.	137,651
3,291	Dow Jones & Co.	166,590
5,860	Family Dollar Stores, Inc.	174,628
7,462	(1)Federated Department Stores, Inc.	276,094
2,609	Fluor Corp.	98,751
64,539	Ford Motor Co.	1,222,369
9,259	Gannett Co., Inc.	643,038
29,222	Gap (The), Inc.	386,607
19,349	General Motors Corp.	961,645
6,156	Genuine Parts Co.	207,457
Shares		Value

Common Stocks—continued
	Consumer Cyclicals—continued
5,352	Goodyear Tire & Rubber Co.	$119,885
5,675	Hasbro, Inc.	93,354
12,462	Hilton Hotels Corp.	123,374
79,097	Home Depot, Inc.	3,690,666
10,833	IMS Health, Inc.	221,860
3,650	ITT Industries, Inc.	178,996
12,771	Interpublic Group Cos., Inc.	372,019
16,570	(1)K Mart Corp.	101,077
1,685	KB HOME	56,650
2,682	Knight-Ridder, Inc.	162,529
10,748	(1)Kohl's Corp.	729,252
6,786	Leggett and Platt, Inc.	146,849
14,252	Limited, Inc.	198,388
2,300	Liz Claiborne, Inc.	114,954
26,258	Lowe’s Cos., Inc.	1,189,750
8,259	Marriott International, Inc., Class A	310,704
10,116	May Department Stores Co.	362,557
3,208	Maytag Corp.	92,807
1,830	(1)McDermott International, Inc.	20,624
6,767	McGraw-Hill Cos., Inc.	382,336
1,867	Meredith Corp.	63,665
2,403	Navistar International Corp.	87,926
5,892	New York Times Co., Class A	267,791
9,909	Nike, Inc., Class B	525,078
4,818	Nordstrom, Inc.	91,205
12,563	(1)Office Depot, Inc.	202,892
6,178	Omnicom Group, Inc.	530,443
2,708	PACCAR, Inc.	164,809
12,622	Paychex, Inc.	441,896
8,863	Penney (J.C.) Co., Inc.	224,588
2,000	Pulte Corp.	78,500
6,892	Radioshack Corp.	199,592
1,945	(1)Reebok International Ltd.	45,241
4,490	(1)Sabre Group Holdings, Inc.	155,758
12,411	Sears, Roebuck & Co.	564,825
6,014	Sherwin-Williams Co.	168,332
2,090	Snap-On Inc.	65,417
3,072	Stanley Works	128,379
16,630	(1)Staples, Inc.	292,688
12,564	(1)Starbucks Corp.	222,634
6,598	Starwood Hotels & Resorts Worldwide, Inc.	179,070
10,842	TJX Cos., Inc.	408,635
4,055	TRW, Inc.	158,226
31,361	Target Corp.	1,177,292
4,840	The Pepsi Bottling Group, Inc.	215,138
4,919	Tiffany & Co.	141,667

(See Notes to Portfolios of Investments)

Wachovia Equity Index Fund

Shares		Value

Common Stocks—continued
	Consumer Cyclicals—continued
6,982	(1)Toys ‘R’ Us	$150,183
10,573	Tribune Co.	381,685
1,989	Tupperware Corp.	39,104
4,183	V.F. Corp.	158,870
5,494	Visteon Corp.	75,817
152,203	Wal-Mart Stores, Inc.	8,393,995
2,327	(1)Wellpoint Health Networks, Inc.	274,353
2,633	Whirlpool Corp.	173,146

	Total	33,836,055

	Consumer Staples—10.6%
1,852	Alberto-Culver Co.	80,599
14,319	Albertsons, Inc.	480,546
30,881	Anheuser-Busch Cos., Inc.	1,330,971
23,255	Archer-Daniels-Midland Co.	357,894
8,086	Avon Products, Inc.	386,026
2,393	Brown-Forman Corp., Class B	145,734
3,045	Brunswick Corp.	59,987
13,328	CVS Corp.	359,190
15,162	Campbell Soup Co.	444,398
19,949	(1)Clear Channel Communications, Inc.	932,217
85,177	Coca-Cola Co.	3,999,912
15,227	Coca-Cola Enterprises, Inc.	265,711
20,160	Colgate-Palmolive Co.	1,176,538
32,174	(1)Comcast Corp., Class A	1,222,612
18,225	ConAgra, Inc.	418,628
1,241	Coors Adolph Co., Class B	70,774
4,591	Darden Restaurants, Inc.	141,127
5,936	Fortune Brands, Inc.	233,107
12,307	General Mills, Inc.	607,350
35,811	Gillette Co.	1,171,020
10,318	Harley Davidson, Inc.	542,520
4,314	(1)Harrah’s Entertainment, Inc.	139,040
12,469	Heinz (H.J.) Co.	475,318
4,917	Hershey Foods Corp.	321,867
13,815	Kellogg Co.	407,404
18,584	Kimberly-Clark Corp.	1,081,031
28,015	Kroger Co.	709,340
13,299	Mattel, Inc.	244,835
45,933	McDonald’s Corp.	1,232,842
59,943	PepsiCo, Inc.	2,915,028
75,604	Philip Morris Cos., Inc.	3,566,241
44,522	Procter & Gamble Co.	3,448,674
11,138	Ralston Purina Co.	369,002
16,472	(1)Safeway, Inc.	733,992
26,329	Sara Lee Corp.	576,079
4,695	SUPERVALU Inc.	106,436
Shares		Value

Common Stocks—continued
	Consumer Staples—continued
22,850	SYSCO Corp.	$561,882
5,290	(1)Tricon Global Restaurants, Inc.	251,011
5,702	UST, Inc.	204,702
19,534	Unilever NV, ADR	1,111,485
59,704	(1)Viacom, Inc., Class B	2,606,080
34,080	Walgreen Co.	1,124,640
71,179	Walt Disney Co.	1,457,034
4,424	Wendy’s International, Inc.	125,774
5,159	Winn-Dixie Stores, Inc.	70,730
8,015	Wrigley (Wm.), Jr. Co.	405,078

	Total	38,672,406

	Energy—6.2%
3,108	Amerada-Hess Corp.	180,575
8,503	Anadarko Petroleum Corp.	441,306
4,247	Apache Corp.	195,320
2,682	Ashland, Inc.	114,387
11,171	Baker Hughes, Inc.	368,308
4,591	CMS Energy Corp.	105,731
35,824	ChevronTexaco Corp.	3,045,398
21,517	Conoco, Inc.	588,920
5,680	Constellation Energy Group	134,900
4,317	Devon Energy Corp.	148,462
10,472	Dynegy, Inc.	317,825
3,134	EOG Resources, Inc.	109,627
237,218	Exxon Mobil Corp.	8,871,953
14,996	Halliburton Co.	321,364
3,391	Kerr-McGee Corp.	178,163
5,078	(1)Nabors Industries, Inc.	159,957
4,607	(1)Noble Drilling Corp.	135,907
11,646	Occidental Petroleum Corp.	291,150
12,901	Phillips Petroleum Co.	717,660
10,149	Reliant Energy, Inc.	259,307
3,156	(1)Rowan Companies, Inc.	51,569
73,450	Royal Dutch Petroleum Co., ADR	3,550,573
19,301	Schlumberger Ltd.	926,641
7,045	Sempra Energy	163,162
3,281	Sunoco, Inc.	119,953
9,365	TXU Corp.	422,362
10,559	Transocean Sedco Forex, Inc.	298,820
8,208	Unocal Corp.	269,961
11,268	Xcel Energy, Inc.	307,729

	Total	22,796,990

	Finance—17.7%
17,518	AFLAC, Inc.	479,993
8,734	Aon Corp.	312,939
25,858	Allstate Corp.	885,378

(See Notes to Portfolios of Investments)

Wachovia Equity Index Fund

Shares		Value

Common Stocks—continued
	Finance—continued
3,586	Ambac Financial Group, Inc.	$201,103
45,350	American Express Co.	1,492,468
89,139	American International Group, Inc.	7,345,054
13,646	Amsouth Bancorporation	249,995
14,993	BB&T Corp.	512,011
55,987	Bank of America Corp.	3,436,482
25,369	Bank of New York Co., Inc.	995,480
39,568	Bank One Corp.	1,481,426
3,228	Bear Stearns Cos., Inc.	185,610
5,217	CIGNA Corp.	475,947
6,751	Capital One Financial Corp.	337,753
7,905	Charter One Financial, Inc.	217,783
6,087	Chubb Corp.	426,455
5,742	Cincinnati Financial Corp.	221,584
171,228	Citigroup, Inc.	8,201,821
6,067	Comerica, Inc.	311,601
16,400	(1)Concord EFS, Inc.	491,344
11,029	(1)Conseco, Inc.	46,653
3,845	Countrywide Credit Industries, Inc.	163,336
13,845	Equity Office Properties Trust	412,581
9,140	Equity Residential Properties Trust	264,603
34,509	Fannie Mae	2,712,407
19,432	Fifth Third Bancorp	1,167,669
36,934	FleetBoston Financial Corp.	1,357,325
8,756	Franklin Resources, Inc.	313,027
23,986	Freddie Mac	1,587,154
5,921	Golden West Financial Corp.	306,116
7,642	Hartford Financial Services Group, Inc.	452,406
27,594	Honeywell International, Inc.	914,465
16,653	Household International, Inc.	982,360
8,870	Huntington Bancshares, Inc.	143,605
67,786	J.P. Morgan Chase & Co.	2,556,888
5,430	Jefferson-Pilot Corp.	241,635
10,530	John Hancock Financial Services, Inc.	414,250
14,766	KeyCorp	338,141
8,782	Lehman Brothers Holdings, Inc.	580,929
6,953	Lincoln National Corp.	331,658
6,706	Loews Corp.	381,102
5,130	MBIA Inc.	261,271
29,210	MBNA Corp.	941,730
3,737	MGIC Investment Corp.	218,801
9,134	Marsh & McLennan Cos., Inc.	977,064
17,351	Mellon Financial Corp.	648,754
27,306	Merrill Lynch & Co., Inc.	1,367,758
26,346	MetLife, Inc.	722,671
5,682	Moody's Corp.	196,995
38,603	Morgan Stanley, Dean Witter & Co.	2,142,467
Shares		Value

Common Stocks—continued
	Finance—continued
21,661	National City Corp.	$606,508
5,870	Niagara Mohawk Holdings, Inc.	104,134
7,603	Northern Trust Corp.	439,758
10,409	PNC Financial Services Group	603,202
2,492	Progressive Corp.	365,153
9,645	Providian Financial Corp.	25,752
8,267	Regions Financial Corp.	237,842
6,192	Robert Half International, Inc.	166,874
4,823	SAFECO Corp.	155,108
47,307	Schwab (Charles) Corp.	679,329
10,736	SouthTrust Corp.	262,710
7,097	St. Paul Cos., Inc.	334,127
10,996	State Street Corp.	575,531
8,069	(1)Stilwell Financial, Inc.	191,397
10,300	SunTrust Banks, Inc.	651,578
9,508	Synovus Financial Corp.	223,438
3,498	T. Rowe Price Group, Inc.	110,887
4,394	Torchmark Corp.	173,343
65,974	U.S. Bancorp	1,252,187
8,079	UNUM Provident	208,438
5,714	USA Education, Inc.	486,090
4,366	Union Planters Corp.	189,528
53,627	Wachovia Corp.	1,447,806
30,150	Washington Mutual, Inc.	943,092
58,261	Wells Fargo & Co.	2,493,571
4,290	XL Capital Ltd.	398,884
3,150	Zions Bancorp	152,082

	Total	64,886,397

	Health Care—14.1%
52,240	Abbott Laboratories	2,873,200
4,701	Aetna Inc.	146,530
4,514	Allergan, Inc.	340,762
44,771	American Home Products Corp.	2,690,737
3,480	AmerisourceBergen Corp.	207,025
35,669	(1)Amgen, Inc.	2,369,492
1,839	Bard (C.R.), Inc.	116,004
1,914	Bausch & Lomb, Inc.	63,640
19,538	Baxter International, Inc.	1,015,976
8,405	Becton, Dickinson & Co.	284,677
5,148	(1)Biogen, Inc.	303,269
8,458	Biomet, Inc.	236,739
13,329	(1)Boston Scientific Corp.	354,551
66,931	Bristol-Myers Squibb Co.	3,598,211
14,406	Cardinal Health, Inc.	984,218
6,242	(1)Chiron Corp.	270,903

(See Notes to Portfolios of Investments)

Wachovia Equity Index Fund

Shares		Value

Common Stocks—continued
	Health Care—continued
6,046	(1)Forest Laboratories, Inc.	$428,057
10,229	Guidant Corp.	499,277
19,604	HCA/Healthcare Co.	760,439
8,370	(1)Health Management Association, Class A	163,299
14,169	(1)HEALTHSOUTH Corp.	208,568
5,540	(1)Humana, Inc.	69,693
17,950	(1)Immunex Corp.	484,650
103,073	Johnson & Johnson	6,004,002
8,398	(1)King Pharmaceuticals, Inc.	334,576
38,591	Lilly (Eli) & Co.	3,190,318
3,769	(1)Manor Care, Inc.	88,006
9,131	McKesson HBOC, Inc.	340,312
6,834	(1)Medimmune, Inc.	301,379
41,136	Medtronic, Inc.	1,944,910
78,920	Merck & Co., Inc.	5,346,830
214,520	Pfizer, Inc.	9,290,861
44,186	Pharmacia Corp.	1,961,858
2,901	Pinnacle West Capital Corp.	121,117
3,929	(1)Quintiles Transnational Corp.	65,025
50,383	Schering Plough Corp.	1,800,185
2,868	St. Jude Medical, Inc.	213,666
6,665	Stryker Corp.	365,975
10,570	(1)Tenet Healthcare Corp.	634,200
11,597	UnitedHealth Group, Inc.	828,606
774	(1)Viasys Healthcare, Inc.	13,778
6,693	(1)Zimmer Holdings, Inc.	215,916

	Total	51,531,437

	Technology—19.6%
26,335	(1)ADC Telecommunications, Inc.	116,927
151,304	(1)AOL Time Warner, Inc.	5,280,510
8,201	Adobe System, Inc.	263,088
11,630	(1)Advanced Micro Devices, Inc.	157,703
15,441	(1)Agilent Technologies, Inc.	421,076
13,571	(1)Altera Corp.	308,876
12,251	(1)Analog Devices, Inc.	520,667
3,085	(1)Andrew Corp.	64,816
10,811	(1)Apple Computer, Inc.	230,274
6,753	Applera Corp.	223,524
27,035	(1)Applied Materials, Inc.	1,074,371
10,163	(1)Applied Micro Circuits Corp.	138,522
1,486	Autodesk, Inc.	55,279
21,757	Automatic Data Processing, Inc.	1,206,643
9,350	(1)Avaya, Inc.	106,309
7,096	(1)BMC Software, Inc.	118,858
7,970	(1)Broadcom Corp.	350,600
Shares		Value

Common Stocks—continued
	Technology—continued
11,180	(1)CIENA Corp.	$198,445
249,209	(1)Cisco Systems, Inc.	5,093,832
6,049	(1)Citrix Systems, Inc.	135,316
57,809	Compaq Computer Corp.	586,761
20,140	Computer Associates International, Inc.	670,058
5,387	(1)Computer Sciences Corp.	256,691
12,520	(1)Compuware Corp.	139,974
6,343	(1)Comverse Technology, Inc.	135,677
8,312	(1)Conexant Systems, Inc.	123,766
87,847	(1)Dell Computer Corp.	2,453,567
74,846	EMC Corp.-Mass	1,256,664
10,203	Eastman Kodak Co.	308,845
16,024	Electronic Data Systems Corp.	1,109,181
5,160	Equifax, Inc.	128,432
13,541	First Data Corp.	991,743
10,701	(1)Gateway, Inc.	100,589
66,186	Hewlett-Packard Co.	1,455,430
228,838	Intel Corp.	7,473,849
59,959	International Business Machines Corp.	6,930,661
2,530	International Game Technology	156,835
6,940	(1)Intuit, Inc.	304,666
44,198	(1)JDS Uniphase Corp.	445,516
6,484	(1)Jabil Circuit, Inc.	170,529
5,901	(1)KLA-Tencor Corp.	296,407
12,209	(1)LSI Logic Corp.	198,396
10,519	Linear Technology Corp.	431,595
113,535	(1)Lucent Technologies, Inc.	831,076
10,959	(1)Maxim Integrated Products, Inc.	600,663
2,681	(1)Mercury Interactive Corp.	82,548
20,321	Micron Technology, Inc.	551,918
182,651	(1)Microsoft Corp.	11,728,021
6,652	Molex, Inc.	191,178
72,666	Motorola, Inc.	1,209,162
3,338	(1)NCR Corp.	128,279
4,770	(1)NVIDIA Corp.	260,633
5,632	(1)National Semiconductor Corp.	169,692
10,605	(1)Network Appliance, Inc.	163,635
108,974	(1)Nortel Networks Corp.	849,997
12,235	(1)Novell, Inc.	52,121
4,834	(1)Novellus Systems, Inc.	184,030
191,764	(1)Oracle Corp.	2,690,449
5,610	(1)PMC-Sierra, Inc.	127,852
20,198	(1)Palm, Inc.	70,491
8,807	(1)Parametric Technology Corp.	77,061
9,321	(1)Peoplesoft, Inc.	325,396
4,122	PerkinElmer, Inc.	114,262

(See Notes to Portfolios of Investments)

Wachovia Equity Index Fund

Shares		Value

Common Stocks—continued
	Technology—continued
2,482	(1)Power-One, Inc.	$24,770
3,062	(1)Qlogic Corp.	151,416
25,337	(1)Qualcomm, Inc.	1,487,789
13,106	Raytheon Co.	429,484
10,145	(1)Sanmina Corp.	217,103
3,926	(1)Sapient Corp.	24,655
5,028	Scientific-Atlanta, Inc.	135,203
14,098	(1)Siebel Systems, Inc.	315,090
27,581	(1)Solectron Corp.	405,441
110,747	(1)Sun Microsystems, Inc.	1,577,037
7,440	Symbol Technologies, Inc.	123,653
3,640	(1)TMP Worldwide, Inc.	150,296
3,254	(1)Tektronix, Inc.	73,150
13,442	(1)Tellabs, Inc.	205,394
5,766	(1)Teradyne, Inc.	160,641
58,800	Texas Instruments, Inc.	1,884,540
9,122	(1)Unisys Corp.	108,552
13,999	(1)Veritas Software Corp.	544,421
6,099	(1)Vitesse Semiconductor Corp.	74,347
22,954	(1)Xerox Corp.	192,814
10,853	(1)Xilinx, Inc.	391,902
18,396	(1)Yahoo, Inc.	286,426

	Total	71,564,056

	Transportation—0.7%
5,091	AMR Corp.	108,744
13,434	Burlington Northern Santa Fe	393,751
7,488	CSX Corp.	280,051
4,699	Delta Air Lines, Inc.	136,177
9,615	(1)FedEx Corp.	440,944
12,996	Norfolk Southern Corp.	251,992
2,223	Ryder Systems, Inc.	45,572
25,995	Southwest Airlines Co.	487,406
2,655	(1)US Airways Group, Inc.	19,886
8,442	Union Pacific Corp.	464,732

	Total	2,629,255

	Utilities—2.7%
18,147	(1)AES Corp.	299,788
4,165	Allegheny Energy, Inc.	145,150
2,862	Allegheny Technologies, Inc.	44,189
4,657	Ameren Corp.	190,378
10,909	American Electric Power Co., Inc.	449,996
6,515	(1)American Power Conversion Corp.	89,646
7,515	Burlington Resources, Inc.	264,077
Shares or Principal Amount		Value

Common Stocks—continued
	Utilities—continued
10,065	(1)Calpine Corp.	$217,001
5,428	Cinergy Corp.	160,017
7,369	Consolidated Edison Co.	284,591
5,814	DTE Energy Co.	240,118
8,847	Dominion Resources, Inc.	517,107
26,248	Duke Energy Corp.	948,865
11,758	(1)Edison International	177,546
16,725	El Paso Corp.	744,263
7,841	Entergy Corp.	289,333
11,306	Exelon Corp.	504,361
6,180	(1)FIserv, Inc.	241,514
6,199	FPL Group, Inc.	343,425
13,171	FirstEnergy Corp.	444,916
4,577	KeySpan Corp.	151,636
3,838	Kinder Morgan, Inc.	187,793
11,574	(1)Mirant Corp.	282,521
1,697	NICOR, Inc.	66,132
6,477	NiSource, Inc.	135,369
13,204	(1)P G & E Corp.	241,633
5,727	PP&L Corp.	203,709
1,226	Peoples Energy Corp.	47,103
7,446	Progress Energy, Inc.	308,637
7,535	Public Service Enterprises Group, Inc.	305,544
23,074	Southern Co.	524,934
4,636	TECO Energy, Inc.	122,437
10,506	USX Corp.	287,864
17,535	Williams Cos., Inc. (The)	468,535

	Total	9,930,128

	Total Common Stocks (identified cost $180,760,722)	354,551,257

(2) U.S. Treasury Obligation—0.9%
$3,400,000	United States Treasury Bill, 12/20/2001 (identified cost $3,396,196)	3,396,974

(3) Repurchase Agreement—1.9%
6,988,099	Goldman Sachs Group, LP, 2.11%, dated 11/30/2001, due 12/3/2001 (at amortized cost)	6,988,099

	Total Investments (identified cost $191,145,017)	$364,936,330

(See Notes to Portfolios of Investments)

Wachovia Special Values Fund (Class A Shares)

Growth of $10,000 Invested in Wachovia Special Values Fund (Class A Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Special Values Fund (Class A Shares) (the “Fund”) from May 7, 1993 (start of performance) to November 30, 2001 compared to the Russell 2000 Small Stock Index (Russell 2000).**

AVERAGE ANNUAL TOTAL RETURN*** FOR THE PERIOD ENDED NOVEMBER 30, 2001
1 Year	18.20%
5 Year	11.58%
Start of Performance (5/7/93) (cumulative)	206.77%
Start of Performance (5/7/93)	13.97%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550) that was in effect prior to January 31, 2000. As of January 31, 2000, the Fund’s maximum sales charge is 5.75%. The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell 2000 has been adjusted to reflect the reinvestment of dividends on securities in the index.

**
The Russell 2000 is an unmanaged index consisting of 2,000 small capitalization common stocks and is a trademark/service mark of the Frank Russell Company. RussellTM is the trademark of the Frank Russell Company. The Russell 2000 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

***
Total returns quoted reflect all applicable sales charges and contingent deferred sales charges. Total returns at net asset value (i.e., without adjusting for the applicable sales charge) for 1-year, 5-year, start of performance (5/7/93) (cumulative) and start of performance (5/7/93) periods were 25.43%, 12.92%, 225.49%, and 14.76%, respectively.

Wachovia Special Values Fund (Class B Shares)

Growth of $10,000 Invested in Wachovia Special Values Fund (Class B Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Special Values Fund (Class B Shares) (the “Fund”) from March 26, 1999 (start of performance) to November 30, 2001 compared to the Russell 2000 Small Stock Index (Russell 2000). **

AVERAGE ANNUAL TOTAL RETURN*** FOR THE PERIOD ENDED NOVEMBER 30, 2001
1 Year	19.42%
Start of Performance (3/26/99) (cumulative)	43.81%
Start of Performance (3/26/99)	14.49%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*
Represents a hypothetical investment of $10,000 in the Fund. The ending value reflects a 3.00% contingent deferred sales charge on any redemption less than three years from the purchase date. The maximum contingent deferred sales charge is 5.00% on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell 2000 has been adjusted to reflect the reinvestment of dividends on securities in the index.

**
The Russell 2000 is an unmanaged index consisting of approximately 2,000 small capitalization common stocks and is a trademark/service mark of the Frank Russell Company. RussellTM is a trademark of the Frank Russell Company. The Russell 2000 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

***	Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Wachovia Special Values Fund (Class C Shares)

Growth of $10,000 Invested in Wachovia Special Values Fund (Class C Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Special Values Fund (Class C Shares) (the “Fund”) from December 12, 2000 (start of performance) to November 30, 2001 compared to the Russell 2000 Small Stock Index (Russell 2000). **

CUMULATIVE TOTAL RETURN*** FOR THE PERIOD ENDED NOVEMBER 30, 2001
Start of Performance (12/12/00) (cumulative)	16.08%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900) and the maximum contingent deferred sales charge of 1.00% on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell 2000 has been adjusted to reflect the reinvestment of dividends on securities in the index.

**
The Russell 2000 is an unmanaged index consisting of approximately 2,000 small capitalization common stocks and is a trademark/service mark of the Frank Russell Company. RussellTM is a trademark of the Frank Russell Company. The Russell 2000 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

***	Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Wachovia Special Values Fund (Class Y Shares)

Growth of $10,000 Invested in Wachovia Special Values Fund (Class Y Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Special Values Fund (Class Y Shares) (the “Fund”) from July 23, 1996 (start of performance) to November 30, 2001 compared to the Russell 2000 Small Stock Index (Russell 2000).**

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2001
1 Year	25.74%
5 Year	13.17%
Start of Performance (7/23/96) (cumulative)	113.61%
Start of Performance (7/23/96)	15.21%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*	The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell 2000 has been adjusted to reflect the reinvestment of dividends on securities in the index.
**
The Russell 2000 is an unmanaged index of approximately 2,000 small capitalization common stocks and is a trademark/service mark of the Frank Russell Company. RussellTM is a trademark of the Frank Russell Company. The Russell 2000 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

Wachovia Special Values Fund
Portfolio of Investments

November 30, 2001

Shares		Value

Common Stocks—73.5%
	Basic Materials—8.9%
176,000	(1)American Pacific Corp.	$1,293,600
231,700	(1)Chase Industries, Inc.	2,120,055
59,700	Deltic Timber Corp.	1,575,483
118,332	(1)Kadant, Inc.	1,629,432
133,980	Lafarge Corp.	4,907,686
53,600	(1)Mueller Industries, Inc.	1,717,880
91,950	Roanoke Electric Corp.	1,254,198
130,550	Rock-Tenn Co.	1,840,755
87,800	Texas Industries, Inc.	3,051,050
142,700	Universal Corp.	5,228,528

	Total	24,618,667

	Capital Goods—13.7%
153,600	Ampco-Pittsburgh Corp.	1,416,192
133,875	Briggs & Stratton Corp.	5,170,253
175,550	Butler Manufacturing Co.	4,611,699
134,065	Centex Construction Products, Inc.	3,988,434
141,200	(1)EMCOR Group, Inc.	6,417,540
21,170	Franklin Electronics, Inc.	1,658,670
122,750	Granite Construction, Inc.	2,995,100
22,600	Millipore Corp.	1,349,220
110,000	National Service Industries, Inc.	275,000
162,825	Smith (A.O.) Corp.	2,911,311
106,000	Superior Industries International, Inc.	4,139,300
59,350	(1)Thermo Electron Corp.	1,287,895
53,100	Wescast Industries, Inc.	1,588,752

	Total	37,809,366

	Consumer Cyclicals—9.9%
13,500	Allen Organ Co., Class B	438,750
46,400	(1)Buckhead America Corp.	62,640
113,012	(1)Cendant Corp.	1,925,723
71,300	(1)Championship Auto Racing Teams, Inc.	1,037,415
239,980	Cordiant Communications Group PLC, ADR	1,559,870
49,200	Deluxe Corp.	1,944,384
67,376	Global Payments, Inc.	2,250,357
2,500	Grey Global Group, Inc.	1,520,000
86,500	(1)Heidrick & Struggles International, Inc.	1,452,335
Shares		Value

Common Stocks—continued
	Consumer Cyclicals—continued
428,495	(1)La Quinta Properties, Inc.	$2,618,103
130,080	Liberty Corp.	5,424,336
145,000	(1)Oneita Industries, Inc.	15
46,500	Raven Industries, Inc.	1,011,375
66,800	Skyline Corp.	2,030,720
149,340	(1)Supreme Industries, Inc., Class A	557,038
140,300	Velco Industries NV	1,560,136
95,130	(1)Young Broadcasting, Inc., Class A	1,902,600

	Total	27,295,797

	Consumer Staples—4.9%
148,945	(1)Alltrista Corp.	2,368,226
29,100	CBRL Group, Inc.	751,653
50,800	Deb Shops, Inc.	1,252,728
43,120	(1)Gtech Holdings Corp.	1,935,657
54,960	(1)Lands’ End, Inc.	2,525,412
41,910	Lone Star Steakhouse & Saloon, Inc.	579,615
130,800	(1)M & F Worldwide Corp.	591,216
5,500	(1)Nautica Enterprise, Inc.	71,500
25,570	(1)Neiman-Marcus Group, Inc., Class B	720,818
204,700	(1)Omega Protein Corp.	624,335
37,750	(1)Payless ShoeSource, Inc.	2,087,953

	Total	13,509,113

	Energy—4.6%
61,300	(1)Atwood Oceanics, Inc.	1,967,730
161,640	Berry Petroleum Co., Class A	2,497,338
58,800	Cabot Oil & Gas Corp., Class A	1,298,892
103,464	(1)Forest Oil Corp.	2,694,203
81,250	Patina Oil & Gas Corp.	2,221,375
39,400	(1)Prima Energy Corp.	858,132
51,000	(1)Tom Brown, Inc.	1,193,400

	Total	12,731,070

	Finance—16.0%
17,180	BB&T Corp.	586,697
99,300	CNA Surety Corp.	1,465,668
154,400	Charter Municipal Mortgage Acceptance Co.	2,445,696

(See Notes to Portfolios of Investments)

Wachovia Special Values Fund

Shares		Value

Common Stocks—continued
	Finance—continued
76,700	Eaton Vance Corp.	$2,475,876
82,988	Equity Residential Properties Trust	2,402,503
157,725	Forest City Enterprises, Inc., Class A	5,386,309
68,100	IPC Holdings Ltd.	1,777,410
21,900	Investment Technology Group, Inc.	1,259,250
120,300	John Nuveen & Co., Inc., Class A	5,954,850
64,800	(1)Knight Trading Group, Inc.	754,272
128,660	LandAmerica Financial Group, Inc.	3,152,170
63,500	Leucadia National Corp.	1,704,340
14,400	Liberty Financial Cos., Inc.	480,528
50,500	Merchants Group, Inc.	1,148,875
147,336	Radian Group, Inc.	5,642,969
48,265	(1)Standard Management Corp.	294,417
210,900	(1)Stewart Information Services Corp.	4,279,161
5	The News Corp. Ltd., ADR	130
9,250	White Mountains Insurance Group, Inc.	3,126,500

	Total	44,337,621

	Health Care—3.0%
41,800	Bausch & Lomb, Inc.	1,389,850
168,000	(1)Healthcare Recoveries, Inc.	747,600
41,870	NDCHealth Corp.	1,379,617
184,766	(1)Per-Se Technologies, Inc.	1,613,005
8,671	(1)Viasys Healthcare, Inc.	154,258
111,520	West Pharmaceutical Services, Inc.	3,033,344

	Total	8,317,674

	Real Estate—0.8%
188,830	Aegis Realty, Inc.	2,109,231

	Technology—7.7%
70,200	(1)Adaptec, Inc.	963,846
166,500	(1)Cysive, Inc.	391,275
53,100	(1)ESCO Technologies, Inc.	1,585,035
24,300	(1)Eagle Point Software Corp.	147,015
108,500	(1)EarthLink Network, Inc.	1,605,800
99,950	(1)Electroglas, Inc.	1,419,290
6,200	(1)Energizer Holdings, Inc.	114,700
49,600	Harris Corp.	1,582,240
68,300	(1)Imation Corp.	1,480,744
Shares or Principal Amount		Value

Common Stocks—continued
	Technology—continued
80,300	(1)Information Resources, Inc.	$655,248
168,450	(1)Kemet Corp.	2,846,805
93,900	(1)Kulicke & Soffa Industries, Inc.	1,475,169
131,510	Nam Tai Electronics, Inc.	2,033,145
49,000	(1)Parametric Technology Corp.	428,750
61,800	(1)Quantum Corp.—DLT & Storage Systems	587,100
24,393	(1)Roxio, Inc.	353,211
131,860	(1) Standard Microsystems Corp.	1,822,305
94,700	United Industrial Corp.	1,638,310
167,400	(1)Viant Corp.	217,620
75,750	(1)Xanser Corp.	151,500

	Total	21,499,108

	Transportation—3.3%
82,031	(1)A.C.L.N. Ltd.	2,707,023
94,300	(1)Arkansas Best Corp.	2,302,806
48,100	Teekay Shipping Corp.	1,455,506
78,800	USFreightways Corp.	2,680,776

	Total	9,146,111

	Utilities—0.7%
66,800	UGI Corp.	1,967,260

	Total Common Stocks (identified cost $154,462,052)	203,341,018

Preferred Stock—0.5%
	Finance—0.5%
85,900	Price Legacy Corp., Pfd. (identified cost $1,147,244)	1,287,641

Corporate Bonds—0.2%
	Health Care—0.2%
$600,000	Medaphis Corp., Company Guarantee, (Series B), 9.50%, 2/15/2005	528,000

	Technology—0.0%
200,000	Quantum Corp.-DLT & Storage Systems, Conv. Bond, 7.00%, 8/1/2004	178,860

	Total Corporate Bonds (identified cost $608,000)	706,860

(See Notes to Portfolios of Investments)

Wachovia Special Values Fund

Principal Amount or Shares		Value

(2) U.S. Treasury Obligation—1.0%
$2,900,000	United States Treasury Bill, 12/20/2001 (identified cost $2,896,717)	$2,897,419

Registered Investment Companies—1.4%
12,000	iShares Russell 2000 Value Index Fund	1,470,000
18,800	iShares S&P Small Cap 600/ BARRA Value Index Fund	1,504,752
138,400	Royce Focus Trust	827,632

	Total Registered Investment Companies (identified cost $3,595,080)	3,802,384

Principal Amount		Value

(3) Repurchase Agreement—23.7%
$65,503,264	Goldman Sachs Group, LP, 2.11%, dated 11/30/2001, due 12/3/2001 (at amortized cost)	$65,503,264

	Total Investments (identified cost $228,212,357)	$277,538,586

(See Notes to Portfolios of Investments)

Wachovia Emerging Markets Fund (Class A Shares)

Growth of $10,000 Invested in Wachovia Emerging Markets Fund (Class A Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Emerging Markets Fund (Class A Shares) (the “Fund”) from December 23, 1994 (start of performance) to November 30, 2001 compared to the Standard and Poor’s International Finance Corporation Investable Index (Total Return Series) (IFCI).**

AVERAGE ANNUAL TOTAL RETURN*** FOR THE PERIOD ENDED NOVEMBER 30, 2001
1 Year	(11.03)%
5 Year	(5.11)%
Start of Performance (12/23/94) (cumulative)	(9.95)%
Start of Performance (12/23/94)	(1.50)%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550) that was in effect prior to January 31, 2000. As of January 31, 2000, the Fund’s maximum sales charge is 5.75%. The Fund’s performance assumes the reinvestment of all dividends and distributions. The IFCI has been adjusted to reflect reinvestment of dividends on securities in the index.

**
The IFCI is an unmanaged market capitalization-weighted index comprising more than 1,200 stocks in 78 industries in 31 developing countries around the world. The IFCI is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

***
Total returns quoted reflect all applicable sales charges and contingent deferred sales charges. Total returns at net asset value (i.e., without adjusting for the applicable sales charge) for the 1-year, 5-year, start of performance (12/23/94) (cumulative) and start of performance (12/23/94) periods were (5.56)%, (3.98)%,(4.46)% and (0.65)%, respectively.

Wachovia Emerging Markets Fund (Class B Shares)

Growth of $10,000 Invested in Wachovia Emerging Markets Fund (Class B Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Emerging Markets Fund (Class B Shares) (the “Fund”) from December 12, 2000 (start of performance) to November 30, 2001 compared to the Standard and Poor’s International Finance Corporation Investable Index (Total Return Series) (IFCI).**

CUMULATIVE TOTAL RETURN*** FOR THE PERIOD ENDED NOVEMBER 30, 2001
Start of Performance (12/12/00) (cumulative)	(16.72)%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*
Represents a hypothetical investment of $10,000 in the Fund. The maximum contingent deferred sales charge is 5.00% on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The IFCI has been adjusted to reflect reinvestment of dividends on securities in the index.

**
The IFCI is an unmanaged market capitalization-weighted index comprising more than 1,200 stocks in  78 industries in 31 developing countries around the world. The IFCI is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

***	Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Wachovia Emerging Markets Fund (Class C Shares)

Growth of $10,000 Invested in Wachovia Emerging Markets Fund (Class C Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Emerging Markets Fund (Class C Shares) (the “Fund”) from December 12, 2000 (start of performance) to November 30, 2001 compared to the Standard and Poor’s International Finance Corporation Investable Index (Total Return Series) (IFCI).**

CUMULATIVE TOTAL RETURN*** FOR THE PERIOD ENDED NOVEMBER 30, 2001
Start of Performance (12/12/00) (cumulative)	(14.04)%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,990) and the maximum contingent deferred sales charge of 1.00% on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The IFCI has been adjusted to reflect reinvestment of dividends on securities in the index.

**
The IFCI is an unmanaged market capitalization-weighted index comprising more than 1,200 stocks in  78 industries in 31 developing countries around the world. The IFCI is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

***	Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Wachovia Emerging Markets Fund (Class Y Shares)

Growth of $10,000 Invested in Wachovia Emerging Markets Fund (Class Y Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Emerging Markets Fund (Class Y Shares) (the “Fund”) from July 23, 1996 (start of performance) to November 30, 2001 compared to the Standard and Poor’s International Finance Corporation Investable Index (Total Return Series) (IFCI).**

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2001
1 Year	(5.40)%
5 Year	(3.74)%
Start of Performance (7/23/96) (cumulative)	(19.07)%
Start of Performance (7/23/96)	(3.87)%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*	The Fund’s Performance assumes reinvestment of all dividends and distributions. The IFCI has been adjusted to reflect the reinvestment of dividends on securities in the index.
**
The IFCI is an unmanaged market capitalization-weighted index comprising more than 1,200 stocks in 78 industries in 31 developing countries around the world. The IFCI is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

Wachovia Emerging Markets Fund
Portfolio of Investments

November 30, 2001

Shares		Value

Common Stocks—89.9%
	Brazil—5.9%
23,000	(1) Brasil Telecom Participacoes SA, ADR	$815,350
60,000	Companhia Cervajaria Brahma, ADR	1,176,000
27,000	Companhia Vale Do Rio Doce	532,258
20,000	Embraer-Empresa Brasileira de Aeronautica SA, ADR	370,000
25,000	(1)Petroleo Brasileiro SA-Petrobras, ADR	503,750
100,000	(1)Petroleo Brasileiro SA, ADR	2,025,000
160,000	(1)Tele Centro Oeste Celular Participacoes SA, ADR	1,033,600
105,000	Tele Norte Leste Participacoes SA, ADR	1,391,250
20,000	Telemig Celular Participacoes SA, ADR	654,200
30,000	Unibanco Uniao de Bancos Brasileiros SA, GDR	594,000

	Total	9,095,408

	Chile—1.5%
39,045	(1)Banco de A. Edwards, ADR	652,052
47,000	Compania Telecomunicacion de Chile, ADR	540,500
25,000	(1)Distribucion y Servicio D&S SA, ADR	300,000
80,000	Empresa Nacional Electricidad SA, ADR	812,800

	Total	2,305,352

	China—2.7%
4,000,000	Beijing Datang Power Generation Co., Ltd., Class H	1,359,175
2,000,000	(1)China Southern Airlines Co., Ltd.	557,774
1,000,000	Huaneng Power International, Inc.	628,297
3,600,000	(1)PetroChina Co. Ltd., Class H	613,937
2,989,000	Yanzhou Coal Mining Co., Class H	958,154

	Total	4,117,337

	Croatia—0.5%
40,000	(4)Pliva D.D., GDR	386,364
18,250	(1)Zagrebacka Banka, GDR	390,094

	Total	776,458

Shares		Value

Common Stocks—continued
	Czech Republic—1.0%
115,710	Ceska Sporitelna AS	$917,752
24,100	(1)Ceske Radiokomunikace, GDR	247,025
50,000	(1)SPT Telecom A.S.	416,464

	Total	1,581,241

	Egypt—0.5%
100,000	(1)Al-Ahram Beverages Co., GDR	686,000

	Hong Kong—7.4%
3,500,000	Brilliance China Automotive Holdings Ltd.	713,566
2,130,000	Chaoda Modern Agriculture	648,653
60,000	Cheung Kong (Holdings) Ltd.	580,855
1,250,000	China Everbright Ltd.	969,694
1,650,000	China Merchants Holdings International Co., Ltd.	1,079,005
410,000	(1)China Mobile (Hong Kong) Ltd.	1,448,355
1,420,000	(1)China Unicom Ltd.	1,620,495
900,000	Cosco Pacific Ltd.	481,802
1,750,000	Denway Motors Ltd.	527,321
2,150,000	Greencool Technology Holdings Ltd.	957,993
44,136	HSBC Holdings PLC	534,803
95,000	Hutchison Whampoa Ltd.	874,007
35,000	Sun Hung Kai Properties Ltd.	256,929
2,100,000	(1)Xinao Gas Holdings Ltd.	686,639

	Total	11,380,117

	Hungary—2.2%
15,000	Danubius Hotels RT	146,868
12,000	EGIS RT	497,321
50,000	MOL Magyar Olay, GDR	897,500
50,000	Matav RT, ADR	820,000
18,000	OTP Bank RT, GDR	1,026,000

	Total	3,387,689

	India—4.5%
60,000	(1)BSES Ltd., GDR	810,000
300,000	Bank of Baroda	261,318
50,000	(1)Bharat Petroleum Corp. Ltd.	198,206
35,000	Cipla Ltd.	809,462
110,000	Grasim Industries Ltd.	683,226
35,000	Hoechst Marion Roussel Ltd.	311,444
49,000	ITC Ltd.	681,737
7,000	Infosys Technologies Ltd.	568,989
50,000	(1)Ranbaxy Laboratories Ltd., GDR	784,842
50,000	Reliance Industries Ltd.	302,316

(See Notes to Portfolios of Investments)

Wachovia Emerging Markets Fund

Shares		Value

Common Stocks—continued
	India—continued
29,800	(1)(4)Reliance Industries Ltd., GDR	$376,970
17,600	Reliance Industries Ltd., GDR	223,520
160,000	Satyam Computer Services Ltd.	708,366
20,000	Videsh Sanchar Nigam Ltd.	97,016
20,713	Videsh Sanchar Nigam Ltd. (demat TS)	100,605

	Total	6,918,017

	Indonesia—1.5%
400,000	PT Gudang Garam	317,248
2,375,000	PT Hanjaya Mandala Sampoerna Tbk	771,619
517,500	PT Indosat	410,439
2,833,800	PT Telekomunikasi Indonesia	744,668

	Total	2,243,974

	Israel—2.8%
560,000	(1)Bank Leumi Le-Israel	1,027,681
16,000	(1)Check Point Software Technologies Ltd.	613,600
75,000	(1)RADWARE Ltd.	844,425
20,000	Teva Pharmaceutical Industries Ltd.	1,197,922
10,000	Teva Pharmaceutical Industries Ltd., ADR	585,000

	Total	4,268,628

	Korea, Republic of—18.9%
185,000	(1)Daewoo Shipbuilding & Marine Engineering Co. Ltd.	992,114
150,000	(1)Good Morning Securities Co.	664,826
130,000	Honam Petrochem Cp	1,471,214
90,000	Hyundai Motor Co.	1,802,839
92,000	(1)Kookmin Bank	3,555,205
95,000	Korea Electric Power Corp.	1,723,186
8,000	Korea Telecom Corp.	335,016
73,000	(1)Korea Telecom Corp., ADR	1,697,250
19,300	Pacific Corp.	1,429,235
31,500	Pohang Iron and Steel Co. Ltd.	2,658,123
8,570	SK Telecom Co. Ltd.	1,784,290
92,660	SK Telecom Co. Ltd., ADR	2,112,648
24,527	Samsung Electronics Co.	4,216,787
40,000	Samsung SDI Co. Ltd.	1,829,653
90,000	(1)Shinhan Financial Group Co. Ltd.	1,125,000
18,000	Shinsegae Department Store Co.	1,611,199

	Total	29,008,585

Shares		Value

Common Stocks—continued
	Malaysia—2.0%
141,555	(1)Digi Swisscom Berhad	$174,336
250,000	Genting Berhad	644,737
915,000	Malakoff Berhad	780,157
250,000	Malaysian International Shipping Berhad	440,789
60,000	Malaysian Pacific Industries Berhad	205,263
355,000	Tanjong PLC	780,066

	Total	3,025,348

	Mexico—12.0%
110,000	(1)America Movil SA de CV, ADR	1,908,500
270,299	(1)Cemex SA de CV	1,358,066
900,000	(1)Cifra SA de CV	1,930,307
120,000	Coca-Cola Femsa SA, ADR	2,250,000
35,000	(1)Fomento Economico Mexicano, SA de CV, ADR	1,191,400
55,000	(1)Grupo Aeroportuario del Sureste SA de CV, Class B, ADR	701,250
1,000,000	(1)Grupo Elektra SA de CV	541,329
2,000,000	Grupo Financiero BBVA Bancomer, SA de CV	1,538,628
50,000	(1)Grupo Televisa SA, GDR	1,735,000
140,000	Telefonos de Mexico, Class L, ADR	4,691,400
60,000	Tubos de Acero de Mexico SA, ADR	474,600

	Total	18,320,480

	Peru—0.7%
45,000	Cia de Minas Buenaventura SA, Class B	404,862
68,721	Credicorp Ltd.	605,432

	Total	1,010,294

	Philippines—0.4%
380,000	(1)ABS-CBN Broadcasting Corp.	190,183
2,900,000	Ayala Corp.	279,115
22,600	Philippine Long Distance Telephone Co., ADR	178,088

	Total	647,386

	Poland—0.9%
50,000	(1)Bank Polska Kasa Opieki Grupa Pekao SA	964,832
50,000	(1)Telekomunikacja Polska SA, GDR	188,000
70,000	Telekomunikacja Polska SA, GDR	259,700

	Total	1,412,532

(See Notes to Portfolios of Investments)

Wachovia Emerging Markets Fund

Shares		Value

Common Stocks—continued
	Russia—4.9%
50,000	(1)Gazprom, ADR	$473,500
60,000	(1)JSC Mining and Smelting Co. Norilsk Nickel, ADR	805,872
100,000	(1)RAO Unified Energy System, Class S, RDC	1,443,000
260,000	(1)(4)Sun Interbrew Ltd., Class A, GDR, Registered	1,362,400
60,000	(1)Sun Interbrew Ltd., Class B, GDR	309,000
50,000	Surgutneftegaz, ADR	665,750
40,000	(1)Vimpel-Communications , ADR	1,024,000
21,000	(1)YUKOS, ADR	1,347,696

	Total	7,431,218

	Singapore—0.7%
60,000	City Developments Ltd.	157,908
60,000	DBS Group Holdings Ltd.	373,475
45,000	Singapore Airlines Ltd.	230,965
50,000	United Overseas Bank Ltd.	313,959

	Total	1,076,307

	Slovak Republic—0.2%
55,000	(4)Slovakofarma AS, GDR	92,125
195,000	(4)Slovakofarma AS, GDR, Registered	292,500

	Total	384,625

	South Africa—8.3%
500,000	ABSA Group Ltd.	1,684,466
40,000	Anglo American PLC	601,942
25,000	Anglogold Ltd., ADR	422,250
112,313	Bidvest Group Ltd.	519,584
250,000	Billiton PLC	1,200,774
10,000	Impala Platinum Holdings Ltd.	417,476
67,053	Imperial Holdings Ltd.	414,687
200,000	Iscor Ltd.	153,398
200,000	(1)Kumba Resources Ltd.	547,573
500,000	(1)New Africa Capital Ltd.	393,204
1,200,000	(1)Sanlam Ltd.	1,053,203
50,000	Sappi Ltd.	524,272
130,000	Sasol Ltd.	1,072,816
275,000	South African Breweries PLC	1,804,854
650,000	Standard Bank Investment Corp., Ltd.	1,842,718

	Total	12,653,217

Shares		Value

Common Stocks—continued
	Taiwan, Republic of China—7.2%
91,460	(1)Advanced Semiconductor Engineering Inc., ADR	$306,391
318,750	(1)Asustek Computer, Inc.	1,273,333
343,351	(1)ChinaTrust Commercial Bank	174,568
54,000	Compeq Manufacturing Co., Ltd.	69,030
324,625	Delta Electronics, Inc.	440,441
500,000	Far Eastern Textile Ltd.	174,317
416,000	Hon Hai Precision Industry Co. Ltd.	1,752,469
455,000	(1)Macronix International Co., Ltd.	292,141
115,000	President Chain Store Corp.	197,124
300,000	Quanta Computer, Inc.	697,269
981,570	(1)Taiwan Cellular Corp.	1,100,773
1,492,000	(1)Taiwan Semiconductor Manufacturing Co.	3,164,323
1,017,500	(1)United Microelectronics Corp. Ltd.	1,167,671
301,300	(1)Yageo Corp.	179,449

	Total	10,989,299

	Thailand—1.4%
550,000	Advanced Information Service Public Co., Ltd.	573,047
20,000	BEC World Public Co. Ltd.	95,650
140,000	BEC World Public Co. Ltd., Foreign	675,928
1,236,000	(1)Shin Corps. Public Co. Ltd.	492,598
150,000	(1)Shin Satellite Public Co. Ltd.	95,650
300,000	Shinawatra Satellite Public Co., Ltd.	191,300

	Total	2,124,173

	Turkey—1.8%
34,079,842	(1)Anadolu Efes Biracilik ve Malt Sanayii AS	715,607
97,212,497	Haci Omer Sabanci Holding AS	446,050
300,000,000	Hurriyet Gazetecilik ve Matbaacilik AS	709,800
344,250,000	Yapi ve Kredi Bankasi AS	860,969

	Total	2,732,426

	Total Common Stocks (identified cost $134,401,805)	137,576,111

(See Notes to Portfolios of Investments)

Wachovia Emerging Markets Fund

Shares or Principal Amount		Value

Preferred Stocks—3.2%
	Brazil—2.7%
8,000,000	Banco Itau SA, Pfd.	$552,768
60,000,000	Centrais Eletricas Brasileiras SA, Pfd., Series B	733,572
220,000,000	Companhia Paranaense de Energia-Copel, Pfd., Series B	1,328,236
72,081,404	(1)Telemar Norte Leste SA, Pfd., Series A	1,538,655

	Total	4,153,231

	Russia—0.5%
4,000,000	Surgutneftegaz, Pfd.	688,000

	Total Preferred Stocks (identified cost $5,268,091)	4,841,231

Corporate Bond—0.0%
	Brazil—0.0%
$53,500	Companhia Vale Do Rio Doce, Conv. Deb., 12/12/2009 (identified cost $229)	213

Shares or Principal Amount		Value

Registered Investment Companies—4.1%
	India—0.2%
40,100	(1)The Morgan Stanley India Investment Fund, Inc.	$346,865

	South Africa—0.3%
54,279	Southern Africa Fund, Inc.	488,511

	Taiwan, Republic of China—1.1%
428,600	ROC Taiwan Fund	1,615,822

	United States—2.5%
3,860,739	(1)Bank of New York Cash Reserve Fund (at net asset value)	3,860,739

	Total Registered Investment Companies (identified cost $8,167,179)	6,311,937

(3) Repurchase Agreement—4.1%
$6,356,699	Goldman Sachs Group LP, 2.11%, dated 11/30/2001, due 12/3/2001 (at amortized cost)	6,356,699

	Total Investments (identified cost $154,194,003)	$155,086,191

(See Notes to Portfolios of Investments)

Wachovia Personal Equity Fund (Class A Shares)

Growth of $10,000 Invested in Wachovia Personal Equity Fund (Class A Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Personal Equity Fund (Class A Shares) (the “Fund”) from July 30, 1999 (start of performance) to November 30, 2001 compared to the Standard and Poor’s 500 Index (S&P 500).**

AVERAGE ANNUAL TOTAL RETURN*** FOR THE PERIOD ENDED NOVEMBER 30, 2001
1 Year	(25.99)%
Start of Performance (7/30/99) (cumulative)	(24.72)%
Start of Performance (7/30/99)	(11.43)%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550) that was in effect prior to January 31, 2000. As of January 31, 2000, the Fund’s maximum sales charge is 5.75%. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

**
The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

***
Total returns quoted reflect all applicable sales charges and contingent deferred sales charges. Total returns at net asset value (i.e., without adjusting for the applicable sales charge) for the 1-year, start of performance (7/30/99) (cumulative) and start of performance (7/30/99) periods were (21.47)%, (20.13)% and (9.16)%, respectively.

Wachovia Personal Equity Fund (Class B Shares)

Growth of $10,000 Invested in Wachovia Personal Equity Fund (Class B Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Personal Equity Fund (Class B Shares) (the “Fund”) from December 12, 2000 (start of performance) to November 30, 2001 compared to the Standard and Poor’s 500 Index (S&P 500).**

CUMULATIVE TOTAL RETURN*** FOR THE PERIOD ENDED NOVEMBER 30, 2001
Start of Performance (12/12/00) (cumulative)	(30.25)%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*
Represents a hypothetical investment of $10,000 in the Fund. The ending value reflect a 5.00% contingent deferred sales charge on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends an distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

**
The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

***	Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Wachovia Personal Equity Fund (Class C Shares)

Growth of $10,000 Invested in Wachovia Personal Equity Fund (Class C Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Personal Equity Fund (Class C Shares) (the “Fund”) from December 12, 2000 (start of performance) to November 30, 2001 compared to the Standard and Poor’s 500 Index (S&P 500).**

CUMULATIVE TOTAL RETURN*** FOR THE PERIOD ENDED NOVEMBER 30, 2001
Start of Performance (12/12/00) (cumulative)	(27.50)%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900) and the maximum contingent deferred sales charge of 1.00% on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

**
The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

***	Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Wachovia Personal Equity Fund (Class Y Shares)

Growth of $10,000 Invested in Wachovia Personal Equity Fund (Class Y Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Personal Equity Fund (Class Y Shares) (the “Fund”) from July 30, 1999 (start of performance) to November 30, 2001 compared to the Standard and Poor’s 500 Index (S&P 500).**

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2001
1 Year	(21.36)%
Start of Performance (7/30/99) (cumulative)	(19.70)%
Start of Performance (7/30/99)	(8.95)%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*	The Fund’s performance assumes the reinvestment of all dividend and distributions. The S&P 500 has been adjusted to reflect the reinvestment of dividends on securities in the index.
**
The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performances of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

Wachovia Personal Equity Fund
Portfolio of Investments

November 30, 2001

Shares		Value

Common Stocks—95.8%
	Basic Materials—1.9%
146,485	Alcoa, Inc.	$5,654,321

	Capital Goods—11.6%
320,125	General Electric Co.	12,324,813
58,880	(1)Lexmark International Group, Class A	3,042,330
195,965	Tyco International Ltd.	11,522,742
127,890	United Technologies Corp.	7,698,978

	Total	34,588,863

	Communication Services—4.3%
219,580	Sprint Corp.-PCS Group	5,478,521
157,955	Verizon Communications, Inc.	7,423,885

	Total	12,902,406

	Consumer Cyclicals—7.3%
123,835	Centex Corp.	5,596,104
165,675	(1)Linens ’N Things, Inc.	3,976,200
236,910	Lowe’s Cos., Inc.	10,734,392
48,380	Starwood Hotels & Resorts Worldwide, Inc.	1,313,033

	Total	21,619,729

	Consumer Staples—8.9%
63,905	Kimberly-Clark Corp.	3,717,354
295,740	(1)Kroger Co., Inc.	7,488,137
292,815	(1)Liberty Media Corp., Class A	3,850,517
54,285	Philip Morris Cos., Inc.	2,560,623
202,040	(1)Viacom, Inc., Class B	8,819,046

	Total	26,435,677

	Energy—5.2%
307,610	Exxon Mobil Corp.	11,504,614
73,755	Phillips Petroleum Co.	4,102,991

	Total	15,607,605

	Finance—18.4%
175,780	American Express Co.	5,784,920
107,890	American International Group, Inc.	8,890,136
98,680	Bank of New York Co., Inc.	3,872,203
320,785	Citigroup, Inc.	15,365,601
95,215	Freddie Mac	6,300,377
98,145	J.P. Morgan Chase & Co.	3,702,029
56,815	Morgan Stanley, Dean Witter & Co.	3,153,232
43,030	PNC Financial Services Group	2,493,588
Shares or Principal Amount		Value

Common Stocks—continued
	Finance—continued
127,565	Wells Fargo & Co.	$5,459,782

	Total	55,021,868

	Health Care—14.6%
70,785	American Home Products Corp.	4,254,179
152,710	Bristol-Myers Squibb Co.	8,209,690
132,220	Johnson & Johnson	7,701,815
170,670	Medtronic, Inc.	8,069,278
323,885	Pfizer, Inc.	14,027,459
22,360	(1)Tenet Healthcare Corp.	1,341,600

	Total	43,604,021

	Technology—19.3%
241,575	(1)AOL Time Warner, Inc.	8,430,968
292,255	(1)Cisco Systems, Inc.	5,973,692
214,325	(1)EMC Corp.-Mass	3,598,517
190,430	Intel Corp.	6,219,444
42,290	(1)KLA-Tencor Corp.	2,124,227
204,540	(1)Microsoft Corp.	13,133,513
264,935	Nokia Oyj, Class A, ADR	6,096,154
261,325	(1)Sun Microsystems, Inc.	3,721,268
183,480	Texas Instruments, Inc.	5,880,534
58,595	(1)Veritas Software Corp.	2,278,760

	Total	57,457,077

	Utilities—4.3%
106,775	(1)BJ Services Co.	2,974,751
216,860	Duke Energy Corp.	7,839,489
47,445	El Paso Corp.	2,111,302

	Total	12,925,542

	Total Common Stocks (identified cost $207,875,457)	285,817,109

(2) U.S. Treasury Obligation—0.5%
$1,500,000	United States Treasury Bill, 12/20/2001 (identified cost $1,498,322)	1,498,665

(3) Repurchase Agreement—3.9%
11,690,393	Goldman Sachs & Co., 2.11%, dated 11/30/2001, due 12/3/2001 (at amortized cost)	11,690,393

	Total Investments (identified cost $221,064,172)	$299,006,167

(See Notes to Portfolios of Investments)

Wachovia Balanced Fund (Class A Shares)

Growth of $10,000 Invested in Wachovia Balanced Fund (Class A Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Balanced Fund (Class A Shares) (the “Fund”) from May 7, 1993 (start of performance) to November 30, 2001 compared to the Standard and Poor’s 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index (Lehman Aggregate).**

AVERAGE ANNUAL TOTAL RETURN*** FOR THE PERIOD ENDED NOVEMBER 30, 2001
1 Year	(14.93)%
5 Year	6.03%
Start of Performance (5/7/93) (cumulative)	109.69%
Start of Performance (5/7/93)	9.02%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*Represents
a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550) that was in effect prior to Janaury 31, 2000. As of January 31, 2000, the Fund’s maximum sales charge is 5.75%. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 and Lehman Aggregate have been adjusted to reflect reinvestment of dividends on securities in the indices.

**The
S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Lehman Aggregate is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. The S&P 500 and the Lehman Aggregate are not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

***Total
returns quoted reflect all applicable sales charges and contingent deferred sales charges. Total returns at net asset value (i.e., without adjusting for the applicable sales charge) for the 1-year, 5-year, start of performance (5/7/93) (cumulative) and start of performance (5/7/93) periods were (9.71)%, 7.29%, 122.48% and 9.78%, respectively.

Wachovia Balanced Fund (Class B Shares)

Growth of $10,000 Invested in Wachovia Balanced Fund (Class B Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Balanced Fund (Class B Shares) (the “Fund”) from July 23, 1996 (start of performance) to November 30, 2001 compared to the Standard and Poor’s 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index (Lehman Aggregate).**

AVERAGE ANNUAL TOTAL RETURN*** FOR THE PERIOD ENDED NOVEMBER 30, 2001
1 Year	(14.41)%
5 Year	6.25%
Start of Performance (7/23/96) (cumulative)	55.95%
Start of Performance (7/23/96)	8.65%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*
Represents a hypothetical investment of $10,000 in the Fund. The ending value reflects a 2.00% contingent deferred sales charge on any redemption less than six years from the purchase date. The maximum contingent deferred sales charge is 5.00% on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the Lehman Aggregate have been adjusted to reflect the reinvestment of dividends on securities in the indices.

**
The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Lehman Aggregate is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. The S&P 500 and the Lehman Aggregate are not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

***	Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Wachovia Balanced Fund (Class C Shares)

Growth of $10,000 Invested in Wachovia Balanced Fund (Class C Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Balanced Fund (Class C Shares) (the “Fund”) from December 12, 2000 (start of performance) to November 30, 2001 compared to the Standard and Poor’s 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index (Lehman Aggregate).**

CUMULATIVE TOTAL RETURN*** FOR THE PERIOD ENDED NOVEMBER 30, 2001
Start of Performance (12/12/00) (cumulative)	(15.99)%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,990) and the maximum contingent deferred sales charge of 1.00% on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 and Lehman Aggregate have been adjusted to reflect reinvestment of dividends on securities in the indices.

**
The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Lehman Aggregate is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. The S&P 500 and the Lehman Aggregate are not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

***	Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Wachovia Balanced Fund (Class Y Shares)

Growth of $10,000 Invested in Wachovia Balanced Fund (Class Y Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Balanced Fund (Class Y Shares) (the “Fund”) from July 23, 1996 (start of performance) to November 30, 2001 compared to the Standard and Poor’s 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index (Lehman Aggregate).**

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2001
1 Year	(9.54)%
5 Year	7.55%
Start of Performance (7/23/96) (cumulative)	65.04%
Start of Performance (7/23/96)	9.80%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*
The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the Lehman Aggregate have been adjusted to reflect the reinvestment of dividends on securities in the indices.

**
The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Lehman Aggregate is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. The S&P 500 and the Lehman Aggregate are not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

Wachovia Balanced Fund
Portfolio of Investments

November 30, 2001

Shares		Value

Common Stocks—55.3%
	Basic Materials—2.1%
101,576	Alcoa, Inc.	$3,920,834
33,533	Du Pont (E.I.) de Nemours & Co.	1,486,853
62,540	Praxair, Inc.	3,309,617
46,114	(1)Watson Pharmaceuticals, Inc.	1,380,192

	Total	10,097,496

	Capital Goods—5.9%
49,967	Dover Corp.	1,841,784
259,413	General Electric Co.	9,987,400
27,680	(1)Lexmark International, Inc.	1,430,226
21,552	Textron, Inc.	854,537
153,465	Tyco International Ltd.	9,023,742
86,424	United Technologies Corp.	5,202,725

	Total	28,340,414

	Communication Services—2.4%
223,338	(1)Sprint PCS Group	5,572,283
124,827	Verizon Communications, Inc.	5,866,869

	Total	11,439,152

	Consumer Cyclicals—3.3%
76,532	Centex Corp.	3,458,481
132,777	(1)Linens ’N Things, Inc.	3,186,648
175,490	Lowe’s Cos., Inc.	7,951,452
52,476	Starwood Hotels & Resorts Worldwide, Inc.	1,424,199

	Total	16,020,780

	Consumer Staples—5.3%
47,369	Avon Products, Inc.	2,261,396
27,110	Harley Davidson, Inc.	1,425,444
57,686	Kimberly-Clark Corp.	3,355,595
210,069	(1)Liberty Media Corp., Class A	2,762,407
106,047	Philip Morris Cos., Inc.	5,002,237
211,226	(1)The Kroger Co.	5,348,242
114,226	(1)Viacom, Inc., Class B	4,985,965

	Total	25,141,286

	Energy—3.8%
14,748	Anadarko Petroleum Corp.	765,421
144,429	Conoco, Inc., Class A	3,953,022
90,235	ENSCO International, Inc.	1,815,528
42,795	El Paso Energy Corp.	1,904,377
175,548	Exxon Mobil Corp.	6,565,495
50,432	Phillips Petroleum Co.	2,805,532
Shares		Value

Common Stocks—continued
	Energy—continued
16,014	Valero Energy Corp.	$560,490

	Total	18,369,865

	Finance—11.1%
125,191	American Express Co.	4,120,036
86,757	American International Group, Inc.	7,148,777
52,719	Bank of America Corp.	3,235,892
62,912	Bank of New York Co., Inc.	2,468,667
231,836	Citigroup, Inc.	11,104,944
26,952	Franklin Resources, Inc.	963,534
84,368	Freddie Mac	5,582,631
49,717	Honeywell International, Inc.	1,647,621
99,646	J.P. Morgan Chase & Co.	3,758,647
28,083	MBIA Insurance Corp.	1,430,267
62,203	MBNA Corp.	2,005,425
12,228	Marsh & McLennan Cos., Inc.	1,308,029
42,098	Morgan Stanley, Dean Witter & Co.	2,336,439
31,718	PNC Financial Services Group	1,838,058
97,907	Wells Fargo Co.	4,190,420

	Total	53,139,387

	Health Care—7.8%
60,901	American Home Products Corp.	3,660,150
69,247	(1)Amgen, Inc.	4,600,078
55,853	Bristol-Myers Squibb Co.	3,002,657
29,354	(1)Genzyme Corp.	1,603,315
78,691	Johnson & Johnson	4,583,751
90,129	Medtronic, Inc.	4,261,299
53,457	Merck & Co., Inc.	3,621,712
238,992	Pfizer, Inc.	10,350,744
27,354	(1)Tenet Healthcare Corp.	1,641,240

	Total	37,324,946

	Technology—11.6%
220,351	(1)AOL Time Warner, Inc.	7,690,250
24,953	Automatic Data Processing, Inc.	1,383,893
192,428	(1)Cisco Systems, Inc.	3,933,228
158,730	(1)EMC Corp.-Mass	2,665,077
116,331	Intel Corp.	3,799,370
46,514	(1)KLA-Tencor Corp.	2,336,398
67,112	(1)Microchip Technology, Inc.	2,423,414
51,689	(1)Micromuse, Inc.	820,821
159,450	(1)Microsoft Corp.	10,238,284
127,430	(1)Network Appliance, Inc.	1,966,245

(See Notes to Portfolios of Investments)

Wachovia Balanced Fund

Shares or Principal Amount		Value

Common Stocks—continued
	Technology—continued
141,557	(1)Network Associates, Inc.	$3,248,733
147,971	Nokia Oyj, Class A, ADR	3,404,813
86,087	(1)Sun Microsystems, Inc.	1,225,879
74,012	(1)TMP Worldwide, Inc.	3,055,955
127,090	Texas Instruments, Inc.	4,073,235
83,593	(1)Veritas Software Corp.	3,250,932

	Total	55,516,527

	Utilities—2.0%
120,760	(1)BJ Services Co.	3,364,374
89,619	(1)Calpine Corp.	1,932,186
116,793	Duke Energy Corp.	4,222,067

	Total	9,518,627

	Total Common Stocks (identified cost $216,557,487)	264,908,480

Asset-Backed Securities—1.3%
$4,000,000	American Express Credit Account Master Trust 1997-1, Class A, 6.40%, 4/15/2005	4,116,240
2,025,000	Carco Auto Loan Master Trust 1999-4, Class A, 6.43%, 11/15/2004	2,095,037

	Total Asset-Backed Securities (identified cost $6,021,211)	6,211,277

Corporate Bonds—18.5%
	Basic Materials—0.8%
1,500,000	Alcoa, Inc., Bond, 6.00%, 1/15/2012	1,505,640
1,365,000	Du Pont (E.I.) de Nemours & Co., Note, 6.75%, 10/15/2004	1,465,710
750,000	Temple-Inland, Inc., Unsecd. Note, 7.25%, 9/15/2004	778,448

	Total	3,749,798

	Communication Services—1.4%
1,000,000	New England Telephone & Telegraph, Note, 5.875%, 4/15/2009	984,060
3,980,000	New York Telephone Co., Deb., 6.00%, 4/15/2008	4,070,585
1,368,000	Worldcom, Inc., 8.00%, 5/15/2006	1,476,865

	Total	6,531,510

	Consumer Cyclicals—0.8%
3,000,000	Carnival Corp., Unsecd. Note, 7.05%, 5/15/2005	3,020,880
Principal Amount		Value

Corporate Bonds—continued
	Consumer Cyclicals—continued
$697,000	K Mart Corp., Note, 9.375%, 2/1/2006	$644,725

	Total	3,665,605

	Consumer Staples—1.1%
5,145,000	Coca-Cola Enterprises, Inc., Bond, 6.75%, 1/15/2038	5,308,096

	Finance—11.2%
1,100,000	Associates Corp. of North America, Sr. Note, 5.75%, 11/1/2003	1,145,221
750,000	Bank of America Corp., Note, 6.625%, 6/15/2004	800,040
2,642,000	Bank of America Corp., Sub. Note, 7.40%, 1/15/2011	2,876,028
865,000	Bankers Trust Corp., Sub. Note, 7.375%, 5/1/2008	952,564
2,100,000	CS First Boston Mortgage Securities Corp. 2001-CK1, Class A3, 6.38%, 12/18/2010	2,156,950
1,510,000	CS First Boston Mortgage Securities Corp., Class A4, 5.435%, 9/15/2034	1,449,199
500,000	Caterpillar Financial Services Corp., Note, Series F, 6.09%, 3/1/2004	523,895
1,000,000	Citigroup, Inc., Sr. Note, 6.75%, 12/1/2005	1,071,070
1,075,000	Commercial Credit Co., Deb., 8.70%, 6/15/2010	1,276,519
1,000,000	Commercial Credit Co., Note, 6.50%, 8/1/2004	1,057,980
629,500	Deutsche Mortgage and Asset Receiving Corp. 1998-C1, Class D, 7.231%, 6/15/2031	634,237
7,684,462	Deutsche Mortgage and Asset Receiving Corp. 1998-C1, Class X, 1.254%, 2/15/2031	314,394
1,000,000	Distribution Financial Services RV Trust, 6.48%, 10/15/2013	1,044,086
984,000	Ford Motor Credit Co., Note, 7.375%, 10/28/2009	1,008,630
1,000,000	GTE North, Inc., Deb., 5.65%, 11/15/2008	992,480
2,500,000	General Electric Capital Corp., Note, 8.85%, 4/1/2005	2,867,500
1,650,000	General Motors Acceptance Corp., Note, 5.80%, 3/12/2003	1,687,043

(See Notes to Portfolios of Investments)

Wachovia Balanced Fund

Principal Amount		Value

Corporate Bonds—continued
	Finance—continued
$1,085,000	Goldman Sachs Group, Inc., Note, Series MTNB, 7.35%, 10/1/2009	$1,160,180
1,000,000	Goldman Sachs Group, Inc., Sr. Unsub., 6.65%, 5/15/2009	1,026,700
1,500,000	Hartford Life, Inc., Note, 7.10%, 6/15/2007	1,598,055
2,340,000	Household Finance Corp., 6.40%, 6/17/2008	2,407,462
1,000,000	J.P. Morgan Chase & Co., Sub. Note, 6.75%, 2/1/2011	1,044,550
1,000,000	KFW International Finance, Company Guarantee, 8.25%, 11/30/2004	1,113,659
1,500,000	KFW International Finance, Note, 7.00%, 3/1/2013	1,627,110
1,000,000	Key Bank, Sub. Note, 7.00%, 2/1/2011	1,059,790
800,000	Kinder Morgan Energy Partners, LP, Bond, 7.40%, 3/15/2031	832,232
735,000	Landeskreditbank B-W, Sub. Note, 7.875%, 4/15/2004	801,106
500,000	Merrill Lynch & Co., Inc., Note, 7.375%, 5/15/2006	549,630
1,000,000	Morgan Stanley Group, Inc., Note, 7.75%, 6/15/2005	1,096,640
750,000	Morgan Stanley, Dean Witter & Co., Unsecd. Note, (Series I), 7.07%, 2/10/2014	798,780
1,000,000	NationsBank Corp., Sr. Note, 6.375%, 5/15/2005	1,056,170
2,500,000	NationsBank Corp., Sub. Note, 7.25%, 10/15/2025	2,617,075
1,459,520	Rosecliff Realty/General Services Administration, Note, 8.00%, 11/15/2008	1,590,964
1,000,000	Salomon Smith Barney Holdings, Inc., Note, 5.875%, 3/15/2006	1,033,940
1,250,000	Simon DeBartolo Group, Inc., Sr. Note, 6.875%, 10/27/2005	1,287,738
2,380,000	Union Planters Corp., Sub. Note, 6.50%, 3/15/2018	2,398,921
2,500,000	Verizon Global Funding, Note, Series 144A, 7.25%, 12/1/2010	2,713,950
Principal Amount		Value

Corporate Bonds—continued
	Finance—continued
$1,355,000	Wachovia Corp., Sub. Note, 6.30%, 4/15/2028	$1,390,135
1,700,000	Wells Fargo Bank, N.A., Sub. Note, 6.45%, 2/1/2011	1,758,446
1,000,000	Wells Fargo Financial, Inc., Sr. Note, 6.625%, 7/15/2004	1,063,390

	Total	53,884,459

	Industrial Services—1.2%
1,200,000	Petroleum Geo-Services ASA, Note, 7.50%, 3/31/2007	1,146,624
705,000	Petroleum Geo-Services ASA, Sr. Note, 6.625%, 3/30/2008	633,576
4,000,000	Thiokol Corp., Sr. Note, 6.625%, 3/1/2008	4,157,080

	Total	5,937,280

	Technology—0.2%
825,000	Honeywell International, Inc., 6.875%, 10/3/2005	876,381

	Transportation—0.4%
780,000	Norfolk Southern Corp., Bond, 7.25%, 2/15/2031	802,737
1,000,000	United Parcel Service, Deb., 8.375%, 4/1/2020	1,202,470

	Total	2,005,207

	Utilities—1.4%
680,000	GTE California, Inc., Deb., Series G, 5.50%, 1/15/2009	667,420
1,250,000	Georgia Power Co., Note, 6.20%, 2/1/2006	1,295,587
3,060,000	National Fuel Gas Co., Note, 6.303%, 5/27/2008	3,035,826
1,500,000	Ontario Hydro, Sr. Note, 6.10%, 1/30/2008	1,590,780

	Total	6,589,613

	Total Corporate Bonds (identified cost $84,934,926)	88,547,949

Mortgage Backed Securities—15.3%
	Federal Home Loan Bank—0.2%
1,000,000	5.40%, 3/1/2004	1,042,970

(See Notes to Portfolios of Investments)

Wachovia Balanced Fund

Principal Amount		Value

Mortgage Backed Securities—continued
	Federal Home Loan Mortgage Corporation—0.4%
$991,128	6.00%, 8/1/2013	$1,009,087
87,883	6.50%, 12/1/2008	91,013
20,648	6.50%, 2/1/2009	21,351
332,589	6.50%, 3/1/2009	343,917
24,051	6.50%, 4/1/2009	24,870
118,691	6.50%, 6/1/2009	122,733
119,656	6.50%, 7/1/2010	123,731
278,898	7.00%, 2/1/2023	289,094

	Total	2,025,796

	Federal National Mortgage Association—8.9%
403,735	6.00%, 12/1/2010	412,185
752,601	6.00%, 3/1/2011	768,353
3,659,818	6.00%, 12/1/2012	3,726,500
1,131,493	6.00%, 1/1/2013	1,152,108
2,438,174	6.00%, 4/1/2013	2,479,306
1,475,682	6.00%, 7/1/2013	1,500,576
2,197,014	6.00%, 10/1/2031	2,173,660
1,659,793	6.334%, 9/1/2008	1,732,359
1,687,543	6.50%, 7/1/2013	1,737,629
755,087	6.50%, 1/1/2028	765,470
9,690,566	6.50%, 2/1/2029	9,820,807
9,750,000	6.50%, 1/1/2030	9,871,875
479,211	6.54%, 12/1/2007	509,757
1,813,094	6.56%, 12/1/2007	1,930,376
370,259	7.00%, 2/25/2021	371,414
2,369,543	7.06%, 8/1/2006	2,568,744
430,944	7.50%, 4/1/2007	453,638
277,358	7.50%, 9/1/2022	290,791
71,707	8.00%, 6/1/2022	76,644
63,804	8.00%, 1/1/2023	68,197
8,279	8.50%, 8/1/2016	8,899
4,132	8.50%, 6/1/2024	4,371
80,226	8.50%, 7/1/2024	85,440
5,661	8.50%, 10/1/2024	6,029
88,892	8.50%, 12/1/2024	94,669

	Total	42,609,797

	Government National Mortgage Association—5.4%
2,706,703	6.00%, 2/15/2029	2,691,082
3,060,396	6.00%, 2/15/2029	3,038,392
Principal Amount		Value

Mortgage Backed Securities—continued
	Government National Mortgage Association—continued
$5,034,261	6.00%, 3/15/2029	$4,998,064
358,970	6.50%, 10/15/2008	373,214
596,157	6.50%, 12/15/2012	619,252
467,101	6.50%, 2/15/2013	485,196
613,811	6.50%, 2/15/2013	637,590
533,882	6.50%, 2/15/2013	554,564
297,046	6.50%, 3/15/2024	303,634
1,739,419	6.50%, 4/15/2029	1,764,954
1,490,275	6.50%, 4/15/2029	1,512,153
375,736	7.00%, 5/15/2023	389,706
762,890	7.00%, 8/15/2023	791,254
188,185	7.00%, 8/15/2023	195,182
406,646	7.00%, 12/20/2025	419,228
188,430	7.50%, 3/15/2023	197,793
705,139	7.50%, 8/15/2027	736,652
5,000,000	7.50%, 12/15/2099	5,210,900
232,189	8.00%, 10/15/2022	248,004
110,067	8.00%, 6/15/2023	117,564
34,673	9.00%, 3/15/2009	37,555
22,013	9.00%, 11/15/2016	24,049
25,302	9.00%, 11/15/2019	27,548
82,453	9.00%, 12/15/2019	89,770
130,110	9.00%, 1/15/2021	140,843
26,570	9.00%, 4/15/2021	28,761

	Total	25,632,904

	Sovereign—0.4%
2,000,000	Quebec, Province of, Bond, 6.125%, 1/22/2011	2,063,140

	Total Mortgage Backed Securities (identified cost $72,348,475)	73,374,607

U.S. Treasury Obligations—4.8%
	(2)U.S. Treasury Bill—0.7%
3,500,000	12/20/2001	3,496,885

	U.S. Treasury Bonds—4.1%
7,850,000	6.375%, 8/15/2027	8,728,180
9,000,000	7.125%, 2/15/2023	10,753,560

	Total	19,481,740

	Total U.S. Treasury Obligations (identified cost $21,177,920)	22,978,625

(See Notes to Portfolios of Investments)

Wachovia Balanced Fund

Shares		Value

Registered Investment Companies—3.3%
44,000	2002 Target Term Trust, Inc.	$639,760
30,600	Blackrock Advantage Term Trust	339,660
222,900	Blackrock Strategic Term Trust, Inc.	2,162,130
55,900	RCM Strategic Global Government Fund	616,577
1,179,468	Strong High Yield Bond Fund	9,459,332
12,500	TCW/DW Term Trust 2002	132,500
124,800	TCW/DW Term Trust 2003	1,337,856
153,700	Templeton Global Income Fund	1,028,253

	Total Registered Investment Companies (identified cost $16,642,913)	15,716,068

Principal Amount		Value

(3) Repurchase Agreement—5.0%
$23,891,683	Goldman Sachs Group LP, 2.11%, dated 11/30/2001, due 12/3/2001 (at amortized cost)	$23,891,683

	Total Investments (identified cost $441,574,615)	$495,628,689

(See Notes to Portfolios of Investments)

Wachovia Blue Chip Value Fund (Class A Shares)

Growth of $10,000 Invested in Wachovia Blue Chip Value Fund (Class A Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Blue Chip Value Fund (Class A Shares) (the “Fund”) from December 26, 2000 (start of performance) to November 30, 2001 compared to the Standard and Poor’s 500 Index/Barra Value Index (S&P Barra Value).**

CUMULATIVE TOTAL RETURN*** FOR THE YEAR ENDED NOVEMBER 30, 2001
Start of Performance (12/26/00) (cumulative)	(17.20)%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.75% ($10,000 investment minus $575 sales charge = $9,425). The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P Barra Value has been adjusted to reflect the reinvestment of dividends on securities in the index.

**
The S&P Barra Value is an unmanaged broad based index. The S&P Barra Value is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

***
Total returns quoted reflect all applicable sales charges and contingent deferred sales charges. Total returns at net asset value (i.e. without adjusting for applicable sales charge) for the start of performance (12/26/00) (cumulative) period was (12.15)%, respectively.

WACHOVIA BLUE CHIP VALUE FUND (CLASS B SHARES)

Growth of $10,000 Invested in Wachovia Blue Chip Value Fund (Class B Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Blue Chip Value Fund (Class B Shares) (the “Fund”) from December 26, 2000 (start of performance) to November 30, 2001 compared to the Standard and Poor’s 500 Index/Barra Value Index (S&P Barra Value).**

CUMULATIVE TOTAL RETURN*** FOR THE YEAR ENDED NOVEMBER 30, 2001
Start of Performance (12/26/00) (cumulative)	(17.06)%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*
Represents a hypothetical investment of $10,000 in the Fund. The ending value reflects a 5.00% contingent deferred sales charge on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P Barra Value has been adjusted to reflect the reinvestment of dividends on securities in the index.

**
The S&P Barra Value is an unmanaged broad based index. The S&P Barra Value is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

***Total	returns quoted reflect all applicable sales charges and contingent deferred sales charges.

WACHOVIA BLUE CHIP VALUE FUND (CLASS C SHARES)

Growth of $10,000 Invested in Wachovia Blue Chip Value Fund (Class C Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Blue Chip Value Fund (Class C Shares) (the “Fund”) from December 26, 2000 (start of performance) to November 30, 2001 compared to the Standard and Poor’s 500 Index/Barra Value Index (S&P Barra Value).**

CUMULATIVE TOTAL RETURN*** FOR THE YEAR ENDED NOVEMBER 30, 2001
Start of Performance (12/26/00) (cumulative)	(14.23)%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900) and the maximum contingent deferred sales charge of 1.00% on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P Barra Value has been adjusted to reflect the reinvestment of dividends on securities in the index.

**
The S&P Barra Value is an unmanaged broad based index. The S&P Barra Value is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

***Total	returns quoted reflect all applicable sales charges and contingent deferred sales charges.

WACHOVIA BLUE CHIP VALUE FUND (CLASS Y SHARES)

Growth of $10,000 Invested in Wachovia Blue Chip Value Fund (Class Y Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Blue Chip Value Fund (Class Y Shares) (the “Fund”) from December 26, 2000 (start of performance) to November 30, 2001 compared to the Standard and Poor’s 500 Index/Barra Value Index (S&P Barra Value).**

CUMULATIVE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2001
Start of Performance (12/26/00) (cumulative)	(11.81)%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*	The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P Barra Value has been adjusted to reflect the reinvestment of dividends on securities in the index.
**
The S&P Barra Value is an unmanaged broad based index. The S&P Barra Value is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

Wachovia Blue Chip Value Fund
Portfolio of Investments

November 30, 2001

Shares		Value

Common Stocks—95.9%
	Basic Materials—4.0%
598	Alcoa, Inc.	$23,083
426	International Paper Co.	17,019
515	Praxair, Inc.	27,254
384	(1)Watson Pharmaceuticals, Inc.	11,493

	Total	78,849

	Capital Goods—8.8%
639	(1)Lexmark International, Inc.	33,017
247	Textron, Inc.	9,794
1,516	Tyco International Ltd.	89,141
654	United Technologies Corp.	39,371

	Total	171,323

	Communication Services—5.6%
1,411	(1) MCI Worldcom, Inc.	20,516
1,032	SBC Communications, Inc.	38,576
1,051	Verizon Communications, Inc.	49,397

	Total	108,489

	Consumer Cyclicals—16.1%
732	Centex Corp.	33,079
1,986	Dillards, Inc., Class A	32,868
1,617	Ford Motor Co.	30,626
1,349	KB HOME	45,353
2,152	(1)Linens ’N Things, Inc.	51,648
920	Lowe’s Cos., Inc.	41,685
1,000	Maytag Corp.	28,930
612	Starwood Hotels & Resorts Worldwide, Inc.	16,610
917	(1)Zale Corp.	32,554

	Total	313,353

	Consumer Staples—11.5%
1,255	(1)Brinker International, Inc.	35,140
1,348	(1)Comcast Corp., Class A	51,224
426	Kimberly-Clark Corp.	24,780
2,148	Kroger Co., Inc.	54,387
991	Philip Morris Cos., Inc.	46,745
303	(1)Viacom, Inc., Class B	13,226

	Total	225,502

	Energy—5.9%
391	Apache Corp.	17,982
1,306	Conoco, Inc., Class A	35,745
Shares		Value

Common Stocks—continued
	Energy—continued
699	ENSCO International, Inc.	$14,064
921	Exxon Mobil Corp.	34,445
438	Transocean Sedco Forex, Inc.	12,395

	Total	114,631

	Finance—21.7%
948	American Express Co.	31,199
303	Bank of America Corp.	18,598
219	Bank of New York Co., Inc.	8,594
1,812	Citigroup, Inc.	86,795
779	Freddie Mac	51,546
341	Honeywell International, Inc.	11,301
854	J.P. Morgan Chase & Co.	32,213
304	MBIA, Inc.	15,483
1,471	MBNA Corp.	47,425
845	Morgan Stanley, Dean Witter & Co.	46,898
411	PNC Financial Services Group	23,817
1,159	Wells Fargo Co.	49,605

	Total	423,474

	Health Care—8.0%
343	Bristol-Myers Squibb Co.	18,440
340	Johnson & Johnson	19,805
742	Pfizer, Inc.	32,135
879	Pharmacia Corp.	39,028
767	(1)Tenet Healthcare Corp.	46,020

	Total	155,428

	Technology—5.6%
733	(1)Celestica, Inc.	30,999
1,297	Compaq Computer Corp.	13,165
1,005	(1)Comverse Technology, Inc.	21,497
511	Electronic Data Systems Corp.	35,371
570	(1)Solectron Corp.	8,379

	Total	109,411

	Transportation—1.6%
1,078	Burlington Northern Santa Fe Corp.	31,596

	Utilities—7.1%
845	(1)BJ Services Co.	23,542
1,633	Duke Energy Corp.	59,033
446	El Paso Corp.	19,846
575	Tidewater, Inc.	16,388

(See Notes to Portfolios of Investments)

Wachovia Blue Chip Value Fund

Shares		Value

Common Stocks—continued
	Utilities—continued
575	Valero Energy Corp.	$20,125

	Total	138,934

	Total Common Stocks (identified cost $1,929,759)	1,870,990

Registered Investment Company—1.2%
413	iShares S&P 500/BARRA Value (identified cost $20,823)	22,517

Principal Amount		Value

(3) Repurchase Agreement—4.9%
$96,302	Goldman Sachs Group, LP, 2.11%, dated 11/30/2001, due 12/3/2001 (at amortized cost)	$96,302

	Total Investments (identified cost $2,046,884)	$1,989,809

(See Notes to Portfolios of Investments)

Wachovia New Horizons Fund (Class A Shares)

Growth of $10,000 Invested in Wachovia New Horizons Fund (Class A Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Wachovia New Horizons Fund (Class A Shares) (the “Fund”) from December 22, 2000 (start of performance) to November 30, 2001 compared to the Standard and Poor’s 500 / Barra Growth Index (S&P Barra Growth).**

CUMULATIVE TOTAL RETURN*** FOR THE PERIOD ENDED NOVEMBER 30, 2001
Start of Performance (12/22/00) (cumulative)	(40.15)%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate, so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.75% ($10,000 investment minus $575 sales charge = $9,425). The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P Barra Growth has been adjusted to reflect reinvestment of dividends on securities in the index.

**
The S&P Barra Growth is an unmanaged broad based index. The S&P Barra Growth is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged.

***
Total return quoted reflects all applicable sales charges and contingent deferred sales charges. Total returns at net asset value (i.e., without adjusting for the applicable sales charge) for the start of performance (12/22/2000) (cumulative) period was (36.50)%, respectively.

Wachovia New Horizons Fund (Class B Shares)

Growth of $10,000 Invested in Wachovia New Horizons Fund (Class B Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Wachovia New Horizons Fund (Class B Shares) (the “Fund”) from December 26, 2000 (start of performance) to November 30, 2001 compared to the Standard and Poor’s 500 / Barra Growth Index (S&P Barra Growth).**

CUMULATIVE TOTAL RETURN*** FOR THE YEAR ENDED NOVEMBER 30, 2001
Start of Performance (12/26/00) (cumulative)	(40.05)%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate, so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*
Represents a hypothetical investment of $10,000 in the Fund. The ending value reflects a 5.00% contingent deferred sales charge on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P Barra Growth has been adjusted to reflect reinvestment of dividends on securities in the index.

**
The S&P Barra Growth is an unmanaged broad based index. The S&P Barra Growth is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged.

***	Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Wachovia New Horizons Fund (Class C Shares)

Growth of $10,000 Invested in Wachovia New Horizons Fund (Class C Shares)

The graph above illustrates the hypothetical investment of $10,000* in the Wachovia New Horizons Fund (Class C Shares) (the “Fund”) from December 26, 2000 (start of performance) to November 30, 2001 compared to the Standard and Poor’s 500 Index / Barra Growth Index (S&P Barra Growth).**

CUMULATIVE TOTAL RETURN*** FOR THE YEAR ENDED NOVEMBER 30, 2001
Start of Performance (12/26/00) (cumulative)	(38.15)%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900) and the maximum contingent deferred Sales charge of 1.00% on any redemption less than one year from purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 Barra Growth has been adjusted to reflect the reinvestment of dividends on securities in the index.

**
The S&P Barra Growth is an unmanaged broad based index. The S&P Barra Growth is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

***Total	returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Wachovia New Horizons Fund (Class Y Shares)

Growth of $10,000 Invested in Wachovia New Horizons Fund (Class Y Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Wachovia New Horizons Fund (Class Y Shares) (the “Fund”) from December 26, 2000 (start of performance) to November 30, 2001 compared to the Standard and Poor’s 500 / Barra Growth Index (S&P 500 Barra Growth).**

CUMULATIVE TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2001
Start of Performance (12/26/00) (cumulative)	(36.40)%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate, so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*	The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P Barra Growth has been adjusted to reflect the reinvestment of dividends on securities in the index.
**
The S&P Barra Growth is an unmanaged broad based index. The S&P Barra Growth is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged.

Wachovia New Horizons Fund
Portfolio of Investments

November 30, 2001

Shares		Value

Common Stocks—96.0%
	Capital Goods—7.9%
1,125	General Electric Co.	$43,312
418	(1)Lexmark International Group, Class A	21,598
707	Tyco International Ltd.	41,572

	Total	106,482

	Communication Services—7.2%
1,391	(1)Gemstar-TV Guide International, Inc.	38,572
229	(1)Qualcomm, Inc.	13,447
1,767	(1)Sprint Corp. PCS Group	44,087

	Total	96,106

	Consumer Staples—7.0%
730	(1)Comcast Corp., Class A	27,740
3,283	Liberty Media Corp., Class A	43,171
512	(1)Viacom, Inc., Class B	22,349

	Total	93,260

	Finance—5.0%
423	American Express Co.	13,921
689	Citigroup, Inc.	33,003
375	Morgan Stanley, Dean Witter & Co.	20,813

	Total	67,737

	Health Care—32.5%
406	Allergan, Inc.	30,649
736	American Home Products Corp.	44,234
703	(1)Amgen, Inc.	46,700
655	Cardinal Health, Inc.	44,750
894	(1)Elan Corp. PLC, ADR	39,533
452	(1)Enzon, Inc.	26,492
474	(1)Genzyme Corp.	25,890
390	Ivax Corp.	8,034
750	Johnson & Johnson	43,687
1,362	Medtronic, Inc.	64,395
1,408	Pfizer, Inc.	60,980

	Total	435,344

Shares or Principal Amount		Value

Common Stocks—continued
	Technology—34.5%
1,386	(1)AOL Time Warner, Inc.	$48,371
280	Automatic Data Processing, Inc.	15,529
666	(1)Celestica, Inc.	28,165
2,245	(1)Cisco Systems, Inc.	45,888
1,474	(1)EMC Corp. Mass	24,748
1,148	Intel Corp.	37,494
376	(1)KLA-Tencor Corp.	18,886
574	(1)Microchip Technology, Inc.	20,727
709	(1)Micromuse, Inc.	11,259
931	(1)Microsoft Corp.	59,780
946	(1)Network Appliance, Inc.	14,597
1,149	Network Associates, Inc.	26,370
1,032	Nokia Oyj, Class A, ADR	23,746
2,005	(1)Sun Microsystems, Inc.	28,551
893	Texas Instruments, Inc.	28,621
762	(1)Veritas Software Corp.	29,634

	Total	462,366

	Utilities—1.9%
587	(1)Calpine Corp.	12,656
429	Dynegy, Inc.	13,020

	Total	25,676

	Total Common Stocks (identified cost $1,463,916)	1,286,971

Registered Investment Company—3.5%
795	iShares S&P 500/BARRA Growth Fund (identified cost $46,068)	47,127

(3) Repurchase Agreement—2.7%
$36,859	Goldman Sachs & Co., 2.11%, dated 11/30/2001, due 12/3/2001 (at amortized cost)	36,859

	Total Investments (identified cost $1,546,843)	$1,370,957

(See Notes to Portfolios of Investments)

Wachovia International Equity Fund (Class A Shares)

Growth of $10,000 Invested in Wachovia International Equity Fund (Class A Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Wachovia International Equity Fund (Class A Shares) (the “Fund”) from March 2, 2001 (start of performance) to November 30, 2001 compared to the Morgan Stanley Capital International Europe Australasia Far East Index (MSCI-EAFE ).**

CUMULATIVE TOTAL RETURN*** FOR THE PERIOD ENDED NOVEMBER 30, 2001
Start of Performance (3/2/01) (cumulative)	(17.53)%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.75% ($10,000 investment minus $575 sales charge = $9,425). The Fund’s performance assumes the reinvestment of all dividends and distributions. The MSCI-EAFE has been adjusted to reflect the reinvestment of dividends on securities in the index.

**
The MSCI-EAFE is an unmanaged market capitalization-weighted index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change into regional MSCI indices. EAFE performance data is calculated in U.S. dollars and in local currency. Investments cannot be made in an index.

***
Total returns quoted reflect all applicable sales charges and contingent deferred sales charges. Total return at net asset value (i.e. without adjusting for the applicable sales charge) for the start of performance (3/2/01) (cumulative) period was (12.50)%, respectively.

Wachovia International Equity Fund (Class B Shares)

Growth of $10,000 Invested in Wachovia International Equity Fund (Class B Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Wachovia International Equity Fund (Class B Shares) (the “Fund”) from March 2, 2001 (start of performance) to November 30, 2001 compared to the Morgan Stanley Capital International Europe Australasia Far East Index (MSCI-EAFE).**

CUMULATIVE TOTAL RETURN*** FOR THE PERIOD ENDED NOVEMBER 30, 2001
Start of Performance (3/2/01) (cumulative)	(16.87)%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*
Represents a hypothetical investment of $10,000 in the Fund. The ending value reflects the maximum contingent deferred sales charge of 5.00% on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The MSCI-EAFE has been adjusted to reflect the reinvestment of dividends on securities in the index.

**
The MSCI-EAFE is an unmanaged market capitalization-weighted index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change into regional MSCI indices. EAFE performance data is calculated in U.S. dollars and in local currency. Investments cannot be made in an index.

***	Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Wachovia International Equity Fund (Class C Shares)

Growth of $10,000 Invested in Wachovia International Equity Fund (Class C Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Wachovia International Equity Fund (Class C Shares) (the “Fund”) from March 2, 2001 (start of performance) to November 30, 2001 compared to the Morgan Stanley Capital International Europe Australasia Far East Index (MSCI-EAFE ).**

CUMULATIVE TOTAL RETURN*** FOR THE PERIOD ENDED NOVEMBER 30, 2001
Start of Performance (3/2/01) (cumulative)	(14.62)%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900) and the maximum contingent deferred sales charge of 1.00% on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The MSCI-EAFE has been adjusted to reflect the reinvestment of dividends on securities in the index.

**
The MSCI-EAFE is an unmanaged market capitalization-weighted index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change into regional MSCI indices. EAFE performance data is calculated in U.S. dollars and in local currency. Investments cannot be made in an index.

***	Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Wachovia International Equity Fund (Class Y Shares)

Growth of $10,000 Invested in Wachovia International Equity Fund (Class Y Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Wachovia International Equity Fund (Class Y Shares) (the “Fund”) from March 2, 2001 (start of performance) to November 30, 2001 compared to the Morgan Stanley Capital International Europe Australasia Far East Index (MSCI-EAFE ).**

CUMULATIVE TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2001
Start of Performance (3/2/01) (cumulative)	(12.30)%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*	The Fund’s performance assumes the reinvestment of all dividends and distributions. The MSCI-EAFE has been adjusted to reflect the reinvestment of dividends on securities in the index.
**
The MSCI-EAFE is an unmanaged market capitalization-weighted index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change into regional MSCI indices. EAFE performance data is calculated in U.S. dollars and in local currency. Investments cannot be made in an index.

Wachovia International Equity Fund
Portfolio of Investments

November 30, 2001

Shares		Value

Common Stocks—98.1%
	Finland—3.7%
16,908	Nokia Oyj, Class A, ADR	$389,053

	France—16.2%
16,660	AXA, ADR	356,857
11,945	(1)Business Objects SA, ADR	401,352
3,727	Dassault Systemes SA, ADR	179,791
11,135	L’Air Liquide, SA, ADR	316,058
12,778	STMicroelectronics NV	429,980

	Total	1,684,038

	Germany, Federal Republic Of—8.4%
21,308	Fresenius Medical Care AG, ADR	458,335
13,275	SAP AG (Systeme, Anwendungen, Produkte in der Datevnerarbeitung), ADR	411,923

	Total	870,258

	Hong Kong—4.8%
13,999	(1)China Mobile (Hong Kong) Ltd., ADR	247,222
22,700	Johnson Electric Holdings Ltd., ADR	251,970

	Total	499,192

	Ireland—3.7%
8,636	(1)Elan Corp., PLC, ADR	381,884

	Israel—4.5%
7,922	Teva Pharmaceutical Industries Ltd., ADR	463,437

	Italy—3.1%
21,738	Luxottica Group SpA, ADR	327,157

	Japan—10.0%
8,540	Canon, Inc., ADR	289,506
4,430	NTT DoCoMo, Inc., ADR	289,658
15,900	Olympus Optical Co., Ltd., ADR	216,240
5,032	ORIX Corp., ADR	240,781

	Total	1,036,185

Shares or Principal Amount		Value

Common Stocks—continued
	Korea, Republic of—2.5%
11,160	Korea Telecom Corp., ADR	$259,470

	Netherlands—20.4%
14,670	AEGON NV, ADR	390,222
9,129	Akzo Nobel NV, ADR	410,166
12,928	ING Groep NV, ADR	336,257
17,065	Koninklijke Ahold NV, ADR	499,663
24,144	TPG NV, RDC	490,848

	Total	2,127,156

	Switzerland—6.4%
29,345	Adecco SA, ADR	378,257
13,805	(1)Serono SA, ADR	291,424

	Total	669,681

	United Kingdom—14.4%
15,500	(1)Celltech Group PLC, ADR	395,252
5,500	Smith & Nephew PLC, ADR	292,875
15,604	Vodafone Group PLC, ADR	395,405
8,462	WPP Group PLC, ADR	417,007

	Total	1,500,539

	Total Common Stocks (identified cost $10,386,189)	10,208,050

(3) Repurchase Agreement—9.9%
$1,027,913	Goldman Sachs Group, LP, 2.11%, dated 11/30/2001, due 12/3/2001 (at amortized cost)	1,027,913

	Total Investments (identified cost $11,414,102)	$11,235,963

(See Notes to Portfolios of Investments)

Wachovia Fixed Income Fund (Class A Shares)

Growth of $10,000 Invested in Wachovia Fixed Income Fund (Class A Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Fixed Income Fund (Class A Shares) (the “Fund”) from May 7, 1993 (start of performance) to November 30, 2001 compared to the Lehman Brothers Aggregate Bond Index (Lehman Aggregate).**

AVERAGE ANNUAL TOTAL RETURN*** FOR THE PERIOD ENDED NOVEMBER 30, 2001
1 Year	5.56%
5 Year	5.48%
Start of Performance (5/7/93) (cumulative)	59.14%
Start of Performance (5/7/93)	5.57%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund’s performance assumes the reinvestment of all dividends and distributions. The Lehman Aggregate has been adjusted to reflect reinvestment of dividends on securities in the index.

**
The Lehman Aggregate is an unmanaged index composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. The Lehman Aggregate is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

***
Total returns quoted reflect all applicable sales charges and contingent deferred sales charges. Total Returns at net asset value (i.e., without adjusting for the applicable sales charge) for the 1-year, 5-year, start of performance (5/7/93) (cumulative) and start of performance (5/7/93) periods were 10.57%, 6.45%, 66.62%, and 6.14%, respectively.

Wachovia Fixed Income Fund (Class B Shares)

Growth of $10,000 Invested in Wachovia Fixed Income Fund (Class B Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Fixed Income Fund (Class B Shares) (the “Fund”) from July 23, 1996 (start of performance) to November 30, 2001 compared to the Lehman Brothers Aggregate Bond Index (Lehman Aggregate).**

AVERAGE ANNUAL TOTAL RETURN*** FOR THE PERIOD ENDED NOVEMBER 30, 2001
1 Year	4.75%
5 Year	5.33%
Start of Performance (7/23/96) (cumulative)	38.35%
Start of Performance (7/23/96)	6.24%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*
Represents a hypothetical investment of $10,000 in the Fund. The ending value reflects a 1.00% contingent deferred sales charge on any redemption less than six years from the purchase date. The maximum contingent deferred sales charge is 5.00% on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The Lehman Aggregate has been adjusted to reflect the reinvestment of dividends on securities in the index.

**
The Lehman Aggregate is an unmanaged index composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. The Lehman Aggregate is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

***	Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Wachovia Fixed Income Fund (Class C Shares)

Growth of $10,000 Invested in Wachovia Fixed Income Fund (Class C Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Fixed Income Fund (Class C Shares) (the “Fund”) from December 12, 2000 (start of performance) to November 30, 2001 compared to the Lehman Brothers Aggregate Bond Index (Lehman Aggregate).**

CUMULATIVE TOTAL RETURN*** FOR THE PERIOD ENDED NOVEMBER 30, 2001
Start of Performance (12/12/00) (cumulative)	7.15%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900) and the maximum contingent deferred sales charge of 1.00% on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The Lehman Aggregate has been adjusted to reflect the reinvestment of dividends on securities in the index.

**
The Lehman Aggregate is an unmanaged index measuring both the capital price changes and income provided by the underlying universe of securities, comprised of U.S. Treasury obligations, U.S. agency obligations, foreign obligations, U.S. investment-grade corporate debt and mortgage-backed obligations. The Lehman Aggregate is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

***	Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Wachovia Fixed Income Fund (Class Y Shares)

Growth of $10,000 Invested in Wachovia Fixed Income Fund (Class Y Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Fixed Income Fund (Class Y Shares) (the “Fund”) from July 23, 1996 (start of performance) to November 30, 2001 compared to the Lehman Brothers Aggregate Bond Index (Lehman Aggregate).**

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2001
1 Year	10.84%
5 Year	6.71%
Start of Performance (7/23/96) (cumulative)	46.84%
Start of Performance (7/23/96)	7.43%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*	The Fund’s performance assumes the reinvestment of all dividends and distributions. The Lehman Aggregate has been adjusted to reflect the reinvestment of dividends on the securities in the index.
**
The Lehman Aggregate is an unmanaged index composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. The Lehman Aggregate is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

Wachovia Fixed Income Fund
Portfolio of Investments

November 30, 2001

Principal Amount		Value

Asset-Backed Securities—4.8%
	Finance—4.8%
$6,575,000	American Express Credit Account Master Trust 1997-1, Class A, 6.40%, 4/15/2005	$6,766,069
8,020,000	Carco Auto Loan Master Trust 1999-4, Class A, 6.43%, 11/15/2004	8,297,382
5,000,000	Distribution Financial Services RV Trust, 6.48%, 10/15/2013	5,220,428
3,250,000	Distribution Financial Services Trust 1999-1, Class A5, 5.97%, 8/15/2013	3,346,533
8,023,790	Falcon Asset Securitization Corp., Class 144, 6/5/2022	1,384,024
2,400,000	MBNA Master Credit Card Trust 2000-L, Class A, 6.50%, 4/15/2010	2,545,488
640,000	PP&L Transition Bond Co. LLC, Class A7, 7.05%, 6/25/2009	698,564
1,885,000	Providian Master Trust 2000-1, Class A, 7.49%, 8/17/2009	1,947,562

	Total Asset-Backed Securities (identified cost $29,126,730)	30,206,050

Collateralized Mortgage Obligations—5.4%
	Finance—5.4%
4,880,000	CS First Boston Mortgage Securities Corp. 2001-CK1, Class A3, 6.38%, 12/18/2010	5,012,341
2,000,000	Commercial Mortgage Asset Trust 1999-C1, Class C, 7.35%, 8/17/2013	2,109,736
2,000,000	Criimi Mae CMBS Corp. 1998-1, Class A2, 6.009%, 2/20/2005	2,048,604
2,825,000	Deutsche Mortgage and Asset Receiving Corp. 1998-C1, Class D, 7.231%, 6/15/2031	2,846,259
32,635,245	Deutsche Mortgage and Asset Receiving Corp. 1998-C1, Class X, 2/15/2031	1,335,203
598,505	FSA Finance, Inc., Class A, 7.42%, 6/1/2007	610,216
3,600,000	First Union National Bank 2000-C1 A2, Class A2, 7.841%, 3/15/2010	4,012,732
Principal Amount		Value

Collateralized Mortgage Obligations—continued
	Finance—continued
$1,963,782	GMAC Commercial Mortgage Securities, Inc. 1997-C2, Class A1, 6.451%, 4/16/2029	$2,029,922
5,000,000	LB Commercial Conduit Mortgage Trust 1998-C1, Class A3, 6.48%, 1/18/2008	5,221,057
1,000,000	Merrill Lynch Mortgage Investors, Inc., Class A2, 6.48%, 11/15/2026	1,025,432
5,000,000	Merrill Lynch Mortgage Investors, Inc., Class A3, 6.72%, 11/15/2026	5,018,934
2,000,000	Nomura Asset Securities Corp. 1998-D6, Class A3, 7.24%, 3/17/2028	2,093,924
11,420,148	Nomura Asset Securities Corp. 1998-D6, Class ACS, 3/17/2028	93,512

	Total Collateralized Mortgage Obligations (identified cost $32,008,664)	33,457,872

Corporate Bonds—30.1%
	Basic Materials—1.1%
4,905,000	Du Pont (E.I.) de Nemours & Co., Note, 6.875%, 10/15/2009	5,357,781
1,000,000	Du Pont (E.I.) de Nemours & Co., Unsecd. Note, Series G, 6.47%, 9/26/2002	1,031,200
750,000	Temple-Inland, Inc., Unsecd. Note, 7.25%, 9/15/2004	778,448

	Total	7,167,429

	Capital Goods—1.0%
5,670,000	Ingersoll-Rand Co., Note, 6.13%, 11/18/2027	5,906,893

	Communication Services—1.0%
3,000,000	AT&T Corp., Global Bond, 6.50%, 3/15/2029	2,569,050
2,000,000	GTE Corp., Deb., 6.36%, 4/15/2006	2,101,900
1,548,000	Worldcom, Inc., Note, 8.00%, 5/15/2006	1,671,190

	Total	6,342,140

(See Notes to Portfolios of Investments)

Wachovia Fixed Income Fund

Principal Amount		Value

Corporate Bonds—continued
	Consumer Cyclicals—0.4%
$500,000	General Motors Corp., Unsecd. Note, 7.10%, 3/15/2006	$527,990
2,019,000	K Mart Corp., Note, 9.375%, 2/1/2006	1,867,575

	Total	2,395,565

	Consumer Staples—1.7%
2,000,000	Avon Products, Inc., 6.90%, 11/15/2004	2,111,560
3,000,000	Kraft Foods, Inc., Note, 4.625%, 11/1/2006	2,955,840
2,000,000	McDonald’s Corp., Sr. Note, 6.00%, 6/23/2012	2,042,000
3,000,000	Time Warner, Inc., Deb., 9.15%, 2/1/2023	3,633,390

	Total	10,742,790

	Finance—21.2%
1,340,000	BB&T Corp., Sub. Note, 7.25%, 6/15/2007	1,449,518
3,000,000	Bank One Corp., 7.75%, 7/15/2025	3,273,630
2,600,000	Bank One Corp., Note, 6.50%, 2/1/2006	2,735,330
1,250,000	Bank of America Corp., Note, 6.625%, 6/15/2004	1,333,400
1,000,000	Bank of America Corp., Sub. Note, 6.625%, 8/1/2007	1,058,490
5,948,000	Bank of America Corp., Sub. Note, 7.40%, 1/15/2011	6,474,874
5,000,000	BankUnited Financial Corp., Note, 5.40%, 2/2/2004	5,178,100
1,220,000	Bankers Trust Corp., Sub. Note, 7.25%, 10/15/2011	1,330,471
1,880,000	Bankers Trust Corp., Sub. Note, 7.375%, 5/1/2008	2,070,312
2,050,000	Bear Stearns Cos., Inc., Sr. Note, 6.15%, 3/2/2004	2,128,023
1,000,000	Caterpillar Financial Services Corp., Note, Series F, 6.09%, 3/1/2004	1,047,790
2,000,000	Citigroup, Inc., Sr. Note, 6.75%, 12/1/2005	2,142,140
2,500,000	Commercial Credit Co., Unsecd. Note, 7.375%, 4/15/2005	2,703,700
500,000	First Colony Corp., Sr. Note, 6.625%, 8/1/2003	526,410
3,600,000	First Union Corp., Note, 6.625%, 6/15/2004	3,822,660
Principal Amount		Value

Corporate Bonds—continued
	Finance—continued
$1,640,000	First Union Corp., Sub. Note, 6.30%, 4/15/2028	$1,682,525
755,000	First Union Corp., Sub. Note, 6.824%, 8/1/2026	819,258
2,745,000	First Union National Bank, Charlotte, N.C., 6.50%, 12/1/2028	2,614,228
2,853,000	Ford Motor Credit Co., Note, 7.375%, 10/28/2009	2,924,411
2,445,000	GTE North, Inc., Deb., 5.65%, 11/15/2008	2,426,614
2,500,000	General Electric Capital Corp., Note, 8.85%, 4/1/2005	2,867,500
800,000	General Motors Acceptance Corp., Note, 5.80%, 3/12/2003	817,960
2,000,000	General Motors Acceptance Corp., Unsecd. Note, 6.85%, 6/17/2004	2,091,820
3,115,000	Goldman Sachs Group, Inc., Note, Series MTNB, 7.35%, 10/1/2009	3,330,838
2,000,000	Hartford Financial Services Group, Inc., Sr. Note, 7.75%, 6/15/2005	2,162,280
2,000,000	Hartford Life, Inc., Note, 7.10%, 6/15/2007	2,130,740
2,000,000	Inter-American Development Bank, Deb., 8.875%, 6/1/2009	2,437,780
2,145,000	International Lease Finance Corp., Note, 4.75%, 6/2/2003	2,177,926
3,000,000	J.P. Morgan Chase & Co., Sub. Note, 6.75%, 2/1/2011	3,133,650
1,000,000	Key Bank, Sub. Note, 7.00%, 2/1/2011	1,059,790
2,330,000	Kinder Morgan Energy Partners, LP, Bond, 7.40%, 3/15/2031	2,423,876
7,000,000	Lehman Brothers Holdings, Inc., Sr. Note, 7.875%, 11/1/2009	7,721,560
1,000,000	Lehman Brothers Holdings, Inc., Sr. Note, 8.75%, 3/15/2005	1,124,290
500,000	Merrill Lynch & Co., Inc., Note, 6.375%, 10/15/2008	520,705
2,000,000	Merrill Lynch & Co., Inc., Sr. Unsub., 6.00%, 2/17/2009	2,007,200
1,100,000	Metropolitan Life Insurance Co., 7.00%, 11/1/2005	1,173,117
2,090,000	Morgan Stanley Group, Inc., Note, 6.875%, 3/1/2007	2,254,525
1,500,000	Morgan Stanley, Dean Witter & Co., Unsecd. Note, Series I, 7.07%, 2/10/2014	1,597,560

(See Notes to Portfolios of Investments)

Wachovia Fixed Income Fund

Principal Amount		Value

Corporate Bonds—continued
	Finance—continued
$2,000,000	National City Corp., Sub. Note, 5.75%, 2/1/2009	$1,965,840
2,075,000	National City Corp., Sub. Note, 6.875%, 5/15/2019	2,075,726
500,000	National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.00%, 10/1/2002	509,625
5,000,000	Newcourt Credit Group, Inc., Company Guarantee, 6.875%, 2/16/2005	5,228,000
4,000,000	Quebec, Province of, Bond, 6.125%, 1/22/2011	4,126,280
3,925,857	Rosecliff Realty/General Services Administration, Note, 8.00%, 11/15/2008	4,279,419
3,000,000	Salomon Smith Barney Holdings, Inc., Note, 5.875%, 3/15/2006	3,101,820
2,100,000	Salomon, Inc., Note, 6.375%, 10/1/2004	2,222,136
2,250,000	Simon DeBartolo Group, Inc., Sr. Note, 6.875%, 10/27/2005	2,317,928
3,500,000	Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	3,150,000
4,700,000	Union Planters Corp., Sub. Note, 6.50%, 3/15/2018	4,737,365
3,590,000	Verizon Global Funding, Note, 7.25%, 12/1/2010	3,897,232
3,300,000	Wells Fargo Bank, N.A., Sub. Note, 6.45%, 2/1/2011	3,413,454
1,750,000	Wells Fargo Financial, Inc., Sr. Note, 6.625%, 7/15/2004	1,860,933

	Total	131,660,759

	Technology—0.7%
4,201,000	Honeywell International, Inc., Note, 6.875%, 10/3/2005	4,462,638

	Transportation—0.6%
1,150,000	Norfolk Southern Corp., Bond, 7.25%, 2/15/2031	1,183,523
2,000,000	United Parcel Service, Deb., 8.375%, 4/1/2020	2,404,940

	Total	3,588,463

Principal Amount		Value

Corporate Bonds—continued
	Utilities—2.4%
$1,500,000	Consolidated Natural Gas Co., Sr. Note, 6.85%, 4/15/2011	$1,558,170
1,820,000	GTE California, Inc., Deb., Series G, 5.50%, 1/15/2009	1,786,330
3,250,000	Georgia Power Co., Note, 6.20%, 2/1/2006	3,368,527
5,000,000	National Fuel Gas Co., Note, 6.303%, 5/27/2008	4,960,500
3,000,000	SCANA Corp., Sr. Note, Series B, 6.25%, 7/8/2003	3,100,950

	Total	14,774,477

	Total Corporate Bonds (identified cost $179,677,013)	187,041,154

Foreign Bonds—2.5%
	Finance—1.6%
185,000	Deutsche Bank Financial, Inc., Bank Guarantee, 7.50%, 4/25/2009	205,174
3,000,000	Hanson Overseas B.V., Sr. Note, 7.375%, 1/15/2003	3,118,230
5,915,000	Landeskreditbank B-W, Sub. Note, 7.875%, 4/15/2004	6,446,995

	Total	9,770,399

	Utilities—0.9%
1,135,000	Ontario Hydro, Sr. Note, 6.10%, 1/30/2008	1,203,690
3,000,000	Petroleum Geo-Services ASA, Note, 7.50%, 3/31/2007	2,866,560
1,760,000	Petroleum Geo-Services ASA, Sr. Note, 6.625%, 3/30/2008	1,581,694

	Total	5,651,944

	Total Foreign Bonds (identified cost $15,476,462)	15,422,343

U.S. Government Agencies—45.0%
	Federal Farm Credit Bank—0.3%
1,700,000	5.73%, 7/28/2003	1,782,348

	Federal Home Loan Bank—0.5%
2,000,000	5.72%, 8/25/2003	2,077,180
1,000,000	6.52%, 4/2/2003	1,049,220

	Total	3,126,400

(See Notes to Portfolios of Investments)

Wachovia Fixed Income Fund

Principal Amount		Value

U.S. Government Agencies—continued
	Federal Home Loan Mortgage Corporation—7.9%
$1,171	12.50%, 2/1/2010	$1,341
3,635	12.50%, 7/1/2011	4,204
1,432	12.50%, 3/1/2014	1,664
662	11.00%, 10/1/2010	745
5,343	11.00%, 10/1/2015	6,075
9,323	9.50%, 7/1/2016	10,084
705	9.50%, 2/1/2019	763
305	9.00%, 1/1/2019	328
968	9.00%, 1/1/2019	1,043
5,168	8.50%, 7/1/2017	5,560
756	8.50%, 8/1/2017	813
3,184	8.25%, 10/1/2007	3,360
8,112	8.00%, 1/1/2008	8,519
4,125	8.00%, 12/1/2008	4,318
256	8.00%, 1/1/2009	269
1,879	8.00%, 2/1/2009	1,967
16,218	8.00%, 4/1/2009	17,032
508,068	8.00%, 2/1/2017	537,836
14,463	7.50%, 9/1/2007	15,290
79,677	7.50%, 2/1/2023	83,586
23,941	7.50%, 2/1/2023	25,116
153,914	7.50%, 2/1/2023	161,465
52,613	7.50%, 2/1/2023	55,194
20,696	7.50%, 2/1/2023	21,711
298,881	7.00%, 6/1/2008	313,171
115,158	7.00%, 1/1/2023	119,368
467,841	7.00%, 2/1/2023	484,946
3,722,016	7.00%, 10/1/2029	3,834,830
14,902,616	7.00%, 1/1/2030	15,354,314
2,000,000	6.75%, 3/15/2031	2,177,180
258,340	6.50%, 5/1/2008	267,542
151,954	6.50%, 6/1/2008	157,367
47,592	6.50%, 6/1/2008	49,287
5,471	6.50%, 6/1/2008	5,665
250,182	6.50%, 6/1/2008	259,093
68,559	6.50%, 7/1/2008	71,002
285,527	6.50%, 4/1/2009	295,252
861,579	6.50%, 11/1/2011	889,580
1,168,567	6.50%, 8/1/2013	1,204,348
15,000,000	6.50%, 1/1/2030	14,859,300
4,923,822	6.50%, 8/1/2031	4,985,370
1,000,000	6.375%, 11/15/2003	1,060,940
1,000,000	6.05%, 9/15/2022	1,032,810
1,000,000	5.25%, 2/15/2004	1,039,840

	Total	49,429,488

Principal Amount		Value

U.S. Government Agencies—continued
	Federal National Mortgage Association—27.4%
$154	12.50%, 9/1/2013	$176
1,068	9.50%, 7/1/2016	1,146
180	9.50%, 7/1/2016	196
243	9.00%, 1/1/2017	263
144	8.50%, 2/1/2019	155
1,040	8.00%, 11/1/2008	1,098
2,606	8.00%, 1/1/2009	2,760
13,133	8.00%, 9/1/2009	13,908
20,014	8.00%, 6/1/2022	21,392
758,844	8.00%, 7/1/2025	806,028
195,884	7.50%, 4/1/2007	206,199
355,344	7.50%, 12/1/2022	372,554
556,201	7.50%, 1/1/2023	583,138
101,746	7.50%, 1/1/2023	106,674
163,558	7.50%, 1/1/2023	171,479
50,739	7.50%, 1/1/2023	53,196
54,675	7.50%, 1/1/2023	57,323
130,796	7.50%, 6/1/2023	137,132
181,127	7.50%, 6/1/2023	189,901
449,658	7.50%, 5/1/2026	470,311
2,401,540	7.16%, 1/1/2010	2,643,753
3,475,388	7.10%, 12/1/2006	3,773,543
555,389	7.00%, 2/25/2021	557,122
1,483,157	7.00%, 11/1/2028	1,526,717
3,832,335	7.00%, 8/1/2029	3,942,476
3,795,674	7.00%, 10/1/2029	3,904,761
6,351,382	7.00%, 8/1/2030	6,533,984
4,296,220	6.935%, 4/1/2004	4,533,847
6,131,541	6.90%, 4/1/2006	6,606,971
1,472,900	6.50%, 9/1/2012	1,517,853
1,678,746	6.50%, 9/1/2012	1,729,982
4,886,641	6.50%, 7/1/2013	5,031,676
1,219,358	6.50%, 7/1/2013	1,255,549
616,919	6.50%, 8/1/2013	635,229
2,400,000	6.50%, 1/25/2014	2,509,488
1,681,677	6.50%, 1/1/2028	1,704,800
23,249,933	6.50%, 2/1/2029	23,562,412
2,287,668	6.50%, 3/1/2029	2,317,705
24,000,000	6.50%, 1/1/2030	24,300,000
2,478,685	6.489%, 6/1/2009	2,605,483
2,713,067	6.468%, 6/1/2009	2,847,504
1,854,635	6.445%, 6/1/2009	1,966,641
2,884,226	6.29%, 4/1/2008	3,035,862
964,092	6.20%, 9/1/2008	1,010,513
3,347,357	6.10%, 3/1/2008	3,492,207
2,454,686	6.10%, 8/1/2008	2,558,369

(See Notes to Portfolios of Investments)

Wachovia Fixed Income Fund

Principal Amount		Value

U.S. Government Agencies—continued
	Federal National Mortgage Association—continued
$561,495	6.00%, 1/1/2009	$575,352
843,574	6.00%, 4/1/2011	861,230
7,619,300	6.00%, 4/1/2013	7,747,838
1,330,273	6.00%, 6/1/2013	1,352,714
6,687,029	6.00%, 7/1/2013	6,799,839
1,956,604	6.00%, 7/1/2013	1,989,612
2,718,665	6.00%, 8/1/2013	2,764,529
3,994,571	6.00%, 10/1/2031	3,952,109
25,000,000	6.00% 12/1/2099	25,304,500

	Total	170,647,199

	Government National Mortgage Association—8.2%
4,368	11.00%, 9/15/2015	4,977
36	11.00%, 11/15/2015	41
958	11.00%, 11/15/2015	1,099
425	10.50%, 8/15/2017	488
556	9.50%, 5/15/2016	614
702	9.50%, 5/15/2016	775
4,146	9.50%, 5/15/2016	4,581
14,956	9.50%, 6/15/2016	16,526
563	9.50%, 7/15/2016	622
1,635	9.50%, 7/15/2016	1,807
33,650	9.50%, 12/15/2016	37,183
1,730	9.50%, 12/15/2016	1,912
5,220	9.50%, 9/15/2017	5,769
6,023	9.50%, 10/15/2017	6,655
794	9.50%, 7/15/2018	877
1,827	9.50%, 4/15/2020	1,998
8,647	9.50%, 4/15/2020	9,455
20,398	9.50%, 6/15/2020	22,303
5,418	9.50%, 6/15/2020	5,924
20,576	9.50%, 9/15/2020	22,499
5,713	9.50%, 10/15/2020	6,246
38,678	9.50%, 10/15/2020	42,292
12,229	9.50%, 11/15/2020	13,371
1,587	9.50%, 7/15/2021	1,727
10,227	9.00%, 5/15/2016	11,173
5,008	9.00%, 5/15/2016	5,471
4,356	9.00%, 5/15/2016	4,758
2,889	9.00%, 6/15/2016	3,156
11,193	9.00%, 6/15/2016	12,229
554	9.00%, 7/15/2016	603
4,924	9.00%, 7/15/2016	5,379
9,433	9.00%, 7/15/2016	10,306
502	9.00%, 8/15/2016	549
Principal Amount		Value

U.S. Government Agencies—continued
	Government National Mortgage Association—continued
$38	9.00%, 8/15/2016	$42
8,510	9.00%, 9/15/2016	9,298
9,275	9.00%, 9/15/2016	10,133
11,325	9.00%, 9/15/2016	12,372
5,649	9.00%, 9/15/2016	6,172
255	9.00%, 10/15/2016	279
15,148	9.00%, 10/15/2016	16,549
12,683	9.00%, 10/15/2016	13,856
10,001	9.00%, 10/15/2016	10,927
14,019	9.00%, 11/15/2016	15,316
10,693	9.00%, 11/15/2016	11,645
488	9.00%, 12/15/2016	534
11,519	9.00%, 1/15/2017	12,585
3,754	9.00%, 1/15/2017	4,023
38,953	9.00%, 1/15/2017	42,556
1,643	9.00%, 1/15/2017	1,795
6,617	9.00%, 1/15/2017	7,229
24,284	9.00%, 1/15/2017	26,530
42,666	9.00%, 2/15/2017	46,613
79,274	9.00%, 3/15/2017	86,607
5,043	9.00%, 5/15/2017	5,510
1,631	9.00%, 6/15/2017	1,782
4,124	9.00%, 6/15/2017	4,505
1,853	9.00%, 4/15/2018	2,024
5,085	9.00%, 6/15/2018	5,555
7,608	9.00%, 7/15/2018	8,312
43,712	9.00%, 9/15/2019	47,591
20,278	9.00%, 10/15/2019	22,078
2,184	9.00%, 11/15/2019	2,378
2,307	9.00%, 12/15/2019	2,511
9,949	9.00%, 1/15/2020	10,832
7,025	9.00%, 2/15/2020	7,648
74,679	9.00%, 3/15/2020	80,839
5,391	9.00%, 8/15/2020	5,836
130,695	9.00%, 9/15/2020	141,477
28,135	9.00%, 10/15/2020	30,455
34,355	9.00%, 11/15/2020	37,189
3,463	9.00%, 11/15/2020	3,749
16,509	9.00%, 1/15/2021	17,870
6,195	9.00%, 1/15/2021	6,706
22,371	9.00%, 1/15/2021	24,217
5,673	9.00%, 1/15/2021	6,141
23,105	9.00%, 1/15/2021	25,011
31,206	9.00%, 2/15/2021	33,780
24,174	9.00%, 7/15/2021	26,198
45,734	9.00%, 7/15/2021	49,563

(See Notes to Portfolios of Investments)

Wachovia Fixed Income Fund

Principal Amount		Value

U.S. Government Agencies—continued
	Government National Mortgage Association—continued
$14,007	9.00%, 7/15/2021	$15,180
29,638	9.00%, 8/15/2021	32,120
58,048	9.00%, 4/15/2022	62,908
43,584	9.00%, 5/15/2022	47,234
4,083	9.00%, 7/15/2022	4,425
15,687	9.00%, 9/15/2022	17,000
11,536	8.50%, 5/15/2016	12,498
8,393	8.50%, 6/15/2016	9,093
6,088	8.50%, 6/15/2016	6,596
1,379	8.50%, 7/15/2016	1,487
1,808	8.50%, 6/15/2017	1,959
437	8.50%, 9/15/2017	474
10,949	8.50%, 5/15/2021	11,794
21,396	8.50%, 11/15/2021	23,047
5,490	8.50%, 11/15/2021	5,913
33,368	8.50%, 11/15/2021	35,943
21,709	8.50%, 12/15/2021	23,385
808	8.50%, 4/15/2022	868
19,184	8.50%, 5/15/2022	20,617
16,108	8.50%, 6/15/2022	17,311
222,369	8.50%, 9/15/2022	238,976
184,366	8.50%, 9/15/2022	198,134
157,122	8.50%, 11/15/2022	168,856
3,014	8.00%, 6/15/2004	3,120
3,745	8.00%, 2/15/2017	4,014
329,855	8.00%, 4/15/2017	353,252
5,226	8.00%, 6/15/2017	5,596
54,453	8.00%, 4/15/2022	58,162
95,126	8.00%, 5/15/2022	101,605
75,635	8.00%, 9/15/2022	80,787
26,132	8.00%, 9/15/2022	27,912
138,302	8.00%, 9/15/2022	147,722
464,729	8.00%, 6/15/2023	496,382
65,518	7.50%, 2/15/2022	68,807
49,841	7.50%, 2/15/2022	52,317
87,629	7.50%, 8/15/2022	91,983
76,806	7.50%, 10/15/2022	80,623
65,774	7.50%, 11/15/2022	69,043
84,300	7.50%, 12/15/2022	88,489
19,191	7.50%, 12/15/2022	20,144
49,602	7.50%, 12/15/2022	52,066
73,268	7.50%, 12/15/2022	76,908
Principal Amount		Value

U.S. Government Agencies—continued
	Government National Mortgage Association—continued
$71,731	7.50%, 2/15/2023	$75,295
75,974	7.50%, 2/15/2023	79,750
36,156	7.50%, 3/15/2023	37,952
418,406	7.50%, 1/15/2024	439,197
417,494	7.00%, 6/15/2023	433,017
4,379,529	7.00%, 9/15/2029	4,513,631
618,025	6.50%, 5/15/2009	642,838
345,943	6.50%, 5/15/2011	359,996
594,092	6.50%, 3/15/2024	607,268
1,591,727	6.50%, 4/15/2024	1,627,031
2,620,744	6.50%, 11/20/2027	2,654,342
7,647,210	6.50%, 1/15/2029	7,759,547
2,973,058	6.50%, 3/15/2029	3,016,702
4,943,227	6.50%, 7/15/2031	5,015,793
749,027	6.00%, 5/15/2009	763,768
5,832,748	6.00%, 1/15/2029	5,792,619
3,040,560	6.00%, 2/15/2029	3,018,698
2,730,903	6.00%, 2/15/2029	2,711,268
2,689,158	6.00%, 2/15/2029	2,673,637
5,001,627	6.00%, 3/15/2029	4,965,666

	Total	51,230,948

	Private Export Funding Corporation—0.4%
2,000,000	Private Export Funding Corp., Unsecd. Note, Series I, 7.20%, 1/15/2010	2,217,060

	Sovereign Agency—0.3%
1,590,000	Israel AID, U.S. Government Guarantee, 6.125%, 3/15/2003	1,650,961

	Total U.S. Government Agencies (identified cost $272,960,598)	280,084,404

U.S. Treasury Obligations—10.5%
	U.S. Treasury Notes—0.4%
2,417,000	United States Treasury Note, 4.625%, 5/15/2006	2,478,924
10,000	United States Treasury Note, 6.50%, 2/15/2010	11,206

	Total	2,490,130

(See Notes to Portfolios of Investments)

Wachovia Fixed Income Fund

Principal Amount or Shares		Value

U.S. Treasury Obligations—continued
	U.S. Treasury Bonds—10.1%
$11,195,000	United States Treasury Bond, 6.375%, 8/15/2027	$12,447,385
40,100,000	United States Treasury Bond, 6.75%, 8/15/2026	46,453,444
3,310,000	United States Treasury Bond, 8.00%, 11/15/2021	4,286,980

	Total	63,187,809

	Total U.S. Treasury (identified cost $62,074,872)	65,677,939

	Registered Investment Companies—8.7%
226,000	2002 Target Term Trust, Inc.	3,286,040
28,400	Blackrock Advantage Term Trust	315,240
570,900	Blackrock Strategic Term Trust, Inc.	5,537,730
314,800	Dresdner RCM Global Strategic Income Fund	2,112,308
3,200	Nations Government Income Term Trust 2003	32,192
Shares or Principal Amount		Value

Registered Investment Companies—continued
1,201,800	RCM Strategic Global Government Fund	$13,255,854
2,560,612	Strong High Yield Bond Fund	20,536,107
184,400	TCW/DW Term Trust 2002	1,954,640
333,600	TCW/DW Term Trust 2003	3,576,192
496,300	Templeton Global Income Fund	3,320,247

	Total Registered Investment Companies (identified cost $52,956,813)	53,926,550

(3) Repurchase Agreement—2.0%
$12,470,555	Goldman Sachs & Co., 2.11%, dated 11/30/2001, due 12/3/2001 (at amortized cost)	12,470,555

	Total Investments (identified cost $656,751,707)	$678,286,867

(See Notes to Portfolios of Investments)

Wachovia Intermediate Fixed Income Fund (Class A Shares)

Growth of $10,000 Invested in Wachovia Intermediate Fixed Income Fund (Class A Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Intermediate Fixed Income Fund (Class A Shares) (the “Fund”) from January 29, 1993 (start of performance) to November 30, 2001 compared to the Lehman Brothers Government/Credit Intermediate Index (Lehman Intermediate).**

AVERAGE ANNUAL TOTAL RETURN*** FOR THE PERIOD ENDED NOVEMBER 30, 2001
1 Year	4.92%
5 Year	5.33%
Start of Performance (1/29/93) (cumulative)	57.32%
Start of Performance (1/29/93)	5.26%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund’s performance assumes the reinvestment of all dividends and distributions. The Lehman Intermediate has been adjusted to reflect the reinvestment of dividends on securities in the index.

**
The Lehman Intermediate is an unmanaged index comprised of all the bonds issued by the Lehman Intermediate with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. Lehman Intermediate is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

***
Total returns quoted reflect all applicable sales charges and contingent deferred sales charges. Total returns at net asset value (i.e. without adjusting for applicable sales charge) for the 1-year, 5-year, start of performance (1/29/93) (cumulative) and start of performance (1/29/93) periods were 9.89%, 6.31%, 64.71% and 5.81%, respectively.

Wachovia Intermediate Fixed Income Fund (Class B Shares)

Growth of $10,000 Invested in Wachovia Intermediate Fixed Income Fund (Class B Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Intermediate Fixed Income Fund (Class B Shares) (the “Fund”) from December 12, 2000 (start of performance) to November 30, 2001 compared to the Lehman Brothers Government/Credit Intermediate Index (Lehman Intermediate).**

CUMULATIVE TOTAL RETURN*** FOR THE PERIOD ENDED NOVEMBER 30, 2001
Start of Performance (12/12/00) (cumulative)	4.49%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*
Represents a hypothetical investment of $10,000 in the Fund. The ending value reflects a 5.00% contingent deferred sales charge on any redemption less than one year from the purchase date. The maximum contingent deferred sales charge is 5.00% on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The Lehman Intermediate has been adjusted to reflect the reinvestment of dividends on securities in the index.

**
The Lehman Intermediate is an unmanaged index comprised of all the bonds issued by the Lehman Intermediate with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. Lehman Intermediate not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

***	Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Wachovia Intermediate Fixed Income Fund (Class C Shares)

Growth of $10,000 Invested in Wachovia Intermediate Fixed Income Fund (Class C Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Intermediate Fixed Income Fund (Class C Shares) (the “Fund”) from December 12, 2000 (start of performance) to November 30, 2001 compared to the Lehman Brothers Government/Credit Intermediate Index (Lehman Intermediate).**

CUMULATIVE TOTAL RETURN*** FOR THE PERIOD ENDED NOVEMBER 30, 2001
Start of Performance (12/12/00) (cumulative)	6.73%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*Represents
a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900) and the maximum contingent deferred sales charge of 1.00% on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The Lehman Intermediate has been adjusted to reflect the reinvestment of dividends on securities in the index.

**The
Lehman Intermediate is an unmanaged index comprised of all the bonds issued by the Lehman Intermediate with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. Lehman Intermediate not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

***Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Wachovia Intermediate Fixed Income Fund (Class Y Shares)

Growth of $10,000 Invested in Wachovia Intermediate Fixed Income Fund (Class Y Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Intermediate Fixed Income Fund (Class Y Shares) (the “Fund”) from March 30, 1998 (start of performance) to November 30, 2001 compared to the Lehman Brothers Government/Credit Intermediate Index (Lehman Intermediate).**

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2001
1 Year	10.05%
Start of Performance (3/30/98) (cumulative)	25.75%
Start of Performance (3/30/98)	6.44%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*	The Fund’s performance assumes the reinvestment of all dividends and distributions. The Lehman Intermediate has been adjusted to reflect the reinvestment of dividends on securities in the index.
**
The Lehman Intermediate is an unmanaged index comprised of all the bonds issued by the Lehman Intermediate with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. Lehman Intermediate not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

Wachovia Intermediate Fixed Income Fund
Portfolio of Investments

November 30, 2001

Principal Amount		Value

Asset-Backed Securities—5.7%
	Finance—5.7%
$761,937	CIT Equipment Collateral 2001-1, Class A2, 5.020%, 4/20/2003	$768,844
1,500,000	Chase Manhattan Auto Owner Trust 2001-A, Class A4, 5.07%, 2/15/2008	1,535,971
1,345,000	DaimlerChrysler Auto Trust 2001-B, Class A4, 5.32%, 9/6/2006	1,388,495
1,135,000	Discover Card Master Trust I 1998-7, Class A, 5.600%, 5/16/2006	1,172,943
1,475,000	Distribution Financial Services RV Trust 1999-1, Class A5, 5.970%, 8/15/2013	1,518,811
1,000,000	Ford Credit Auto Owner Trust 2000-G, Class A4, 6.620%, 7/15/2004	1,038,430
448,263	Premier Auto Trust 1998-1, Class A4, 5.700%, 10/6/2002	450,921

	Total Asset-Backed Securities (identified cost $7,655,608)	7,874,415

Collateralized Mortgage Obligations—6.1%
760,000	CS First Boston Mortgage Securities Corp. 2001-CK1, Class A3, 6.380%, 12/16/2035	780,610
1,540,000	CS First Boston Mortgage Securities Corp., Class A4, 5.435%, 9/15/2034	1,477,991
2,000,000	Credit Suisse First Boston USA, Inc., 3.727%, 8/25/2003	2,000,096
1,000,000	(4)FSA Finance, Inc., Class B, 7.780%, 6/1/2007	1,020,029
2,000,000	Federal Home Loan Mortgage Corp., Series 2230, Class PN, 7.000%, 3/15/2029	2,113,120
1,000,000	Merrill Lynch Mortgage Investors, Inc., 1998-C1, Class A2, 6.480%, 11/15/2026	1,025,432
3,298,599	Nomura Asset Securities Corp. 1998-D6, Class ACS1, 1.910%, 3/17/2028	27,010

	Total Collateralized Mortgage Obligations (Identified cost $8,288,241)	8,444,288

Corporate Bonds—33.9%
	Capital Goods—0.5%
650,000	Tyco Capital Corp., Sr. Note, 5.625%, 10/15/2003	672,080

Principal Amount		Value

Corporate Bonds—continued
	Communication Services—4.9%
$375,000	CPC International, Inc., Unsecd. Note, 6.150%, 1/15/2006	$395,606
425,000	Cox Communications, Inc., MTN, 6.690%, 9/20/2004	447,019
1,000,000	GTE North, Inc., Deb., 5.650%, 11/15/2008	992,480
2,000,000	Verizon Communications, Note, Series A, 5.650%, 11/15/2011	1,933,020
878,000	WorldCom, Inc., Note, 8.000%, 5/15/2006	947,871
1,000,000	WorldCom, Inc., Sr. Note, 6.250%, 8/15/2003	1,030,210
1,000,000	WorldCom, Inc., Sr. Note, 6.400%, 8/15/2005	1,022,310

	Total	6,768,516

	Consumer Cyclicals—1.5%
1,000,000	Carnival Corp., Note, 6.150%, 4/15/2008	920,640
750,000	Coca-Cola Enterprises, Inc., 5.750%, 11/1/2008	764,258
447,000	K Mart Corp., Note, 9.375%, 2/1/2006	413,475

	Total	2,098,373

	Banking & Finance—18.8%
2,302,000	Bank of America Corp., Sub. Note, 7.400%, 1/15/2011	2,505,911
1,000,000	Bank One Corp., Note, 6.500%, 2/1/2006	1,052,050
1,000,000	BankBoston NA, Sub. Note, 6.500%, 12/19/2007	1,040,720
500,000	Citigroup, Inc., Sr. Note, 6.750%, 12/1/2005	535,535
1,000,000	Deutsche Bank Financial, Inc., Bank Guarantee, 6.700%, 12/13/2006	1,078,240
500,000	Dresdner Bank AG, Frankfurt, Sub. Note, 6.625%, 9/15/2005	529,510
1,205,000	First Union Corp., Sub. Note, 6.300%, 4/15/2028	1,236,246
1,500,000	First Union National Bank, Charlotte, NC, 7.875%, 2/15/2010	1,666,845
2,000,000	Fleet Credit Card LLC, Sub. Note, 7.000%, 8/1/2003	2,110,280

(See Notes to Portfolios of Investments)

Wachovia Intermediate Fixed Income Fund

Principal Amount		Value

Corporate Bonds—continued
	Banking & Finance—continued
$505,000	Ford Motor Credit Co., Note, 7.375%, 10/28/2009	$517,640
1,000,000	Ford Motor Credit Co., Sr. Unsub., 7.200%, 6/15/2007	1,038,160
790,000	Goldman Sachs Group, Inc., Note, MTN, 7.350%, 10/1/2009	844,739
1,000,000	J.P. Morgan & Co., Inc., Sub. Note, 6.000%, 1/15/2009	1,009,530
1,000,000	J.P. Morgan & Co., Inc., Sub. Note, 7.625%, 9/15/2004	1,089,950
1,000,000	KFW International Finance, Company Guarantee, 8.250%, 11/30/2004	1,113,659
1,000,000	Lehman Brothers Holdings, Inc., Bond, 7.000%, 5/15/2003	1,048,620
1,000,000	Lehman Brothers Holdings, Inc., Note, 7.375%, 5/15/2004	1,077,950
1,000,000	Norwest Financial, Inc., Sr. Note, 7.200%, 4/1/2004	1,072,120
1,000,000	Salomon Smith Barney Holdings, Inc., Note, 5.875%, 3/15/2006	1,033,940
2,302,000	Southern National Corp., Sub. Note, 7.050%, 5/23/2003	2,412,220
1,000,000	Union Planters Corp., Sub. Note, 6.500%, 3/15/2018	1,007,950
900,000	(4)Verizon Global Funding, Note, 7.250%, 12/1/2010	977,022

	Total	25,998,837

	Health Care—1.8%
1,000,000	Bristol-Myers Squibb Co., Deb., 7.150%, 6/15/2023	1,113,190
1,300,000	Smithkline Beecham Corp., Note, Series A, 6.625%, 10/1/2005	1,341,340

	Total	2,454,530

	Real Estate—0.4%
450,000	Simon DeBartolo Group, Inc., Sr. Note, 6.875%, 10/27/2005	463,586

	Recreation—2.5%
3,250,000	Disney (Walt) Co., Sr. Note, (Series B), 6.750%, 3/30/2006	3,438,500

	Technology—0.6%
825,000	Honeywell International, Inc., Note, 6.875%, 10/3/2005	876,381

Principal Amount		Value

Corporate Bonds—continued
	Transportation—1.5%
$1,000,000	Burlington Northern, Inc., Equipment Trust, (Series 96AA), 7.460%, 9/24/2011	$1,059,588
1,000,000	CSX Corp., Deb., 7.050%, 5/1/2002	1,016,280

	Total	2,075,868

	Utilities—1.4%
600,000	Petroleum Geo-Services ASA, Note, 7.500%, 3/31/2007	573,312
350,000	Petroleum Geo-Services ASA, Sr. Note, 6.625%, 3/30/2008	314,542
1,000,000	SCANA Corp., MTN (Series B), 7.440%, 10/19/2004	1,085,570

	Total	1,973,424

	Total Corporate Bonds (identified cost $45,135,682)	46,820,095

Government Agencies—30.3%
	Federal Farm Credit—0.8%
1,080,000	5.750%, 9/1/2005	1,130,792

	Federal Home Loan Bank System—5.3%
2,000,000	4.790%, 8/27/2004	2,034,380
1,000,000	5.280%, 1/6/2004	1,037,660
1,000,000	5.575%, 2/17/2009	1,022,190
2,000,000	5.625%, 2/21/2006	2,058,740
1,030,000	8.090%, 12/28/2004	1,151,190

	Total	7,304,160

	Federal Home Loan Mortgage Corporation—2.1%
974,533	6.500%, 7/1/2031	986,715
1,886,440	7.000%, 7/1/2029	1,943,618

	Total	2,930,333

	Federal National Mortgage Association—18.2%
2,955,000	5.625%, 5/14/2004	3,102,750
2,548,399	6.000%, 8/1/2013	2,591,391
1,198,371	6.000%, 10/1/2031	1,185,633
2,211,983	6.500%, 7/1/2013	2,277,634
2,897,818	6.500%, 9/1/2021	2,950,327
2,446,826	6.500%, 8/1/2028	2,479,711
5,569,291	6.500%, 2/1/2029	5,644,142
1,500,000	6.500%, 1/1/2030	1,518,750

(See Notes to Portfolios of Investments)

Wachovia Intermediate Fixed Income Fund

Principal Amount		Value

Government Agencies—continued
	Federal National Mortgage Association—continued
$1,413,625	6.740%, 1/1/2004	$1,483,171
1,904,749	7.000%, 9/1/2027	1,961,892

	Total	25,195,401

	Government National Mortgage Association—3.9%
1,234,751	6.000%, 2/15/2029	1,225,873
1,109,002	6.000%, 2/15/2029	1,101,028
1,092,049	6.000%, 2/15/2029	1,085,747
2,031,128	6.000%, 3/15/2029	2,016,525

	Total	5,429,173

	Total Government Agencies (identified cost $41,042,921)	41,989,859

U.S. Treasury Obligations—10.2%
	United States Treasury Bonds—0.9%
455,000	6.125%, 11/15/2027	491,259
675,000	7.250%, 5/15/2016	799,031

	Total	1,290,290

	(2)United States Treasury Notes—9.3%
1,000,000	5.625%, 5/15/2008	1,065,000
1,000,000	5.875%, 9/30/2002	1,031,870
2,000,000	6.250%, 2/15/2003	2,097,240
3,705,000	6.375%, 8/15/2002	3,819,633
Principal Amount or Shares		Value

U.S. Treasury Obligations—continued
	(2)United States Treasury Notes—continued
$650,000	6.500%, 8/15/2005	$711,340
1,500,000	6.875%, 5/15/2006	1,674,375
2,150,000	7.000%, 7/15/2006	2,412,020

	Total	12,811,478

	Total U.S. Treasury Obligations (identified cost $13,285,811)	14,101,768

Registered Investment Companies—7.8%
26,155	2002 Target Term Trust, Inc.	380,294
155,667	Blackrock Strategic Term Trust, Inc.	1,509,970
23,100	Hyperion 2002 Term Trust	222,453
588,235	Strong High Yield Bond Fund	4,717,646
50,000	TCW/DW Term Trust 2002	530,000
314,400	TCW/DW Term Trust 2003	3,370,368

	Total Registered Investment Companies (identified cost $10,846,902)	10,730,731

(3) Repurchase Agreement—3.2%
$4,461,083	Goldman Sachs & Co., 2.11%, dated 11/30/2001, due 12/3/2001 (at amortized cost)	4,461,083

	Total Investments (identified cost $130,716,248)	$134,422,239

(See Notes to Portfolios of Investments)

Wachovia Short-Term Fixed Income Fund (Class A Shares)

Growth of $10,000 Invested in Wachovia Short-Term Fixed Income Fund (Class A Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Short-Term Fixed Income Fund (Class A Shares) (the “Fund”) from May 7, 1993 (start of performance) to November 30, 2001 compared to the Merrill Lynch 1-3 Year Treasury Index (ML1-3T).**

AVERAGE ANNUAL TOTAL RETURN*** FOR THE PERIOD ENDED NOVEMBER 30, 2001
1 Year	6.64%
5 Year	5.57%
Start of Performance (5/7/93) (cumulative)	54.68%
Start of Performance (5/7/93)	5.22%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550) that was in effect prior to February 1, 1995. As of February 1, 1995, the Fund’s maximum sales charge is 2.50%. The Fund’s performance assumes the reinvestment of all dividends and distributions. The ML1-3T has been adjusted to reflect the reinvestment of dividends on securities in the index.

**
The ML1-3T is an unmanaged index tracking short-term government securities with maturities between 1 and 2.99 years. It is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. The ML1-3T is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

***
Total returns quoted reflect all applicable sales charges and contingent deferred sales charges. Total returns at net asset value (i.e. without adjusting for the applicable sales charge) for the 1-year, 5-year, start of performance (5/7/93) (cumulative) and start of performance (5/7/93) periods were 9.38%, 6.11%, 58.70%, and 5.54%, respectively.

Wachovia Short-Term Fixed Income Fund (Class B Shares)

Growth of $10,000 Invested in Wachovia Short-Term Fixed Income Fund (Class B Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Short-Term Fixed Income Fund (Class B Shares) (the “Fund”) from December 12, 2000 (start of performance) to November 30, 2001 compared to the Merrill Lynch 1-3 Year Treasury Index (ML1-3T).**

CUMULATIVE TOTAL RETURN*** FOR THE PERIOD ENDED NOVEMBER 30, 2001
Start of Performance (12/12/00) (cumulative)	3.52%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*
Represents a hypothetical investment of $10,000 in the Fund. The ending value reflects the 5.00% maximum contingent deferred sales charge on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The ML1-3T has been adjusted to reflect the reinvestment of dividends on securities in the index.

**
The ML1-3T is an unmanaged index tracking short-term government securities with maturities between 1 and 2.99 years. It is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. The ML1-3T is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

***	Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Wachovia Short-Term Fixed Income Fund (Class C Shares)

Growth of $10,000 Invested in Wachovia Short-Term Fixed Income Fund (Class C Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Short-Term Fixed Income Fund (Class C Shares) (the “Fund”) from December 12, 2000 (start of performance) to November 30, 2001 compared to the Merrill Lynch 1-3 Year Treasury Index (ML1-3T).**

CUMULATIVE TOTAL RETURN*** FOR THE PERIOD ENDED NOVEMBER 30, 2001
Start of Performance (12/12/00) (cumulative)	7.99%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900) and the maximum contingent deferred sales charge of 1.00% on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The ML1-3T has been adjusted to reflect the reinvestment of dividends on securities in the index.

**
The ML1-3T is an unmanaged index tracking short-term government securities with maturities between 1 and 2.99 years. It is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. The ML1-3T is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

***	Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Wachovia Short-Term Fixed Income Fund (Class Y Shares)

Growth of $10,000 Invested in Wachovia Short-Term Fixed Income Fund (Class Y Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Short-Term Fixed Income Fund (Class Y Shares) (the “Fund”) from July 23, 1996 (start of performance) to November 30, 2001 compared to Merrill Lynch 1-3 Year Treasury Index (ML1-3T)**.

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2001
1 Year	9.55%
5 Year	6.35%
Start of Performance (7/23/96) (cumulative)	40.11%
Start of Performance (7/23/96)	6.50%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*	The Fund’s performance assumes the reinvestment of all dividends and distributions. The ML1-3T has been adjusted to reflect the reinvestment of dividends on securities in the index.
**
The ML1-3T is an unmanaged index tracking short-term U.S. government securities with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith. The ML1-3T is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

Wachovia Short Term Fixed Income Fund
Portfolio of Investments

November 30, 2001

Principal Amount			Value

Asset-Backed Security—2.2%
$1,000,000		Distribution Financial Services RV Trust, (Series 1999-2), Class A4, 6.48%, 10/15/2013 (identified cost $999,781)	$1,044,086

Collateralized Mortgage Obligation—1.3%
		Finance—1.3%
598,505	(4)	FSA Finance, Inc., Class A, 7.420%, 6/1/2007 (identified cost $593,269)	610,216

Corporate Bonds—57.6%
		Capital Goods—4.4%
2,000,000		Eaton Corp., 7.050%, 9/4/2002	2,065,718

		Consumer Durables—5.4%
2,500,000		DaimlerChrysler AG, Note, 7.125%, 3/1/2002	2,521,925

		Consumer Staples—2.2%
1,000,000		Avon Products, Inc., 6.900%, 11/15/2004	1,055,780

		Finance—34.8%
2,000,000		Bank of America Corp., 7.125%, 9/15/2006	2,172,960
1,000,000		Countrywide Home Loans, Inc., 5.500%, 8/1/2006	1,005,110
2,000,000		Ford Motor Credit Co., Note, 7.600%, 8/1/2005	2,099,280
1,000,000		General Electric Capital Corp., 6.750%, 9/11/2003	1,062,920
2,000,000		General Motors Acceptance Corp., 6.380%, 1/30/2004	2,064,720
500,000		Heller Financial, Inc., 7.875%, 5/15/2003	534,190
1,000,000		Household Finance Corp., Notes, 6.500%, 1/24/2006	1,050,320
1,000,000		Household Finance Corp., MTN, 6.125%, 7/15/2002	1,021,000
700,000		International Lease Finance Corp., MTN, 5.500%, 6/7/2004	711,928
2,000,000		Southern National Corp., Notes, 7.050%, 5/23/2003	2,095,760
1,500,000		Textron Financial Corp., 5.950%, 3/15/2004	1,530,315
Principal Amount		Value

Corporate Bonds—continued
	Finance—continued
$1,000,000	Tyco Capital Corp., Notes, 5.625%, 10/15/2003	$1,033,970

	Total	16,382,473

	Technology—6.4%
1,945,000	BellSouth Telecommunications, Inc., 6.000%, 6/15/2002	1,969,215
1,000,000	First Data Corp., 6.625%, 4/1/2003	1,034,090

	Total	3,003,305

	Utilities—4.4%
1,000,000	Dominion Resources, Inc., 7.600%, 7/15/2003	1,057,900
1,000,000	Gulf Power Co., Sr. Note, Series C, 4.690%, 8/1/2003	1,014,010

	Total	2,071,910

	Total Corporate Bonds (identified cost $26,300,838)	27,101,111

U.S. Government Agencies—22.0%
	Federal Home Loan Bank—15.5%
6,000,000	5.735%, 7/22/2003	6,287,820
1,000,000	6.050%, 1/9/2004	1,004,060

	Total	7,291,880

	Federal National Mortgage Association—6.5%
2,988,351	6.000%, 9/1/2013	3,038,764

	Total U.S. Government Agencies (identified cost $9,964,217)	10,330,644

U.S. Treasury Obligations—8.9%
	United States Treasury Notes—8.9%
2,000,000	4.625%, 5/15/2006	2,051,240
1,000,000	5.750%, 8/15/2003	1,050,940
1,000,000	6.750%, 5/15/2005	1,098,050

	Total U.S. Treasury Obligations (identified cost $4,049,297)	4,200,230

(3) Repurchase Agreement—6.5%
3,057,750	Goldman Sachs Group, LP, 2.110%, dated 11/30/2001, due 12/3/2001 (at amortized cost)	3,057,750

	Total Investments (identified cost $44,965,152)	$46,344,037

(See Notes to Portfolios of Investments)

Wachovia Georgia Municipal Bond Fund (Class A Shares)

Growth of $10,000 Invested in Wachovia Georgia Municipal Bond Fund (Class A Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Georgia Municipal Bond Fund (Class A Shares) (the “Fund”) from December 23, 1994 (start of performance) to November 30, 2001 compared to the Lehman Brothers Municipal Bond Index (LBMBI).**

AVERAGE ANNUAL TOTAL RETURN*** FOR THE PERIOD ENDED NOVEMBER 30, 2001
1 Year	2.46%
5 Year	3.58%
Start of Performance (12/23/94) (cumulative)	42.65%
Start of Performance (12/23/94)	5.25%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund’s performance assumes the reinvestment of all dividends and distributions. The LBMBI has been adjusted to reflect the reinvestment of dividends on securities in the index.

**
The LBMBI is a benchmark index that includes investment-grade, tax-exempt, and fixed-rate bonds with long-term maturities (greater than 2 years) selected from issues larger than $50 million.The LBMBI is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

**
Total returns quoted reflect all applicable sales charges and contingent deferred sales charges. Total returns at net asset value (i.e. without adjusting for the applicable sales charge) for 1-year, 5-year, start of performance (12/23/94) (cumulative) and start of performance (12/23/94) periods were 7.28%, 4.54%, 49.35% and 5.95%, respectively.

Wachovia Georgia Municipal Bond Fund (Class Y Shares)

Growth of $10,000 Invested in Wachovia Georgia Municipal Bond Fund (Class Y Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Georgia Municipal Bond Fund (Class Y Shares) (the “Fund”) from July 23, 1996 (start of performance) to November 30, 2001 compared to the Lehman Brothers Municipal Bond Index (LBMBI).**

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2001
1 Year	7.55%
5 Year	4.80%
Start of Performance (7/23/96) (cumulative)	31.85%
Start of Performance (7/23/96)	5.29%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*	The Fund’s performance assumes the reinvestment of all dividends and distributions. The LBMBI has been adjusted to reflect the reinvestment of dividends on securities in the index.
**
The LBMBI is a benchmark index that includes investment-grade, tax-exempt, and fixed-rate bonds with long-term maturities (greater than 2 years) selected from issues larger than $50 million. The LBMBI is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

Wachovia Georgia Municipal Bond Fund
Portfolio of Investments

November 30, 2001

Principal Amount		Credit* Rating	Value

Long-Term Municipals—94.8%
	Georgia—94.8%
$1,285,000	Athens-Clarke County, GA, Water & Sewage, Refunding Revenue Bonds, 2.55% (Original Issue Yield: 2.55%), 1/1/2004	AA-	$1,273,628
1,355,000	Athens-Clarke County, GA, Water & Sewage, Refunding Revenue Bonds, 4.00% (Original Issue Yield: 2.90%), 1/1/2005	AA-	1,386,788
1,000,000	Atlanta & Fulton County, GA, Recreation Authority, Revenue Bonds, 5.375% (MBIA INS)/(Original Issue Yield: 5.70%), 12/1/2021	AAA	1,022,280
1,000,000	Atlanta, GA, Airport Facilities Revenue Board, (Series A), 6.50% (AMBAC INS)/(Original Issue Yield: 5.85%), 1/1/2010	AAA	1,146,300
1,300,000	Atlanta, GA, Airport Facilities Revenue Board, Refunding Bonds (Series A), 6.50% (AMBAC INS), 1/1/2009	AAA	1,478,568
2,000,000	Atlanta, GA, Downtown Development Authority, Refunding Bonds, 6.00% (Original Issue Yield: 6.10%), 10/1/2006	AA	2,094,520
1,500,000	Atlanta, GA, Downtown Development Authority, Revenue Bonds, 6.75% (Trust Co. Bank LOC)/(Original Issue Yield: 6.95%), 11/1/2014	Aa3	1,675,260
1,000,000	Atlanta, GA, Water & Sewer, (Series A), 5.00% (FGIC INS)/(Original Issue Yield: 4.32%), 11/1/2008	AAA	1,062,690
Principal Amount		Credit* Rating	Value

Long-Term Municipals—continued
	Georgia—continued
$2,000,000	Atlanta, GA, Water & Sewer, Refunding Revenue Bonds, 6.00% (FGIC INS)/(Original Issue Yield: 4.75%), 1/1/2006	AAA	$2,194,760
510,000	Atlanta, GA, Urban Residential Finance Authority, Dormitory Facility Refunding Revenue Bonds, 5.70% (Morehouse College)/(MBIA INS), 12/1/2010	AAA	546,067
2,250,000	Augusta, GA, Water & Sewage, Refunding Revenue Bonds, 5.15% (FSA INS), 10/1/2015	AAA	2,337,862
1,980,000	Augusta, GA, Water & Sewage, Refunding Revenue Bonds, 5.25% (FSA INS), 10/1/2017	AAA	2,046,726
250,000	Burke County, GA, Development Authority, Refunding Revenue Bonds, 7.80% (MBIA INS)/(Original Issue Yield: 7.917%), 1/1/2008	AAA	272,752
2,000,000	Carroll County, GA, School District, GO UT, 3.05% (Original Issue Yield: 3.05%), 4/1/2005	AA	1,988,080
1,500,000	Cherokee County, GA, School System, GO UT, 5.00% (Original Issue Yield: 4.47%), 2/1/2013	AA	1,571,235
1,000,000	Cherokee County, GA, School System, GO UT, 5.25%, 8/1/2016	AA	1,041,140
1,000,000	Cherokee County, GA, Water & Sewer Authority, Revenue Bonds, 4.75% (Original Issue Yield: 4.99%), 8/1/2028	AAA	929,690
1,805,000	Cherokee County, GA Water & Sewer Authority, Revenue Bonds, 5.20% (MBIA INS)/(Original Issue Yield: 5.30%), 8/1/2025	AAA	1,869,422

(See Notes to Portfolios of Investments)

Wachovia Georgia Municipal Bond Fund

Principal Amount		Credit* Rating	Value

Long-Term Municipals—continued
	Georgia—continued
$1,760,000	Clayton County, GA, Water Authority, Revenue Bonds, 5.00%, 5/1/2013	AA	$1,831,755
1,000,000	Cobb County, GA, Refunding Revenue Bonds, 5.125% (Original Issue Yield: 5.55%), 7/1/2008	AA	1,047,040
1,250,000	Cobb-Marietta, GA, Coliseum & Exhibit Hall Authority, Refunding Revenue Bonds, 5.50% (MBIA INS)/(Original Issue Yield: 5.60%), 10/1/2012	AAA	1,372,738
4,000,000	Cobb-Marietta, GA, Coliseum & Exhibit Hall Authority, Refunding Revenue Bonds, 5.625% (MBIA INS)/(Original Issue Yield: 5.70%), 10/1/2026	AAA	4,356,040
2,000,000	Coweta County, GA, Development Authority, Refunding Revenue Bonds, 5.75% (Newnan, GA, Water Sewage & Light Commission Project)/(Original Issue Yield: 5.29%), 1/1/2015	Aaa	2,176,800
1,500,000	Coweta County, GA, Water and Sewerage Authority, Refunding Revenue Bonds, 5.20% (Original Issue Yield: 5.27%), 6/1/2021	NR	1,516,965
1,000,000	Dalton, GA, Building Authority, Refunding Revenue Bonds, 5.00% (Original Issue Yield: 3.78%), 7/1/2005	A+	1,059,980
1,000,000	De Kalb County, GA, Development Authority, (Series A), 5.25% (Emory University Project)/(Original Issue Yield: 4.65%), 11/1/2002	AA	1,030,000
3,075,000	De Kalb County, GA, Development Authority, Refunding Bonds (Series A), 6.00% (Original Issue Yield: 6.086%), 10/1/2014	AA	3,320,324
Principal Amount		Credit* Rating	Value

Long-Term Municipals—continued
	Georgia—continued
$6,900,000	De Kalb County, GA, GO UT, 5.00%, 12/1/2015	AA+	$7,222,575
1,000,000	De Kalb County, GA, Recreated Tax, 5.00% (Original Issue Yield: 4.12%), 12/1/2013	AA+	1,055,010
2,000,000	De Kalb County, GA, School District, GO UT (Series A), 6.25%, 7/1/2010	AA	2,299,900
1,000,000	De Kalb County, GA, School District, GO UT, 5.60% (Original Issue Yield: 5.70%), 7/1/2008	AA	1,058,000
3,080,000	De Kalb County, GA, Water & Sewer, Refunding Revenue Bonds, 5.125% (Original Issue Yield: 5.58%), 10/1/2031	AA	3,084,497
1,000,000	De Kalb County, GA, Water & Sewer, Refunding Revenue Bonds, 5.375% (Original Issue Yield: 5.40%), 10/1/2018	AA	1,036,260
1,000,000	De Kalb County, GA, Water & Sewer, Refunding Revenue Bonds, 5.375% (Original Issue Yield: 5.45%), 10/1/2019	AA	1,032,320
1,000,000	De Kalb County, GA, Water & Sewer, Refunding Revenue Bonds, 5.375% (Original Issue Yield: 5.48%), 10/1/2020	AA	1,028,390
955,000	Fayette County, GA, Public Facilities Board, Refunding Revenue Bonds, 5.00% (Original Issue Yield: 4.95%), 6/1/2019	AA-	955,382
1,000,000	Fayette County, GA, School District, GO UT Bonds, 4.625% (Original Issue Yield: 4.73%), 3/1/2011	AA	1,024,920
1,000,000	Fayette County, GA, School District, GO UT Bonds, 5.00% (Original Issue Yield: 4.03%), 3/1/2007	AA	1,059,280
1,600,000	Fayette County, GA, School District, GO UT Bonds, 6.25%, 3/1/2005	Aa3	1,750,144
1,000,000	Forsyth County, GA, 5.50% (Original Issue Yield: 5.80%), 3/1/2020	AA-	1,047,990

(See Notes to Portfolios of Investments)

Wachovia Georgia Municipal Bond Fund

Principal Amount		Credit* Rating	Value

Long-Term Municipals—continued
	Georgia—continued
$1,000,000	Forsyth County, GA, School District, GO UT Bonds, 6.75%, 7/1/2016	AA-	$1,207,870
1,880,000	Fulton County, GA, Building Authority, Refunding Bonds (Series A), 5.80% (Original Issue Yield: 5.90%), 1/1/2005	AA	1,967,721
1,200,000	Fulton County, GA, Development Authority, (Series A), 5.75% (Original Issue Yield: 4.80%), 11/1/2013	AA+	1,329,552
1,000,000	Fulton County, GA, Facilities Corp., Certificates of Participation, 5.50% (Original Issue Yield: 5.88%), 11/1/2018	AAA	1,046,800
1,000,000	Fulton County, GA, School District, GO UT, 5.25%, 1/1/2015	AA	1,067,910
2,015,000	Gainesville, GA, Water & Sewage, 5.50% (FSA INS), 11/15/2014	AAA	2,166,044
1,780,000	Georgia State, (Series A), 6.00%, 4/1/2015	AAA	2,036,765
1,000,000	Georgia State, (Series B), 5.75%, 3/1/2010	AAA	1,112,620
1,000,000	Georgia State, (Series C), 5.00% (Original Issue Yield: 5.20%), 7/1/2009	AAA	1,063,830
1,970,000	Georgia State, (Series C), 6.00% (Original Issue Yield: 5.17%), 7/1/2012	AAA	2,215,009
1,140,000	Georgia State, (Series C), 6.25% (Original Issue Yield: 5.60%), 8/1/2011	AAA	1,324,566
1,250,000	Georgia State, (Series C), 6.25% (Original Issue Yield: 4.95%), 8/1/2013	AAA	1,458,588
1,000,000	Georgia State, (Series C), 7.25% (Original Issue Yield: 4.95%), 7/1/2005	AAA	1,134,880
1,750,000	Georgia State, (Series C), 7.25% (Original Issue Yield: 5.25%), 7/1/2008	AAA	2,074,695
1,200,000	Georgia State, (Series D), 5.25% (Original Issue Yield: 4.33%), 10/1/2014	AAA	1,288,776
Principal Amount		Credit* Rating	Value

Long-Term Municipals—continued
	Georgia—continued
$500,000	Georgia State, GO UT (Series C), 6.50% (Original Issue Yield: 6.63%), 4/1/2006	AAA	$560,150
2,000,000	Georgia State, GO UT (Series D), 6.80%, 8/1/2005	AAA	2,246,640
1,005,000	Georgia State, GO UT (Series B), 7.20%, 3/1/2006	AAA	1,149,609
765,000	Georgia State, GO UT (Series C), 7.25%, 7/1/2004	AAA	848,362
1,000,000	Gwinnett County, GA, Certificates of Participation, 8.50% (Original Issue Yield: 6.50%), 8/1/2002	AAA	1,042,760
1,835,000	Gwinnett County, GA, Housing Authority, Refunding Revenue Bonds (Series A), 5.50% (Federal National Mortgage Association COL), 4/1/2026	AAA	1,916,566
2,000,000	Gwinnett County, GA, Water and Sewer Authority, 5.00% (Original Issue Yield: 5.25%), 8/1/2017	AAA	2,028,680
1,000,000	Henry County, GA, School District, GO UT (Series A), 6.45%, 8/1/2011	AA-	1,151,280
1,000,000	Henry County, GA, School District, GO UT, 5.125% (Original Issue Yield: 4.64%), 8/1/2014	AA-	1,044,200
1,000,000	Henry County, GA, Water & Sewer Authority, Refunding Revenue Bonds, 5.625% (FGIC INS)/(Original Issue Yield: 5.87%), 2/1/2030	AAA	1,049,820
1,000,000	Macon-Bibb County, GA, Hospital Authority, Refunding Revenue Bonds, (Series A), 5.30% (FGIC INS), 8/1/2011	AAA	1,070,600
3,425,000	Marietta, GA, GO UT (Series A) School Improvement Bonds, 4.50% (Original Issue Yield: 4.88%), 2/1/2019	AA	3,200,868
(See Notes to Portfolios of Investments)

Wachovia Georgia Municipal Bond Fund
P rincipal Amount		Credit* Rating	Value

Long-Term Municipals—continued
	Georgia—continued
$500,000	Meriwether County, GA, School District, GO UT, 7.00% (FSA INS), 2/1/2007	AAA	$574,800
1,000,000	Metropolitan Atlanta Rapid Transit Authority, (Series P), 6.25% (AMBAC INS)/(Original Issue Yield: 6.35%), 7/1/2011	AAA	1,150,560
1,000,000	Municipal Electric Authority of Georgia, (Series A), 5.25% (MBIA INS)/(Original Issue Yield: 4.64%), 1/1/2013	AAA	1,064,410
1,000,000	Paulding County, GA, School District, GO UT, (Series A), 6.625% (Original Issue Yield: 6.75%), 2/1/2009	A	1,155,410
1,150,000	Private Colleges & Universities Facilities of GA, (Series A), 5.50% (Original Issue Yield: 5.76%), 11/1/2025	AA	1,191,343
1,000,000	Private Colleges & Universities Facilities of GA, (Series A), 5.50% (Original Issue Yield: 5.68%), 11/1/2033	AA	1,035,910
1,000,000	Private Colleges & Universities Facilities of GA, (Series A), 5.75% (Original Issue Yield: 5.45%), 11/1/2017	AA	1,085,020
1,000,000	Private Colleges & Universities Facilities of GA, Refunding Revenue Bonds, 5.625% (Agnes Scott College Project)/(Original Issue Yield: 5.70%), 6/1/2023	AA	1,020,660
1,000,000	Private Colleges & Universities Facilities of GA, Refunding Revenue Bonds, 6.00% (MBIA INS)/(Original Issue Yield: 6.00%), 11/1/2002	AAA	1,036,850
Principal Amount or Shares		Credit* Rating	Value

Long-Term Municipals—continued
	Georgia—continued
$2,000,000	Richmond County, GA, Public Facilities, Inc., Certificates of Participation, 6.10% (AMBAC INS), 11/1/2020	Aaa	$2,206,760
1,000,000	Rockdale County, GA, School District, GO UT, 6.20%, 1/1/2006	A1	1,094,570
1,500,000	Rockdale County, GA, School District, GO UT, 6.30%, 1/1/2007	A1	1,651,080
2,335,000	Savannah, GA, Resources Recovery Development Authority, Revenue Bonds, 6.30% (Savannah Energy Systems Co.), 12/1/2006	A+	2,358,630

	Total Long-Term Municipals (identified cost $120,100,236)		123,735,242

Registered Investment Companies—2.4%
957	AIM Global Management Short-Term Investments		957
32	Dreyfus Tax Exempt Fund		32
3,171,507	Federated Tax-Free Obligations Fund		3,171,507
394	Fidelity Tax Exempt Money Market Fund		394

	Total Registered Investment Companies (at net asset value)		3,172,890

	Total Investments (identified cost $123,273,126)		$126,908,132

(See Notes to Portfolios of Investments)

Wachovia North Carolina Municipal Bond Fund (Class A Shares)

Growth of $10,000 Invested in Wachovia North Carolina Municipal Bond Fund (Class A Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Wachovia North Carolina Municipal Bond Fund (Class A Shares) (the “Fund” ) from December 23, 1994 (start of performance) to November 30, 2001 compared to the Lehman Brothers Municipal Bond Index (LBMBI).**

AVERAGE ANNUAL TOTAL RETURN*** FOR THE PERIOD ENDED NOVEMBER 30, 2001
1 Year	2.67%
5 Year	3.79%
Start of Performance (12/23/94) (cumulative)	44.95%
Start of Performance (12/23/94)	5.49%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund’s performance assumes the reinvestment of all dividends and distributions. The LBMBI has been adjusted to reflect reinvestment of dividends on securities in the index.

**
The LBMBI is a benchmark index that includes investment-grade, tax-exempt, and fixed-rate bonds with long-term maturities (greater than 2 years) selected from issues larger than $50 million. The bonds are rated A or better and represent a variety of coupon ranges. The LBMBI is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

***
Total returns quoted reflect all applicable sales charges and contingent deferred sales charges. Total returns at net asset value (i.e., without adjusting for the applicable sales charge) for the 1-year, 5-year, start of performance (12/23/94) (cumulative) and start of performance (12/23/94) periods were 7.54%, 4.75%, 51.76% and 6.19%, respectively.

Wachovia North Carolina Municipal Bond Fund (Class Y Shares)

Growth of $10,000 Invested in Wachovia North Carolina Municipal Bond Fund (Class Y Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Wachovia North Carolina Municipal Bond Fund (Class Y Shares) (the “Fund”) from July 23, 1996 (start of performance) to November 30, 2001 compared to the Lehman Brothers Municipal Bond Index (LBMBI).**

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2001
1 Year	7.81%
5 Year	5.01%
Start of Performance (7/23/96) (cumulative)	33.47%
Start of Performance (7/23/96)	5.53%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*	The Fund’s performance assumes the reinvestment of all dividends and distributions. The LBMBI has been adjusted to reflect the reinvestment of dividends on securities in the index.
**
The LBMBI is a benchmark index that includes investment-grade, tax-exempt, and fixed-rate bonds with long-term maturities (greater than 2 years) selected from issues larger than $50 million. The LBMBI is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

Wachovia North Carolina Municipal Bond Fund
Portfolio of Investments

November 30, 2001

Principal Amount		Credit Rating*	Value

Long-Term Municipals—98.1%
	North Carolina—98.1%
$3,175,000	Brunswick County, NC, GO UT, 4.75%-5.00% (FGIC INS)/(Original Issue Yield: 4.50%-4.89%), 5/1/2012-5/1/2016	AAA	$3,253,900
1,030,000	Buncombe County, NC, GO UT Bonds, 4.90% (Original Issue Yield: 5.15%), 4/1/2014	AA	1,062,373
1,650,000	Burlington, NC, GO UT, 5.20% (AMBAC INS)/(Original Issue Yield: 5.10%), 2/1/2013	AAA	1,758,999
1,500,000	Cabarrus County, NC, Refunding Revenue Bonds, 5.50% (Original Issue Yield: 4.90%), 4/1/2015	AA–	1,592,895
1,400,000	Carteret County, NC, GO UT Bonds, 5.40% (MBIA INS)/(Original Issue Yield: 5.60%), 5/1/2015	AAA	1,469,426
1,300,000	Carteret County, NC, GO UT School Improvements, 5.40% (MBIA INS)/(Original Issue Yield: 5.55%), 5/1/2013	AAA	1,373,151
1,305,000	Carteret County, NC, GO UT School Improvements, 5.40% (MBIA INS)/(Original Issue Yield: 5.55%), 5/1/2014	AAA	1,374,765
1,000,000	Cary, NC, GO UT, 5.00% (Original Issue Yield: 4.66%), 3/1/2014	AAA	1,046,150
1,500,000	Cary, NC, Refunding Revenue Bonds, 5.00% (Original Issue Yield: 5.10%), 12/1/2022	AA	1,485,180
4,500,000	Cary, NC, Water & Public Improvements, 5.00% (Original Issue Yield: 4.94%), 3/1/2017	AAA	4,603,545
Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	North Carolina—continued
$4,425,000	Cary, NC, Water & Public Improvements, 5.00% (Original Issue Yield: 5.05%), 3/1/2019	AAA	$4,462,922
3,325,000	Charlotte, NC Water & Sewer System, Refunding Revenue Bonds, 5.00% (Original Issue Yield: 4.26%), 6/1/2009	AAA	3,533,145
1,690,000	Charlotte, NC Water & Sewer System, Refunding Revenue Bonds, 5.00% (Original Issue Yield: 5.15%), 6/1/2019	AAA	1,698,923
1,000,000	Charlotte, NC Water & Sewer System, Refunding Revenue Bonds, 5.00% (Original Issue Yield: 5.20%), 6/1/2021	AAA	1,000,400
1,515,000	Charlotte, NC Water & Sewer System, Revenue Bonds, 5.00% (Original Issue Yield: 4.70%), 6/1/2008	AA+	1,603,218
2,000,000	Charlotte, NC Water & Sewer System, Revenue Bonds, 5.125% (Original Issue Yield: 5.15%), 6/1/2013	AA+	2,096,740
1,000,000	Charlotte, NC Water & Sewer System, Revenue Bonds, 5.20% (Original Issue Yield: 5.30%), 12/1/2011	AA+	1,055,220
1,700,000	Charlotte, NC Water & Sewer System, Revenue Bonds, 5.25% (Original Issue Yield: 5.66%), 6/1/2024	AA+	1,719,652
1,000,000	Charlotte, NC, GO UT, 5.25% (Original Issue Yield: 4.90%), 2/1/2013	AAA	1,062,120
1,000,000	Charlotte, NC, GO UT, 5.50% (Original Issue Yield: 5.35%), 6/1/2014	AAA	1,092,260
1,600,000	Charlotte, NC, GO UT, 5.50% (Original Issue Yield: 5.41%), 6/1/2015	AAA	1,739,264
4,490,000	Charlotte, NC, GO UT, 5.60% (Original Issue Yield: 5.77%), 6/1/2025	AAA	4,780,503

(See Notes to Portfolios of Investments)

Wachovia North Carolina Municipal Bond Fund

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	North Carolina—continued
$1,295,000	Charlotte, NC, GO UT, 5.00%, 6/1/2007	AAA	$1,364,062
1,000,000	Charlotte, NC, (Series A) GO UT, 5.50%, 7/1/2005	AAA	1,028,390
7,655,000	Charlotte, NC, 5.25% (Original Issue Yield: 5.03%), 2/1/2020	AAA	7,898,812
7,290,000	Charlotte, NC, 5.25% (Original Issue Yield: 5.05%), 2/1/2021	AAA	7,510,377
1,000,000	Charlotte, NC, Certificates of Participation, (Series B), 5.00% (Original Issue Yield: 4.03%), 6/1/2011	AA+	1,052,940
3,695,000	Charlotte, NC, Certificates of Participation, 5.50% (Original Issue Yield: 5.55%), 12/1/2020	AA+	3,852,333
3,000,000	Charlotte, NC, Certificates of Participation, 5.50% (Original Issue Yield: 5.61%), 6/1/2025	AA+	3,113,520
1,090,000	Charlotte, NC, Certificates of Participation, Public Safety Facilities (Series D), 5.50% (Original Issue Yield: 5.55%), 6/1/2020	AA+	1,134,592
840,000	Charlotte, NC, GO UT Refunding Bonds, 5.00% (Original Issue Yield: 5.15%), 2/1/2012	AAA	889,753
3,000,000	Charlotte, NC, GO UT Refunding Bonds, 5.40%, 6/1/2012	AAA	3,160,650
2,205,000	Charlotte, NC, GO UT Refunding Bonds, 5.50% (Original Issue Yield: 5.55%), 7/1/2004	AAA	2,271,701
1,000,000	Charlotte, NC, GO UT, 5.00% (Original Issue Yield: 5.10%), 2/1/2020	AAA	1,006,480
1,000,000	Charlotte, NC, Storm Water Fee, 6.00%, 6/1/2025	AA+	1,093,680
2,000,000	Charlotte-Mecklenburg Hospital Authority, NC, Health Care Revenue Bonds (Series 2001A), 5.00% (Carolinas Healthcare System)/(Original Issue Yield: 5.30%), 1/15/2031	AA	1,878,940
Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	North Carolina—continued
$1,780,000	Charlotte-Mecklenburg Hospital Authority, NC, Refunding Bonds, 5.75% (Original Issue Yield: 6.50%), 1/1/2012	AA	$1,821,278
1,190,000	Charlotte-Mecklenburg Hospital Authority, NC, Refunding Bonds, 6.00% (Original Issue Yield: 6.25%), 1/1/2005	AA	1,217,846
1,000,000	Charlotte-Mecklenburg Hospital Authority, NC, Refunding Revenue Bonds, 5.00% (Original Issue Yield: 5.30%), 1/15/2017	AA	982,770
1,000,000	Charlotte-Mecklenburg Hospital Authority, NC, Revenue Bonds, 5.60% (Original Issue Yield: 5.70%), 1/15/2009	AA	1,062,840
2,375,000	Concord, NC, (Series B), 5.00% (Original Issue Yield: 5.12%), 12/1/2017	AAA	2,396,423
2,600,000	Concord, NC, Revenue Bonds (Series A), 5.00% (MBIA INS), 12/1/2017	AAA	2,619,682
2,000,000	Cumberland County, NC, GO UT, 5.00% (FGIC INS)/(Original Issue Yield: 5.15%), 3/1/2017	AAA	2,041,680
1,000,000	Dare County, NC, 5.125%, (AMBAC INS)/(Original Issue Yield: 5.25%), 6/1/2018	AAA	1,013,100
4,990,000	Durham County, NC, GO UT, 5.50%, 4/1/2011	AAA	5,496,585
1,000,000	Durham County, NC, Certificates of Participation, 6.00% (Original Issue Yield: 6.15%), 5/1/2014	NR	1,102,160
2,820,000	Durham County, NC, GO UT Bonds, 5.75% (Original Issue Yield: 5.95%), 2/1/2010	AAA	2,894,222
3,400,000	Durham County, NC, GO UT Public Improvement Bonds, 5.90%, 4/1/2012	AAA	3,701,546

(See Notes to Portfolios of Investments)

Wachovia North Carolina Municipal Bond Fund

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	North Carolina—continued
$10,000,000	Durham County, NC, GO UT, 5.50% (Durham, NC), 4/1/2010	AAA	$11,012,900
1,500,000	Durham County, NC, Refunding Bond, 5.00% (Original Issue Yield: 5.18%), 5/1/2014	AA+	1,537,755
1,000,000	Durham County, NC, Refunding Bond, 5.00%, 5/1/2007	AA+	1,059,500
2,130,000	Durham County, NC, Refunding Bonds, 5.00%, 5/1/2005	AA+	2,249,301
1,640,000	Durham, NC, 5.00% (Original Issue Yield: 4.47%), 4/1/2011	AA+	1,719,064
1,270,000	Durham, NC, 5.25% (Original Issue Yield: 4.70%), 4/1/2013	AA+	1,339,901
1,020,000	Durham, NC, 5.25% (Original Issue Yield: 4.90%), 4/1/2015	AA+	1,059,943
2,000,000	Durham, NC, GO UT Revenue Bonds, 5.80% (Original Issue Yield: 5.95%), 2/1/2012	AAA	2,127,440
1,000,000	Durham, NC, GO UT, 5.00% (Original Issue Yield: 4.90%), 4/1/2018	AAA	1,017,290
2,500,000	Forsyth County, NC, 5.00% (Original Issue Yield: 5.10%), 10/1/2018	AA+	2,504,250
2,000,000	Forsyth County, NC, Public Facility & Equipment Project, 5.125% (Original Issue Yield: 4.98%), 10/1/2017	AA+	2,030,220
1,960,000	Forsyth County, NC, GO UT Bonds, 4.90% (Original Issue Yield: 5.00%), 3/1/2007	AAA	2,052,747
2,510,000	Forsyth County, NC, GO UT Bonds, 5.40% (Original Issue Yield: 5.65%), 6/1/2006	AAA	2,584,371
Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	North Carolina—continued
$1,475,000	Gaston County, NC, GO UT, 5.50% (FGIC LOC), 3/1/2014	AAA	$1,616,305
1,100,000	Gaston County, NC, GO UT Bonds, 5.20% (AMBACINS)/(Original Issue Yield: 5.40%), 3/1/2015	AAA	1,142,713
500,000	Gastonia, NC, GO UT, 5.40% (MBIA INS), 5/1/2011	AAA	536,450
2,000,000	Greensboro, NC, Certificates of Participation (Series A), 5.625% (Original Issue Yield: 6.05%), 12/1/2015	A1	2,228,600
2,200,000	Greensboro, NC, GO UT Bonds, 4.70% (Original Issue Yield: 4.80%), 4/1/2014	AAA	2,242,636
1,035,000	Greensboro, NC, GO UT Bonds, 4.70% (Original Issue Yield: 4.90%), 4/1/2016	AAA	1,035,683
1,065,000	Greensboro, NC Enterprise System, (Series A), 5.00% (Original Issue Yield: 5.04%), 6/1/2016	AA-	1,080,219
1,465,000	Greensboro, NC Enterprise System, Revenue Bonds, 6.50%, 6/1/2006	AA-	1,633,358
1,000,000	Greensboro, NC Enterprise System, Water & Sewer Improvements (Series A), 5.30% (MBIA INS)/(Original Issue Yield: 5.518%), 6/1/2015	AAA	1,026,020
6,650,000	Greensboro, NC Enterprise System, Water & Sewer Improvements (Series A), 5.375% (Original Issue Yield: 5.594%), 6/1/2019	AA-	6,776,683
1,500,000	Greenville, NC, Recreational Facility Improvements, 4.875% (Original Issue Yield: 5.03%), 6/1/2016	AAA	1,506,540

(See Notes to Portfolios of Investments)

Wachovia North Carolina Municipal Bond Fund

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	North Carolina—continued
$550,000	Guilford County, NC, (Series B), 5.10% (Original Issue Yield: 5.23%), 10/1/2014	AAA	$581,850
600,000	High Point, NC, GO UT Revenue Bonds, 5.60%, 3/1/2008	AA	638,868
1,980,000	Iredell County, NC Iredell Memorial Hospital, 5.125% (AMBAC INS)/(Original Issue Yield: 5.30%), 10/1/2013	AAA	2,049,280
5,000,000	Iredell County, NC, Certificates of Participation, 6.125% (FGIC INS)/(Original Issue Yield: 6.23%), 6/1/2007	AAA	5,192,500
1,000,000	Johnston County, NC, GO UT, 5.00% (FGIC INS)/(Original Issue Yield: 4.83%), 6/1/2014	AAA	1,042,060
1,000,000	Johnston County, NC, GO UT, 5.00% (FGIC INS)/(Original Issue Yield: 5.17%), 6/1/2018	AAA	1,009,530
1,130,000	Lee County, NC, GO UT, 5.00% (MBIA INS)/(Original Issue Yield: 5.05%), 4/1/2009	AAA	1,190,399
1,725,000	Lee County, NC, GO UT, 5.00% (MBIA INS)/(Original Issue Yield: 5.15%), 4/1/2010	AAA	1,816,494
2,700,000	Lee County, NC, GO UT, 5.00% (MBIA INS)/(Original Issue Yield: 5.20%), 4/1/2011	AAA	2,842,074
7,300,000	Mecklenburg County, NC, (Series B), 4.40% (Original Issue Yield: 4.65%), 2/1/2014	AAA	7,208,166
6,500,000	Mecklenburg County, NC, (Series D), 5.00%, 4/1/2013	AAA	6,839,495
6,230,000	Mecklenburg County, NC, GO UT (Series B), 4.40% (Original Issue Yield: 4.60%), 2/1/2013	AAA	6,210,625
2,000,000	Mecklenburg County, NC, GO UT Bonds (Series A), 4.40% (Original Issue Yield: 4.65%), 2/1/2014	AAA	1,974,840
Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	North Carolina—continued
$4,405,000	Mecklenburg County, NC, GO UT Bonds, 4.80% (Original Issue Yield: 4.90%), 3/1/2009	AAA	$4,592,741
12,000,000	Mecklenburg County, NC, GO UT, 4.40%, 2/1/2010	AAA	12,243,000
1,175,000	Moore County, NC, GO UT Public Improvements, 4.90% (MBIA INS)/(Original Issue Yield: 4.95%), 6/1/2015	AAA	1,207,183
1,600,000	Moore County, NC, GO UT Public Improvement, 4.90% (MBIA INS)/(Original Issue Yield: 4.90%), 6/1/2014	AAA	1,656,816
1,000,000	New Hanover County, NC, Certificates of Participation, 5.00% (AMBAC INS)/(Original Issue Yield: 5.28%), 12/1/2020	AAA	993,330
1,195,000	New Hanover County, NC, Certificates of Participation, 4.80% (Original Issue Yield: 4.90%), 12/1/2009	AAA	1,250,328
1,250,000	New Hanover County, NC, Certificates of Participation, 4.90% (MBIA INS)/(Original Issue Yield: 5.00%), 12/1/2010	AAA	1,307,650
1,315,000	New Hanover County, NC, Certificates of Participation, 5.00% (MBIA INS)/(Original Issue Yield: 5.05%), 12/1/2011	AAA	1,375,411
1,600,000	New Hanover County, NC, GO UT, 5.00% (Original Issue Yield: 4.96%), 6/1/2018	AA-	1,627,952
2,475,000	New Hanover County, NC, GO UT Bonds, 4.80%, 2/1/2017	AA-	2,465,595
2,475,000	New Hanover County, NC, GO UT Bonds, 4.90%, 2/1/2018	AA-	2,471,832

(See Notes to Portfolios of Investments)

Wachovia North Carolina Municipal Bond Fund

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	North Carolina—continued
$1,000,000	North Carolina Eastern Municipal Power Agency, (Series B), 7.00% (Original Issue Yield: 6.25%), 1/1/2008	A	$1,135,460
3,640,000	North Carolina Eastern Municipal Power Agency, 4.50%, 1/1/2024		3,430,664
100,000	North Carolina Educational Facilities Finance Agency, Refunding Revenue Bonds, 6.00% (Davidson College)/(Original Issue Yield: 6.20%), 12/1/2012	AA	105,270
1,000,000	North Carolina Educational Facilities Finance Agency, Revenue Bonds (Series C), 6.75% (Duke University)/(Original Issue Yield: 6.769%), 10/1/2021	AA+	1,025,000
980,000	North Carolina HFA, (Series 10-B), 4.90% (AMBAC INS)/(Original Issue Yield: 4.90%), 7/1/2015	AAA	983,234
770,000	North Carolina Medical Care Commission, Refunding Revenue Bond, 5.00% (Original Issue Yield: 5.03%), 10/1/2004	AA	806,937
2,000,000	North Carolina Medical Care Commission, Refunding Revenue Bond, 5.40% (Original Issue Yield: 5.75%), 2/15/2011	A+	2,077,420
5,000,000	North Carolina Medical Care Commission, Refunding Revenue Bond, 5.50% (Original Issue Yield: 6.10%), 5/1/2015	AA-	5,054,400
2,550,000	North Carolina Medical Care Commission, Refunding Revenue Bond, 6.375% (FSA INS)/(Original Issue Yield: 6.49%), 8/15/2012	AAA	2,679,489
Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	North Carolina—continued
$1,355,000	North Carolina Medical Care Commission, Refunding Revenue Bonds, 4.625% (REX Healthcare)/(Original Issue Yield: 4.93%), 6/1/2011	AAA	$1,377,872
1,750,000	North Carolina Medical Care Commission, Refunding Revenue Bonds, 5.25% (Original Issue Yield: 5.70%), 5/1/2021	AA-	1,727,898
2,500,000	North Carolina Medical Care Commission, Revenue Bonds, 4.75% (Firsthealth of the Carolina's)/(Original Issue Yield: 5.14%), 10/1/2026	AA-	2,258,475
1,525,000	North Carolina Medical Care Commission, Revenue Refunding Bonds, 5.20% (Wilson Memorial Hospital)/(AMBAC INS)/(Original Issue Yield: 5.35%), 11/1/2010	AAA	1,598,841
2,500,000	North Carolina Municipal Power Agency No. 1, Refunding Revenue Bonds, 5.00% (Original Issue Yield: 7.393%), 1/1/2020	A	2,543,200
5,300,000	North Carolina State, GO UT, 4.60% (Original Issue Yield: 4.63%), 4/1/2013	AAA	5,379,818
530,000	North Carolina State, GO UT, 4.60% (Original Issue Yield: 4.80%), 4/1/2016	AAA	523,343
3,365,000	North Carolina State, GO UT, 4.60%, 4/1/2015	AAA	3,357,833
16,325,000	North Carolina State, (Series A), 4.75% (Original Issue Yield: 4.73%), 4/1/2011	AAA	17,030,403

(See Notes to Portfolios of Investments)

Wachovia North Carolina Municipal Bond Fund

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	North Carolina—continued
$2,300,000	North Carolina State, (Series A), 5.20% (Original Issue Yield: 5.40%), 3/1/2014	AAA	$2,413,804
1,170,000	North Carolina State, (Series A), 5.25% (Original Issue Yield: 5.45%), 3/1/2016	AAA	1,227,634
2,850,000	North Carolina State, GO UT (Series A), 4.75% (Original Issue Yield: 5.00%), 2/1/2012	AAA	2,928,404
5,000,000	North Carolina State, GO UT (Series A), 5.20% (Original Issue Yield: 5.45%), 3/1/2015	AAA	5,223,400
3,000,000	North Carolina State, GO UT (Series B), 4.50% (Original Issue Yield: 4.55%), 6/1/2005	AAA	3,063,990
1,000,000	North Carolina State, GO UT Refunding Bonds (Series C), 4.80% (North Carolina Prison Facilities)/(Original Issue Yield: 4.85%), 3/1/2009	AAA	1,021,700
11,035,000	North Carolina State, GO UT, 4.75% (Original Issue Yield: 4.93%), 4/1/2014	AAA	11,256,693
1,000,000	North Carolina State, GO UT, 5.10%, 3/1/2008	AAA	1,062,230
6,625,000	North Carolina State, GO, 4.60%, 3/1/2006	AAA	6,775,918
5,000,000	North Carolina State, GO, 4.60%, 4/1/2012	AAA	5,111,700
1,000,000	North Carolina State, Public Improvement GO UT Bonds (Series 1999A), 5.25% (Original Issue Yield: 5.38%), 3/1/2015	AAA	1,055,600
575,000	Onslow County, NC, GO UT Bonds, 5.70% (MBIA INS)/(Original Issue Yield: 5.85%), 3/1/2013	AAA	608,500
1,000,000	Orange County, NC Certificates of Participation, 4.65%, 11/1/2009	AA-	1,032,400
Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	North Carolina—continued
$1,190,000	Orange County, NC Certificates of Participation, 4.55% (Original Issue Yield: 4.549%), 11/1/2006	AA-	$1,242,431
1,325,000	Orange County, NC, GO UT, 5.30% (Original Issue Yield: 5.25%), 4/1/2014	AA+	1,418,214
1,115,000	Orange County, NC, GO UT, 5.30%, 4/1/2015	AA+	1,185,412
2,500,000	Orange County, NC, GO UT Bonds, 5.50% (Original Issue Yield: 5.75%), 2/1/2013	AA+	2,686,700
2,965,000	Orange County, NC, GO UT, 5.00% (Original Issue Yield: 4.30%), 2/1/2012	AA+	3,130,595
2,945,000	Orange County, NC, GO UT, 5.25% (Original Issue Yield: 4.40%), 2/1/2013	AA+	3,165,198
750,000	Piedmont Triad Airport Authority, NC, (Series A), 4.25% (FSA INS)/(Original Issue Yield: 3.92%), 7/1/2007	AAA	762,473
1,000,000	Pitt County, NC, (Series A), 5.25% (FSA INS)/(Original Issue Yield: 5.85%), 4/1/2025	AAA	1,011,460
3,000,000	Pitt County, NC, Refunding Bonds, 5.25% (Pitt County Memorial Hospital)/(Original Issue Yield: 5.85%), 12/1/2021	Aaa	3,050,130
3,000,000	Pitt County, NC, Refunding Bonds, 5.30% (Pitt County Memorial Hospital)/(Original Issue Yield: 5.40%), 12/1/2009	Aaa	3,191,250
2,380,000	Pitt County, NC, Refunding Revenue Bonds, 5.10% (Pitt County Memorial Hospital)/(Original Issue Yield: 5.20%), 12/1/2007	Aaa	2,541,721
3,635,000	Pitt County, NC, Refunding Revenue Bonds, 5.20% (Pitt County Memorial Hospital)/(Original Issue Yield: 5.30%), 12/1/2008	Aaa	3,865,968
1,000,000	Raleigh & Durham, NC Airport Authority, (Series A), 5.50% (FGIC INS)/(Original Issue Yield: 4.04%), 11/1/2008	Aaa	1,082,000

(See Notes to Portfolios of Investments)

Wachovia North Carolina Municipal Bond Fund

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	North Carolina—continued
$1,000,000	Raleigh, NC Combined Enterprise System, Revenue Bonds (Series 2001), 4.75% (Original Issue Yield: 5.00%), 3/1/2026	AAA	$941,590
2,000,000	Raleigh, NC Combined Enterprise System, Revenue Bonds, 4.75% (Original Issue Yield: 5.00%), 3/1/2012	AAA	1,941,380
1,045,000	Raleigh, NC, Refunding Bonds, 5.00%, 4/1/2005	AAA	1,106,571
1,025,000	Sanford, NC, GO UT Bonds, 4.90% (MBIA INS), 3/1/2009	AAA	1,071,832
1,965,000	Union County, NC, GO UT, 4.75% (Original Issue Yield: 4.66%), 3/1/2014	AA-	1,989,484
2,750,000	Union County, NC, GO UT, 4.75% (Original Issue Yield: 4.76%), 3/1/2015	AA-	2,759,213
5,000,000	Union County, NC, GO UT, 4.75% (Original Issue Yield: 4.90%), 3/1/2017	AA-	4,906,550
2,085,000	University of North Carolina at Chapel Hill, (Series A), 5.00% (Original Issue Yield: 3.97%), 12/1/2008	AA+	2,214,520
3,200,000	University of North Carolina at Chapel Hill, Utility Refunding Bonds, 5.00% (Original Issue Yield: 5.60%), 8/1/2010	AA	3,303,232
2,000,000	University of North Carolina, (Series C), 5.125% (AMBAC INS)/(Original Issue Yield: 5.25%), 4/1/2018	AAA	2,020,680
1,300,000	University of North Carolina, Pool, 5.00% (AMBAC INS)/(Original Issue Yield: 4.80%), 10/1/2008	AAA	1,377,415
Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	North Carolina—continued
$1,255,000	University of North Carolina, Refunding Revenue Bonds, 5.75% (AMBAC INS)/(Original Issue Yield: 5.20%), 10/1/2013	AAA	$1,385,909
1,300,000	Wake County, NC, GO UT, 4.75% (Original Issue Yield: 4.80%), 2/1/2015	AAA	1,320,956
3,000,000	Wake County, NC, (Series B), 4.50% (Original Issue Yield: 4.00%), 2/1/2007	AAA	3,121,170
7,500,000	Wake County, NC, (Series B), 4.50% (Original Issue Yield: 4.70%), 2/1/2014	AAA	7,475,250
2,000,000	Wake County, NC, (Series B), 5.25% (Original Issue Yield: 4.91%), 2/1/2017	AAA	2,100,280
3,000,000	Wake County, NC, GO UT Bonds, 4.50% (Original Issue Yield: 4.72%), 3/1/2010	AAA	3,071,520
5,960,000	Wake County, NC, GO UT Bonds, 4.60% (Original Issue Yield: 4.87%), 3/1/2012	AAA	6,072,406
1,375,000	Wake County, NC, Hospital Revenue Bonds, 5.125% (MBIA INS)/(Original Issue Yield: 5.35%), 10/1/2026	AAA	1,399,200
1,250,000	Winston-Salem, NC Certificates of Participation, (Series A), 5.00%, 6/1/2015	AA+	1,281,350
1,000,000	Winston-Salem, NC Certificates of Participation, (Series C), 5.00% (Original Issue Yield: 5.22%), 6/1/2021	AA+	984,700
1,050,000	Winston-Salem, NC Certificates of Participation, 5.00% (Original Issue Yield: 4.41%), 6/1/2013	AA+	1,095,297
1,050,000	Winston-Salem, NC Certificates of Participation, 5.00% (Original Issue Yield: 4.70%), 6/1/2016	AA+	1,066,075

(See Notes to Portfolios of Investments)

Wachovia North Carolina Municipal Bond Fund

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	North Carolina—continued
$4,670,000	Winston-Salem, NC Certificates of Participation, 5.00% (Original Issue Yield: 4.92%), 6/1/2020	AA+	$4,628,297
2,745,000	Winston-Salem, NC Water & Sewer System, Revenue Bonds, 4.80% (Original Issue Yield: 4.90%), 6/1/2013	AAA	2,811,017
3,350,000	Winston-Salem, NC Water & Sewer System, Revenue Bonds, 4.875% (Original Issue Yield: 4.95%), 6/1/2014	AAA	3,427,251
1,980,000	Winston-Salem, NC, (Series C), 5.25% (Original Issue Yield: 4.90%), 6/1/2015	AA+	2,052,706

	Total Long-Term Municipals (identified cost $409,247,615)		$422,515,954

Shares		Value

Registered Investment Companies—0.6%
724	AIM Global Management Short Term Investment Co.	$724
581	Dreyfus Tax Exempt Money Market Fund	581
2,379,587	Federated Tax-Free Obligations Fund	2,379,587
531	Fidelity Tax Exempt Money Market Fund	531

	Total Registered Investment Companies (at net asset value)	2,381,423

	Total Investments (identified cost $411,629,038)	$424,897,377

(See Notes to Portfolios of Investments)

Wachovia South Carolina Municipal Bond Fund (Class A Shares)

Growth of $10,000 Invested in Wachovia South Carolina Municipal Bond Fund (Class A Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Wachovia South Carolina Municipal Bond Fund (Class A Shares) (the “Fund” ) from November 30, 1991 to November 30, 2001 compared to the Lehman Brothers Municipal Bond Index (LBMBI).**

AVERAGE ANNUAL TOTAL RETURN*** FOR THE PERIOD ENDED NOVEMBER 30, 2001
1 Year	2.66%
5 Year	4.04%
10 Year	5.81%
Start of Performance (1/11/91) (cumulative)	88.52%
Start of Performance (1/11/91)	6.00%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund’s performance assumes the reinvestment of all dividends and distributions. The LBMBI has been adjusted to reflect reinvestment of dividends on securities in the index.

**
The LBMBI is a benchmark index that includes investment-grade, tax-exempt, and fixed-rate bonds with long-term maturities (greater than 2 years) selected from issues larger than $50 million. The LBMBI is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. Investments cannot be made in an index.

***
Total returns quoted reflect all applicable sales charges and contingent deferred sales charges. Total returns at net asset value (i.e., without adjusting for the applicable sales charge) for the 1-year, 5-year, 10-year, start of performance (1/11/91) (cumulative) and start of performance (1/11/91) periods were 7.49%, 5.00%, 6.30%, 97.38% and 6.44%, respectively.

Wachovia South Carolina Municipal Bond Fund (Class Y Shares)

Growth of $10,000 Invested in Wachovia South Carolina Municipal Bond Fund (Class Y Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Wachovia South Carolina
Municipal Bond Fund (Class Y Shares) (the “Fund”) from July 23, 1996 (start of performance) to
November 30, 2001 compared to the Lehman Brothers Municipal Bond Index (LBMBI).**

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2001
1 Year	7.76%
5 Year	5.25%
Start of Performance (7/23/96) (cumulative)	35.43%
Start of Performance (7/23/96)	5.82%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*	The Fund’s performance assumes the reinvestment of all dividends and distributions. The LBMBI has been adjusted to reflect the reinvestment of dividends on securities in the index.
**
The LBMBI is a benchmark index that includes investment-grade, tax-exempt, and fixed-rate bonds with long-term maturities (greater than 2 years) selected from issues larger than $50 million. The LBMBI is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. Investments cannot be made in an index.

Wachovia South Carolina Municipal Bond Fund
Portfolio of Investments

November 30, 2001

Principal Amount		Credit Rating *	Value

Long-Term Municipals—99.7%
	South Carolina—99.1%
$600,000	Aiken County, SC, 5.125%, 4/1/2005	Aa1	$637,518
5,000,000	Anderson County, SC, School District No. 002, GO UT, (Series B), 5.125% (MBIA INS)/(Original Issue Yield: 5.77%), 3/1/2025	AAA	5,003,250
500,000	Anderson County, SC, School District No. 002, GO UT, (Series B), 5.25% (Original Issue Yield: 5.70%), 3/1/2021	AA+	507,095
850,000	Barnwell County, SC, School District No. 45, GO UT, 5.40% (Original Issue Yield: 5.45%), 2/1/2009	AAA	895,994
1,300,000	Beaufort County, SC, GO UT, 5.00% (FGIC INS)/(Original Issue Yield: 4.75%), 2/1/2013	AAA	1,351,662
1,000,000	Beaufort County, SC, GO UT, 5.00% (FGIC INS)/(Original Issue Yield: 4.85%), 2/1/2014	AAA	1,032,990
1,160,000	Beaufort County, SC, GO UT, 5.25% (FGIC INS)/(Original Issue Yield: 5.10%), 2/1/2017	AAA	1,196,969
1,415,000	Beaufort County, SC, GO UT, 5.65% (MBIA INS)/(Original Issue Yield: 5.65%), 12/1/2009	AAA	1,427,891
1,600,000	Beaufort County, SC, School District, GO UT, 5.00% (Original Issue Yield: 4.80%), 3/1/2015	Aa1	1,641,008
2,395,000	Beaufort County, SC, School District, GO UT, 5.00% (Original Issue Yield: 4.89%), 3/1/2016	Aa1	2,438,350
2,685,000	Beaufort County, SC, School District, (Series A), 5.00% (Original Issue Yield: 5.03%), 3/1/2018	Aa1	2,703,580
Principal Amount		Credit Rating *	Value

Long-Term Municipals—continued
	South Carolina—continued
$4,000,000	Beaufort-Jasper, SC, Water & Sewer Authority, Refunding Revenue Bonds, 5.00% (FSA INS)/(Original Issue Yield: 5.07%), 3/1/2021	Aaa	$3,956,320
750,000	Berkeley County, SC, Pollution Control Facilities, 6.50% (South Carolina Electric and Gas), 10/1/2014	A-	795,450
3,000,000	Berkeley County, SC, School District, GO UT, 5.00% (Original Issue Yield: 5.70%), 4/1/2020	AA+	3,000,810
2,000,000	Berkeley County, SC, School District, GO UT, 5.375% (Original Issue Yield: 5.45%), 4/1/2015	AA+	2,104,060
4,500,000	Berkeley County, SC, School District, GO UT, 5.375% (Original Issue Yield: 5.50%), 4/1/2016	AA+	4,705,605
5,000,000	Berkeley County, SC, School District, GO UT, 5.375% (Original Issue Yield: 5.55%), 4/1/2017	AA+	5,204,000
2,200,000	Berkeley County, SC, School District, GO UT, 5.375%, 4/1/2014	AA+	2,330,086
3,705,000	Berkeley County, SC, School District, GO UT, 5.375%, 4/1/2018	AA+	3,835,527
5,500,000	Berkeley County, SC, School District, GO UT, 5.375%, 4/1/2019	AA+	5,674,735
2,270,000	Berkeley County, SC, School District, Certificates of Participation, 5.15% (MBIA INS)/(Original Issue Yield: 5.15%), 2/1/2008	AAA	2,388,903
1,500,000	Berkeley County, SC, Water & Sewer, Refunding Revenue Bonds, 5.50% (MBIA INS)/(Original Issue Yield: 5.55%), 6/1/2013	AAA	1,569,195

(See Notes to Portfolios of Investments)

Wachovia South Carolina Municipal Bond Fund

Principal Amount		Credit Rating *	Value

Long-Term Municipals—continued
	South Carolina—continued
$2,420,000	Berkeley County, SC, Water & Sewer, Refunding Revenue Bonds, 5.55% (MBIA INS)/(Original Issue Yield: 5.60%), 6/1/2014	AAA	$2,534,272
1,000,000	Camden, SC, Public Utility, Refunding Revenue Bonds, 5.50% (MBIA INS)/(Original Issue Yield: 5.80%), 3/1/2022	AAA	1,027,270
1,105,000	Charleston County, SC, Airport District, Airport System Refunding Revenue Bonds, 4.75% (MBIA INS), 7/1/2015	AAA	1,088,116
3,200,000	Charleston County, SC, School District, GO UT, 5.00% (FSA INS)/(Original Issue Yield: 5.10%), 2/1/2020	AAA	3,197,120
3,890,000	Charleston County, SC, School District, GO UT, 5.00% (FSA INS)/(Original Issue Yield: 5.12%), 2/1/2021	AAA	3,877,863
5,760,000	Charleston County, SC, School District, GO UT, 5.00% (FSA INS)/(Original Issue Yield: 5.17%), 2/1/2023	AAA	5,726,131
1,670,000	Charleston County, SC, School District, GO UT, 5.00% (South Carolina State Educational Assistance Authority LOC), 2/1/2017	AA+	1,691,827
1,535,000	Charleston County, SC, GO UT, 5.25% (Original Issue Yield: 5.33%), 5/1/2020	AA+	1,562,906
1,250,000	Charleston County, SC, GO UT, 5.50%, 6/1/2014	AA+	1,355,213
4,000,000	Charleston County, SC, (Series A), 5.125% (FSA INS)/(Original Issue Yield: 4.88%), 8/15/2015	AAA	4,147,520
5,500,000	Charleston County, SC, 5.50% (Charleston Public Facilities Corp.)/(MBIA INS)/(Original Issue Yield: 5.70%), 12/1/2015	AAA	5,646,410
3,495,000	Charleston County, SC, 6.00% (MBIA INS)/(Original Issue Yield: 5.40%), 12/1/2009	AAA	3,925,165
Principal Amount		Credit Rating *	Value

Long-Term Municipals—continued
	South Carolina—continued
$3,010,000	Charleston, SC, Waterworks and Sewer, 5.00% (MBIA INS), 1/1/2022	AAA	$2,970,449
1,000,000	Charleston, SC, Waterworks and Sewer, 6.00% (Original Issue Yield: 6.242%), 1/1/2012	AA-	1,023,400
3,700,000	Charleston, SC, Waterworks and Sewer, Refunding Revenue Bonds, 5.125% (Original Issue Yield: 4.30%), 1/1/2010	AA-	3,915,562
4,295,000	Charleston, SC, Waterworks and Sewer, Refunding Revenue Bonds, 5.125%, 1/1/2013	AA-	4,536,723
3,205,000	Charleston, SC, Waterworks and Sewer, Refunding Revenue Bonds, 5.125% (Original Issue Yield: 4.73%), 1/1/2016	AA-	3,345,732
1,000,000	Charleston, SC, Waterworks and Sewer, Refunding Revenue Bonds, 5.25% (Original Issue Yield: 4.86%), 1/1/2018	AA-	1,022,350
7,030,000	Charleston, SC, Waterworks and Sewer, Refunding Revenue Bonds, 6.00% (AMBAC INS)/(Original Issue Yield: 6.201%), 1/1/2016	AAA	7,194,643
2,000,000	Charleston, SC, Waterworks and Sewer, Refunding Revenue Bonds, 6.00% (Original Issue Yield: 6.285%), 1/1/2018	AA-	2,046,800
250,000	Charleston, SC, GO UT, (Series A), 6.30%, 9/1/2005	AA	255,030
1,245,000	Charleston, SC, GO UT, (Series B), 5.00%, 7/1/2011	AA+	1,314,334
1,155,000	Chester County, SC, School District, GO UT, 5.30% (AMBAC INS)/(Original Issue Yield: 5.45%), 2/1/2011	AAA	1,178,227
1,140,000	Chester County, SC, School District, GO UT, 5.30% (AMBAC INS)/(Original Issue Yield: 5.50%), 2/1/2012	AAA	1,161,352
1,245,000	Citadel Military College, Refunding Revenue Bonds, 5.125% (AMBAC INS)/(Original Issue Yield: 5.35%), 4/1/2017	AAA	1,259,741

(See Notes to Portfolios of Investments)

Wachovia South Carolina Municipal Bond Fund

Principal Amount		Credit Rating *	Value

Long-Term Municipals—continued
	South Carolina—continued
$1,785,000	Clemson University, Revenue Bonds, 6.00% (AMBAC INS), 5/1/2013	AAA	$1,984,759
2,000,000	Columbia, SC, Parking Facilities Refunding Revenue Bonds, 5.875% (AMBAC INS)/(Original Issue Yield: 6.007%), 12/1/2013	AAA	2,155,720
500,000	Columbia, SC, Waterworks & Sewer System, Refunding Revenue Bonds, 5.50% (Original Issue Yield: 5.65%), 2/1/2009	AA	542,910
3,970,000	Columbia, SC, Waterworks & Sewer System, Refunding Revenue Bonds, 5.70%, 2/1/2010	AA	4,379,426
1,065,000	Dorchester County, SC, School District No. 002, GO UT, 5.125% (FGIC INS)/(Original Issue Yield: 5.25%), 2/1/2012	AAA	1,093,031
2,250,000	Dorchester County, SC, School District No. 002, GO UT, 5.20% (FGIC INS)/(Original Issue Yield: 5.35%), 2/1/2017	AAA	2,276,460
3,000,000	Dorchester County, SC, School District No. 002, GO UT, 5.20% (FGIC INS), 2/1/2018	AAA	3,026,280
870,000	Edgefield County, SC, School District, GO UT, 6.40% (FSA INS)/(Original Issue Yield: 6.60%), 2/1/2009	AAA	929,569
2,000,000	Fairfield County, SC, PCR, 6.50% (South Carolina Electric and Gas), 9/1/2014	A	2,118,080
1,000,000	Fairfield County, SC, PCR, 6.50% (South Carolina Electric and Gas)/(MBIA INS), 9/1/2014	AAA	1,062,180
Principal Amount		Credit Rating *	Value

Long-Term Municipals—continued
	South Carolina—continued
$1,205,000	Fairfield County, SC, School District, Certificates of Participation, 5.50% (Fairfield Primary Geiger)/(Asset Guaranty GTD)/(Original Issue Yield: 5.60%), 3/1/2007	AA	$1,282,445
1,000,000	Florence County, SC, Hospital, Refunding Revenue Bonds, 5.25% (FGIC INS)/(Original Issue Yield: 5.457%), 11/1/2009	AAA	1,037,000
1,485,000	Florence County, SC, Law Enforcement Control Project, 5.70% (AMBAC INS)/(Original Issue Yield: 5.90%), 3/1/2003	AAA	1,546,034
1,220,000	Florence County, SC, Law Enforcement Control Project, 6.00% (AMBAC INS)/(Original Issue Yield: 6.15%), 3/1/2006	AAA	1,290,333
1,600,000	Florence, SC, Water & Sewer, Refunding Revenue Bonds, 5.20% (AMBAC INS)/(Original Issue Yield: 5.35%), 3/1/2007	AAA	1,657,280
2,000,000	Georgetown County, SC, GO UT, 5.75%, 3/1/2013	AA+	2,212,080
2,000,000	Grand Strand Water & Sewage Authority, SC, Refunding Revenue Bonds, 5.00% (FSA INS), 6/1/2026	AAA	1,968,080
2,900,000	Grand Strand Water & Sewage Authority, SC, Refunding Revenue Bonds, 5.00% (FSA INS)/(Original Issue Yield: 5.15%), 6/1/2031	AAA	2,840,840
3,805,000	Grand Strand Water & Sewage Authority, SC, Refunding Revenue Bonds, 6.375% (South Carolina Waterworks & Sewer System)/(MBIA INS)/(Original Issue Yield: 6.508%), 6/1/2012	AAA	4,429,857

(See Notes to Portfolios of Investments)

Wachovia South Carolina Municipal Bond Fund

Principal Amount		Credit Rating *	Value

Long-Term Municipals—continued
	South Carolina—continued
$1,800,000	Grand Strand Water & Sewage Authority, SC, Waterworks & Sewer System Refunding Revenue Bonds, 6.00% (MBIA INS)/(Original Issue Yield: 6.595%), 6/1/2019	AAA	$1,824,804
1,120,000	Greenville County, SC, GO UT, 5.40%, 4/1/2021	AAA	1,156,814
2,700,000	Greenville County, SC, GO UT, 5.50%, 4/1/2025	AAA	2,808,729
980,000	Greenville County, SC, GO UT, (Library Project), 5.35% (Original Issue Yield: 5.45%), 4/1/2019	AAA	1,010,948
2,840,000	Greenville, SC, Hospital System Facilities, Refunding Revenue Bonds, (Series A), 5.00% (Original Issue Yield: 5.15%), 5/1/2004	AA	2,949,624
1,000,000	Greenville, SC, Hospital System Facilities, Refunding Revenue Bonds, (Series A), 5.75% (Original Issue Yield: 6.00%), 5/1/2014	AA	1,049,940
2,000,000	Greenville, SC, Waterworks Revenue, Revenue Bonds, 5.50% (Original Issue Yield: 5.60%), 2/1/2022	AA	2,063,740
1,400,000	Greenwood SC, Combined Public Utility, Refunding Revenue Bonds, 5.35% (AMBAC INS)/(Original Issue Yield: 5.45%), 12/1/2005	AAA	1,481,830
1,320,000	Greenwood SC, Combined Public Utility, Refunding Revenue Bonds, 5.70% (AMBAC INS), 12/1/2010	AAA	1,409,364
1,125,000	Greer SC, Combined Utility System, Revenue Bonds, 4.75% (AMBAC INS)/(Original Issue Yield: 4.85%), 9/1/2011	AAA	1,156,140
1,000,000	Hilton Head Island, SC Public Facilities Corp., Certificates of Participation, 5.40% (AMBAC INS)/(Original Issue Yield: 5.599%), 3/1/2009	AAA	1,054,940
Principal Amount		Credit Rating *	Value

Long-Term Municipals—continued
	South Carolina—continued
$2,000,000	Hilton Head, SC, Public Services District No. 1, Waterworks and Sewer Refunding Revenue Bonds, 5.50% (MBIA INS)/(Original Issue Yield: 5.80%), 8/1/2015	AAA	$2,082,220
4,000,000	Hilton Head, SC, Public Services District No. 1, Waterworks and Sewer Systems Revenue Bonds, 5.50% (MBIA INS)/(Original Issue Yield: 5.85%), 8/1/2020	AAA	4,084,520
585,000	Horry County, SC, Hospitality Fee, Special Obligation, 4.75% (Original Issue Yield: 4.87%), 4/1/2007	A	608,289
1,000,000	Kershaw County, SC, School District, GO UT, 5.50% (Original Issue Yield: 5.55%), 2/1/2011	AA+	1,083,660
1,030,000	Laurens County, SC, Health Care Systems, GO UT, 5.70% (MBIA INS), 1/1/2008	AAA	1,080,439
1,025,000	Laurens County, SC, School District Number 055, GO UT, 5.50% (FGIC INS), 3/1/2016	AAA	1,084,696
1,395,000	Laurens, SC, Public Utility, Refunding Revenue Bonds, 5.00% (FGIC INS)/(Original Issue Yield: 5.393%), 1/1/2018	AAA	1,389,601
4,000,000	Lexington County, SC, Health Services District, Inc., Refunding Revenue Bonds, 5.125% (FSA INS)/(Original Issue Yield: 5.50%), 11/1/2021	AAA	3,975,160
2,000,000	Lexington, SC, Water & Sewage, Refunding Revenue Bonds, 5.50% (Asset Guaranty INS)/(Original Issue Yield: 5.68%), 4/1/2029	AAA	2,198,400
1,000,000	North Charleston, SC, GO UT, 5.50%, 8/1/2005	AA-	1,054,590

(See Notes to Portfolios of Investments)

Wachovia South Carolina Municipal Bond Fund

Principal Amount		Credit Rating *	Value

Long-Term Municipals—continued
	South Carolina—continued
$1,670,000	North Charleston, SC, GO UT, 5.50% (Original Issue Yield: 5.60%), 8/1/2006	AA-	$1,753,316
3,750,000	North Charleston, SC, Sewer District, Refunding Revenue Bonds, 6.375% (MBIA INS)/(Original Issue Yield: 6.508%), 7/1/2012	AAA	4,369,500
2,000,000	North Charleston, SC, Sewer District, Refunding Revenue Bonds (Series A), 6.00% (MBIA INS)/(Original Issue Yield: 6.593%), 7/1/2018	AAA	2,031,380
2,500,000	Oconee County, SC, PCR Refunding Bonds, 5.80% (Duke Energy Corp.), 4/1/2014	AA-	2,601,425
1,000,000	Oconee County, SC School District, GO UT, 5.00% (Original Issue Yield: 5.35%), 9/1/2010	AAA	1,037,080
1,155,000	Oconee County, SC School District, GO UT, 5.10% (Original Issue Yield: 5.40%), 9/1/2011	AAA	1,197,700
1,090,000	Oconee County, SC School District, GO UT, 5.10% (Original Issue Yield: 5.45%), 9/1/2012	AAA	1,123,583
275,000	Oconee County, SC, School District, GO UT, 5.10% (MBIA INS)/(Original Issue Yield: 5.50%), 9/1/2013	AAA	282,070
925,000	Orangeburg County, SC, Consolidated School District, GO UT, 5.00% (FSA INS)/(Original Issue Yield: 5.00%), 3/1/2019	AAA	926,767
1,665,000	Orangeburg County, SC, Consolidated School District, GO UT, 5.25% (Original Issue Yield: 5.31%), 3/1/2017	AA+	1,709,156
Principal Amount		Credit Rating *	Value

Long-Term Municipals—continued
	South Carolina—continued
$290,000	Piedmont Municipal Power Agency, SC, Escrowed to Maturity, Refunding Revenue Bond, 6.50% (FGIC INS)/(Original Issue Yield: 6.625%), 1/1/2014	AAA	$344,349
695,000	Piedmont Municipal Power Agency, SC, Refunding Revenue Bonds, 5.50% (MBIA INS)/(Original Issue Yield: 5.60%), 1/1/2013	AAA	762,436
1,695,000	Piedmont Municipal Power Agency, SC, Refunding Revenue Bonds, 5.60% (MBIA INS)/(Original Issue Yield: 5.67%), 1/1/2009	AAA	1,862,483
500,000	Piedmont Municipal Power Agency, SC, Refunding Revenue Bonds, 6.75% (FGIC INS)/(Original Issue Yield: 6.78%), 1/1/2019	AAA	595,540
2,435,000	Richland County, SC, Hospital Facilities, Refunding Revenue Bonds (Series PG-A), 7.10% (Community Provider Pooled Loan Program)/(CGIC INS), 7/1/2005	AAA	2,641,878
3,175,000	Richland County, SC, School District No. 001, GO UT, 4.625%, 3/1/2022	AA+	2,961,005
975,000	Richland County, SC, School District No. 001, GO UT, 5.00% (Original Issue Yield: 5.35%), 3/1/2016	AA+	986,671
1,000,000	Richland County, SC School District No. 001, 5.75%, 3/1/2016	AA+	1,079,220
2,000,000	Richland County, SC, School District No. 002, GO UT, 5.00% (Original Issue Yield: 5.04%), 3/1/2019	AA+	2,003,520
2,980,000	Richland County, SC, GO UT, (Series A), 5.00% (Original Issue Yield: 4.55%), 3/1/2016	AA+	3,033,640
1,645,000	Richland County, SC, GO UT, (Series C), 5.80% (Original Issue Yield: 5.85%), 3/1/2007	AA	1,733,402

(See Notes to Portfolios of Investments)

Wachovia South Carolina Municipal Bond Fund

Principal Amount		Credit Rating *	Value

Long-Term Municipals—continued
	South Carolina—continued
$110,000	Rock Hill, SC, Housing Development Corp., Multi-Family Refunding Revenue Bonds, 7.50%, 7/1/2010	Aaa	$112,888
1,745,000	Rock Hill, SC, Utility System, (Series C), 5.00% (FSA INS)/(Original Issue Yield: 4.72%), 1/1/2007	AAA	1,843,854
2,630,000	Rock Hill, SC, Utility System, Refunding Revenue Bonds, 5.25% (AMBAC INS)/(Original Issue Yield: 5.40%), 1/1/2008	AAA	2,713,608
5,760,000	South Carolina Education Facilities Authority, Revenue Bonds, Furman University Project, 5.50% (Original Issue Yield: 5.54%), 10/1/2030	Aaa	5,915,866
1,500,000	South Carolina Job Development Authority, Revenue Bonds, 5.25% (Anderson Area Medical Center, Inc.)/(MBIA INS)/(Original Issue Yield: 5.63%), 2/1/2015	AAA	1,531,965
340,000	South Carolina Resources Authority, Local Government Program, Revenue Bonds (Series A), 7.00%, 6/1/2003	AA	346,933
1,000,000	South Carolina State Educational Assistance Authority, Refunding Revenue Bonds (Series A-3), 5.80% (Original Issue Yield: 5.90%), 9/1/2004	AAA	1,064,510
1,000,000	South Carolina State Educational Assistance Authority, Refunding Revenue Bonds (Series B), 5.70% (Original Issue Yield: 5.75%), 9/1/2005	A	1,063,430
Principal Amount		Credit Rating *	Value

Long-Term Municipals—continued
	South Carolina—continued
$2,825,000	South Carolina State Housing Finance & Development Authority, Refunding Revenue Bonds (Series A), 6.15%, 7/1/2008	AA	$3,003,398
500,000	South Carolina State Ports Authority, Revenue Bonds, 6.50% (AMBAC INS)/(Original Issue Yield: 6.75%), 7/1/2006	AAA	514,675
500,000	South Carolina State Ports Authority, Revenue Bonds, 6.625% (AMBAC INS)/(Original Issue Yield: 6.823%), 7/1/2011	AAA	514,780
3,145,000	South Carolina State Public Service Authority, (Series B), 5.00% (MBIA INS)/(Original Issue Yield: 5.16%), 1/1/2018	AAA	3,147,956
2,500,000	South Carolina State Public Service Authority, Refunding Revenue Bonds, (Series C), 5.00% (AMBAC INS)/(Original Issue Yield: 5.25%), 1/1/2014	AAA	2,522,275
1,000,000	South Carolina State Public Service Authority, Refunding Revenue Bonds, 5.00% (MBIA INS)/(Original Issue Yield: 5.15%), 1/1/2014	AAA	1,020,960
1,040,000	South Carolina State, (Series A), GO UT Highway Improvement Bonds, 4.50%, 4/1/2020	AAA	980,970
4,485,000	South Carolina State, (Series A), 4.60% (Original Issue Yield: 4.45%), 5/1/2011	AAA	4,616,545
3,000,000	South Carolina State, (Series A), 4.60% (Original Issue Yield: 4.80%), 5/1/2016	AAA	2,959,140
800,000	South Carolina State, GO UT, (Series A) Highway Improvement Bonds, 4.50%, 4/1/2021	AAA	750,264

(See Notes to Portfolios of Investments)

Wachovia South Carolina Municipal Bond Fund

Principal Amount		Credit Rating *	Value

Long-Term Municipals—continued
	South Carolina—continued
$350,000	South Carolina State, GO UT, 6.00% (Medical University of South Carolina)/(Original Issue Yield: 6.15%), 3/1/2003	AAA	$356,731
375,000	South Carolina State, GO UT, 6.00% (Medical University of South Carolina)/(Original Issue Yield: 6.25%), 3/1/2004	AAA	382,211
1,000,000	South Carolina Transportation Infrastructure Bank, (Series A), Revenue Bonds, 5.00% (Original Issue Yield: 4.35%), 10/1/2012	AAA	1,037,000
5,000,000	South Carolina Transportation Infrastructure Bank, (Series A), 5.375% (MBIA INS), 10/1/2018	AAA	5,148,450
4,900,000	South Carolina Transportation Infrastructure Bank, Revenue Bonds (Series A), 4.50% (MBIA INS), 10/1/2016	AAA	4,697,237
1,040,000	South Carolina Transportation Infrastructure Bank, Revenue Bonds (Series A), 5.00% (MBIA INS), 10/1/2007	AAA	1,106,684
12,000,000	South Carolina Transportation Infrastructure Bank, Revenue Bonds (Series A), 5.375% (AMBAC INS)/(Original Issue Yield: 5.50%), 10/1/2024	AAA	12,244,320
6,000,000	South Carolina Transportation Infrastructure Bank, Revenue Bonds, 4.50% (MBIA INS), 10/1/2014	AAA	5,893,500
Principal Amount		Credit Rating *	Value

Long-Term Municipals—continued
	South Carolina—continued
$2,595,000	Spartanburg County, SC, Health Services District, Inc., Refunding Revenue Bonds, 5.00% (AMBAC INS)/(Original Issue Yield: 5.60%), 4/15/2011	AAA	$2,673,058
3,000,000	Spartanburg County, SC, Health Services District, Inc., Refunding Revenue Bonds, 5.50% (AMBAC INS)/(Original Issue Yield: 5.70%), 4/15/2015	AAA	3,110,490
3,000,000	Spartanburg County, SC, Hospital Facilities, Refunding Revenue Bonds, 6.55% (Spartanburg General Hospital System)/(FSA INS), 4/15/2010	AAA	3,105,900
1,000,000	Spartanburg County, SC, 5.375% (State Aid Withholding INS)/(Original Issue Yield: 5.54%), 4/1/2019	AA	1,033,280
1,005,000	Spartanburg County, SC, 5.375% (State Aid Withholding INS)/(Original Issue Yield: 5.57%), 4/1/2020	AA	1,034,657
1,000,000	Spartanburg County, SC, School District No. 5, GO UT, 5.25% (Original Issue Yield: 5.30%), 5/1/2011	AA+	1,081,940
1,000,000	Spartanburg County, SC, School District No. 7, GO UT, 5.00% (Original Issue Yield: 4.59%), 3/1/2016	AA+	1,033,470
450,000	Spartanburg, SC, Leased Housing Corp., Refunding Revenue Bonds, 7.50%, 10/1/2011	A2	468,221
1,035,000	Sumter County, SC, Hospital Facilities, 6.50% (MBIA INS)/(Original Issue Yield: 6.80%), 11/15/2002	AAA	1,077,103
1,015,000	University of South Carolina, Revenue Bonds, 5.60% (AMBAC INS)/(Original Issue Yield: 5.70%), 6/1/2017	Aaa	1,060,188

(See Notes to Portfolios of Investments)

Wachovia South Carolina Municipal Bond Fund

Principal Amount		Credit Rating *	Value

Long-Term Municipals—continued
	South Carolina—continued
$3,465,000	University of South Carolina, Revenue Bonds, 5.70% (MBIA INS), 6/1/2020	AAA	$3,588,008
2,090,000	Western Carolina Regional Sewer Authority, SC, Refunding Revenue Bonds, 5.40% (FGIC INS)/(Original Issue Yield: 5.465%), 3/1/2007	AAA	2,189,484
8,500,000	Western Carolina Regional Sewer Authority, SC, Refunding Revenue Bonds, 5.00% (FSA INS)/(Original Issue Yield: 5.15%), 3/1/2021	AAA	8,462,940
2,300,000	Western Carolina Regional Sewer Authority, SC, Sewer System Revenue Bonds, 5.50% (FGIC INS)/(Original Issue Yield: 5.627%), 3/1/2010	AAA	2,411,228
1,020,000	Winnsboro, SC, Utility Revenue, Refunding Revenue Bonds, 5.25% (MBIA INS)/(Original Issue Yield: 4.85%), 8/15/2013	AAA	1,091,358
3,410,000	York County, SC, School District 03, GO UT, 5.00%, 3/1/2012	AA+	3,575,726
1,000,000	York County, SC, School District 04, GO UT, 5.125% (Original Issue Yield: 5.15%), 3/1/2018	AA+	1,013,540
1,360,000	York County, SC, School District 04, GO UT, 5.125% (Original Issue Yield: 5.25%), 3/1/2021	AA+	1,366,351

	Total		335,749,179

Principal Amount or Shares		Credit Rating *	Value

Long-Term Municipals—continued
	Puerto Rico—0.6%
$2,000,000	Puerto Rico Public Building Authority, (Series B), 5.25% (FSA INS)/(Original Issue Yield: 5.65%), 7/1/2021	AAA	$2,045,720

	Total Long-Term Municipals (identified cost $323,330,848)		337,794,899

Registered Investment Companies—0.1%
37	AIM Global Management Money Market Fund	37
13	Dreyfus Tax Exempt Money Market Fund	13
169,099	Federated Tax-Free Obligations Fund	169,099
727	Fidelity Tax Exempt Money Market Fund	727

	Total Registered Investment Companies (at net asset value)	169,876

	Total Investments (identified cost $323,500,724)	$337,964,775

(See Notes to Portfolios of Investments)

Wachovia Virginia Municipal Bond Fund (Class A Shares)

Growth of $10,000 Invested in Virginia Municipal Bond Fund (Class A Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Virginia Municipal Bond Fund (Class A Shares) (the “Fund”) from February 1, 1993 (start of performance) to November 30, 2001 compared to the Lehman Brothers Municipal Bond Index (LBMBI) and the Lehman Brothers 7 Year Municipal Bond Index (LBMB7YI).**

AVERAGE ANNUAL TOTAL RETURN*** FOR THE PERIOD ENDED NOVEMBER 30, 2001
1 Year	2.81%
5 Year	4.08%
Start of Performance (2/1/93) (cumulative)	44.42%
Start of Performance (2/1/93)	4.25%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund’s performance assumes the reinvestment of all dividends and distributions. The LBMBI and the LBMB7YI have been adjusted to reflect reinvestment of dividends on securities in the indices.

**
The LBMBI is a benchmark index that includes investment-grade, tax-exempt, and fixed-rate bonds with long-term maturities (greater than 2 years) selected from issues larger than $50 million. The LBMB7YI is an unmanaged index of municipal bonds with a minimum credit rating of at least Baa, which were issued after January 1, 1991, as part of a deal of at least $50 million, have a maturity range of 4-6 years. As of January 1996, the index also includes zero coupon bonds and bonds subject to alternative minimum tax. The indicies do not reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

***
Total returns quoted reflect all applicable sales charges and contingent deferred sales charges. Total returns at net asset value (i.e., without adjusting for the applicable sales charge) for the 1-year, 5-year, start of performance (2/1/93) (cumulative) and start of performance (2/1/93) periods were 7.61%, 5.05%, 51.21% and 4.79%, respectively.

Wachovia Virginia Municipal Bond Fund (Class Y Shares)

Growth of $10,000 Invested in Virginia Municipal Bond Fund (Class Y Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Virginia Municipal Bond Fund (Class Y Shares) (the “Fund” ) from March 30, 1998 (start of performance) to November 30, 2001 compared to the Lehman Brothers Municipal Bond Index (LBMBI) and the Lehman Brothers 7 Year Municipal Bond Index (LBMB7YI).**

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2001
1 Year	7.88%
Start of Performance (3/30/98) (cumulative)	19.18%
Start of Performance (3/30/98)	4.89%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*	The Fund’s performance assumes the reinvestment of all dividends and distributions. The LBMBI and LBMB7YI have been adjusted to reflect the reinvestment of dividends on securities in the indices.
**
The LBMBI is a benchmark index that includes investment-grade, tax-exempt, and fixed-rate bonds with long-term maturities (greater than 2 years) selected from issues larger than $50 million. The LBMB7YI is an unmanaged index of municipal bonds with a minimum credit rating of at least Baa, which were issued after January 1, 1991, as part of a deal of at least $50 million, have a maturity range of 4-6 years. As of January 1996, the index also includes zero coupon bonds and bonds subject to alternative minimum tax. The indices do not reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

Wachovia Virginia Municipal Bond Fund
Portfolio of Investments

November 30, 2001

Principal Amount		Credit* Rating	Value

Long-Term Municipals—95.6%
	Virginia—95.6%
$1,900,000	Alexandria, VA, Public Improvements, 5.00% (Original Issue Yield: 4.43%), 1/1/2013	AAA	$2,010,219
4,590,000	Arlington County, VA, GO UT, 5.00% (Original Issue Yield: 5.00%), 2/1/2019	AAA	4,624,976
850,000	Arlington County, VA, GO UT, Refunding Bonds, 6.00%, 6/1/2004	AAA	916,479
455,000	Arlington, VA IDA, Refunding Revenue Bonds, 5.30% (Arlington Hospital)/(United States Treasury PRF)/(Original Issue Yield: 5.47%), 9/15/2015	A1	486,022
1,700,000	Big Stone Gap, VA Redevelopment & Housing Authority, 5.50% (Wallens Ridge Development Project)/(Original Issue Yield: 5.75%), 9/1/2015	AA+	1,802,221
1,000,000	Fairfax County, VA IDA, Refunding Revenue Bonds, 5.25% (Inova Health System)/(Original Issue Yield: 5.35%), 8/15/2019	AA	1,030,850
1,265,000	Fairfax County, VA Water Authority, Refunding Revenue Bonds, 6.00% (Original Issue Yield: 6.281%), 4/1/2022	AAA	1,366,769
500,000	Fairfax County, VA Water Authority, Revenue Bonds, 5.00% (Original Issue Yield: 5.375%), 4/1/2016	AAA	505,695
3,800,000	Fairfax County, VA Water Authority, Refunding Revenue Bonds, 5.00% (Original Issue Yield: 5.22%), 4/1/2021	AAA	3,839,748
1,000,000	Fairfax County, VA, (Series A), 5.00% (Original Issue Yield: 4.83%), 6/1/2012	AAA	1,039,060
Principal Amount		Credit* Rating	Value

Long-Term Municipals—continued
	Virginia—continued
$2,110,000	Fairfax County, VA, (Series A), 5.25% (Original Issue Yield: 5.46%), 6/1/2018	AAA	$2,171,929
650,000	Fairfax County, VA, GO UT, 4.50% (Original Issue Yield: 4.426%), 6/1/2010		666,016
1,170,000	Fairfax County, VA, Public Improvements, (Series A), 5.125% (Original Issue Yield: 5.24%), 6/1/2014	AAA	1,221,691
1,685,000	Hampton, VA, GO UT, 5.125% (Original Issue Yield: 4.74%), 1/15/2015	AA	1,775,602
1,000,000	Hanover County, VA IDA, Revenue Bonds, 6.375% (Memorial Regional Medical Center)/(MBIA INS), 8/15/2018	AAA	1,161,610
2,000,000	Henrico County, VA, GO UT Refunding Bonds, 5.30% (Original Issue Yield: 5.45%), 1/15/2010	AAA	2,089,780
600,000	Henrico County, VA, Refunding Revenue Bonds, 6.25% (Original Issue Yield: 6.25%), 5/1/2013	AA-	612,030
1,000,000	James City County, VA, GO UT, 5.20% (State Aid Withholding GTD)/(FGIC INS)/(Original Issue Yield: 5.35%), 12/15/2010	AAA	1,071,960
250,000	Loudoun County, VA Sanitation Authority, Refunding Revenue Bond, 6.00% (FGIC INS)/(Original Issue Yield: 6.05%), 1/1/2003	AAA	260,618
1,000,000	Loudoun County, VA Sanitation Authority, Revenue Bonds, 4.75% (MBIA INS), 1/1/2021	AAA	957,110
1,715,000	Loudoun County, VA, (Series C), 5.20% (Original Issue Yield: 5.25%), 12/1/2013	AA+	1,813,081

(See Notes to Portfolios of Investments)

Wachovia Virginia Municipal Bond Fund

Principal Amount		Credit* Rating	Value

Long-Term Municipals—continued
	Virginia—continued
$1,000,000	Loudoun County, VA, (Series C), 5.25% (Original Issue Yield: 5.33%), 12/1/2014	AA+	$1,054,640
1,000,000	Loudoun County, VA, GO UT, 5.00% (Original Issue Yield: 3.45%), 1/1/2003	AA+	1,031,890
1,000,000	Manassa, VA, GO UT, 5.00% (Original Issue Yield: 5.05%), 1/1/2012	AA-	1,044,220
2,500,000	Norfolk, VA IDA, Refunding Revenue Bonds, 6.50% (Sentara Hospitals), 11/1/2013	AA	2,675,950
1,000,000	Norfolk, VA, GO UT, 5.00% (FGIC INS)/(Original Issue Yield: 4.719%), 7/1/2010	AAA	1,055,800
2,000,000	Norfolk, VA, GO UT Refunding Bonds, 5.50% (Original Issue Yield: 5.55%), 2/1/2008	AA	2,096,240
1,500,000	Portsmouth, VA, GO UT, (Series A), 5.50% (FGIC INS), 6/1/2018	AAA	1,550,025
250,000	Portsmouth, VA, GO UT Refunding Bonds, 6.25%, 11/1/2002	AA-	255,873
500,000	Prince William County, VA, Certificates of Participation Refunding Bonds, 5.20% (MBIA INS)/(Original Issue Yield: 5.35%), 12/1/2005	AAA	537,775
500,000	Prince William County, VA, GO UT Bonds, (Series C), 5.00% (Original Issue Yield: 5.10%), 8/1/2006	AA	522,350
1,750,000	Richmond, VA Industrial Development Authority, Refunding Revenue Bonds, 5.45% (Original Issue Yield: 5.45%), 1/1/2021	A3	1,777,720
3,000,000	Richmond, VA Industrial Development Authority, Refunding Revenue Bonds, 5.55%, 1/1/2031	A3	3,053,310
1,980,000	Richmond, VA Metropolitan Authority, Refunding Revenue Bonds, 5.25% (FGIC INS), 7/15/2022	AAA	2,060,032
Principal Amount		Credit* Rating	Value

Long-Term Municipals—continued
	Virginia—continued
$2,200,000	Richmond, VA Metropolitan Authority, Refunding Revenue Bonds, 5.25% (FGIC INS)/(Original Issue Yield: 5.02%), 7/15/2017	AAA	$2,326,478
2,000,000	Richmond, VA, GO UT, 5.50% (FSA INS)/(Original Issue Yield: 5.46%), 1/15/2014	AAA	2,171,720
1,450,000	Southeastern Public Service Authority, VA, Refunding Revenue Bonds, 5.00% (AMBAC INS)/(Original Issue Yield: 5.07%), 7/1/2015	AAA	1,505,825
1,500,000	Upper Occoquan Sewage Authority, VA, (Series A), 4.75% (MBIA INS)/(Original Issue Yield: 5.30%), 7/1/2029	AAA	1,411,035
250,000	Upper Occoquan Sewage Authority, VA, Refunding Bonds, 5.45% (AMBAC INS)/(Original Issue Yield: 5.55%), 7/1/2003	AAA	261,973
500,000	Virginia Beach, VA IDA, Refunding Bonds, 5.00% (AMBAC INS)/(Original Issue Yield: 5.15%), 2/15/2007	AAA	530,145
2,100,000	Virginia Beach, VA, GO UT, 5.00% (Original Issue Yield: 5.00%), 6/1/2019	AA+	2,110,038
1,000,000	Virginia Beach, VA, GO UT Bonds, (Series C), 6.10% (Original Issue Yield: 6.15%), 8/1/2002	AA	1,023,390
1,500,000	Virginia Biotechnology Parking Authority, Consolidated Laboratories Project, 5.00% (Original Issue Yield: 4.43%), 9/1/2011	AA+	1,588,350
1,530,000	Virginia College Building Authority, Refunding Revenue Bonds, 5.00% (Original Issue Yield: 4.999%), 8/1/2015	AA+	1,565,603

(See Notes to Portfolios of Investments)

Wachovia Virginia Municipal Bond Fund

Principal Amount		Credit* Rating	Value

Long-Term Municipals—continued
	Virginia—continued
$345,000	Virginia College Building Authority, Refunding Revenue Bonds, 5.125% (Original Issue Yield: 5.266%), 10/1/2021	A+	$342,009
500,000	Virginia College Building Authority, Revenue Bonds, 5.00%, 8/1/2008	AA+	531,485
1,000,000	Virginia Commonwealth Transportation Board, Refunding Revenue Bonds, 5.50% (Original Issue Yield: 4.90%), 10/1/2010	AA	1,099,340
1,500,000	Virginia Polytechnical Institute & State University, Refunding Revenue Bonds (Series C), 5.50% (Original Issue Yield: 5.70%), 6/1/2016	AA	1,562,730
1,290,000	Virginia Resources Authority, (Series A), 5.00% (Original Issue Yield: 4.87%), 5/1/2016	AA	1,312,743
500,000	Virginia State Housing Development Authority, Refunding Revenue Bonds, 6.20%, 1/1/2008	AA+	520,485
500,000	Virginia State Housing Development Authority, Refunding Revenue Bonds, 6.30%, 1/1/2009	AA+	521,555
1,000,000	Virginia State Housing Development Authority, Revenue Bonds, (Series B), 6.35%, 1/1/2015	AA+	1,000,120
170,000	Virginia State Housing Development Authority, Revenue Bonds, (Series F), 6.40%, 7/1/2017	AA+	173,794
2,000,000	Virginia State Public Building Authority, (Series A), Refunding Bonds, 5.40%, 8/1/2012	AA+	2,049,840
3,335,000	Virginia State Public Building Authority, (Series A), 5.50% (Original Issue Yield: 5.74%), 8/1/2013	AA+	3,600,566
Principal Amount		Credit* Rating	Value

Long-Term Municipals—continued
	Virginia—continued
$2,000,000	Virginia State Public Building Authority, (Series A), 5.50% (Original Issue Yield: 5.86%), 8/1/2015	AA+	$2,132,520
1,000,000	Virginia State Public Building Authority, (Series A), 6.00% (Original Issue Yield: 5.42%), 8/1/2009	AA+	1,129,150
515,000	Virginia State Public Building Authority, (Series B), 5.50% (Original Issue Yield: 5.63%), 8/1/2014	AA+	547,198
1,000,000	Virginia State Public Building Authority, 5.00%, 8/1/2020		1,001,830
300,000	Virginia State Public Building Authority, Refunding Bonds, (Series A), 5.00%, 8/1/2004	AA+	316,731
3,000,000	Virginia State Public Building Authority, Refunding Revenue Bonds, 5.00% (Original Issue Yield: 4.64%), 8/1/2009	AA+	3,185,100
5,000,000	Virginia State Public School Authority, (Series A), 4.875%, 8/1/2014	AA+	5,113,250
1,250,000	Virginia State Public School Authority, (Series A), 5.00% (Original Issue Yield: 4.74%), 8/1/2013	AA+	1,311,137
1,370,000	Virginia State Public School Authority, (Series A), 5.125% (Original Issue Yield: 5.17%), 8/1/2011	AA+	1,465,845
1,500,000	Virginia State Public School Authority, (Series A), 5.50% (Original Issue Yield: 5.46%), 8/1/2015	AA+	1,607,295
6,345,000	Virginia State Public School Authority, (Series B), 5.125% (Original Issue Yield: 5.45%), 8/1/2014	AA	6,550,959
2,550,000	Virginia State Public School Authority, (Series B), 5.25% (Original Issue Yield: 5.58%), 1/1/2010	AA	2,687,980

(See Notes to Portfolios of Investments)

Wachovia Virginia Municipal Bond Fund

Principal Amount		Credit* Rating	Value

Long-Term Municipals—continued
	Virginia—continued
$4,650,000	Virginia State Public School Authority, (Series I), 5.10% (Original Issue Yield: 5.15%), 8/1/2013	AA+	$4,834,743
1,405,000	Virginia State Public School Authority, GO, (Series B), 5.50%, 8/1/2011	AA+	1,531,422
2,000,000	Virginia State Public School Authority, Refunding Revenue Bonds, 5.00% (Original Issue Yield: 5.10%), 8/1/2012	AA+	2,079,740
1,000,000	Virginia State Public School Authority, Refunding Revenue Bonds, 6.25% (Original Issue Yield: 6.30%), 1/1/2004	AA	1,023,430
300,000	Virginia State Public School Authority, School Financing Revenue Bonds, (Series B), 5.75% (State Aid Withholding COL), 1/1/2008	AA	315,216
1,000,000	Virginia State Resources Authority Water and Sewer System, Refunding Revenue Bonds, 5.25% (Appomattox River Water Authority)/(Original Issue Yield: 5.70%), 10/1/2013	AA	1,025,560
1,000,000	Virginia State Resources Authority Water and Sewer System, Revenue Bonds, (Series A), 5.60% (Original Issue Yield: 5.75%), 10/1/2025	AA	1,097,480
2,000,000	Virginia State University-Virginia Commonwealth, Revenue Bonds, (Series A), 5.75% (Original Issue Yield: 5.827%), 5/1/2021	AA-	2,093,140
250,000	Virginia State, GO UT Bonds, (Series C), 5.80%, 6/1/2004	AAA	254,388
Principal Amount or Shares		Credit* Rating	Value

Long-Term Municipals—continued
	Virginia—continued
$750,000	Washington County, VA IDA, Refunding Revenue Bonds, 6.00% (Original Issue Yield: 6.16%), 7/1/2014	A2	$831,135
1,820,000	York County, VA, GO UT, 5.00% (Original Issue Yield: 4.09%), 7/15/2012	AA	1,918,916
1,925,000	York County, VA, GO UT, 5.00% (Original Issue Yield: 4.22%), 7/15/2013	AA	2,022,867

	Total Long-Term Municipals (identified cost $119,155,720)		123,425,547

Registered Investment Companies—3.2%
171	AIM Global Management Short Term Investments Co.	171
37	Dreyfus Tax Exempt Money Market Fund	37
4,092,350	Federated Tax-Free Obligations Fund	4,092,350
229	Fidelity Tax Exempt Money Market Fund	229

	Total Registered Investment Companies (at net asset value)	4,092,787

	Total Investments (identified cost $123,248,507)	$127,518,334

(See Notes to Portfolios of Investments)

Notes to Portfolios of Investments

*	Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Credit ratings are unaudited.
(1)	Non-income producing.
(2)	Represents securities held as collateral within a margin account, used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.
(3)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.
(4)
Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Trusts’ Board of Trustees. At November 30, 2001, the Emerging Markets Fund, Intermediate Fixed Income Fund, and Short Term Fixed Income Fund held restricted securities amounting to $2,510,359, $1,997,051 and $610,216, respectively, which represents 1.6%, 1.4%, and 1.3% respectively, of net assets.

The following abbreviations are used in these portfolios:

ADR—American Depositary Receipt	HFA—Housing Finance Authority
AMBAC—American Municipal Bond Assurance Corporation	IDA—Industrial Development Authority INS—Insured
CGIC—Capital Guaranty Insurance Corporation	LOC—Letter of Credit
COL—Collateralized	MBIA—Municipal Bond Insurance Association
FGIC—Financial Guaranty Insurance Corporation	MTGS—Mortgages
FHA—Federal Housing Administration	MTN—Medium Term Note
FNMA—Federal National Mortgage Association	PCR—Pollution Control Revenue
FSA—Financial Security Assurance	PRF—Prerefunded
GDR—Global Depositary Receipt	UT—Unlimited Tax
GO—General Obligation	VA—Veterans Administration
GTD—Guaranteed

Fund	Cost of Investments For Federal Tax Purposes	Net Unrealized Appreciation/ (Depreciation) for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized Depreciation for Federal Tax Purposes	Total Net Assets**

Equity Fund	$260,199,191	$38,514,118	$56,160,288	$17,646,170	$298,164,137
Quantitative Equity Fund	301,792,147	184,288,737	202,078,480	17,789,743	482,304,062
Growth and Income Fund	144,701,232	56,521,160	60,825,476	4,304,316	201,131,555
Equity Index Fund	191,919,726	173,016,604	200,467,099	27,450,495	365,671,941
Special Values Fund	228,330,070	49,208,516	55,569,784	6,361,268	276,804,948
Emerging Markets Fund	155,409,228	(323,037)	24,381,764	24,704,801	153,096,631
Personal Equity Fund	221,064,172	77,941,995	89,028,396	11,086,401	298,306,679
Balanced Fund	442,955,131	52,673,558	71,687,191	19,013,633	478,854,957
Blue Chip Value Fund	2,057,160	(67,351)	87,947	155,298	1,951,312
New Horizons Fund	1,582,959	(212,002)	56,571	268,573	1,340,917
International Equity Fund	11,516,394	(280,431)	516,741	797,172	10,400,246
Fixed Income Fund	656,759,676	21,527,191	26,230,917	4,703,726	622,113,173
Intermediate Fixed Income Fund	130,730,008	3,692,231	4,687,817	995,586	138,347,135
Short-Term Fixed Income Fund	44,965,152	1,378,885	1,380,450	1,565	47,051,976
Georgia Municipal Bond Fund	123,273,126	3,635,006	4,219,867	584,861	130,527,087
North Carolina Municipal Bond Fund	411,640,508	13,256,869	13,726,148	469,279	430,574,491
South Carolina Municipal Bond Fund	323,500,724	14,464,051	14,800,306	336,255	338,769,488
Virginia Municipal Bond Fund	123,288,513	4,229,821	4,444,578	214,757	129,162,453
**	The categories of investments are shown as a percentage of net assets at November 30, 2001.
At November 30, 2001, the following Funds had investments that were subject to alternative minimum tax:

Fund	Percentage of total market value subject to alternative minimum tax

Georgia Municipal Bond Fund	0.8%
South Carolina Municipal Bond Fund	1.5%
(See Notes which are an integral part of the Financial Statements)

The Wachovia Funds and The Wachovia Municipal Funds
Statements of Assets and Liabilities

November 30, 2001

	Wachovia Equity Fund		Wachovia Quantitative Equity Fund		Wachovia Growth & Income Fund		Wachovia Equity Index Fund		Wachovia Special Values Fund

Assets:
Investments in securities, at value	$279,016,970		$469,841,430		$190,557,748		$357,948,231		$212,035,322
Investments in repurchase agreements	19,696,339		16,239,454		10,664,644		6,988,099		65,503,264
Cash	602		645		602		26,563		992
Income receivable	276,854		654,210		204,580		496,425		210,034
Net receivable for foreign currency exchange contracts	—		—		—		—		38
Receivable for investments sold	1,360,999		—		—		31,193		327,348
Receivable for shares sold	236,760		891,274		693		1,669,602		633,794

Total assets	300,588,524		487,627,013		201,428,267		367,160,113		278,710,792

Liabilities:
Payable for investments purchased	1,382,422		887,358		—		668,974		852,017
Payable for shares redeemed	703,468		3,972,926		103,695		562,854		479,512
Payable for daily variation margin	81,000		73,125		46,125		39,433		273,125
Payable to adviser	162,570		272,523		101,434		81,822		176,549
Other accrued expenses	94,927		117,019		45,458		135,089		124,641

Total liabilities	2,424,387		5,322,951		296,712		1,488,172		1,905,844

Net Assets Consist of:
Paid in capital	305,983,665		273,709,302		135,742,644		190,496,737		210,364,339
Net unrealized appreciation of investments, futures contracts, and translation of assets and liabilities in foreign currency	39,558,125		184,619,067		57,772,143		174,207,941		49,378,721
Accumulated net realized gain (loss) on investments, futures, and foreign currency transactions	(47,550,309)		23,463,484		7,225,785		967,263		15,469,146
Undistributed net investment income	172,656		512,209		390,983		—		1,592,742

Total Net Assets	$298,164,137		$482,304,062		$201,131,555		$365,671,941		$276,804,948

Net Assets:
Class A Shares	$82,499,760		$51,100,411		$54,789,870		$107,525,648		$76,469,276

Class B Shares	$8,381,502		$17,095,507		$129,199		$1,296,056		$1,152,505

Class C Shares	$468,482		$120		$3,485		$2,624,354		$366,620

Class Y Shares	$206,814,393		$414,108,024		$146,209,001		$254,225,883		$198,816,547

Shares Outstanding
Class A Shares	6,343,213		3,109,712		3,820,069		5,138,908		3,769,475
Class B Shares	654,333		1,056,257		9,053		62,027		57,335
Class C Shares	36,213		7		244		125,530		18,190
Class Y Shares	15,893,062		25,150,608		10,157,572		12,127,380		9,775,206

Total Shares Outstanding	22,926,821		29,316,584		13,986,938		17,453,845		13,620,206

Net Asset Value Per Share
Class A Shares	$13.01		$16.43		$14.34		$20.92		$20.29

Class B Shares	$12.81		$16.18		$14.27		$20.90		$20.10

Class C Shares	$12.94		$16.45		$14.28		$20.91		$20.16

Class Y Shares	$13.01		$16.47		$14.39		$20.96		$20.34

Offering Price Per Share*
Class A Shares	$13.80	**	$17.43	**	$15.21	**	$22.20	**	$21.53	**

Class B Shares	$12.81		$16.18		$14.27		$20.90		$20.10

Class C Shares	$13.07	***	$16.62	***	$14.42	***	$21.12	***	$20.36	***

Class Y Shares	$13.01		$16.47		$14.39		$20.96		$20.34

Redemption Proceeds Per Share*
Class A Shares	$13.01		$16.43		$14.34		$20.92		$20.29

Class B Shares	$12.17	****	$15.37	****	$13.56	****	$19.86	****	$19.10	****

Class C Shares	$12.81	*****	$16.29	*****	$14.14	*****	$20.70	*****	$19.96	*****

Class Y Shares	$13.01		$16.47		$14.39		$20.96		$20.34

Investments, at identified cost	$259,435,145		$301,774,298		$144,275,183		$191,145,017		$228,212,357

*See	“What do Shares Cost?” in the Prospectus.
**Computation	of Offering Price: 100/94.25 of net asset value.
***Computation	of Offering Price: 100/99 of net asset value.
****Computation	of Redemption Price: 95/100 of net asset value.
*****Computation	of Redemption Price: 99/100 of net asset value.

(See Notes which are an integral part of the Financial Statements)

The Wachovia Funds and The Wachovia Municipal Funds
Statements of Assets and Liabilities—Continued

November 30, 2001

	Wachovia Emerging Markets Fund		Wachovia Personal Equity Fund		Wachovia Balanced Fund		Wachovia Blue Chip Value Fund		Wachovia New Horizons Fund

Assets:
Investments in securities, at value	$148,729,492		$287,315,774		$471,737,006		$1,893,507		$1,334,098
Investments in repurchase agreements	6,356,699		11,690,393		23,891,683		96,302		36,859
Cash	1,216		339		—		175		192
Cash denominated in foreign currencies (identified cost $625,510)	626,346		—		—		—		—
Income receivable	302,787		301,028		2,452,098		2,229		485
Receivable for investments sold	2,364,197		4,254,402		1,307,900		—		8,632
Receivable for shares sold	301,971		167,011		226,301		44,997		—

Total assets	158,682,708		303,728,947		499,614,988		2,037,210		1,380,266

Liabilities:
Payable for investments purchased	306,703		4,360,547		18,047,691		75,229		33,293
Payable to bank	—		—		82,019		—		—
Payable for shares redeemed	5,019,095		815,930		1,999,729		—		—
Payable for daily variation margin	—		40,500		162,187		—		—
Payable to adviser	123,976		160,909		249,613		—		—
Other accrued expenses	136,303		44,382		218,792		10,669		6,056

Total liabilities	5,586,077		5,422,268		20,760,031		85,898		39,349

Net Assets Consist of:
Paid in capital	189,690,472		219,947,787		451,102,097		2,139,307		1,856,302
Net unrealized appreciation (depreciation) of investments, futures contracts, and translation of assets and liabilities in foreign currency	865,630		78,196,244		54,518,701		(57,075)		(175,886)
Accumulated net realized loss on investments, futures, and foreign currency transactions	(38,834,459)		(203,948)		(27,646,028)		(134,244)		(339,499)
Undistributed net investment income	1,374,988		366,596		880,187		3,324		—

Total Net Assets	$153,096,631		$298,306,679		$478,854,957		$1,951,312		$1,340,917

Net Assets:
Class A Shares	$13,724,056		$733,983		$152,839,647		$388,692		$148,108

Class B Shares	$939		$34,757		$21,638,839		$147,613		$91,807

Class C Shares	$14,013		$115		$421,455		$15,273		$103,438

Class Y Shares	$139,357,623		$297,537,824		$303,955,016		$1,399,734		$997,564

Shares Outstanding
Class A Shares	1,495,924		94,476		13,511,464		44,249		23,310
Class B Shares	103		4,496		1,916,842		16,907		14,554
Class C Shares	1,529		15		37,255		1,746		16,385
Class Y Shares	15,134,759		38,223,828		26,844,369		159,144		156,826

Total Shares Outstanding	16,632,315		38,322,815		42,309,930		222,046		211,075

Net Asset Value Per Share
Class A Shares	$9.18		$7.77		$11.31		$8.78		$6.35

Class B Shares	$9.15		$7.73		$11.29		$8.73		$6.31

Class C Shares	$9.16		$7.78		$11.31		$8.75		$6.31

Class Y Shares	$9.21		$7.78		$11.32		$8.80		$6.36

Offering Price Per Share*
Class A Shares	$9.74	**	$8.24	**	$12.00	**	$9.32	**	$6.74	**

Class B Shares	$9.15		$7.73		$11.29		$8.73		$6.31

Class C Shares	$9.25	***	$7.86	***	$11.42	***	$8.84	***	$6.37	***

Class Y Shares	$9.21		$7.78		$11.32		$8.80		$6.36

Redemption Proceeds Per Share*
Class A Shares	$9.18		$7.77		$11.31		$8.78		$6.35

Class B Shares	$8.69	****	$7.34	****	$10.73	*****	$8.29	****	$5.99	****

Class C Shares	$9.07	*****	$7.70	*****	$11.20	*****	$8.66	*****	$6.25	*****

Class Y Shares	$9.21		$7.78		$11.32		$8.80		$6.36

Investments, at identified cost	$154,194,003		$221,064,172		$441,574,615		$2,046,884		$1,546,843

*See	“What do Shares Cost?” in the Prospectus.
**Computation	of Offering Price: 100/94.25 of net asset value.
***Computation	of Offering Price: 100/99 of net asset value.
****Computation	of Redemption Price: 95/100 of net asset value.
*****Computation	of Redemption Price: 99/100 of net asset value.

(See Notes which are an integral part of the Financial Statements)

The Wachovia Funds and The Wachovia Municipal Funds
Statements of Assets and Liabilities—Continued

November 30, 2001

	Wachovia International Equity Fund		Wachovia Fixed Income Fund		Wachovia Intermediate Fixed Income Fund		Wachovia Short-Term Fixed Income Fund

Assets:
Investments in securities, at value	$10,208,050		$665,816,312		$129,961,156		$43,286,287
Investments in repurchase agreements	1,027,913		12,470,555		4,461,083		3,057,750
Cash	28		3,415		—		—
Income receivable	5,954		6,171,236		1,288,030		572,997
Receivable for shares sold	24,219		3,402,414		4,282,199		183,445
Receivable for daily margin variation	—		50,420		14,438		—

Total assets	11,266,164		687,914,352		140,006,906		47,100,479

Liabilities:
Payable for investments purchased	336,035		64,964,240		1,539,813		—
Payable for shares redeemed	496,065		413,748		30,317		7,519
Payable to adviser	—		300,583		64,268		12,922
Other accrued expenses	33,818		122,608		25,373		28,062

Total liabilities	865,918		65,801,179		1,659,771		48,503

Net Assets Consist of:
Paid in capital	11,230,473		602,390,059		133,605,155		48,227,351
Net unrealized appreciation (depreciation) of investments, futures contracts, and translation of assets and liabilities in foreign currency	(178,139)		21,210,282		3,811,137		1,378,885
Accumulated net realized gain (loss) on investments, futures, and foreign currency transactions	(629,640)		(3,227,734)		755,161		(2,637,618)
Undistributed net investment income (Distributions in excess of net investment income)	(22,448)		1,740,566		175,682		83,358

Total Net Assets	$10,400,246		$622,113,173		$138,347,135		$47,051,976

Net Assets:
Class A Shares	$5,494,947		$53,436,396		$3,405,438		$8,372,966

Class B Shares	$1,312		$1,354,798		$162		$173,594

Class C Shares	$91,667		$77,945		$20,854		$6,082

Class Y Shares	$4,812,320		$567,244,034		$134,920,681		$38,499,334

Shares Outstanding
Class A Shares	628,336		5,250,142		335,978		827,181
Class B Shares	150		133,112		16		17,140
Class C Shares	10,529		7,659		2,059		602
Class Y Shares	548,613		55,738,783		13,327,161		3,807,681

Total Shares Outstanding	1,187,628		61,129,696		13,665,214		4,652,604

Net Asset Value Per Share
Class A Shares	$8.75		$10.18		$10.14		$10.12

Class B Shares	$8.75		$10.18		$10.12		$10.13

Class C Shares	$8.71		$10.18		$10.13		$10.11

Class Y Shares	$8.77		$10.18		$10.12		$10.11

Offering Price Per Share*
Class A Shares	$9.28	**	$10.66	***	$10.62	***	$10.38	****

Class B Shares	$8.75		$10.18		$10.12		$10.13

Class C Shares	$8.80	*****	$10.28	*****	$10.23	*****	$10.21	*****

Class Y Shares	$8.77		$10.18		$10.12		$10.11

Redemption Proceeds Per Share*
Class A Shares	$8.75		$10.18		$10.14		$10.12

Class B Shares	$8.31	******	$9.67	******	$9.61	******	$9.62	******

Class C Shares	$8.62	*******	$10.08	*******	$10.03	*******	$10.01	*******

Class Y Shares	$8.77		$10.18		$10.12		$10.11

Investments, at identified cost	$11,414,102		$656,751,707		$130,716,248		$44,965,152

*	See "What Do Shares Cost?" in the Prospectus.
**Computation	of Offering Price: 100/94.25 of net asset value.
***Computation	of Offering Price: 100/95.50 of net asset value.
****Computation	of Offering Price: 100/97.50 of net asset value.
*****Computation	of Offering Price: 100/99 of net asset value.
******Computation	of Redemption Proceeds: 95/100 of net asset value.
*******Computation	of Redemption Proceeds: 99/100 of net asset value.

(See Notes which are an integral part of the Financial Statements)

The Wachovia Funds and The Wachovia Municipal Funds
Statements of Assets and Liabilities—Continued

November 30, 2001

	Wachovia Georgia Municipal Bond Fund		Wachovia North Carolina Municipal Bond Fund		Wachovia South Carolina Municipal Bond Fund		Wachovia Virginia Municipal Bond Fund

Assets:
Investments in securities, at value	$126,908,132		$424,897,377		$337,964,775		$127,518,334
Cash	256		181		726		317
Income receivable	1,791,874		6,357,749		5,132,280		2,128,121
Receivable for investments sold	3,161,836		4,212,796		980,975		—
Receivable for shares sold	147,590		320,000		103,496		25,000

Total assets	132,009,688		435,788,103		344,182,252		129,671,772

Liabilities:
Payable for investments purchased	980,724		3,409,477		3,967,742		—
Payable for shares redeemed	5,000		104,382		130,120		600
Income distribution payable	411,773		1,455,096		1,109,621		422,061
Payable to adviser	48,193		175,485		129,070		51,002
Other accrued expenses	36,911		69,172		76,211		35,656

Total liabilities	1,482,601		5,213,612		5,412,764		509,319

Net Assets Consist of:
Paid in capital	126,889,397		410,510,233		322,433,679		123,867,009
Net unrealized appreciation of investments	3,635,006		13,268,339		14,464,051		4,269,827
Accumulated net realized gain on investments	2,759		6,469,345		1,847,580		1,018,413
Undistributed net investment income (Distributions in excess of net investment income)	(75)		326,574		24,178		7,204

Total Net Assets	$130,527,087		$430,574,491		$338,769,488		$129,162,453

Net Assets:
Class A Shares	$4,769,720		$6,612,664		$54,867,004		$7,163,557

Class Y Shares	$125,757,367		$423,961,827		$283,902,484		$121,998,896

Shares Outstanding
Class A Shares	426,865		583,749		4,915,613		687,957
Class Y Shares	11,254,572		37,426,285		25,435,085		11,716,243

Total Shares Outstanding	11,681,437		38,010,034		30,350,698		12,404,200

Net Asset Value Per Share
Class A Shares	$11.17		$11.33		$11.16		$10.41

Class Y Shares	$11.17		$11.33		$11.16		$10.41

Offering Price Per Share*
Class A Shares	$11.70	**	$11.86	**	$11.69	**	$10.90	**

Class Y Shares	$11.17		$11.33		$11.16		$10.41

Redemption Proceeds Per Share*
Class A Shares	$11.17		$11.33		$11.16		$10.41

Class Y Shares	$11.17		$11.33		$11.16		$10.41

Investments, at identified cost	$123,273,126		$411,629,038		$323,500,724		$123,248,507

*	See "What Do Shares Cost" in the Prospectus.
**Computation	of Offering Price: 100/95.50 of net asset value.

(See Notes which are an integral part of the Financial Statements)

The Wachovia Funds and The Wachovia Municipal Funds
Statements of Operations

Year Ended November 30, 2001

	Wachovia Equity Fund(1)	Wachovia Quantitative Equity Fund(1)	Wachovia Growth & Income Fund(2)	Wachovia Equity Index Fund(2)

Investment Income:
Dividends	$2,971,069 (3)	$7,136,353 (4)	$2,070,525 (5)	$4,885,052 (6)
Interest	1,789,831	806,612	378,360	1,254,299

Total income	4,760,900	7,942,965	2,448,885	6,139,351

Expenses:
Investment adviser fee	2,422,164	3,934,039	1,616,094	1,237,434
Administrative personnel and services fee	250,739	407,258	167,284	299,002
Custodian fees	64,404	93,340	45,874	74,366
Transfer and dividend disbursing agent fees and expenses	16,614	24,423	24,342	21,367
Directors’/Trustees’ fees	5,906	11,138	4,904	8,529
Auditing fees	15,109	15,503	15,235	15,378
Legal fees	3,588	7,410	13,728	7,914
Portfolio accounting fees	2,381	2,196	1,214	11,391
Distribution services fee—Class B Shares	72,060	150,874	771	4,605
Distribution services fee—Class C Shares	3,141	198	27	10,112
Shareholder services fee—Class A Shares	242,203	171,569	164,103	328,757
Shareholder services fee—Class B Shares	24,020	50,291	257	1,535
Shareholder services fee—Class C Shares	1,047	66	9	3,371
Share registration costs	52,267	34,888	46,799	41,006
Printing and postage	14,151	19,380	24,304	12,830
Insurance premiums	1,981	3,185	1,649	2,464
Miscellaneous	5,318	5,592	7,228	5,265

Total expenses	3,197,093	4,931,350	2,133,822	2,085,326

Waiver—
Waiver of investment adviser fee	(14,025)	(13,819)	(75,919)	(45,785)

Net expenses	3,183,068	4,917,531	2,057,903	2,039,541

Net investment income	1,577,832	3,025,434	390,982	4,099,810

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments and foreign currency transactions	(38,259,775)	29,945,445	9,537,023	9,738,813
Net realized loss on futures contracts	(13,206,093)	(6,950,911)	(2,300,574)	(12,026,369)
Net change in unrealized depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	(37,662,036)	(149,214,181)	(70,652,786)	(58,571,172)

Net realized and unrealized loss on investments, futures contracts and foreign currency	(89,127,904)	(126,219,647)	(63,416,337)	(60,858,728)

Change in net assets resulting from operations	$(87,550,072)	$(123,194,213)	$(63,025,355)	$(56,758,918)

(1)	Reflects operations for the period from December 12, 2000 (date of initial public investment) to November 30, 2001 for Class C Shares.
(2)	Reflects operations for the period from December 12, 2000 (date of initial public investment) to November 30, 2001 for Class B Shares and Class C Shares.
(3)	Net of foreign taxes withheld of $11,558.
(4)	Net of foreign taxes withheld of $35,423.
(5)	Net of foreign taxes withheld of $15,208.
(6)	Net of foreign taxes withheld of $21,231.

(See Notes which are an integral part of the Financial Statements)

The Wachovia Funds and The Wachovia Municipal Funds
Statements of Operations—Continued

Year Ended November 30, 2001

	Wachovia Special Values Fund(1)		Wachovia Emerging Markets Fund(2)	Wachovia Personal Equity Fund(2)	Wachovia Balanced Fund(1)	Wachovia Blue Chip Value Fund(3)

Investment Income:
Dividends	$2,947,763	(4)	$4,019,323 (5)	$2,829,433 (6)	$4,008,617 (7)	$17,558 (8)
Interest	2,014,747		436,858	888,489	14,692,092	1,281

Total income	4,962,510		4,456,181	3,717,922	18,700,709	18,839

Expenses:
Investment adviser fee	1,956,743		1,692,798	2,337,851	3,824,012	9,484
Administrative personnel and services fee	177,778		122,711	242,045	396,086	987
Custodian fees	48,596		277,195	62,597	91,756	271
Transfer and dividend disbursing agent fees and expenses	39,792		21,878	13,383	20,543	17,548
Directors’/Trustees’ fees	4,383		5,059	6,023	7,728	527
Auditing fees	15,209		33,026	15,500	15,140	—
Legal fees	6,769		8,153	7,062	4,337	8,596
Portfolio accounting fees	3,107		5,948	254	12,506	244
Distribution services fee—Class B Shares	5,372		23	153	172,063	669
Distribution services fee—Class C Shares	1,543		34	—	2,422	226
Shareholder services fee—Class A Shares	174,871		38,754	2,824	446,376	508
Shareholder services fee—Class B Shares	1,791		8	51	57,354	223
Shareholder services fee—Class C Shares	514		11	—	807	75
Share registration costs	49,587		45,717	46,636	54,452	51,562
Printing and postage	17,873		17,802	15,448	10,568	12,498
Insurance premiums	1,272		1,277	2,109	2,887	602
Taxes	—		28,636	—	—	—
Miscellaneous	3,616		4,959	5,383	7,038	2,182

Total expenses	2,508,816		2,303,989	2,757,319	5,126,075	106,202

Waiver and reimbursement—
Waiver of investment adviser fee	—		—	(49,064)	(295,151)	(9,484)
Reimbursement of other operating expenses	—		—	—	—	(83,636)

Total waiver and reimbursement	—		—	(49,064)	(295,151)	(93,120)

Net expenses			2,303,989	2,708,255	4,830,924	13,082

Net investment income	2,453,694		2,152,192	1,009,667	13,869,785	5,757

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments and foreign currency transactions	16,277,412		(21,294,449)	3,808,940	(20,991,041)	(134,244)
Net realized loss on futures contracts	(3,101,258)		—	(4,707,665)	(4,604,911)	—
Net realized gain on capital gain distribution from other investment companies	—		501,537	—	—	—
Net change in unrealized appreciation (depreciation) of investments, futures contracts and translation of assets and liabilities in foreign currency	34,880,749		10,243,807	(83,662,892)	(44,248,803)	(57,075)

Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency	48,056,903		(10,549,105)	(84,561,617)	(69,844,755)	(191,319)

Change in net assets resulting from operations	$50,510,597		$(8,396,913)	$(83,551,950)	$(55,974,970)	$(185,562)

(1)	Reflects operations for the period from December 12, 2000 (date of initial public investment) to November 30, 2001 for Class C Shares.
(2)	Reflects operations for the period from December 12, 2000 (date of initial public investment) to November 30, 2001 for Class B Shares and Class C Shares.
(3)	Reflects operations for the period from December 26, 2000 (date of initial public investment) to November 30, 2001.
(4)	Net of foreign taxes withheld of $2,261.
(5)	Net of foreign taxes withheld of $376,517.
(6)	Net of foreign taxes withheld of $18,889.
(7)	Net of foreign taxes withheld of $11,105.
(8)	Net of foreign taxes withheld of $85.

(See Notes which are an integral part of the Financial Statements)

The Wachovia Funds and The Wachovia Municipal Funds
Statements of Operations—Continued

Year Ended November 30, 2001

	Wachovia New Horizons Fund(1)	Wachovia International Equity Fund(2)	Wachovia Fixed Income Fund(3)	Wachovia Intermediate Fixed Income Fund(4)

Investment Income:
Dividends	$3,411 (5)	$31,241 (6)	$3,576,334	$663,741
Interest	2,062	18,488	35,318,328	7,694,282

Total income	5,473	49,729	38,894,662	8,358,023

Expenses:
Investment adviser fee	7,770	43,585	3,604,244	807,445
Administrative personnel and services fee	807	3,212	436,359	97,713
Custodian fees	222	2,222	97,571	26,915
Transfer and dividend disbursing agent fees and expenses	14,104	14,178	25,052	14,729
Directors’/Trustees’ fees	49	1,084	8,367	1,672
Auditing fees	—	15,261	15,367	15,286
Legal fees	5,494	8,081	7,510	6,727
Portfolio accounting fees	483	3,620	21,524	5,986
Distribution services fee—Class B Shares	445	2	6,910	—
Distribution services fee—Class C Shares	664	509	415	108
Shareholder services fee—Class A Shares	266	5,074	143,069	7,781
Shareholder services fee—Class B Shares	148	1	2,303	—
Shareholder services fee—Class C Shares	221	169	138	36
Share registration costs	44,782	62,169	59,105	47,638
Printing and postage	10,956	16,122	18,011	5,537
Insurance premiums	578	538	2,507	1,032
Miscellaneous	2,249	2,265	5,494	4,032

Total expenses	89,238	178,092	4,453,946	1,042,637

Waiver and reimbursement—
Waiver of investment adviser fee	(7,770)	(43,585)	(36,090)	(38,864)
Reimbursement of other operating expenses	(70,401)	(58,670)	—	—

Total waiver and reimbursement	(78,171)	(102,255)	(36,090)	(38,864)

Net expenses	11,067	75,837	4,417,856	1,003,773

Net investment income (loss)	(5,594)	(26,108)	34,476,806	7,354,250

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments and foreign currency transactions	(339,499)	(629,640)	8,569,123	2,193,331
Net realized loss on futures contracts	—	—	(1,677,725)	(288,001)
Net change in unrealized appreciation (depreciation) of investments, futures contracts and translation of assets and liabilities in foreign currency	(175,886)	(178,139)	20,196,191	3,741,386

Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency	(515,385)	(807,779)	27,087,589	5,646,716

Change in net assets resulting from operations	$(520,979)	$(833,887)	$61,564,395	$13,000,966

(1)
Reflects operations for the period from December 22, 2000 (date of initial public investment) to November 30, 2001 for Class A Shares and from December 26, 2000 (date of initial public investment) to November 30, 2001 for Class B Shares, Class C Shares and Class Y Shares.

(2)	Reflects operations for the period from March 2, 2001 (date of initial public investment) to November 30, 2001.
(3)	Reflects operations for the period from December 12, 2000 (date of initial public investment) to November 30, 2001 for Class C Shares.
(4)	Reflects operations for the period from December 12, 2000 (date of initial public investment) to November 30, 2001 for Class B Shares and Class C Shares.
(5)	Net of foreign taxes withheld of $3.
(6)	Net of foreign taxes withheld of $4,355.

(See Notes which are an integral part of the Financial Statements)

The Wachovia Funds and The Wachovia Municipal Funds
Statements of Operations—Continued

Year Ended November 30, 2001

	Wachovia Short-Term Fixed Income Fund(1)	Wachovia Georgia Municipal Bond Fund	Wachovia North Carolina Municipal Bond Fund	Wachovia South Carolina Municipal Bond Fund	Wachovia Virginia Municipal Bond Fund

Investment Income:
Interest	$2,834,444	$5,830,131	$21,032,814	$17,456,776	$6,656,508

Expenses:
Investment adviser fee	256,792	896,744	3,256,594	2,552,267	991,266
Administrative personnel and services fee	33,899	86,881	315,322	247,119	97,272
Custodian fees	9,338	23,913	77,632	63,545	26,791
Transfer and dividend disbursing agent fees and expenses	11,942	10,489	8,588	11,194	7,503
Directors’/Trustees’ fees	2,412	1,878	7,852	6,307	1,527
Auditing fees	14,999	15,337	15,128	15,180	15,271
Legal fees	5,143	8,638	5,183	4,519	6,611
Portfolio accounting fees	1,484	8,651	18,477	20,050	6,071
Distribution services fee—Class B Shares	540	—	—	—	—
Distribution services fee—Class C Shares	2	—	—	—	—
Shareholder services fee—Class A Shares	21,282	11,872	18,469	136,330	17,187
Shareholder services fee—Class B Shares	180	—	—	—	—
Shareholder services fee—Class C Shares	1	—	—	—	—
Share registration costs	44,986	24,247	33,873	30,906	15,270
Printing and postage	4,057	3,887	6,769	9,607	12,592
Insurance premiums	766	987	1,991	1,701	1,032
Miscellaneous	2,824	5,133	4,534	4,384	2,886

Total expenses	410,647	1,098,657	3,770,412	3,103,109	1,201,279

Waiver—
Waiver of investment adviser fee	(94,498)	(369,394)	(1,146,667)	(993,026)	(380,412)

Net expenses	316,149	729,263	2,623,745	2,110,083	820,867

Net investment income	2,518,295	5,100,868	18,409,069	15,346,693	5,835,641

Realized and Unrealized Gain on Investments:
Net realized gain on investments	401,357	1,775,438	8,756,346	2,979,756	2,826,234
Net change in unrealized appreciation of investments	1,397,824	1,616,883	5,491,643	7,056,471	1,570,392

Net realized and unrealized gain on investments	1,799,181	3,392,321	14,247,989	10,036,227	4,396,626

Change in net assets resulting from operations	$4,317,476	$8,493,189	$32,657,058	$25,382,920	$10,232,267

(1)	Reflects operations for the period from December 12, 2000 (date of initial public investment) to November 30, 2001 for Class B Shares and Class C Shares.

(See Notes which are an integral part of the Financial Statements)

The Wachovia Funds and The Wachovia Municipal Funds
Statements of Changes in Net Assets

	Wachovia Equity Fund		Wachovia Quantitative Equity Fund		Wachovia Growth & Income Fund
	Year Ended November 30, 2001	Year Ended November 30, 2000	Year Ended November 30, 2001	Year Ended November 30, 2000	Year Ended November 30, 2001	Year Ended November 30, 2000

Increase (Decrease) in Net Assets
Operations—
Net investment income	$1,577,832	$1,690,492	$3,025,434	$2,965,311	$390,982	$174,488
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	(51,465,868)	17,263,542	22,994,534	42,778,186	7,236,449	20,509,292
Net change in unrealized depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	(37,662,036)	(18,007,334)	(149,214,181)	(17,519,014)	(70,652,786)	(28,217,380)

Change in net assets resulting from operations	(87,550,072)	946,700	(123,194,213)	28,224,483	(63,025,355)	(7,533,600)

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(355,339)	(301,919)	(180,210)	(183,527)	—	(13,134)
Class B Shares	(88)	—	(194)	—	—	—
Class C Shares	(1)	—	0 [1]	—	—	—
Class Y Shares	(1,530,015)	(1,257,917)	(2,487,171)	(2,720,977)	—	(354,250)
Distributions from net realized gain on investments, futures contracts, and foreign currency
Class A Shares	(3,196,835)	(3,446,614)	(5,242,031)	—	(5,840,719)	(16,161,110)
Class B Shares	(315,341)	(266,448)	(1,491,392)	—	(17)	—
Class C Shares	(7)	—	(15)	—	(17)	—
Class Y Shares	(7,696,729)	(6,546,425)	(34,703,350)	—	(14,178,075)	(43,126,777)

Change in net assets from distributions to shareholders	(13,094,355)	(11,819,323)	(44,104,363)	(2,904,504)	(20,018,828)	(59,655,271)

Share Transactions:
Proceeds from sale of shares	87,348,658	136,019,166	31,939,513	40,975,049	23,161,193	21,099,777
Net asset value of shares issued to shareholders in payment of dividends declared	9,595,570	8,991,400	39,276,174	987,767	11,199,924	31,036,175
Cost of shares redeemed	(100,504,987)	(83,604,882)	(103,547,085)	(97,561,455)	(36,129,286)	(48,596,552)

Change in net assets from share transactions	(3,560,759)	61,405,684	(32,331,398)	(55,598,639)	(1,768,169)	3,539,400

Change in net assets	(104,205,186)	50,533,061	(199,629,974)	(30,278,660)	(84,812,352)	(63,649,471)
Net Assets:
Beginning of period	402,369,323	351,836,262	681,934,036	712,212,696	285,943,907	349,593,378

End of period	$298,164,137	$402,369,323	$482,304,062	$681,934,036	$201,131,555	$285,943,907

Undistributed net investment income included in net assets at end of period	$172,656	$476,871	$512,209	$154,350	$390,983	$39,020

(1)	Amount is less than ($1.00).

(See Notes which are an integral part of the Financial Statements)

The Wachovia Funds and The Wachovia Municipal Funds
Statements of Changes in Net Assets—Continued

	Wachovia Equity Index Fund		Wachovia Special Values Fund		Wachovia Emerging Markets Fund
	Year Ended November 30, 2001	Year Ended November 30, 2000	Year Ended November 30, 2001	Year Ended November 30, 2000	Year Ended November 30, 2001	Year Ended November 30, 2000

Increase (Decrease) in Net Assets
Operations—
Net investment income	$4,099,810	$5,452,385	$2,453,694	$2,865,053	$2,152,192		$1,055,787
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	(2,287,556)	4,423,136	13,176,154	4,006,763	(21,294,449)		9,079,581
Net realized gain on capital gain distribution from other investment companies	—	—	—	—	501,537		—
Net change in unrealized appreciation (depreciation) of investments, futures contracts and translation of assets and liabilities in foreign currency	(58,571,172)	(32,073,685)	34,880,749	8,382,602	10,243,807		(44,174,297)

Change in net assets resulting from operations	(56,758,918)	(22,198,164)	50,510,597	15,254,418	(8,396,913)		(34,038,929)

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,284,364)	(1,712,699)	(892,213)	(1,132,622)	(49,960)		(147,715)
Class B Shares	(1,539)	—	(3,191)	(5,459)	(1)		—
Class C Shares	(3,178)	—	(4)	—	(36)		—
Class Y Shares	(3,466,342)	(4,194,064)	(2,128,000)	(2,258,930)	(965,790)		(2,046,168)
Distributions from net realized gain on investments, futures contracts, and foreign currency
Class A Shares	—	(3,670,966)	(485,340)	(2,135,061)	—		—
Class B Shares	—	—	(3,306)	(11,575)	—		—
Class C Shares	—	—	(2)	—	—		—
Class Y Shares	—	(7,613,438)	(984,200)	(3,732,991)	—		—

Change in net assets from distributions to shareholders	(4,755,423)	(17,191,167)	(4,496,256)	(9,276,638)	(1,015,787)		(2,193,883)

Share Transactions:
Proceeds from sale of shares	107,975,122	139,562,623	100,679,965	43,614,132	112,786,996		96,470,805
Net asset value of shares issued to shareholders in payment of dividends declared	4,341,303	16,078,232	3,081,408	7,169,649	358,278		820,530
Cost of shares redeemed	(172,414,331)	(173,598,687)	(64,183,649)	(41,216,261)	(123,943,674)		(82,200,620)

Change in net assets from share transactions	(60,097,906)	(17,957,832)	39,577,724	9,567,520	(10,798,400)		15,090,715

Change in net assets	(121,612,247)	(57,347,163)	85,592,065	15,545,300	(20,211,100)		(21,142,097)
Net Assets:
Beginning of period	487,284,188	544,631,351	191,212,883	175,667,583	173,307,731		194,449,828

End of period	$365,671,941	$487,284,188	$276,804,948	$191,212,883	$153,096,631		$173,307,731

Undistributed net investment income included in net assets at end of period	$—	$639,476	$1,592,742	$2,188,307	$1,374,988	$$	115,562

(See Notes which are an integral part of the Financial Statements)

The Wachovia Funds and The Wachovia Municipal Funds
Statements of Changes in Net Assets—Continued

	Wachovia Personal Equity Fund		Wachovia Balanced Fund		Wachovia Blue Chip Value Fund	Wachovia New Horizons Fund
	Year Ended November 30, 2001	Year Ended November 30, 2000	Year Ended November 30, 2001	Year Ended November 30, 2000	Period Ended November 30, 2001(1)	Period Ended November 30, 2001(2)
Increase (Decrease) in Net Assets
Operations—
Net investment income (operating loss)	$1,009,667	$1,045,504	$13,869,785	$16,565,901	$5,757	$(5,594)
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	(898,725)	4,258,221	(25,595,952)	39,554,337	(134,244)	(339,499)
Net change in unrealized appreciation (depreciation) of investments, futures contracts and translation of assets and liabilities in foreign currency	(83,662,892)	(22,089,547)	(44,248,803)	(20,214,453)	(57,075)	(175,886)

Change in net assets resulting from operations	(83,551,950)	(16,785,822)	(55,974,970)	35,905,785	(185,562)	(520,979)

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	—	(71)	(4,632,239)	(4,793,338)	(48)	—
Class B Shares	—	—	(387,948)	(344,703)	—	—
Class C Shares	—	—	(4,429)	—	—	—
Class Y Shares	(707,200)	(1,232,599)	(10,029,961)	(11,422,384)	(2,385)	—
Distributions from net realized gain on investments, futures contracts, and foreign currency
Class A Shares	(7,721)	(2,482)	(12,709,960)	(1,398,073)	—	—
Class B Shares	(2)	—	(1,497,512)	(144,291)	—	—
Class C Shares	(2)	—	(15)	—	—	—
Class Y Shares	(3,348,179)	(8,012,041)	(25,041,683)	(2,879,504)	—	—

Change in net assets from distributions to shareholders	(4,063,104)	(9,247,193)	(54,303,747)	(20,982,293)	(2,433)	—

Share Transactions:
Proceeds from sale of shares	24,087,784	18,331,602	77,025,868	115,212,673	2,219,360	1,988,914
Net asset value of shares issued to shareholders in payment of dividends declared	3,217,615	7,995,655	45,252,140	12,918,309	2,049	—
Cost of shares redeemed	(37,862,105)	(48,378,159)	(157,538,317)	(169,259,285)	(82,102)	(127,018)

Change in net assets from share transactions	(10,556,706)	(22,050,902)	(35,260,309)	(41,128,303)	2,139,307	1,861,896

Change in net assets	(98,171,760)	(48,083,917)	(145,539,026)	(26,204,811)	1,951,312	1,340,917
Net Assets:
Beginning of period	396,478,439	444,562,356	624,393,983	650,598,794	—	—

End of period	$298,306,679	$396,478,439	$478,854,957	$624,393,983	$1,951,312	$1,340,917

Undistributed net investment income included in net assets at end of period	$366,598	$64,129	$880,187	$2,064,979	$3,324	$—

(1)	Reflects operations for the period from December 26, 2000 (date of initial public investment) to November 30, 2001.
(2)	Reflects operations for the period from December 22, 2000 (date of initial public investment) to November 30, 2001.

(See Notes which are an integral part of the Financial Statements)

The Wachovia Funds and The Wachovia Municipal Funds
Statements of Changes in Net Assets—Continued

	Wachovia International Equity Fund	Wachovia Fixed Income Fund
	Period Ended November 30, 2001(1)	Year Ended November 30, 2001	Year Ended November 30, 2000

Increase (Decrease) in Net Assets
Operations—
Net investment income (operating loss)	$(26,108)	$34,476,806	$33,694,711
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	(629,640)	6,891,398	(8,064,933)
Net change in unrealized appreciation (depreciation) of investments, futures contracts and translation of assets and liabilities in foreign currency	(178,139)	20,196,191	19,552,006

Change in net assets resulting from operations	(833,887)	61,564,395	45,181,784

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	—	(3,052,718)	(3,820,500)
Class B Shares	—	(42,277)	(40,101)
Class C Shares	—	(2,359)	—
Class Y Shares	—	(30,251,988)	(29,673,224)
Distributions from net realized gain on investments, futures contracts, and foreign currency
Class A Shares	—	—	—
Class B Shares	—	—	—
Class C Shares	—	—	—
Class Y Shares	—	—	—

Change in net assets from distributions to shareholders	—	(33,349,342)	(33,533,825)

Share Transactions:
Proceeds from sale of shares	16,175,179	179,206,866	125,403,873
Net asset value of shares issued to shareholders in payment of dividends declared	—	10,294,673	10,205,866
Cost of shares redeemed	(4,941,046)	(176,067,240)	(125,069,709)

Change in net assets from share transactions	11,234,133	13,434,299	10,540,030

Change in net assets	10,400,246	41,649,352	22,187,989
Net Assets:
Beginning of period	—	580,463,821	558,275,832

End of period	$10,400,246	$622,113,173	$580,463,821

Undistributed net investment income (Distributions in excess of net investment income) included in net assets at end of period	$(22,448)	$1,740,566	$748,042

(1)	Reflects operations for the period from March 2, 2001 (date of initial public investment) to November 30, 2001.

(See Notes which are an integral part of the Financial Statements)

The Wachovia Funds and The Wachovia Municipal Funds
Statements of Changes in Net Assets—Continued

	Wachovia Intermediate Fixed Income Fund		Wachovia Short-Term Fixed Income Fund		Wachovia Georgia Municipal Bond Fund
	Year Ended November 30, 2001	Year Ended November 30, 2000	Year Ended November 30, 2001	Year Ended November 30, 2000	Year Ended November 30, 2001	Year Ended November 30, 2000

Increase (Decrease) in Net Assets
Operations—
Net investment income	$7,354,250	$7,750,478	$2,518,295	$2,681,534	$5,100,868	$5,184,597
Net realized gain (loss) on investments	1,905,330	(1,104,208)	401,357	(1,612)	1,775,438	(1,197,198)
Net change in unrealized appreciation of investments	3,741,386	2,980,673	1,397,824	507,302	1,616,883	3,443,977

Change in net assets resulting from operations	13,000,966	9,626,943	4,317,476	3,187,224	8,493,189	7,431,376

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(165,551)	(163,862)	(427,424)	(519,030)	(191,715)	(211,281)
Class B Shares	(10)	—	(2,701)	—	—	—
Class C Shares	(582)	—	(36)	—	—	—
Class Y Shares	(7,180,082)	(7,536,530)	(2,016,758)	(2,257,850)	(4,914,062)	(4,984,058)
Distributions from net realized gain on investments
Class A Shares	—	(1,853)	—	—	—	—
Class Y Shares	—	(77,932)	—	—	—	—

Change in net assets from distributions to shareholders	(7,346,225)	(7,780,177)	(2,446,919)	(2,776,880)	(5,105,777)	(5,195,339)

Share Transactions:
Proceeds from sale of shares	58,331,605	38,053,332	9,568,985	10,538,396	30,827,769	15,688,219
Net asset value of shares issued to shareholders in payment of dividends declared	660,892	428,648	1,649,371	1,910,861	286,628	264,861
Cost of shares redeemed	(58,690,984)	(49,650,556)	(13,741,206)	(13,887,577)	(15,582,910)	(20,786,480)

Change in net assets from share transactions	301,513	(11,168,576)	(2,522,850)	(1,438,320)	15,531,487	(4,833,400)

Change in net assets	5,956,254	(9,321,810)	(652,293)	(1,027,976)	18,918,899	(2,597,363)
Net Assets:
Beginning of period	132,390,881	141,712,691	47,704,269	48,732,245	111,608,188	114,205,551

End of period	$138,347,135	$132,390,881	$47,051,976	$47,704,269	$130,527,087	$111,608,188

Undistributed net investment income (Distributions in excess of net investment income) included in net assets at end of period	$175,682	$168,108	$83,358	$39,534	$(75)	$4,834

(See Notes which are an integral part of the Financial Statements)

The Wachovia Funds and The Wachovia Municipal Funds
Statements of Changes in Net Assets—Continued

	Wachovia North Carolina Municipal Bond Fund		Wachovia South Carolina Municipal Bond Fund		Wachovia Virginia Municipal Bond Fund
	Year Ended November 30, 2001	Year Ended November 30, 2000	Year Ended November 30, 2001	Year Ended November 30, 2000	Year Ended November 30, 2001	Year Ended November 30, 2000

Increase (Decrease) in Net Assets
Operations—
Net investment income	$18,409,069	$19,276,350	$15,346,693	$16,566,106	$5,835,641	$6,362,592
Net realized gain (loss) on investments	8,756,346	(2,275,153)	2,979,756	(1,132,177)	2,826,234	(372,652)
Net change in unrealized appreciation of investments	5,491,643	11,426,197	7,056,471	9,463,518	1,570,392	3,468,716

Change in net assets resulting from operations	32,657,058	28,427,394	25,382,920	24,897,447	10,232,267	9,458,656

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(292,509)	(329,361)	(2,353,108)	(2,555,543)	(282,501)	(321,952)
Class Y Shares	(17,945,967)	(18,819,585)	(13,056,838)	(13,921,746)	(5,545,985)	(6,047,898)
Distributions from net realized gain on investments
Class A Shares	—	(4,750)	—	(9,867)	—	—
Class Y Shares	—	(251,259)	—	(48,294)	—	—

Change in net assets from distributions to shareholders	(18,238,476)	(19,404,955)	(15,409,946)	(16,535,450)	(5,828,486)	(6,369,850)

Share Transactions:
Proceeds from sale of shares	35,199,106	46,384,033	21,864,980	25,895,625	10,281,041	11,827,832
Net asset value of shares issued to shareholders in payment of dividends declared	395,623	694,469	1,638,738	1,852,996	386,026	408,569
Cost of shares redeemed	(45,106,698)	(73,600,551)	(28,327,374)	(50,946,059)	(17,706,973)	(21,020,218)

Change in net assets from share transactions	(9,511,969)	(26,522,049)	(4,823,656)	(23,197,438)	(7,039,906)	(8,783,817)

Change in net assets	4,906,613	(17,499,610)	5,149,318	(14,835,441)	(2,636,125)	(5,695,011)
Net Assets:
Beginning of period	425,667,878	443,167,488	333,620,170	348,455,611	131,798,578	137,493,589

End of period	$430,574,491	$425,667,878	$338,769,488	$333,620,170	$129,162,453	$131,798,578

Undistributed net investment income included in net assets at end of period	$326,574	$150,043	$24,178	$87,431	$7,204	$49

(See Notes which are an integral part of the Financial Statements)

The Wachovia Funds and The Wachovia Municipal Funds
Financial Highlights—Class A Shares

(For a share outstanding throughout each period)
Year Ended November 30,	Net Asset Value, beginning of period	Net Investment Income/ (Operating Loss)		Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts, and Foreign Currency Transactions	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions, Futures Contracts and Foreign Currency Transactions	Total Distributions

Wachovia Equity Fund
1997	$14.81	0.14	(3)	2.43	2.57	(0.13)	(1.86)	(1.99)
1998	$15.39	0.13	(3)	2.21	2.34	(0.14)	(1.68)	(1.82)
1999	$15.91	0.06		3.41	3.47	(0.07)	(1.89)	(1.96)
2000	$17.42	0.05		0.22 (4)	0.27	(0.04)	(0.51)	(0.55)
2001	$17.14	0.04	(3)	(3.64)	(3.60)	(0.05)	(0.48)	(0.53)
Wachovia Quantitative Equity Fund
1997	$15.67	0.18	(3)	4.14	4.32	(0.20)	(0.79)	(0.99)
1998	$19.00	0.11	(3)	3.12	3.23	(0.19)	(1.75)	(1.94)
1999	$20.29	0.09		3.16	3.25	(0.12)	(2.42)	(2.54)
2000	$21.00	0.05		0.70	0.75	(0.04)	—	(0.04)
2001	$21.71	0.06	(3)	(3.97)	(3.91)	(0.04)	(1.33)	(1.37)
Wachovia Growth & Income Fund
1997	$16.41	0.13		4.44	4.57	(0.13)	(0.25)	(0.38)
1998	$20.60	0.11		3.94	4.05	(0.10)	(1.01)	(1.11)
1999	$23.54	0.05		4.24	4.29	(0.08)	(2.89)	(2.97)
2000	$24.86	(0.03)		(0.56)	(0.59)	(0.01)	(4.26)	(4.27)
2001	$20.00	0.00	(3)(6)	(4.26)	(4.26)	—	(1.40)	(1.40)
Wachovia Equity Index Fund
1997	$15.98	0.25	(3)	3.85	4.10	(0.28)	(0.91)	(1.19)
1998	$18.89	0.26	(3)	3.90	4.16	(0.24)	(0.40)	(0.64)
1999	$22.41	0.27		4.13	4.40	(0.26)	(0.37)	(0.63)
2000	$26.18	0.22	(3)	(1.39)	(1.17)	(0.24)	(0.53)	(0.77)
2001	$24.24	0.19	(3)	(3.30)	(3.11)	(0.21)	—	(0.21)
Wachovia Special Values Fund
1997	$15.67	0.13	(3)	4.53	4.66	(0.08)	(1.61)	(1.69)
1998	$18.64	0.19	(3)	(0.87)	(0.68)	(0.12)	(1.71)	(1.83)
1999	$16.13	0.25		0.56	0.81	(0.16)	(0.75)	(0.91)
2000	$16.03	0.22	(3)	1.08	1.30	(0.28)	(0.52)	(0.80)
2001	$16.53	0.16	(3)	3.97	4.13	(0.24)	(0.13)	(0.37)
Wachovia Emerging Markets Fund
1997	$11.67	0.03	(3)	(0.47)	(0.44)	(0.11)	—	(0.11)
1998	$11.12	0.09	(3)	(2.68)	(2.59)	(0.10)	—	(0.10)
1999	$8.43	0.04	(3)	3.32	3.36	(0.05)	—	(0.05)
2000	$11.74	0.01		(1.88)	(1.87)	(0.11)	—	(0.11)
2001	$9.76	0.10	(3)	(0.64)	(0.54)	(0.04)	—	(0.04)
Wachovia Personal Equity Fund
1999(7)	$10.00	0.01		0.67	0.68	(0.01)	—	(0.01)
2000	$10.67	0.00	(6)	(0.49)	(0.49)	(0.01)	(0.19)	(0.20)
2001	$9.98	0.00	(3)(6)	(2.13)	(2.13)	0.00 (6)	(0.08)	(0.08)

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	This contractual expense decrease is reflected in both the expense and net investment income ratios.
(3)	Per share information is based on average shares outstanding.
(4)
The amount shown in this caption for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments, futures contracts, and foreign currency for the period ended due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(5)	Less than 0.01%
(6)	Less than $0.01 per share.
(7)	Reflects operations for the period from July 30, 1999 (date of initial public investment) to November 30, 1999.
(8)	Computed on an annualized basis.

(See Notes which are an integral part of the Financial Statements)

The Wachovia Funds and The Wachovia Municipal Funds
Financial Highlights—Class A Shares—Continued

(For a share outstanding throughout each period)

			Ratios to Average Net Assets
Year Ended November 30,	Net Asset Value, end of period	Total Return(1)	Expenses		Net Investment Income/(Loss)		Expense Waiver/ Reimbursement(2)		Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

Wachovia Equity Fund
1997	$15.39	20.22%	1.14%		0.95%		0.07%		$39,494	124%
1998	$15.91	17.34%	1.12%		0.91%		—		$53,103	150%
1999	$17.42	24.31%	1.09%		0.49%		—		$118,967	45%
2000	$17.14	1.47%	1.08%		0.27%		—		$114,873	41%
2001	$13.01	(21.65)%	1.07%		0.31%		0.00	%(5)	$82,500	34%
Wachovia Quantitative Equity Fund
1997	$19.00	29.38%	1.11%		1.09%		0.07%		$35,413	74%
1998	$20.29	18.98%	1.11%		0.95%		—		$82,682	38%
1999	$21.00	16.60%	1.11%		0.48%		—		$89,140	34%
2000	$21.71	3.58%	1.06%		0.22%		—		$86,191	14%
2001	$16.43	(19.07)%	1.06%		0.35%		0.00	%(5)	$51,100	23%
Wachovia Growth & Income Fund
1997	$20.60	28.50%	1.30%		0.70%		0.30%		$338,724	13%
1998	$23.54	20.77%	1.21%		0.59%		0.08%		$130,306	24%
1999	$24.86	20.40%	1.09%		0.24%		—		$94,674	44%
2000	$20.00	(3.57)%	1.07%		(0.12)%		—		$82,937	22%
2001	$14.34	(22.77)%	1.07%		(0.01)%		0.03%		$54,790	47%
Wachovia Equity Index Fund
1997	$18.89	27.55%	0.72%		1.46%		0.02%		$50,917	4%
1998	$22.41	22.74%	0.70%		1.23%		—		$131,594	29%
1999	$26.18	19.97%	0.69%		1.07%		—		$182,697	11%
2000	$24.24	(4.70)%	0.66%		0.83%		—		$159,714	12%
2001	$20.92	(12.88)%	0.66%		0.83%		0.01%		$107,526	5%
Wachovia Special Values Fund
1997	$18.64	33.08%	1.35%		0.74%		0.01%		$37,766	46%
1998	$16.13	(3.86)%	1.25%		0.98%		—		$59,408	20%
1999	$16.03	5.40%	1.23%		1.61%		0.00	%(5)	$65,348	44%
2000	$16.53	8.52%	1.21%		1.38%		—		$62,486	42%
2001	$20.29	25.43%	1.20%		0.84%		—		$76,469	45%
Wachovia Emerging Markets Fund
1997	$11.12	(3.82)%	1.79%		0.26%		—		$7,996	60%
1998	$8.43	(23.46)%	1.68%		0.90%		—		$8,677	51%
1999	$11.74	40.07%	1.60%		0.37%		—		$16,007	56%
2000	$9.76	(16.18)%	1.52%		0.28%		—		$15,578	45%
2001	$9.18	(5.56)%	1.57%		1.02%		—		$13,724	64%
Wachovia Personal Equity Fund
1999(7)	$10.67	6.75%	1.15	%(8)	0.39	%(8)	0.01	%(8)	$110	11%
2000	$9.98	(4.73)%	1.06%		(0.09)%		—		$910	22%
2001	$7.77	(21.47)%	1.06%		0.05%		0.02%		$734	49%

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	This contractual expense decrease is reflected in both the expense and net investment income ratios.
(3)	Per share information is based on average shares outstanding.
(4)
The amount shown in this caption for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments, futures contracts, and foreign currency for the period ended due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(5)	Less than 0.01%.
(6)	Less than $0.01 per share.
(7)	Reflects operations for the period from July 30, 1999 (date of initial public investment) to November 30, 1999.
(8)	Computed on an annualized basis.

(See Notes which are an integral part of the Financial Statements)

The Wachovia Funds and The Wachovia Municipal Funds
Financial Highlights—Class A Shares—Continued

(For a share outstanding throughout each period)

Period Ended November 30,	Net Asset Value, beginning of period	Net Investment Income/(Operating Loss)		Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts, and Foreign Currency Transactions	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions, Futures Contracts and Foreign Currency Transactions		Total Distributions

Wachovia Balanced Fund
1997	$13.30	0.34	(3)	1.40	1.74	(0.34)	(1.44)		(1.78)
1998	$13.26	0.24	(3)	1.50	1.74	(0.38)	(0.90)		(1.28)
1999	$13.72	0.29		1.44	1.73	(0.31)	(1.69)		(2.00)
2000	$13.45	0.32		0.35	0.67	(0.32)	(0.09)		(0.41)
2001	$13.71	0.29	(3)	(1.51)	(1.22)	(0.28)	(0.90)		(1.18)
Wachovia Blue Chip Value Fund
2001(4)	$10.00	0.02	(3)	(1.23)	(1.21)	(0.01)	—		(0.01)
Wachovia New Horizons Fund
2001(6)	$10.00	(0.04	)(3)	(3.61)	(3.65)	—	—		—
Wachovia International Equity Fund
2001(7)	$10.00	(0.05	)(3)	(1.20)	(1.25)	—	—		—
Wachovia Fixed Income Fund
1997	$9.83	0.54	(3)	0.04	0.58	(0.56)	—		(0.56)
1998	$9.85	0.53	(3)	0.30	0.83	(0.54)	—		(0.54)
1999	$10.14	0.51		(0.58)	(0.07)	(0.51)	(0.04)		(0.55)
2000	$9.52	0.55	(3)	0.19	0.74	(0.55)	—		(0.55)
2001	$9.71	0.58		0.42	1.00	(0.53)	—		(0.53)
Wachovia Intermediate Fixed Income Fund
1997	$9.96	0.54		0.06	0.60	(0.53)	—		(0.53)
1998	$10.03	0.47		0.40	0.87	(0.52)	—		(0.52)
1999	$10.38	0.50		(0.61)	(0.11)	(0.50)	(0.20)		(0.70)
2000	$9.57	0.52	(3)	0.16	0.68	(0.52)	(0.01)		(0.53)
2001	$9.72	0.51		0.43	0.94	(0.52)	—		(0.52)
Wachovia Short-Term Fixed Income Fund
1997	$9.79	0.50	(3)	(0.01)	0.49	(0.51)	—		(0.51)
1998	$9.77	0.52	(3)	0.14	0.66	(0.51)	—		(0.51)
1999	$9.92	0.48		(0.25)	0.23	(0.52)	—		(0.52)
2000	$9.63	0.52	(3)	0.11	0.63	(0.53)	—		(0.53)
2001	$9.73	0.55		0.34	0.89	(0.50)	—		(0.50)
Wachovia Georgia Municipal Bond Fund
1997	$11.00	0.44		0.13	0.57	(0.44)	(0.02)		(0.46)
1998	$11.11	0.42		0.27	0.69	(0.42)	(0.00	)(9)	(0.42)
1999	$11.38	0.43		(0.74)	(0.31)	(0.43)	(0.03)		(0.46)
2000	$10.61	0.48		0.23	0.71	(0.48)	—		(0.48)
2001	$10.84	0.45		0.33	0.78	(0.45)	—		(0.45)

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	This contractual expense decrease is reflected in both the expense and net investment income ratios.
(3)	Per share information is based on average shares outstanding.
(4)	Reflects operations for the period from December 26, 2000 (date of initial public investment) to November 30, 2001.
(5)	Computed on an annualized basis.
(6)	Reflects operations for the period from December 22, 2000 (date of initial public investment) to November 30, 2001.
(7)	Reflects operations for the period from March 2, 2001 (date of initial public investment) to November 30, 2001.
(8)	Less than 0.01% per share.
(9)	Less than $0.01 per share.

(See Notes which are an integral part of the Financial Statements)

The Wachovia Funds and The Wachovia Municipal Funds
Financial Highlights—Class A Shares—Continued

(For a share outstanding throughout each period)

Period Ended November 30	Net Asset Value, end of period	Total Return(1)	Ratios to Average Net Assets							Portfolio Turnover Rate
			Expenses		Net Investment Income/(Loss)		Expense Waiver/ Reimbursement(2)		Net Assets, end of period (000 omitted)

Wachovia Balanced Fund
1997	$13.26	15.17%	1.02%		2.77%		0.16%		$50,968	143%
1998	$13.72	14.36%	1.01%		2.88%		0.09%		$119,093	124%
1999	$13.45	13.95%	1.01%		2.26%		0.08%		$205,167	66%
2000	$13.71	4.94%	1.01%		2.25%		0.05%		$202,280	66%
2001	$11.31	(9.71)%	1.01%		2.41%		0.05%		$152,840	88%
Wachovia Blue Chip Value Fund
2001(4)	$8.78	(12.15)%	1.09	%(5)	0.30	%(5)	8.30	%(5)	$389	70%
Wachovia New Horizons Fund
2001(6)	$6.35	(36.50)%	1.03	%(5)	(0.61	)%(5)	8.06	%(5)	$148	85%
Wachovia International Equity Fund
2001(7)	$8.75	(12.50)%	1.85	%(5)	(0.76	)%(5)	2.35	%(5)	$5,498	55%
Wachovia Fixed Income Fund
1997	$9.85	6.14%	0.98%		5.65%		0.11%		$10,039	174%
1998	$10.14	8.65%	0.97%		5.30%		0.05%		$24,624	111%
1999	$9.52	(0.77)%	0.97%		5.34%		0.03%		$69,475	49%
2000	$9.71	8.03%	0.96%		5.78%		0.00	%(8)	$64,039	73%
2001	$10.18	10.57%	0.96%		5.51%		0.01%		$53,436	106%
Wachovia Intermediate Fixed Income Fund
1997	$10.03	6.32%	1.04%		5.50%		0.30%		$96,626	81%
1998	$10.38	9.39%	1.06%		5.39%		0.14%		$4,759	57%
1999	$9.57	(1.03)%	0.99%		5.16%		0.04%		$3,205	89%
2000	$9.72	7.34%	0.99%		5.49%		0.01%		$3,413	58%
2001	$10.14	9.89%	0.99%		5.20%		0.03%		$3,405	96%
Wachovia Short-Term Fixed Income Fund
1997	$9.77	5.10%	0.87%		5.49%		0.19%		$7,233	215%
1998	$9.92	6.93%	0.88%		5.22%		0.10%		$10,437	135%
1999	$9.63	2.44%	0.88%		4.97%		0.14%		$10,409	25%
2000	$9.73	6.82%	0.88%		5.44%		0.17%		$8,959	92%
2001	$10.12	9.38%	0.88%		5.20%		0.20%		$8,373	58%
Wachovia Georgia Municipal Bond Fund
1997	$11.11	5.41%	1.14%		4.03%		1.11%		$6,531	25%
1998	$11.38	6.35%	1.17%		3.72%		0.34%		$6,900	14%
1999	$10.61	(2.83)%	1.07%		3.87%		0.30%		$5,450	48%
2000	$10.84	6.86%	0.85%		4.49%		0.32%		$4,731	66%
2001	$11.17	7.28%	0.85%		4.03%		0.31%		$4,770	66%

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	This contractual expense decrease is reflected in both the expense and net investment income ratios.
(3)	Per share information is based on average shares outstanding.
(4)	Reflects operations for the period from December 26, 2000 (date of initial public investment) to November 30, 2001.
(5)	Computed on an annualized basis.
(6)	Reflects operations for the period from December 22, 2000 (date of initial public investment) to November 30, 2001.
(7)	Reflects operations for the period from March 2, 2001 (date of initial public investment) to November 30, 2001.
(8)	Less than 0.01% per share.
(9)	Less than $0.01 per share.

(See Notes which are an integral part of the Financial Statements)

The Wachovia Funds and The Wachovia Municipal Funds
Financial Highlights—Class A Shares—Continued

(For a share outstanding throughout each period)

Year Ended November 30,	Net Asset Value, beginning of period	Net Investment Income	Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions		Total Distributions

Wachovia North Carolina Municipal Bond Fund
1997	$11.03	0.43	0.14	0.57	(0.43)	(0.02)		(0.45)
1998	$11.15	0.43	0.32	0.75	(0.43)	(0.01)		(0.44)
1999	$11.46	0.42	(0.68)	(0.26)	(0.42)	(0.06)		(0.48)
2000	$10.72	0.46	0.24	0.70	(0.45)	(0.01)		(0.46)
2001	$10.96	0.45	0.37	0.82	(0.45)	—		(0.45)
Wachovia South Carolina Municipal Bond Fund
1997	$11.05	0.53	0.11	0.64	(0.52)	(0.05)		(0.57)
1998	$11.12	0.51	0.24	0.75	(0.51)	(0.00	)(3)	(0.51)
1999	$11.36	0.50	(0.77)	(0.27)	(0.50)	(0.02)		(0.52)
2000	$10.57	0.49	0.27	0.76	(0.49)	(0.00	)(3)	(0.49)
2001	$10.84	0.48	0.32	0.80	(0.48)	—		(0.48)
Wachovia Virginia Municipal Bond Fund
1997	$10.15	0.46	0.13	0.59	(0.45)	—		(0.45)
1998	$10.29	0.48	0.14	0.62	(0.42)	—		(0.42)
1999	$10.49	0.45	(0.65)	(0.20)	(0.45)	—		(0.45)
2000	$9.84	0.44	0.25	0.69	(0.45)	—		(0.45)
2001	$10.08	0.43	0.33	0.76	(0.43)	—		(0.43)

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	This contractual expense decrease is reflected in both the expense and net investment income ratios.
(3)	Less than $0.01 per share.

(See Notes which are an integral part of the Financial Statements)

The Wachovia Funds and The Wachovia Municipal Funds
Financial Highlights—Class A Shares—Continued

(For a share outstanding throughout each period)

			Ratios to Average Net Assets
Year Ended November 30,	Net Asset Value, end of period	Total Return(1)	Expenses	Net Investment Income	Expense Waiver/ Reimbursement(2)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

Wachovia North Carolina Municipal Bond Fund
1997	$11.15	5.36%	1.07%	3.91%	0.44%	$11,563	17%
1998	$11.46	6.82%	1.10%	3.80%	0.16%	$9,533	9%
1999	$10.72	(2.34)%	1.02%	3.73%	0.20%	$8,644	11%
2000	$10.96	6.71%	0.85%	4.26%	0.26%	$7,511	37%
2001	$11.33	7.54%	0.85%	3.99%	0.26%	$6,613	51%
Wachovia South Carolina Municipal Bond Fund
1997	$11.12	6.01%	0.81%	4.79%	0.48%	$64,696	12%
1998	$11.36	6.88%	0.83%	4.52%	0.36%	$67,458	6%
1999	$10.57	(2.49)%	0.83%	4.50%	0.35%	$59,655	9%
2000	$10.84	7.45%	0.83%	4.68%	0.29%	$52,568	26%
2001	$11.16	7.49%	0.83%	4.30%	0.29%	$54,867	35%
Wachovia Virginia Municipal Bond Fund
1997	$10.30	5.97%	0.96%	4.50%	0.40%	$111,160	15%
1998	$10.49	6.76%	0.95%	4.35%	0.33%	$8,835	15%
1999	$9.84	(2.01)%	0.90%	4.36%	0.29%	$7,682	29%
2000	$10.08	7.24%	0.85%	4.59%	0.30%	$6,496	25%
2001	$10.41	7.61%	0.85%	4.12%	0.28%	$7,164	54%

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	This contractual expense decrease is reflected in both the expense and net investment income ratios.
(3)	Less than $0.01 per share.

(See Notes which are an integral part of the Financial Statements)

The Wachovia Funds and The Wachovia Municipal Funds
Financial Highlights—Class B Shares

(For a share outstanding throughout each period)

Period Ended November 30,	Net Asset Value, beginning of period	Net Investment Income/ (Operating Loss)		Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts and Foreign Currency Transactions	Total from Investment Operations	Distributions from Net Investment Income		Distributions from Net Realized Gain on Investment Transactions, Futures Contracts and Foreign Currency Transactions	Total Distributions

Wachovia Equity Fund
1997	$14.79	0.04		2.42	2.46	(0.04)		(1.86)	(1.90)
1998	$15.35	0.03		2.20	2.23	(0.03)		(1.68)	(1.71)
1999	$15.87	(0.04)		3.38	3.34	(0.00	)(3)	(1.89)	(1.89)
2000	$17.32	(0.09	)(4)	0.23 (5)	0.14	—		(0.51)	(0.51)
2001	$16.95	(0.06	)(4)	(3.60)	(3.66)	(0.00	)(3)	(0.48)	(0.48)
Wachovia Quantitative Equity Fund
1997	$15.65	0.08		4.10	4.18	(0.09)		(0.79)	(0.88)
1998	$18.95	0.05		3.04	3.09	(0.06)		(1.75)	(1.81)
1999	$20.23	(0.05)		3.16	3.11	(0.01)		(2.42)	(2.43)
2000	$20.91	(0.12)		0.70	0.58	—		—	—
2001	$21.49	(0.07	)(4)	(3.91)	(3.98)	0.00	(3)	(1.33)	(1.33)
Wachovia Growth & Income Fund
2001(7)	$21.33	(0.10	)(4)	(5.56)	(5.66)	—		(1.40)	(1.40)
Wachovia Equity Index Fund
2001(7)	$25.47	0.02	(4)	(4.45)	(4.43)	(0.14)		—	(0.14)
Wachovia Special Values Fund
1999(9)	$14.60	0.17		1.22	1.39	—		—	—
2000	$15.99	0.10	(4)	1.08	1.18	(0.25)		(0.52)	(0.77)
2001	$16.40	0.00	(3)(4)	3.96	3.96	(0.13)		(0.13)	(0.26)
Wachovia Emerging Markets Fund
2001(7)	$10.51	0.09	(4)	(1.39)	(1.30)	(0.06)		—	(0.06)
Wachovia Personal Equity Fund
2001(7)	$10.63	(0.05	)(4)	(2.76)	(2.81)	(0.01)		(0.08)	(0.09)
Wachovia Balanced Fund
1997	$13.29	0.26		1.38	1.64	(0.26)		(1.44)	(1.70)
1998	$13.23	0.28		1.37	1.65	(0.29)		(0.90)	(1.19)
1999	$13.69	0.20		1.42	1.62	(0.21)		(1.69)	(1.90)
2000	$13.41	0.22		0.35	0.57	(0.22)		(0.09)	(0.31)
2001	$13.67	0.20	(4)	(1.49)	(1.29)	(0.19)		(0.90)	(1.09)
Wachovia Blue Chip Value Fund
2001(10)	$10.00	(0.04	)(4)	(1.23)	(1.27)	—		—	—
Wachovia New Horizons Fund
2001(10)	$10.00	(0.08	)(4)	(3.61)	(3.69)	—		—	—
Wachovia International Equity Fund
2001(11)	$10.00	(0.09	)(4)	(1.16)	(1.25)	—		—	—
Wachovia Fixed Income Fund
1997	$9.83	0.48		0.01	0.49	(0.48)		—	(0.48)
1998	$9.84	0.47		0.30	0.77	(0.47)		—	(0.47)
1999	$10.14	0.43		(0.58)	(0.15)	(0.43)		(0.04)	(0.47)
2000	$9.52	0.48	(4)	0.18	0.66	(0.47)		—	(0.47)
2001	$9.71	0.47		0.46	0.93	(0.46)		—	(0.46)
Wachovia Intermediate Fixed Income Fund
2001(7)	$9.76	0.48		0.42	0.90	(0.54)		—	(0.54)
Wachovia Short-Term Fixed Income Fund
2001(7)	$9.77	0.46		0.36	0.82	(0.46)		—	(0.46)

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	This contractual expense decrease is reflected in both the expense and net investment income ratios.
(3)	Less than $0.01 per share.
(4)	Per share information based on average shares outstanding.
(5)
The amount shown in this caption for a share outstanding does not correspond with aggregate net realized gain (loss) on investments, futures contracts, and foreign currency for the period ended due to the timing of sales and repurchase of Fund shares in relation to fluctuating market values of the investments of the Fund.

(6)	Less than 0.01%
(7)	Reflects operations for the period from December 12, 2000 (date of initial public investment) to November 30, 2001.
(8)	Computed on an annualized basis.
(9)	Reflects operations for the period from March 26, 1999 (date of initial public investment) to November 30, 1999.
(10)	Reflects operations for the period from December 26, 2000 (date of initial public investment) to November 30, 2001.
(11)	Reflects operations for the period from March 2, 2001 (date of initial public investment) to November 30, 2001.
(12)	Less than $1,000.
(See Notes which are an integral part of the Financial Statements)

The Wachovia Funds and The Wachovia Municipal Funds
Financial Highlights—Class B Shares—Continued

(For a share outstanding throughout each period)

			Ratios to Average Net Assets
Period Ended November 30,	Net Asset Value, end of period	Total Return(1)	Expenses		Net Investment Income/(Loss)		Expense Waiver/ Reimbursement(2)		Net Assets, end of period (000 omitted)		Portfolio Turnover Rate

Wachovia Equity Fund
1997	$15.35	19.27%	1.90%		0.18%		0.06%		$3,448		124%
1998	$15.87	16.52%	1.87%		0.17%		—		$5,725		150%
1999	$17.32	23.37%	1.84%		(0.26)%		—		$8,992		45%
2000	$16.95	0.69%	1.83%		(0.49)%		—		$11,154		41%
2001	$12.81	(22.23)%	1.82%		(0.44)%		0.00	%(6)	$8,382		34%
Wachovia Quantitative Equity Fund
1997	$18.95	28.33%	1.85%		0.31%		0.07%		$6,564		74%
1998	$20.23	18.15%	1.86%		0.20%		—		$19,532		38%
1999	$20.91	15.85%	1.86%		(0.27)%		—		$24,652		34%
2000	$21.49	2.77%	1.81%		(0.53)%		—		$24,310		14%
2001	$16.18	(19.67)%	1.81%		(0.39)%		0.00	%(6)	$17,096		23%
Wachovia Growth & Income Fund
2001(7)	$14.27	(27.95)%	1.82	%(8)	(0.70	)%(8)	0.03	%(8)	$129		47%
Wachovia Equity Index Fund
2001(7)	$20.90	(17.45)%	1.41	%(8)	0.11	%(8)	0.02	%(8)	$1,296		5%
Wachovia Special Values Fund
1999(9)	$15.99	9.52%	1.98	%(8)	0.93	%(8)	0.01	%(8)	$350		44%
2000	$16.40	7.74%	1.96%		0.61%		—		$427		42%
2001	$20.10	24.42%	1.95%		0.02%		—		$1,153		45%
Wachovia Emerging Markets Fund
2001(7)	$9.15	(12.37)%	2.31	%(8)	0.98	%(8)	—		$1		64%
Wachovia Personal Equity Fund
2001(7)	$7.73	(26.61)%	1.81	%(8)	(0.65	)%(8)	0.02	%(8)	$35		49%
Wachovia Balanced Fund
1997	$13.23	14.19%	1.78%		2.01%		0.16%		$5,916		143%
1998	$13.69	13.56%	1.76%		2.13%		0.09%		$13,963		124%
1999	$13.41	13.08%	1.76%		1.50%		0.08%		$20,927		66%
2000	$13.67	4.19%	1.76%		1.50%		0.05%		$23,529		66%
2001	$11.29	(10.28)%	1.76%		1.67%		0.05%		$21,639		89%
Wachovia Blue Chip Value Fund
2001(10)	$8.73	(12.70)%	1.84	%(8)	(0.44	)(8)	7.94	%(8)	$148		70%
Wachovia New Horizons Fund
2001(10)	$6.31	(36.90)%	1.78	%(8)	(1.38	)%(8)	9.03	%(8)	$92		85%
Wachovia International Equity Fund
2001(11)	$8.75	(12.50)%	2.60	%(8)	(1.43	)%(8)	2.35	%(8)	$1		55%
Wachovia Fixed Income Fund
1997	$9.84	5.21%	1.75%		4.89%		0.11%		$140		174%
1998	$10.14	7.97%	1.72%		4.55%		0.05%		$533		111%
1999	$9.52	(1.51)%	1.72%		4.57%		0.03%		$819		49%
2000	$9.71	7.23%	1.71%		5.03%		0.00	%(6)	$771		73%
2001	$10.18	9.75%	1.71%		4.76%		0.01%		$1,355		106%
Wachovia Intermediate Fixed Income Fund
2001(7)	$10.12	9.49%	0.60	%(8)	5.03	%(8)	—		$0	(12)	96%
Wachovia Short-Term Fixed Income Fund
2001(7)	$10.13	8.52%	1.63	%(8)	4.40	%(8)	0.20	%(8)	$174		58%

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	This contractual expense decrease is reflected in both the expense and net investment income ratios.
(3)	Less than $0.01 per share.
(4)	Per share information based on average shares outstanding.
(5)
The amount shown in this caption for a share outstanding does not correspond with aggregate net realized gain (loss) on investments, futures contracts, and foreign currency for the period ended due to the timing of sales and repurchase of Fund shares in relation to fluctuating market values of the investments of the Fund.

(6)	Less than 0.01%.
(7)	Reflects operations for the period from December 12, 2000 (date of initial public investment) to November 30, 2001.
(8)	Computed on an annualized basis.
(9)	Reflects operations for the period from March 26, 1999 (date of initial public investment) to November 30, 1999.
(10)	Reflects operations for the period from December 26, 2000 (date of initial public investment) to November 30, 2001.
(11)	Reflects operations for the period from March 2, 2001 (date of initial public investment) to November 30, 2001.
(12)	Less than $1,000.

(See Notes which are an integral part of the Financial Statements)

The Wachovia Funds and The Wachovia Municipal Funds
Financial Highlights—Class C Shares

(For a share outstanding throughout each period)

Period Ended November 30,	Net Asset Value, beginning of period	Net Investment Income/ (Operating Loss)		Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts, and Foreign Currency Transactions	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions, Futures Contracts and Foreign Currency Transactions	Total Distributions

Wachovia Equity Fund
2001(3)	$18.51	(0.06	)(4)	(5.00)	(5.06)	(0.03)	(0.48)	(0.51)
Wachovia Quantitative Equity Fund
2001(3)	$22.66	(0.08	)(4)	(4.78)	(4.86)	(0.02)	(1.33)	(1.35)
Wachovia Growth & Income Fund
2001(3)	$21.33	(0.11	)(4)	(5.54)	(5.65)	—	(1.40)	(1.40)
Wachovia Equity Index Fund
2001(3)	$25.47	0.02	(4)	(4.46)	(4.44)	(0.12)	—	(0.12)
Wachovia Special Values Fund
2001(3)	$17.46	(0.01	)(4)	3.12	3.11	(0.28)	(0.13)	(0.41)
Wachovia Emerging Markets Fund
2001(3)	$10.51	(0.02	)(4)	(1.27)	(1.29)	(0.06)	—	(0.06)
Wachovia Personal Equity Fund
2001(3)	$10.63	0.01	(4)	(2.76)	(2.75)	(0.02)	(0.08)	(0.10)
Wachovia Balanced Fund
2001(3)	$14.39	0.19	(4)	(2.14)	(1.95)	(0.23)	(0.90)	(1.13)
Wachovia Blue Chip Value Fund
2001(8)	$10.00	(0.04	)(4)	(1.21)	(1.25)	—	—	—
Wachovia New Horizons Fund
2001(8)	$10.00	(0.09	)(4)	(3.60)	(3.69)	—	—	—
Wachovia International Equity Fund
2001(9)	$10.00	(0.08	)(4)	(1.21)	(1.29)	—	—	—
Wachovia Fixed Income Fund
2001(3)	$9.78	0.52		0.36	0.88	(0.48)	—	(0.48)
Wachovia Intermediate Fixed Income Fund
2001(3)	$9.76	0.47		0.37	0.84	(0.47)	—	(0.47)
Wachovia Short-Term Fixed Income Fund
2001(3)	$9.77	0.53		0.34	0.87	(0.53)	—	(0.53)

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	This contractual expense decrease is reflected in both the expense and net investment income ratios.
(3)	Reflects operations for the period from December 12, 2000 (date of initial public investment) to November 30, 2001.
(4)	Per share information is based on average shares outstanding.
(5)	Computed on an annualized basis.
(6)	Less than 0.01%.
(7)	Less than $1,000.
(8)	Reflects operations for the period from December 26, 2000 (date of initial public investment) to November 30, 2001.
(9)	Reflects operations for the period from March 2, 2001 (date of initial public investment) to November 30, 2001.

(See Notes which are an integral part of the Financial Statements)

The Wachovia Funds and The Wachovia Municipal Funds
Financial Highlights—Class C Shares—Continued

(For a share outstanding throughout each period)

			Ratios to Average Net Assets
Period Ended November 30,	Net Asset Value, end of period	Total Return(1)	Expenses		Net Investment Income/(Loss)		Expense Waiver/ Reimbursement(2)		Net Assets, end of period (000 omitted)		Portfolio Turnover Rate

Wachovia Equity Fund
2001(3)	$12.94	(27.94)%	1.83	%(5)	(0.45	)%(5)	0.00	%(5)(6)	$468		34%
Wachovia Quantitative Equity Fund
2001(3)	$16.45	(22.51)%	1.81	%(5)	(0.44	)%(5)	0.00	%(5)(6)	$0	(7)	23%
Wachovia Growth & Income Fund
2001(3)	$14.28	(27.90)%	1.82	%(5)	(0.72	)%(5)	0.00	%(5)(6)	$3		47%
Wachovia Equity Index Fund
2001(3)	$20.91	(17.47)%	1.41	%(5)	0.11	%(5)	0.02	%(5)	$2,624		5%
Wachovia Special Values Fund
2001(3)	$20.16	18.27%	1.95	%(5)	(0.05	)%(5)	—		$367		45%
Wachovia Emerging Markets Fund
2001(3)	$9.16	(12.27)%	2.31	%(5)	(0.18	)%(5)	—		$14		64%
Wachovia Personal Equity Fund
2001(3)	$7.78	(26.02)%	0.83	%(5)	0.08	%(5)	0.00	%(5)(6)	$0	(7)	49%
Wachovia Balanced Fund
2001(3)	$11.31	(14.33)%	1.76	%(5)	1.71	%(5)	0.05	%(5)	$421		88%
Wachovia Blue Chip Value Fund
2001(8)	$8.75	(12.50)%	1.84	%(5)	(0.45	)%(5)	5.90	%(5)	$15		70%
Wachovia New Horizons Fund
2001(8)	$6.31	(36.90)%	1.78	%(5)	(1.38	)%(5)	7.88	%(5)	$103		85%
Wachovia International Equity Fund
2001(9)	$8.71	(12.90)%	2.60	%(5)	(1.16	)%(5)	2.35	%(5)	$92		55%
Wachovia Fixed Income Fund
2001(3)	$10.18	9.24%	1.71	%(5)	4.75	%(5)	0.01	%(5)	$78		106%
Wachovia Intermediate Fixed Income Fund
2001(3)	$10.13	8.82%	1.73	%(5)	4.45	%(5)	0.03	%(5)	$21		96%
Wachovia Short-Term Fixed Income Fund
2001(3)	$10.11	9.10%	1.63	%(5)	4.75	%(5)	0.20	%(5)	$6		58%

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	This contractual expense decrease is reflected in both the expense and net investment income ratios.
(3)	Reflects operations for the period from December 12, 2000 (date of initial public investment) to November 30, 2001.
(4)	Per share information is based on average shares outstanding.
(5)	Computed on an annualized basis.
(6)	Less than 0.01%.
(7)	Less than $1,000.
(8)	Reflects operations for the period from December 26, 2000 (date of initial public investment) to November 30, 2001.
(9)	Reflects operations for the period from March 2, 2001 (date of initial public investment) to November 30, 2001.

(See Notes which are an integral part of the Financial Statements)

The Wachovia Funds and The Wachovia Municipal Funds
Financial Highlights—Class Y Shares

(For a share outstanding throughout each period)

Year Ended November 30,	Net Asset Value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts, and Foreign Currency Transactions	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions, Futures Contracts and Foreign Currency Transactions	Total Distributions

Wachovia Equity Fund
1997	$14.81	0.17		2.43	2.60	(0.16)	(1.86)	(2.02)
1998	$15.39	0.17		2.21	2.38	(0.17)	(1.68)	(1.85)
1999	$15.92	0.12		3.38	3.50	(0.11)	(1.89)	(2.00)
2000	$17.42	0.10		0.23 (3)	0.33	(0.09)	(0.51)	(0.60)
2001	$17.15	0.08	(4)	(3.65)	(3.57)	(0.09)	(0.48)	(0.57)
Wachovia Quantitative Equity Fund
1997	$15.67	0.23		4.12	4.35	(0.23)	(0.79)	(1.02)
1998	$19.00	0.23		3.06	3.29	(0.23)	(1.75)	(1.98)
1999	$20.31	0.18		3.14	3.32	(0.17)	(2.42)	(2.59)
2000	$21.04	0.11		0.69	0.80	(0.10)	—	(0.10)
2001	$21.74	0.11	(4)	(3.96)	(3.85)	(0.09)	(1.33)	(1.42)
Wachovia Growth & Income Fund
1998(6)	$22.31	0.09		1.24	1.33	(0.09)	—	(0.09)
1999	$23.55	0.12		4.24	4.36	(0.14)	(2.89)	(3.03)
2000	$24.88	0.03		(0.57)	(0.54)	(0.04)	(4.26)	(4.30)
2001	$20.04	0.04	(4)	(4.29)	(4.25)	—	(1.40)	(1.40)
Wachovia Equity Index Fund
1997	$15.98	0.29		3.86	4.15	(0.31)	(0.91)	(1.22)
1998	$18.91	0.30		3.92	4.22	(0.29)	(0.40)	(0.69)
1999	$22.44	0.33		4.13	4.46	(0.32)	(0.37)	(0.69)
2000	$26.21	0.29	(4)	(1.38)	(1.09)	(0.31)	(0.53)	(0.84)
2001	$24.28	0.24	(4)	(3.29)	(3.05)	(0.27)	—	(0.27)
Wachovia Special Values Fund
1997	$15.67	0.16		4.53	4.69	(0.08)	(1.61)	(1.69)
1998	$18.67	0.21		(0.84)	(0.63)	(0.15)	(1.71)	(1.86)
1999	$16.18	0.30		0.54	0.84	(0.20)	(0.75)	(0.95)
2000	$16.07	0.26	(4)	1.08	1.34	(0.32)	(0.52)	(0.84)
2001	$16.57	0.20	(4)	3.98	4.18	(0.28)	(0.13)	(0.41)
Wachovia Emerging Markets Fund
1997	$11.67	0.07		(0.50)	(0.43)	(0.11)	—	(0.11)
1998	$11.13	0.13		(2.69)	(2.56)	(0.13)	—	(0.13)
1999	$8.44	0.04		3.34	3.38	(0.07)	—	(0.07)
2000	$11.75	0.07		(1.88)	(1.81)	(0.14)	—	(0.14)
2001	$9.80	0.13	(4)	(0.66)	(0.53)	(0.06)	—	(0.06)
Wachovia Personal Equity Fund
1999(8)	$10.00	0.02		0.67	0.69	(0.01)	—	(0.01)
2000	$10.68	0.03		(0.49)	(0.46)	(0.03)	(0.19)	(0.22)
2001	$10.00	0.03	(4)	(2.15)	(2.12)	(0.02)	(0.08)	(0.10)
Wachovia Balanced Fund
1997	$13.30	0.38		1.39	1.77	(0.37)	(1.44)	(1.81)
1998	$13.26	0.42		1.37	1.79	(0.41)	(0.90)	(1.31)
1999	$13.74	0.32		1.44	1.76	(0.34)	(1.69)	(2.03)
2000	$13.47	0.35		0.35	0.70	(0.35)	(0.09)	(0.44)
2001	$13.73	0.32	(4)	(1.52)	(1.20)	(0.31)	(0.90)	(1.21)

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	This contractual expense decrease is reflected in both the expense and net investment income ratios.
(3)
The amount shown in this caption for a share outstanding does not correspond with aggregate net realized gain (loss) on investments, futures contracts, and foreign currency for the period ended due to the timing of sales and repurchase of Fund shares in relation to fluctuating market values of the investments of the Fund.

(4)	Per share information is based on average shares outstanding.
(5)	Less than 0.01%.
(6)	Reflects operations for the period from March 30, 1998 (date of initial public investment) to November 30, 1998.
(7)	Computed on an annualized basis.
(8)	Reflects operations for the period from July 30, 1999 (date of initial public investment) to November 30, 1999.

(See Notes which are an integral part of the Financial Statements)

The Wachovia Funds and The Wachovia Municipal Funds
Financial Highlights—Class Y Shares—Continued

(For a share outstanding throughout each period)

			Ratios to Average Net Assets
Year Ended November 30,	Net Asset Value, end of period	Total Return (1)	Expenses		Net Investment Income		Expenses Waiver/ Reimbursement(2)		Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

Wachovia Equity Fund
1997	$15.39	20.44%	0.90%		1.18%		0.07%		$156,238	124%
1998	$15.92	17.69%	0.90%		1.13%		—		$200,324	150%
1999	$17.42	24.52%	0.84%		0.73%		—		$223,878	45%
2000	$17.15	1.78%	0.83%		0.51%		—		$276,342	41%
2001	$13.01	(21.48)%	0.82%		0.56%		0.00	%(5)	$206,814	34%
Wachovia Quantitative Equity Fund
1997	$19.00	29.60%	0.87%		1.35%		0.08%		$183,019	74%
1998	$20.31	19.38%	0.87%		1.21%		—		$207,343	38%
1999	$21.04	16.97%	0.86%		0.67%		—		$598,420	34%
2000	$21.74	3.79%	0.81%		0.47%		—		$571,433	14%
2001	$16.47	(18.78)%	0.81%		0.61%		0.00	%(5)	$414,108	23%
Wachovia Growth & Income Fund
1998(6)	$23.55	6.03%	0.86	%(7)	0.90	%(7)	0.08	%(7)	$206,176	24%
1999	$24.88	20.73%	0.84%		0.49%		—		$254,919	44%
2000	$20.04	(3.33)%	0.82%		0.13%		—		$203,007	22%
2001	$14.39	(22.67)%	0.82%		0.24%		0.03%		$146,209	47%
Wachovia Equity Index Fund
1997	$18.91	27.91%	0.47%		1.72%		0.02%		$248,030	4%
1998	$22.44	23.05%	0.45%		1.46%		—		$291,708	29%
1999	$26.21	20.24%	0.44%		1.32%		—		$361,934	11%
2000	$24.28	(4.42)%	0.41%		1.09%		—		$327,570	12%
2001	$20.96	(12.62)%	0.41%		1.08%		0.01%		$254,226	5%
Wachovia Special Values Fund
1997	$18.67	33.29%	1.11%		0.88%		0.02%		$84,501	46%
1998	$16.18	(3.59)%	1.00%		1.26%		—		$90,550	20%
1999	$16.07	5.61%	0.98%		1.85%		0.00	%(5)	$109,969	44%
2000	$16.57	8.79%	0.96%		1.61%		—		$128,300	42%
2001	$20.34	25.74%	0.95%		1.08%		—		$198,817	45%
Wachovia Emerging Markets Fund
1997	$11.13	(3.73)%	1.54%		0.54%		—		$139,700	60%
1998	$8.44	(23.34)%	1.44%		1.04%		—		$130,898	51%
1999	$11.75	40.39%	1.35%		0.61%		—		$178,443	56%
2000	$9.80	(15.74)%	1.28%		0.51%		—		$157,730	45%
2001	$9.21	(5.40)%	1.32%		1.32%		—		$139,358	64%
Wachovia Personal Equity Fund
1999(8)	$10.68	6.85%	0.90	%(7)	0.33	%(7)	0.01	%(7)	$444,453	11%
2000	$10.00	(4.44)%	0.81%		0.23%		—		$395,569	22%
2001	$7.78	(21.36)%	0.81%		0.30%		0.02%		$297,538	49%
Wachovia Balanced Fund
1997	$13.26	15.37%	0.77%		3.02%		0.16%		$250,083	143%
1998	$13.74	14.77%	0.76%		3.15%		0.09%		$290,833	124%
1999	$13.47	14.21%	0.76%		2.50%		0.08%		$424,506	66%
2000	$13.73	5.19%	0.76%		2.51%		0.05%		$398,584	66%
2001	$11.32	(9.54)%	0.76%		2.66%		0.05%		$303,955	88%

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	This contractual expense decrease is reflected in both the expense and net investment income ratios.
(3)
The amount shown in this caption for a share outstanding does not correspond with aggregate net realized gain (loss) on investments, futures contracts, and foreign currency for the period ended due to the timing of sales and repurchase of Fund shares in relation to fluctuating market values of the investments of the Fund.

(4)	Per share information is based on average shares outstanding.
(5)	Less than 0.01%.
(6)	Reflects operations for the period from March 30, 1998 (date of initial public investment) to November 30, 1998.
(7)	Computed on an annualized basis.
(8)	Reflects operations for the period from July 30, 1999 (date of initial public investment) to November 30, 1999.

(See Notes which are an integral part of the Financial Statements)

The Wachovia Funds and The Wachovia Municipal Funds
Financial Highlights—Class Y Shares—Continued

(For a share outstanding throughout each period)

Year Ended November 30,	Net Asset Value, beginning of period	Net Investment Income/(Operating Loss)		Net Realized and Unrealized Gain/(Loss) on Investments and Futures Contracts	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions and Futures Contracts		Total Distributions

Wachovia Blue Chip Value Fund
2001(3)	$10.00	0.05	(4)	(1.23)	(1.18)	(0.02)	—		(0.02)
Wachovia New Horizons Fund
2001(3)	$10.00	(0.02	)(4)	(3.62)	(3.64)	—	—		—
Wachovia International Equity Fund
2001(6)	$10.00	(0.03	)(4)	(1.20)	(1.23)	—	—		—
Wachovia Fixed Income Fund
1997	$9.83	0.57		0.03	0.60	(0.58)	—		(0.58)
1998	$9.85	0.56		0.29	0.85	(0.56)	—		(0.56)
1999	$10.14	0.53		(0.58)	(0.05)	(0.53)	(0.04)		(0.57)
2000	$9.52	0.57	(4)	0.19	0.76	(0.57)	—		(0.57)
2001	$9.71	0.58		0.45	1.03	(0.56)	—		(0.56)
Wachovia Intermediate Fixed Income Fund
1998(8)	$10.12	0.42		0.25	0.67	(0.41)	—		(0.41)
1999	$10.38	0.53		(0.61)	(0.08)	(0.53)	(0.20)		(0.73)
2000	$9.57	0.55	(4)	0.15	0.70	(0.55)	(0.01)		(0.56)
2001	$9.71	0.54		0.41	0.95	(0.54)	—		(0.54)
Wachovia Short-Term Fixed Income Fund
1997	$9.79	0.56		(0.05)	0.51	(0.53)	—		(0.53)
1998	$9.77	0.54		0.14	0.68	(0.53)	—		(0.53)
1999	$9.92	0.51		(0.25)	0.26	(0.55)	—		(0.55)
2000	$9.63	0.54	(4)	0.12	0.66	(0.56)	—		(0.56)
2001	$9.73	0.53		0.38	0.91	(0.53)	—		(0.53)
Wachovia Georgia Municipal Bond Fund
1997	$11.00	0.47		0.13	0.60	(0.47)	(0.02)		(0.49)
1998	$11.11	0.45		0.27	0.72	(0.45)	(0.00	)(9)	(0.45)
1999	$11.38	0.45		(0.74)	(0.29)	(0.45)	(0.03)		(0.48)
2000	$10.61	0.50		0.23	0.73	(0.50)	—		(0.50)
2001	$10.84	0.48		0.33	0.81	(0.48)	—		(0.48)
Wachovia North Carolina Municipal Bond Fund
1997	$11.03	0.46		0.13	0.59	(0.45)	(0.02)		(0.47)
1998	$11.15	0.46		0.32	0.78	(0.46)	(0.01)		(0.47)
1999	$11.46	0.45		(0.68)	(0.23)	(0.45)	(0.06)		(0.51)
2000	$10.72	0.48		0.25	0.73	(0.48)	(0.01)		(0.49)
2001	$10.96	0.48		0.37	0.85	(0.48)	(0.00	)(9)	(0.48)
Wachovia South Carolina Municipal Bond Fund
1997	$11.05	0.55		0.12	0.67	(0.55)	(0.05)		(0.60)
1998	$11.12	0.54		0.24	0.78	(0.54)	(0.00	)(9)	(0.54)
1999	$11.36	0.52		(0.77)	(0.25)	(0.52)	(0.02)		(0.54)
2000	$10.57	0.52		0.27	0.79	(0.52)	(0.00	)(9)	(0.52)
2001	$10.84	0.51		0.32	0.83	(0.51)	—		(0.51)
Wachovia Virginia Municipal Bond Fund
1998(5)	$10.34	0.32		0.15	0.47	(0.32)	—		(0.32)
1999	$10.49	0.47		(0.65)	(0.18)	(0.47)	—		(0.47)
2000	$9.84	0.48		0.24	0.72	(0.48)	—		(0.48)
2001	$10.08	0.45		0.33	0.78	(0.45)	—		(0.45)

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	This contractual expense decrease is reflected in both the expense and net investment income ratios.
(3)	Reflects operations for the period from December 26, 2000 (date of initial public investment) to November 30, 2001.
(4)	Per share information is based on average shares outstanding.
(5)	Computed on an annualized basis.
(6)	Reflects operations for the period from March 2, 2001 (date of initial public investment) to November 30, 2001.
(7)	Less than 0.01%.
(8)	Reflects operations for the period from March 30, 1998 (date of initial public investment) to November 30, 1998.
(9)	Less than $0.01 per share.

(See Notes which are an integral part of the Financial Statements)

The Wachovia Funds and The Wachovia Municipal Funds
Financial Highlights—Class Y Shares—Continued

(For a share outstanding throughout each period)

			Ratios to Average Net Assets
Year Ended November 30,	Net Asset Value, end of period	Total Return(1)	Expenses		Net Investment Income/(Loss)		Expenses Waiver/ Reimbursement(2)		Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

Wachovia Blue Chip Value Fund
2001(3)	$8.80	(11.81)%	0.84	%(5)	0.55	%(5)	6.53	%(5)	$1,400	70%
Wachovia New Horizons Fund
2001(3)	$6.36	(36.40)%	0.86	%(5)	(0.34	)%(5)	6.69	%(5)	$998	85%
Wachovia International Equity Fund
2001(6)	$8.77	(12.30)%	1.60	%(5)	(0.44	)%(5)	2.35	%(5)	$4,812	55%
Wachovia Fixed Income Fund
1997	$9.85	6.38%	0.74%		5.91%		0.11%		$185,398	174%
1998	$10.14	8.92%	0.72%		5.55%		0.05%		$212,886	111%
1999	$9.52	(0.53)%	0.72%		5.65%		0.03%		$487,982	49%
2000	$9.71	8.31%	0.71%		6.03%		0.00	%(7)	$515,654	73%
2001	$10.18	10.84%	0.71%		5.78%		0.01%		$567,244	106%
Wachovia Intermediate Fixed Income Fund
1998(5)	$10.38	7.11%	0.74	%(5)	5.39	%(5)	0.14	%(5)	$87,831	57%
1999	$9.57	(0.77)%	0.74%		5.46%		0.04%		$138,508	89%
2000	$9.71	7.52%	0.74%		5.78%		0.01%		$128,978	58%
2001	$10.12	10.05%	0.74%		5.49%		0.03%		$134,921	96%
Wachovia Short-Term Fixed Income Fund
1997	$9.77	5.33%	0.63%		5.63%		0.20%		$91,063	215%
1998	$9.92	7.19%	0.63%		5.47%		0.10%		$98,433	135%
1999	$9.63	2.70%	0.63%		5.26%		0.14%		$38,323	25%
2000	$9.73	7.09%	0.63%		5.70%		0.17%		$38,746	92%
2001	$10.11	9.55%	0.63%		5.44%		0.20%		$38,499	58%
Wachovia Georgia Municipal Bond Fund
1997	$11.11	5.63%	0.92%		4.24%		1.06%		$12,308	25%
1998	$11.38	6.62%	0.91%		3.96%		0.34%		$17,030	14%
1999	$10.61	(2.59)%	0.68%		4.46%		0.37%		$108,755	48%
2000	$10.84	7.13%	0.60%		4.75%		0.32%		$106,877	66%
2001	$11.17	7.55%	0.60%		4.28%		0.31%		$125,757	66%
Wachovia North Carolina Municipal Bond Fund
1997	$11.15	5.57%	0.85%		4.16%		0.42%		$44,104	17%
1998	$11.46	7.09%	0.85%		4.05%		0.16%		$56,760	9%
1999	$10.72	(2.09)%	0.66%		4.27%		0.30%		$434,523	11%
2000	$10.96	6.98%	0.60%		4.51%		0.26%		$418,157	37%
2001	$11.33	7.81%	0.60%		4.24%		0.26%		$423,962	51%
Wachovia South Carolina Municipal Bond Fund
1997	$11.12	6.23%	0.58%		5.01%		0.48%		$43,881	12%
1998	$11.36	7.15%	0.58%		4.77%		0.36%		$54,770	6%
1999	$10.57	(2.24)%	0.58%		4.85%		0.35%		$288,800	9%
2000	$10.84	7.71%	0.58%		4.93%		0.29%		$281,052	26%
2001	$11.16	7.76%	0.58%		4.55%		0.29%		$283,902	35%
Wachovia Virginia Municipal Bond Fund
1998(5)	$10.49	4.61%	0.68	%(5)	4.62	%(5)	0.33	%(5)	$99,154	15%
1999	$9.84	(1.76)%	0.65%		4.64%		0.29%		$129,811	29%
2000	$10.08	7.51%	0.60%		4.84%		0.30%		$125,302	25%
2001	$10.41	7.88%	0.60%		4.37%		0.28%		$121,999	54%

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	This contractual expense decrease is reflected in both the expense and net investment income ratios.
(3)	Reflects operations for the period from December 26, 2000 (date of initial public investment) to November 30, 2001.
(4)	Per share information is based on average shares outstanding.
(5)	Computed on an annualized basis.
(6)	Reflects operations for the period from March 2, 2001 (date of initial public investment) to November 30, 2001.
(7)	Less than 0.01%.
(8)	Reflects operations for the period from March 30, 1998 (date of initial public investment) to November 30, 1998.
(9)	Less than $0.01 per share.

(See Notes which are an integral part of the Financial Statements)

The Wachovia Funds
The Wachovia Municipal Funds
Combined Notes to Financial Statements

November 30, 2001

1. Organization
The Wachovia Funds and The Wachovia Municipal Funds (individually referred to as the “Trust” or collectively as the “Trusts”) are registered under the Investment Company Act of 1940, as amended (the “Act”) as open-end management investment companies. The Trusts consist of twenty-two portfolios. The financial statements of the following portfolios (individually referred to as the “Fund” or collectively as the “Funds”) are presented herein:

The Wachovia Funds*

Portfolio	Investment Objective
Wachovia Equity Fund (“Equity Fund”)	Seeks to produce growth of principal and income.
Wachovia Quantitative Equity Fund (“Quantitative Equity Fund”)	Seeks to provide growth of principal and income.
Wachovia Growth & Income Fund (“Growth & Income Fund”)	Seeks to provide total return through growth of capital and current income.
Wachovia Equity Index Fund (“Equity Index Fund”)	Seeks to provide a total return that approximates that of the stock market as measured by the S&P 500 Index.
Wachovia Special Values Fund (“Special Values Fund”)	Seeks to produce growth of principal.
Wachovia Emerging Markets Fund (“Emerging Markets Fund”)	Seeks to produce long-term capital appreciation.
Wachovia Personal Equity Fund (“Personal Equity Fund”)	Seeks growth of principal and income, while minimizing the impact of taxes on shareholder returns.
Wachovia Balanced Fund (“Balanced Fund”)	Seeks to provide long-term growth of principal and current income.
Wachovia Blue Chip Value Fund (“Blue Chip Value Fund”)	Seeks to produce growth of principal and income.
Wachovia New Horizons Fund (“New Horizons Fund”)	Seeks to produce capital appreciation.
Wachovia International Equity (“International Equity Fund”)	Seeks to produce capital appreciation.
Wachovia Fixed Income Fund (“Fixed Income Fund”)	Seeks a high level of total return.
Wachovia Intermediate Fixed Income Fund (“Intermediate Fixed Income Fund”)	Seeks current income consistent with preservation of capital.
Wachovia Short-Term Fixed Income Fund (“Short-Term Fixed Income Fund”)	Seeks to produce a high level of current income.

The Wachovia Municipal Funds

Portfolio	Investment Objective
Wachovia Georgia Municipal Bond Fund (“Georgia Municipal Bond Fund”)**	Seeks to provide current income which is exempt from federal regular income tax and the income taxes imposed by the State of Georgia.
Wachovia North Carolina Municipal Bond Fund (“North Carolina Municipal Bond Fund”)**	Seeks to provide current income which is exempt from federal regular income tax and the income taxes imposed by the State of North Carolina.
Wachovia South Carolina Municipal Bond Fund (“South Carolina Municipal Bond Fund”)**	Seeks to provide current income which is exempt from federal regular income tax and South Carolina state income taxes.
Wachovia Virginia Municipal Bond Fund (“Virginia Municipal Bond Fund”)**
Seeks to provide a high level of current income that is exempt from federal regular income tax and the income tax imposed by the Commonwealth of Virginia as is consistent with the preservation of capital.

The Wachovia Funds
The Wachovia Municipal Funds

*
In addition, The Wachovia Funds offer the following money market portfolios, each having distinctive investment objectives and policies: Wachovia Money Market Fund, Wachovia Prime Cash Management Fund, Wachovia Tax-Free Money Market Fund, and Wachovia U.S. Treasury Money Market Fund. The financial statements of the money market portfolios are presented separately.

**	Non-diversified portfolio.

      The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS—Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the latest bid prices as furnished by an independent pricing service. Listed equity securities and investments in closed-end investment companies are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined. Securities for which no quotations are readily available are valued as determined in good faith using methods approved by the Board of Trustees (the “Trustees”).

REPURCHASE AGREEMENTS—It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds’ adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS—Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the “Code”). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Certain dividends from foreign securities may be recorded after the ex-dividend date based upon when the Fund is reasonably able to obtain information. Non-cash dividends included in dividend income if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the respective Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

The Funds will adopt the provisions of the AICPA Audit and Accounting Guide of Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Funds will begin

The Wachovia Funds
The Wachovia Municipal Funds

amortizing premiums and discounts on debt securities effective December 1, 2001. Prior to this date, the Funds did not amortize premiums or discounts on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Funds.

RECLASSIFICATION—Income and capital gain distributions are determined in accordance with income tax regulations which differ from generally accepted accounting principles. These differences are primarily attributable to differing book/tax treatments of net operating loss, passive foreign investment companies, and foreign currency transactions. Amounts as of November 30, 2001 have been reclassed to reflect the following:

	Increase (Decrease)
Fund Name	Paid-in-Capital	Accumulated Net Realized Gain/(Loss)	Undistributed (Distributions in Excess of) Net Investment Income
Equity Fund	$(3,396)	$—	$3,396
Growth & Income Fund	(4)	39,023	(39,019)
Equity Index Fund	—	(16,137)	16,137
Special Values Fund	41,386	(15,535)	(25,851)
Emerging Markets Fund	(316,052)	193,031	123,021
New Horizons Fund	(5,594)	—	5,594
International Equity Fund	(3,660)	—	3,660
Fixed Income Fund	134,940	—	(134,940)
Intermediate Fixed Income Fund	(2)	453	(451)
Short-Term Fixed Income Fund	—	27,552	(27,552)
North Carolina Municipal Bond Fund	895	(6,833)	5,938
South Carolina Municipal Bond Fund	5,815	(5,815)	—

FEDERAL TAXES—It is the Funds’ policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains in the Funds have been provided for in accordance with understanding of the applicable country's tax rules and rates.

At November 30, 2001, the Funds listed below, for federal tax purposes, had capital loss carryforwards, as noted, which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

Fund	Total Tax Loss Carryforward	Amount Expiring In 2002	Amount Expiring In 2003	Amount Expiring In 2004	Amount Expiring In 2005	Amount Expiring In 2006	Amount Expiring In 2007	Amount Expiring In 2008	Amount Expiring in 2009
Equity Fund	$46,147,083	$—	$—	$—	$—	$—	$—	$—	$46,147,083
Emerging Markets Fund	37,989,555	—	—	—	—	17,036,882	—	—	20,952,673
Balanced Fund	25,048,766	—	—	—	—	—	—	—	25,048,766
Blue Chip Value Fund	123,968	—	—	—	—	—	—	—	123,968
New Horizons Fund	303,383	—	—	—	—	—	—	—	303,383
International Equity Fund	549,796	—	—	—	—	—	—	—	549,796
Fixed Income Fund	3,559,819	—	—	—	—	—	—	3,559,819	—
Short-Term Fixed Income Fund	2,637,618	1,833,583	250,580	467,184	86,271	—	—	—	—

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS—The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Wachovia Funds
The Wachovia Municipal Funds

FUTURES CONTRACTS—The Funds listed below purchase stock index or bond futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Funds listed below are required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Funds receive from or pay to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Funds recognize a realized gain or loss.

For the year ended November 30, 2001, the following Funds had realized losses on futures contracts as follows:

Fund	Realized Loss on Futures Contracts
Equity Fund	$(13,206,093)
Quantitative Equity Fund	(6,950,911)
Growth & Income Fund	(2,300,574)
Equity Index Fund	(12,026,369)
Special Values Fund	(3,101,258)
Personal Equity Fund	(4,707,665)
Balanced Fund	(4,604,911)
Fixed Income Fund	(1,677,725)
Intermediate Fixed Income Fund	(288,001)

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

The Wachovia Funds
The Wachovia Municipal Funds

At November 30, 2001, the Funds had outstanding futures contracts as set forth below:

Equity Fund
Expiration Date	Contract to Deliver/Receive	Position	Unrealized Appreciation
December 2001	72 S&P Index Futures	Long	$279,961

Quantitative Equity Fund
Expiration Date	Contract to Deliver/Receive	Position	Unrealized Appreciation
December 2001	65 S&P 500 Index Futures	Long	$312,481

Growth & Income Fund
Expiration Date	Contract to Deliver/Receive	Position	Unrealized Appreciation
December 2001	41 S&P 500 Index Futures	Long	$824,934

Equity Index Fund
Expiration Date	Contract to Deliver/Receive	Position	Unrealized Appreciation
December 2001	34 S&P 500 Index Futures	Long	$416,628

Special Values Fund
Expiration Date	Contract to Deliver/Receive	Position	Unrealized Appreciation
December 2001	115 Russell 2000 Index Futures	Long	$52,454

Personal Equity Fund
Expiration Date	Contract to Deliver/Receive	Position	Unrealized Appreciation
December 2001	36 S&P 500 Index Futures	Long	$254,249

Balanced Fund
Expiration Date	Contract to Deliver/Receive	Position	Unrealized Appreciation/(Depreciation)
December 2001	67 S&P 500 Index Futures	Long	$757,065
March 2002	310 2-Year U.S. Treasury Notes Futures	Short	(263,444)
March 2002	26 10-Year U.S. Treasury Notes Futures	Short	(28,994)

			$464,627

Fixed Income Fund
Expiration Date	Contract to Deliver/Receive	Position	Unrealized Appreciation/ (Depreciation)
March 2002	140 10-Year U.S. Treasury Agency Futures	Long	$203,134
March 2002	23 U.S. Treasury Bond Futures	Long	16,751
March 2002	50 2-Year U.S. Treasury Notes Futures	Long	41,103
March 2002	225 10-Year U.S. Treasury Notes Futures	Short	(284,373)
March 2002	366 5-Year U.S. Treasury Notes Futures	Short	(302,456)

			$(325,841)

Intermediate Fixed Income Fund
Expiration Date	Contract to Deliver/Receive	Position	Unrealized Appreciation
March 2002	84 10-Year U.S. Treasury Notes Futures	Long	$105,146

The Wachovia Funds
The Wachovia Municipal Funds

FOREIGN EXCHANGE CONTRACTS—Emerging Markets Fund and International Equity Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. Emerging Markets Fund and International Equity Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the securities against currency fluctuations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency translations are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At November 30, 2001, Emerging Markets Fund and International Equity Fund had no outstanding foreign currency commitments.

FOREIGN CURRENCY TRANSLATION—The accounting records of Emerging Markets Fund and International Equity Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (“FC”) are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

RESTRICTED SECURITIES—Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Funds’ pricing committee.

USE OF ESTIMATES—The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER—Investment transactions are accounted for on a trade date basis.

The Wachovia Funds
The Wachovia Municipal Funds

3. Shares of Beneficial Interest

The Declaration of Trust of both The Wachovia Funds and The Wachovia Municipal Funds permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in capital stock were as follows:

	Equity Fund				Quantitative Equity Fund
	Year Ended November 30, 2001		Year Ended November 30, 2000		Year Ended November 30, 2001		Year Ended November 30, 2000
Class A Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	2,404,910	$34,384,535	1,993,546	$37,097,282	1,073,066	$18,865,379	856,565	$19,147,827
Shares issued to shareholders in payment of distributions declared	211,214	3,465,728	211,269	3,736,597	263,850	5,223,606	7,976	178,533
Shares redeemed	(2,973,838)	(42,313,648)	(2,334,305)	(43,427,638)	(2,196,602)	(38,358,376)	(1,139,295)	(25,693,524)

Net change resulting from Class A Shares transactions	(357,714)	$(4,463,385)	(129,490)	$(2,593,759)	(859,686)	$(14,269,391)	(274,754)	$(6,367,164)

	Year Ended November 30, 2001		Year Ended November 30, 2000		Year Ended November 30, 2001		Year Ended November 30, 2000
Class B Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	83,109	$1,229,776	177,246	$3,309,361	46,303	$839,227	85,489	$1,888,692
Shares issued to shareholders in payment of distributions declared	18,936	310,354	14,957	262,347	73,882	1,453,247	—	—
Shares redeemed	(105,640)	(1,454,461)	(53,423)	(1,003,667)	(194,905)	(3,333,502)	(133,477)	(2,955,538)

Net change resulting from Class B Shares transactions	(3,595)	$85,669	138,780	$2,568,041	(74,720)	$(1,041,028)	(47,988)	$(1,066,846)

	Period Ended November 30, 2001(1)				Period Ended November 30, 2001(1)
Class C Shares	Shares	Dollars			Shares	Dollars

Shares sold	39,272	$634,679			4,785	$93,658
Shares redeemed	(3,059)	(41,943)			(4,778)	(88,153)

Net change resulting from Class C Shares transactions	36,213	$592,736			7	$5,505

	Year Ended November 30, 2001		Year Ended November 30, 2000		Year Ended November 30, 2001		Year Ended November 30, 2000
Class Y Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	3,537,322	$51,099,668	5,082,835	$95,612,523	701,978	$12,141,249	897,925	$19,938,530
Shares issued to shareholders in payment of distributions declared	356,421	5,819,488	281,261	4,992,456	1,641,134	32,599,321	36,259	809,234
Shares redeemed	(4,115,637)	(56,694,935)	(2,099,812)	(39,173,577)	(3,471,458)	(61,767,054)	(3,096,902)	(68,912,393)

Net change resulting from Class Y Shares transactions	(221,894)	$224,221	3,264,284	$61,431,402	(1,128,346)	$(17,026,484)	(2,162,718)	$(48,164,629)

Net change resulting from fund share transactions	(546,990)	$(3,560,759)	3,273,574	$61,405,684	(2,062,745)	$(32,331,398)	(2,485,460)	$(55,598,639)

The Wachovia Funds
The Wachovia Municipal Funds

	Growth & Income Fund

	Year Ended November 30, 2001		Year Ended November 30, 2000
Class A Shares	Shares	Dollars	Shares	Dollars

Shares sold	686,072	$10,712,959	382,971	$8,645,755
Shares issued to shareholders in payment of distributions declared	313,706	5,706,315	735,810	15,815,988
Shares redeemed	(1,325,749)	(20,372,057)	(780,446)	(17,283,177)

Net change resulting from Class A Shares transactions	(325,971)	$(3,952,783)	338,335	$7,178,566

	Period Ended November 30, 2001(1)
Class B Shares	Shares	Dollars

Shares sold	9,540	$165,913
Shares issued to shareholders in payment of distributions declared	1	14
Shares redeemed	(488)	(7,379)

Net change resulting from Class B Shares transactions	9,053	$158,548

	Period Ended November 30, 2001(1)
Class C Shares	Shares	Dollars

Shares sold	278	$5,200
Shares issued to shareholders in payment of distributions declared	1	14
Shares redeemed	(35)	(574)

Net change resulting from Class C Shares transactions	244	$4,640

	Year Ended November 30, 2001		Year Ended November 30, 2000
Class Y Shares	Shares	Dollars	Shares	Dollars

Shares sold	753,710	$12,277,121	576,564	$12,454,022
Shares issued to shareholders in payment of distributions declared	301,514	5,493,581	707,654	15,220,187
Shares redeemed	(1,026,116)	(15,749,276)	(1,400,361)	(31,313,375)

Net change resulting from Class Y Shares transactions	29,108	$2,021,426	(116,143)	$(3,639,166)

Net change resulting from fund share transactions	(287,566)	$(1,768,169)	222,192	$3,539,400

The Wachovia Funds
The Wachovia Municipal Funds

	Equity Index Fund				Special Values Fund
	Year Ended November 30, 2001		Year Ended November 30, 2000		Year Ended November 30, 2001		Year Ended November 30, 2000
Class A Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	1,156,476	$25,581,572	1,473,295	$38,874,951	1,297,425	$24,912,287	840,946	$13,531,377
Shares issued to shareholders in payment of distributions declared	53,871	1,222,716	198,766	5,257,774	79,778	1,342,683	208,714	3,225,879
Shares redeemed	(2,660,428)	(58,360,000)	(2,062,200)	(54,555,066)	(1,388,006)	(26,205,847)	(1,346,467)	(21,680,589)

Net change resulting from Class A Shares transactions	(1,450,081)	$(31,555,712)	(390,139)	$(10,422,341)	(10,803)	$49,123	(296,807)	$(4,923,333)

	Period Ended November 30, 2001(1)				Year Ended November 30, 2001		Year Ended November 30, 2000
Class B Shares	Shares	Dollars			Shares	Dollars	Shares	Dollars

Shares sold	64,105	$1,384,795			34,364	$654,980	6,535	$105,403
Shares issued to shareholders in payment of distributions declared	69	1,524			386	6,491	1,093	16,863
Shares redeemed	(2,147)	(46,798)			(3,432)	(62,899)	(3,501)	(57,414)

Net change resulting from Class B Shares transactions	62,027	$1,339,521			31,318	$598,572	4,127	$64,852

	Period Ended November 30, 2001(1)				Period Ended November 30, 2001(1)
Class C Shares	Shares	Dollars			Shares	Dollars

Shares sold	137,554	$2,971,186			19,238	$362,421
Shares issued to shareholders in payment of distributions declared	146	3,156			—	—
Shares redeemed	(12,170)	(290,870)			(1,048)	(20,531)

Net change resulting from Class C Shares transactions	125,530	$2,683,472			18,190	$341,890

	Year Ended November 30, 2001		Year Ended November 30, 2000		Year Ended November 30, 2001		Year Ended November 30, 2000
Class Y Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	3,491,191	$78,037,569	3,768,638	$100,687,672	3,950,171	$74,750,277	1,855,633	$29,977,352
Shares issued to shareholders in payment of distributions declared	137,406	3,113,907	408,616	10,820,458	102,925	1,732,234	254,663	3,926,907
Shares redeemed	(4,994,565)	(113,716,663)	(4,491,341)	(119,043,621)	(2,021,923)	(37,894,372)	(1,209,477)	(19,478,258)

Net change resulting from Class Y Shares transactions	(1,365,968)	$(32,565,187)	(314,087)	$(7,535,491)	2,031,173	$38,588,139	900,819	$14,426,001

Net change resulting from fund share transactions	(2,628,492)	$(60,097,906)	(704,226)	$(17,957,832)	2,069,878	$39,577,724	608,139	$9,567,520

The Wachovia Funds
The Wachovia Municipal Funds

	Emerging Markets Fund				Personal Equity Fund

	Year Ended November 30, 2001		Year Ended November 30, 2000		Year Ended November 30, 2001		Year Ended November 30, 2000
Class A Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	8,348,016	$79,238,190	4,505,140	$54,523,248	278,678	$2,360,482	96,190	$1,095,160
Shares issued to shareholders in payment of distributions declared	5,460	48,365	10,869	146,947	67	653	230	2,507
Shares redeemed	(8,453,344)	(81,274,476)	(4,283,942)	(51,641,695)	(275,406)	(2,184,209)	(15,568)	(174,449)

Net change resulting from Class A Shares transactions	(99,868)	$(1,987,921)	232,067	$3,028,500	3,339	$176,926	80,852	$923,218

	Period Ended November 30, 2001(1)				Period Ended November 30, 2001(1)
Class B Shares	Shares	Dollars			Shares	Dollars

Shares sold	850	$9,047			4,505	$40,250
Shares issued to shareholders in payment of distributions declared	—	—			— *	2
Shares redeemed	(747)	(7,568)			(9)	(75)

Net change resulting from Class B Shares transactions	103	$1,479			4,496	$40,177

	Period Ended November 30, 2001(1)				Period Ended November 30, 2001(1)
Class C Shares	Shares	Dollars			Shares	Dollars

Shares sold	1,837	$17,752			24	$250
Shares issued to shareholders in payment of distributions declared	4	35			— *	2
Shares redeemed	(312)	(2,755)			(9)	(76)

Net change resulting from Class C Shares transactions	1,529	$15,032			15	$176

	Year Ended November 30, 2001		Year Ended November 30, 2000		Year Ended November 30, 2001		Year Ended November 30, 2000
Class Y Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	3,500,483	$33,522,007	3,281,523	$41,947,557	2,587,857	$21,686,802	1,551,676	$17,236,442
Shares issued to shareholders in payment of distributions declared	32,995	309,878	49,858	673,583	330,688	3,216,958	734,660	7,993,148
Shares redeemed	(4,494,228)	(42,658,875)	(2,416,380)	(30,558,925)	(4,268,878)	(35,677,745)	(4,341,972)	(48,203,710)

Net change resulting from Class Y Shares transactions	(960,750)	$(8,826,990)	915,001	$12,062,215	(1,350,333)	$(10,773,985)	(2,055,636)	$(22,974,120)

Net change resulting from fund share transactions	(1,058,986)	$(10,798,400)	1,147,068	$15,090,715	(1,342,483)	$(10,556,706)	(1,974,784)	$(22,050,902)

The Wachovia Funds
The Wachovia Municipal Funds

	Balanced Fund				Blue Chip Value Fund		New Horizons Fund
	Year Ended November 30, 2001		Year Ended November 30, 2000		Period Ended November 30, 2001(2)		Period Ended November 30, 2001(3)
Class A Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	4,050,028	$48,489,865	2,737,424	$39,117,314	46,320	$431,817	27,277	$219,442
Shares issued to shareholders in payment of distributions declared	1,352,185	17,072,787	432,129	6,093,051	5	48	—	—
Shares redeemed	(6,643,603)	(79,049,859)	(3,667,269)	(52,371,569)	(2,076)	(18,097)	(3,967)	(25,748)

Net change resulting from Class A Shares transactions	(1,241,390)	$(13,487,207)	(497,716)	$(7,161,204)	44,249	$413,768	23,310	$193,694

	Year Ended November 30, 2001		Year Ended November 30, 2000		Period Ended November 30, 2001(2)		Period Ended November 30, 2001(2)
Class B Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	362,717	$4,407,636	310,189	$4,452,352	17,459	$166,510	16,179	$120,570
Shares issued to shareholders in payment of distributions declared	144,625	1,829,522	33,190	466,056	—	—	—	—
Shares redeemed	(311,947)	(3,621,332)	(182,282)	(2,601,206)	(552)	(4,664)	(1,625)	(9,644)

Net change resulting from Class B Shares transactions	195,395	$2,615,826	161,097	$2,317,202	16,907	$161,846	14,554	$110,926

	Period Ended November 30, 2001(1)				Period Ended November 30, 2001(2)		Period Ended November 30, 2001(2)
Class C Shares	Shares	Dollars			Shares	Dollars	Shares	Dollars

Shares sold	43,219	$524,105			7,680	$77,845	22,854	$179,019
Shares issued to shareholders in payment of distributions declared	336	4,005			—	—	—	—
Shares redeemed	(6,300)	(72,655)			(5,934)	(54,646)	(6,469)	(44,145)

Net change resulting from Class C Shares transactions	37,255	$455,455			1,746	$23,199	16,385	$134,874

	Year Ended November 30, 2001		Year Ended November 30, 2000		Period Ended November 30, 2001(2)		Period Ended November 30, 2001(2)
Class Y Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	2,014,492	$23,604,262	4,928,569	$71,643,007	159,469	$1,543,188	164,374	$1,469,883
Shares issued to shareholders in payment of distributions declared	2,070,268	26,345,826	454,649	6,359,202	215	2,001	—	—
Shares redeemed	(6,272,997)	(74,794,471)	(7,870,800)	(114,286,510)	(540)	(4,695)	(7,548)	(47,481)

Net change resulting from Class Y Shares transactions	(2,188,237)	$(24,844,383)	(2,487,582)	$(36,284,301)	159,144	$1,540,494	156,826	$1,422,402

Net change resulting from fund share transactions	(3,196,977)	$(35,260,309)	(2,824,201)	$(41,128,303)	222,046	$2,139,307	211,075	$1,861,896

	International Equity Fund
	Period Ended November 30, 2001(4)
Class A Shares	Shares	Dollars

Shares sold	1,137,315	$10,163,770
Shares redeemed	(508,979)	(4,334,312)

Net change resulting from Class A Shares transactions	628,336	$5,829,458

The Wachovia Funds
The Wachovia Municipal Funds

	International Equity Fund (continued)

	Period Ended November 30, 2001(4)
Class B Shares	Shares	Dollars

Shares sold	150	$1,370

Net change resulting from Class B Shares transactions	150	$1,370

	Period Ended November 30, 2001(4)
Class C Shares	Shares	Dollars

Shares sold	11,013	$109,150
Shares redeemed	(484)	(4,177)

Net change resulting from Class C Shares transactions	10,529	$104,973

	Period Ended November 30, 2001(4)
Class Y Shares	Shares	Dollars

Shares sold	622,036	$5,900,889
Shares redeemed	(73,423)	(602,557)

Net change resulting from Class Y Shares transactions	548,613	$5,298,332

Net change resulting from fund share transactions	1,187,628	$11,234,133

	Fixed Income Fund
	Year Ended November 30, 2001		Year Ended November 30, 2000
Class A Shares	Shares	Dollars	Shares	Dollars

Shares sold	6,311,942	$63,281,074	2,613,593	$24,782,090
Shares issued to shareholders in payment of distributions declared	302,238	3,020,154	399,400	3,775,581
Shares redeemed	(7,957,138)	(79,677,185)	(3,718,381)	(35,269,541)

Net change resulting from Class A Shares transactions	(1,342,958)	$(13,375,957)	(705,388)	$(6,711,870)

The Wachovia Funds
The Wachovia Municipal Funds

	Fixed Income Fund (continued)

	Year Ended November 30, 2001		Year Ended November 30, 2000
Class B Shares	Shares	Dollars	Shares	Dollars

Shares sold	74,406	$747,742	13,963	$130,389
Shares issued to shareholders in payment of distributions declared	2,408	24,126	2,797	26,441
Shares redeemed	(23,096)	(230,059)	(23,443)	(221,864)

Net change resulting from Class B Shares transactions	53,718	$541,809	(6,683)	$(65,034)

	Period Ended November 30, 2001(1)
Class C Shares	Shares	Dollars

Shares sold	8,458	$84,408
Shares issued to shareholders in payment of distributions declared	234	2,356
Shares redeemed	(1,033)	(10,648)

Net change resulting from Class C Shares transactions	7,659	$76,116

	Year Ended November 30, 2001		Year Ended November 30, 2000
Class Y Shares	Shares	Dollars	Shares	Dollars

Shares sold	11,516,174	$115,093,642	10,609,642	$100,491,394
Shares issued to shareholders in payment of distributions declared	724,007	7,248,037	677,660	6,403,844
Shares redeemed	(9,609,051)	(96,149,348)	(9,459,678)	(89,578,304)

Net change resulting from Class Y Shares transactions	2,631,130	$26,192,331	1,827,624	$17,316,934

Net change resulting from fund share transactions	1,349,549	$13,434,299	1,115,553	$10,540,030

	Intermediate Fixed Income Fund				Short-Term Fixed Income Fund
	Year Ended November 30, 2001		Year Ended November 30, 2000		Year Ended November 30, 2001		Year Ended November 30, 2000
Class A Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	3,535,016	$35,264,992	2,476,518	$23,544,278	325,648	$3,261,826	126,171	$1,205,732
Shares issued to shareholders in payment of distributions declared	12,905	128,610	14,452	136,793	41,408	412,481	52,267	498,406
Shares redeemed	(3,563,103)	(35,531,524)	(2,474,769)	(23,519,804)	(460,669)	(4,605,632)	(338,270)	(3,224,828)

Net change resulting from Class A Shares transactions	(15,182)	$(137,922)	16,201	$161,267	(93,613)	$(931,325)	(159,832)	$(1,520,690)

The Wachovia Funds
The Wachovia Municipal Funds

	Intermediate Fixed Income Fund (continued)				Short-Term Fixed Income Fund (continued)
	Period Ended November 30, 2001(1)				Period Ended November 30, 2001(1)
Class B Shares	Shares	Dollars			Shares	Dollars

Shares sold	25	$250			21,783	$218,152
Shares issued to shareholders in payment of distributions declared	1	8			269	2,699
Shares redeemed	(10)	(104)			(4,912)	(48,871)

Net change resulting from Class B Shares transactions	16	$154			17,140	$171,980

	Period Ended November 30, 2001(1)				Period Ended November 30, 2001(1)
Class C Shares	Shares	Dollars			Shares	Dollars

Shares sold	2,011	$19,951			609	$6,192
Shares issued to shareholders in payment of distributions declared	58	580			3	33
Shares redeemed	(10)	(104)			(10)	(104)

Net change resulting from Class C Shares transactions	2,059	$20,427			602	$6,121

	Year Ended November 30, 2001		Year Ended November 30, 2000		Year Ended November 30, 2001		Year Ended November 30, 2000
Class Y Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	2,308,634	$23,046,412	1,534,529	$14,509,055	612,332	$6,082,815	972,512	$9,332,664
Shares issued to shareholders in payment of distributions declared	53,305	531,694	30,859	291,855	123,901	1,234,158	148,156	1,412,455
Shares redeemed	(2,315,301)	(23,159,252)	(2,758,101)	(26,130,753)	(911,704)	(9,086,599)	(1,116,513)	(10,662,749)

Net change resulting from Class Y Shares transactions	46,638	$418,854	(1,192,713)	$(11,329,843)	(175,471)	$(1,769,626)	4,155	$82,370

Net change resulting from fund share transactions	33,531	$301,513	(1,176,512)	$(11,168,576)	(251,342)	$(2,522,850)	(155,677)	$(1,438,320)

	Georgia Municipal Bond Fund				North Carolina Municipal Bond Fund
	Year Ended November 30, 2001		Year Ended November 30, 2000		Year Ended November 30, 2001		Year Ended November 30, 2000
Class A Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	45,488	$507,639	50,385	$535,517	82,968	$930,319	59,986	$642,681
Shares issued to shareholders in payment of distributions declared	13,683	152,824	15,306	162,546	18,097	204,575	23,165	248,122
Shares redeemed	(68,816)	(771,184)	(142,941)	(1,504,370)	(202,811)	(2,289,661)	(203,819)	(2,180,532)

Net change resulting from Class A Shares transactions	(9,645)	$(110,721)	(77,250)	$(806,307)	(101,746)	$(1,154,767)	(120,668)	$(1,289,729)

The Wachovia Funds
The Wachovia Municipal Funds

	Georgia Municipal Bond Fund (continued)				North Carolina Municipal Bond Fund (continued)
	Year Ended November 30, 2001		Year Ended November 30, 2000		Year Ended November 30, 2001		Year Ended November 30, 2000
Class Y Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	2,702,274	$30,320,130	1,431,291	$15,152,702	3,037,731	$34,268,787	4,268,912	$45,741,351
Shares issued to shareholders in payment of distributions declared	11,964	133,804	9,621	102,315	16,890	191,048	41,982	446,347
Shares redeemed	(1,321,765)	(14,811,726)	(1,830,353)	(19,282,110)	(3,791,575)	(42,817,037)	(6,670,510)	(71,420,019)

Net change resulting from Y Shares transactions	1,392,473	$15,642,208	(389,441)	$(4,027,093)	(736,954)	$(8,357,202)	(2,359,616)	$(25,232,321)

Net change resulting from fund share transactions	1,382,828	$15,531,487	(466,691)	$(4,833,400)	(838,700)	$(9,511,969)	(2,480,284)	$(26,522,050)

	South Carolina Municipal Bond Fund
	Year Ended November 30, 2001		Year Ended November 30, 2000
Class A Shares	Shares	Dollars	Shares	Dollars

Shares sold	445,888	$4,958,851	188,496	$1,988,169
Shares issued to shareholders in payment of distributions declared	134,990	1,505,236	154,248	1,634,158
Shares redeemed	(516,003)	(5,754,372)	(1,138,112)	(12,016,731)

Net change resulting from Class A Shares transactions	64,875	$709,715	(795,368)	$(8,394,404)

	Year Ended November 30, 2001		Year Ended November 30, 2000
Class Y Shares	Shares	Dollars	Shares	Dollars

Shares sold	1,517,093	$16,906,129	2,260,864	$23,907,456
Shares issued to shareholders in payment of distributions declared	11,972	133,502	20,731	218,838
Shares redeemed	(2,027,810)	(22,573,002)	(3,681,581)	(38,929,328)

Net change resulting from Class Y Shares transactions	(498,745)	$(5,533,371)	(1,399,986)	$(14,803,034)

Net change resulting from fund share transactions	(433,870)	$(4,823,656)	(2,195,354)	$(23,197,438)

The Wachovia Funds
The Wachovia Municipal Funds

	Virginia Municipal Bond Fund
	Year Ended November 30, 2001		Year Ended November 30, 2000
Class A Shares	Shares	Dollars	Shares	Dollars

Shares sold	61,143	$636,348	794	$7,829
Shares issued to shareholders in payment of distributions declared	21,086	219,225	24,695	243,402
Shares redeemed	(38,544)	(401,647)	(161,584)	(1,593,127)

Net change resulting from Class A Shares transactions	43,685	$453,926	(136,095)	$(1,341,896)

	Year Ended November 30, 2001		Year Ended November 30, 2000
Class Y Shares	Shares	Dollars	Shares	Dollars

Shares sold	927,482	$9,644,693	1,202,325	$11,820,004
Shares issued to shareholders in payment of distributions declared	16,045	166,801	16,769	165,166
Shares redeemed	(1,656,487)	(17,305,326)	(1,975,369)	(19,427,091)

Net change resulting from Class Y Shares transactions	(712,960)	$(7,493,832)	(756,275)	$(7,441,921)

Net change resulting from fund share transactions	(669,275)	$(7,039,906)	(892,370)	$(8,783,,817)

(1)	Reflects operations for the period from December 12, 2000 (date of initial public investment) to November 30, 2001.
(2)	Reflects operations for the period from December 26, 2000 (date of initial public investment) to November 30, 2001.
(3)	Reflects operations for the period from December 22, 2000 (date of initial public investment) to November 30, 2001.
(4)	Reflects operations for the period from March 2, 2001 (date of initial public investment) to November 30, 2001.
*	Rounds to less than 1 Share.

4. Investment Adviser Fee and Other Transactions with Affiliates

INVESTMENT ADVISER FEE—Wachovia Fund Advisers (formerly Wachovia Asset Management), a subsidiary of Wachovia Bank N.A. and the Funds’ investment adviser (the “Adviser”), receives for its services an annual investment adviser fee based on a percentage of each Fund’s average daily net assets as listed below:

Fund	Annual Rate
Equity Fund	0.70%
Quantitative Equity Fund	0.70%
Growth & Income Fund	0.70%
Equity Index Fund	0.30%
Special Values Fund	0.80%
Emerging Markets Fund	1.00%
Personal Equity Fund	0.70%
Balanced Fund	0.70%
Blue Chip Value Fund	0.70%
New Horizons Fund	0.70%
International Equity Fund	1.00%
Fixed Income Fund	0.60%
Intermediate Fixed Income Fund	0.60%
Short-Term Fixed Income Fund	0.55%
Georgia Municipal Bond Fund	0.75%
North Carolina Municipal Bond Fund	0.75%
South Carolina Municipal Bond Fund	0.75%
Virginia Municipal Bond Fund	0.74%

As a result of contractual obligations, the Adviser may be required to waive any portion of its fee.

The Wachovia Funds
The Wachovia Municipal Funds

SUB ADVISER FEE—The Adviser has entered into a sub-adviser agreement with Twin Capital Management, Inc. (the “Sub-Adviser”). The Sub-Adviser furnishes certain adviser services to the Adviser for the Quantitative Equity Fund, including investment research, quantitative analysis, statistical and other factual information, and recommendations based on the Sub-Adviser’s analysis, and assists the Adviser in identifying securities for potential purchase and/or sale. The Sub-Adviser is entitled to receive an annual fee of $55,000 payable by the Adviser. The Sub-Adviser may elect to waive some or all of its fee.

Wachovia International Equity Fund is sub-advised by Simms Capital Management, Inc., (“Simms”) Greenwich, Connecticut. Simms is a registered investment adviser and offers investment advisory services to open-end investment funds and other managed pooled investment vehicles. Simms supervises and assists in the overall management of the Fund’s affairs, subject to oversight by Wachovia Fund Advisers, the Fund’s Adviser, and the Fund’s Board of Trustees. Simms is paid by the investment adviser and not by the Fund.

ADMINISTRATIVE FEE, AND TRANSFER AND DIVIDEND DISBURSING AGENT AND PORTFOLIO ACCOUNTING FEES—Federated Services Company ("FServ") provides the Funds with certain administrative personnel and portfolio accounting services. FServ, through its subsidiary Federated Shareholder Services Company (“FSSC”), serves as transfer and dividend disbursing agent for the Funds. The fee paid to FServ is based on the level of average aggregate net assets of the Trusts (excluding Wachovia Prime Cash Management Fund) for the period.

DISTRIBUTION SERVICES FEE—The Wachovia Funds (excluding Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Municipal Bond Fund and Virginia Municipal Bond Fund) have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. (“FSC”), the principal distributor, from their respective net assets to finance certain activities intended to result in the sale of Class B Shares and Class C Shares. The Plan provides that each Fund may incur distribution expenses up to 0.75% of the average daily net assets of each Fund’s Class B Shares and Class C Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Funds. FSC can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

SHAREHOLDER SERVICES FEE—Under the terms of a Shareholder Services Agreement with Federated Administrative Services, (“FAS”), the Fund will pay FAS up to 0.25% of average daily net assets of each Fund’s Class A Shares, Class B Shares and Class C Shares for the period. The fee paid to FAS is used to finance certain services for shareholders and to maintain shareholder accounts. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

CUSTODIAN FEES—Wachovia Bank, N.A. is the Funds' custodian. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL—Certain of the Officers of the Trusts are Officers and Directors or Trustees of the above companies.

The Wachovia Funds
The Wachovia Municipal Funds

5. Investment Transactions

Purchases and sales of investments, excluding short-term securities and long-term U.S. government securities (and in-kind contributions), for the year ended November 30, 2001, were as follows:

Fund	Purchases	Sales
Equity Fund	$106,396,178	$104,863,902
Quantitative Equity Fund	124,737,631	212,102,314
Growth & Income Fund	103,500,405	136,336,852
Equity Index Fund	17,599,618	67,317,773
Special Values Fund	89,043,216	91,938,620
Emerging Markets Fund	107,397,827	98,223,792
Personal Equity Fund	153,293,862	166,088,093
Balanced Fund	454,118,573	505,346,862
Blue Chip Value Fund	3,063,851	979,025
New Horizons Fund	2,799,639	950,156
International Equity Fund	13,999,888	2,984,059
Fixed Income Fund	209,130,388	198,241,187
Intermediate Fixed Income Fund	64,218,723	67,827,807
Short-Term Fixed Income Fund	19,598,130	15,775,359
Georgia Municipal Bond Fund	88,593,659	75,453,677
North Carolina Municipal Bond Fund	215,470,175	223,415,164
South Carolina Municipal Bond Fund	116,172,267	117,447,701
Virginia Municipal Bond Fund	69,844,655	77,636,427

Purchases and sales of long-term U.S. government securities for the year ended November 30, 2001, were as follows:

Fund	Purchases	Sales
Personal Equity Fund	$—	$7,817,592
Balanced	14,627,239	32,656,446
Fixed Income Fund	477,765,004	452,263,061
Intermediate Fixed Income Fund	61,670,527	62,053,592
Short-Term Fixed Income Fund	6,050,313	14,084,326

6. Concentration of Credit Risk

Funds whose investments are concentrated in a specific industry, sector or geographic area may be subject to a higher degree of market risk than funds whose investments are diversified. Emerging Markets Fund and International Equity Fund invest in securities of non-U.S. issuers. Although the Funds maintain diversified investment portfolios, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

The Wachovia Funds
The Wachovia Municipal Funds

At November 30, 2001, the diversification of the industries for the Funds were as follows:

Emerging Markets Fund

Industry	% of Net Assets
Financial Services	15.7%
Communication Services	19.5%
Consumer Staples	7.7%
Multi-Industry	5.7%
Basic Materials	9.4%
Technology	13.0%
Closed End Funds	1.7%
Energy	6.3%
Utilities	5.7%
Consumer Cyclicals	7.5%
Capital Goods	10.3%
Transportation	2.4%

International Equity Fund

Industry	% of Net Assets
Communication Services	13.1%
Consumer Cyclicals	8.5%
Financial Services	12.7%
Health Care	27.9%
Technology	18.7%
Telecommunications	6.3%
Transportation	4.7%
Utilities	3.0%

Since the Wachovia Municipal Funds invest a substantial portion of their assets in issuers located in one state, they will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at November 30, 2001 the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies, as indicated below. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency is also indicated below.

Fund	% of Portfolio Guaranteed/Insured	% of Portfolio Backed by Largest Guarantor/Insurer
Georgia Municipal Bond Fund	24.98%	9.09%
North Carolina Municipal Bond Fund	13.39%	5.38%
South Carolina Municipal Bond Fund	60.44%	23.60%
Virginia Municipal Bond Fund	13.22%	6.53%

7. Federal Income Tax Information (Unaudited)

The Funds hereby designate the following distributions as capital gain dividends for the year ended November 30, 2001.

Equity Fund	$9,853,416
Quantitative Equity Fund	41,436,787
Growth & Income Fund	20,018,828
Equity Index Fund	16,138
Special Values Fund	1,472,848
Personal Equity Fund	3,355,905
Balanced Fund	30,574,083

The Wachovia Funds
The Wachovia Municipal Funds

8. Subsequent Event

Wachovia Corporation, the ultimate corporate parent of the investment adviser for the Wachovia Fund Family (Wachovia Funds), completed a merger with First Union Corporation on September 1, 2001. As a result, the new organization (Wachovia) has taken steps to consolidate the mutual fund investment advisory activities of both bank holding companies. Toward that end, on December 6, 2001, the Board of Trustees of the Wachovia Funds determined that it was in the best interest of the Wachovia Funds’ shareholders to reorganize each of the Funds (except Wachovia Money Market Fund, Wachovia Tax-Free Money Market Fund and Wachovia U.S. Treasury Money Market Fund) into portfolios of the Evergreen Funds as follows:

WACHOVIA FUND	EVERGREEN FUND
Wachovia Balanced Fund	Evergreen Balanced Fund
Wachovia Blue Chip Value Fund	Evergreen Value Fund
Wachovia Equity Fund	Evergreen Core Equity Fund
Wachovia Equity Index Fund	Evergreen Equity Index Fund
Wachovia Emerging Markets Fund	Evergreen Emerging Markets Growth Fund
Wachovia Fixed Income Fund	Evergreen Core Bond Fund
Wachovia Growth & Income Fund	Evergreen Core Equity Fund
Wachovia International Equity Fund	Evergreen International Growth Fund
Wachovia Intermediate Fixed Income Fund	Evergreen Fixed Income Fund
Wachovia New Horizons Fund	Evergreen Omega Fund
Wachovia Personal Equity Fund	Evergreen Core Equity Fund
Wachovia Prime Cash Management Fund	Evergreen Prime Cash Management Fund (a new portfolio of Evergreen Funds)
Wachovia Quantitative Equity Fund	Evergreen Stock Selector Fund
Wachovia Short-Term Fixed Income Fund	Evergreen Fixed Income Fund
Wachovia Special Values Fund	Evergreen Special Values Fund (a new portfolio of Evergreen Funds)
Wachovia Georgia Municipal Bond Fund	Evergreen Georgia Municipal Bond Fund
Wachovia North Carolina Municipal Bond Fund	Evergreen North Carolina Municipal Bond Fund
Wachovia South Carolina Municipal Bond Fund	Evergreen South Carolina Municipal Bond Fund
Wachovia Virginia Municipal Bond Fund	Evergreen Virginia Municipal Bond Fund
Wachovia Balanced Fund II	Evergreen VA Foundation Fund
Wachovia Equity Fund II	Evergreen VA Fund
Wachovia Special Values Fund II	Evergreen VA Small Cap Value Fund

In addition to the proposed reorganizations, the Board also approved interim and long-term investment advisory agreements on behalf of each of the Wachovia Funds with Evergreen Investment Management Company, LLC (EIMC), a subsidiary of Wachovia. EIMC, which currently serves as investment adviser to the Evergreen Funds, began management of the Wachovia Funds on January 1, 2002. As of that date, Simms Capital Management, Inc. and Twin Capital Management, Inc. no longer serve as sub-advisers of the Wachovia International Equity Fund and Wachovia Quantitative Equity Fund, respectively. Tattersall Advisory Group, Inc. (TAG), which is also a subsidiary of Wachovia, serves as the investment sub-adviser to Wachovia Fixed Income Fund, Wachovia Intermediate Fixed Income Fund, Wachovia Short-Term Fixed Income Fund and the fixed income portion of Wachovia Balanced Fund. The advisory fees remain unchanged.

The proposed reorganizations and the long-term advisory agreements are subject to shareholder approval. The Board of Trustees has called a shareholder meeting for May 13, 2002 for the purpose of voting on the proposals.

Report of Ernst & Young LLP, Independent Auditors

To the Trustees and Shareholders of
THE WACHOVIA FUNDS and THE WACHOVIA MUNICIPAL FUNDS:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Wachovia Equity Fund, Wachovia Quantitative Equity Fund, Wachovia Growth and Income Fund, Wachovia Equity Index Fund, Wachovia Special Values Fund, Wachovia Emerging Markets Fund, Wachovia Personal Equity Fund, Wachovia Balanced Fund, Wachovia Blue Chip Value, Wachovia New Horizons Fund, Wachovia International Equity Fund, Wachovia Fixed Income Fund, Wachovia Intermediate Fixed Income Fund, Wachovia Short-Term Fixed Income Fund (14 of the portfolios constituting The Wachovia Funds), Wachovia Georgia Municipal Bond Fund, Wachovia North Carolina Municipal Bond Fund, Wachovia South Carolina Municipal Bond Fund, and Wachovia Virginia Municipal Bond Fund (the four portfolios constituting The Wachovia Municipal Funds) as of November 30, 2001, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods presented therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2001, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Wachovia Equity Fund, Wachovia Quantitative Equity Fund, Wachovia Growth and Income Fund, Wachovia Equity Index Fund, Wachovia Special Values Fund, Wachovia Emerging Markets Fund, Wachovia Personal Equity Fund, Wachovia Balanced Fund, Wachovia Blue Chip Value Fund, Wachovia New Horizons Fund, Wachovia International Equity Fund, Wachovia Fixed Income Fund, Wachovia Intermediate Fixed Income Fund, Wachovia Short-Term Fixed Income Fund (14 portfolios of The Wachovia Funds), Wachovia Georgia Municipal Bond Fund, Wachovia North Carolina Municipal Bond Fund, Wachovia South Carolina Municipal Bond Fund, and Wachovia Virginia Municipal Bond Fund (4 portfolios of The Wachovia Municipal Funds) as of November 30, 2001, the results of their operations, the changes in their net assets and the financial highlights for each of the periods presented therein, in conformity with accounting principles generally accepted in the United States.
/s/ Ernst & Young LLP
Boston, Massachusetts
January 14, 2002

Trustees	Officers
James A. Hanley	John W. McGonigle
Samuel E. Hudgins	President and Treasurer
D. Dean Kaylor	R. Edward Bowling
Alvin J. Schexnider	Vice President
Charles S. Way, Jr.	James E. Ostrowski
Vice President and Assistant Treasurer
Gail C. Jones
Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the funds’ prospectus which contains facts concerning their investment objectives and policies, management fees, expenses and other information.

	Cusips
	929901734	929901635
	929901742	929901379	929901353	929902708
	929901395	929901858	929901817	929902807
	929901759	929901601	929901650	929901510
	929901809	929901445	929901429	929901494
	929901882	929901320	929901296	929901486
	929901387	929901502	929901643	929901478
	929901700	929901627	929901866	929901551
	929901676	929901437	929901411	929901544
	929901460	929901312	929901288	929901536
	929901346	929901619	929901874	929901528
	929901668	929901692	929902401	929901270
Federated Securities Corp., Distributor	929901767	929901718	929902302	929901262
Investment Company Act File No. 811-6504	929901452	929901361	929902500	929901254
Investment Company Act File No. 811-6201	929901338	929901726	929902609	929901247
	929901775	929901783	929902104
831-27 (1/02)	929901841	929901791	929902203	G01512-17 (1/02)

Wachovia Money Market Fund

Wachovia Tax-Free Money Market Fund

Wachovia U.S. Treasury Money Market Fund

Investment Shares

Annual Report
November 30, 2001

[Logo of Wachovia]

President’s Message

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders of The Wachovia Money Market Funds—Investment Shares, for the 12-month fiscal year period from December 1, 2000 through November 30, 2001. This report includes a list of each fund’s holdings and complete financial information.

Each Wachovia Money Market Fund continued to provide investors with daily income on their accessible cash, while maintaining a stable $1.00 share value.* The fund-by-fund highlights are as follows:

WACHOVIA MONEY MARKET FUND
The fund’s portfolio of high quality money market securities provided shareholders with dividends totaling $0.04 per share for a total return of 4.04%**, while maintaining a stable share value of $1.00. Net assets in the fund totaled $1.4 billion at the end of the reporting period.

WACHOVIA TAX-FREE MONEY MARKET FUND
The fund’s portfolio of tax-free money market securities were diversified among municipalities across the U.S.*** The fund provided shareholders with federally tax-free dividends totaling $0.02 per share for a total return of 2.39%**, while maintaining a stable share value of $1.00. Net assets in the fund totaled $513.9 million at the end of the reporting period.

WACHOVIA U. S. TREASURY MONEY MARKET FUND
The fund’s portfolio of U.S. Treasury money market securities paid dividends totaling $0.04 per share for a total return of 3.79%**, while maintaining a stable share value of $1.00. Net assets in the fund totaled $647.6 million at the end of the reporting period.

Thank you for choosing a Wachovia Money Market Fund to keep your cash working for you—every day. As we begin 2002, we renew our commitment to keep you up-to-date on your investment, and provide your account with the highest level of service.

Sincerely,

/s/ John W. McGonigle

John W. McGonigle
President
January 15, 2002

*
An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

**	Past performance is no guarantee of future results. Yield will vary. Yields quoted for money market funds most closely reflect the funds’ current earnings.
***	Income may be subject to the federal alternative minimum tax and state and local taxes.

1

Wachovia Money Market Fund
Portfolio of Investments

November 30, 2001

Principal Amount		Value

(1) Certificates Of Deposit—25.9%
	Banking & Finance—25.9%
$25,000,000	Abbey National Bank PLC, London, 1.920%, 6/4/2002	$25,001,272
25,000,000	Bank of America, Canada, 2.310%, 1/15/2002	25,000,311
25,000,000	Bayerische Landesbank-NY, Yankee CD, 2.000%, 1/16/2002	25,000,318
25,000,000	Commerzbank AG, Frankfurt, 2.250%, 1/24/2002	25,000,373
35,000,000	Deutsche Bank AG, 3.370%-3.960%, 12/5/2001-7/11/2002	35,000,620
25,000,000	Dexia Bank, 2.295%, 12/4/2001	25,000,021
25,000,000	Dexia Bank, New York, 2.305%, 1/22/2002	25,000,359
10,000,000	Marshall & Ilsley Corp., 3.740%, 3/20/2002	10,000,294
50,000,000	Rabobank Nederland, Utrecht, 2.250%-3.430%, 1/9/2002-4/3/2002	49,808,080
45,000,000	SouthTrust Bank, 2.000%-3.625%, 1/23/2002-6/5/2002	45,001,423
25,000,000	Toronto Dominion Holdings (USA), Inc., 2.030%, 12/20/2001	25,000,000
5,000,000	Toronto Dominion Holdings (USA), Inc., 6.230%, 12/6/2001	5,000,000
15,000,000	UBS AG, 3.470%, 2/13/2002	15,000,303
15,000,000	Westdeutsche Landesbank Girozentrale, 2.300%, 1/22/2002	15,000,215
25,000,000	Wilmington Trust Corp., 3.740%, 4/3/2002	25,000,831

	Total Certificates Of Deposit	374,814,420

(1) Commercial Paper—56.7%
	Banking—1.7%
25,000,000	Credit Suisse First Boston, 3.440%, 1/8/2002	24,910,278

	Capital Goods—1.2%
17,500,000	General Electric Co., 2.100%-2.180%, 4/18/2002-5/29/2002	17,338,121

	Consumer Cyclicals—3.4%
50,000,000	Gannett Co., Inc., 2.050%, 12/10/2001-12/13/2001	49,970,104

	Finance—43.1%
15,000,000	American Express Credit Corp., 1.950%, 1/15/2002	14,963,438
50,000,000	American Express Credit Corp., 2.120%-2.340%, 12/11/2001-1/31/2002	49,886,153
40,000,000	American General Corp., 2.370%-2.690%, 1/2/2002-3/20/2002	39,825,162
66,625,000	Barton Capital Corp., 1.966%-2.083%, 12/17/2001-1/9/2002	66,505,645
40,000,000	CIT Group, Inc., 2.460%-2.700%, 12/27/2001-3/20/2002	39,864,950
20,000,000	Delaware Funding Corp., 2.100%, 12/6/2001	19,994,167
20,000,000	Deutsche Bank Financial, Inc. (Guaranteed by Deutsche Bank AG), 3.550%, 12/19/2001	19,964,500

2

Wachovia Money Market Fund

Principal Amount or Shares		Value

(1) Commercial Paper—continued
$30,000,000	Diageo Capital PLC (Guaranteed by Diageo PLC), 2.520%, 1/17/2002	$29,901,300
45,000,000	Goldman Sachs & Co., 2.280%-3.060%, 1/16/2002-1/30/2002	44,826,800
25,000,000	Household Finance Corp., 1.960%, 1/17/2002	24,936,028
25,000,000	Household International, Inc., 3.380%, 12/4/2001	24,992,958
25,000,000	J.P. Morgan Chase & Co., 2.000%, 1/29/2002	24,918,055
40,000,000	Prudential Funding Corp., 2.390%-3.350%, 12/5/2001-12/20/2001	39,959,328
25,000,000	Societe Generale North America, Inc. (Guaranteed by Societe Generale, Paris), 3.350%, 2/21/2002	24,809,236
35,000,000	Transamerica Finance Corp., 2.210%-2.520%, 1/8/2002-4/24/2002	34,845,100
25,000,000	Tyco International Group, 2.050%, 12/18/2001	24,975,799
25,000,000	UBS Finance (Delaware), Inc., (UBS AG LOC), 2.230%, 12/3/2001	24,996,903
20,000,000	Verizon Network Funding, 2.470%, 4/2/2002	19,832,589
55,000,000	Volkswagen of America, Inc., 2.780%-3.420%, 12/12/2001-1/10/2002	54,864,764

	Total	624,862,875

	Finance—Commercial—2.8%
40,000,000	General Electric Capital Corp., 3.380%-3.690%, 12/6/2001-12/13/2001	39,968,050

	Industrial Services—4.5%
65,000,000	Rio Tinto America, Inc., 2.320%-2.490%, 12/18/2001-1/10/2002	64,861,672

	Total Commercial Paper	821,911,100

(2) Notes—Variable—5.2%
	Finance—5.2%
25,000,000	J.P. Morgan Chase & Co. (Series C), 2.310%, 7/08/2002	25,023,227
25,000,000	Merrill Lynch & Co., Inc., 2.051%, 6/11/2002	25,000,000
25,000,000	National Rural Utilities Cooperative Finance Corp. (Series MTNC), 2.260%, 10/2/2002	25,000,000

	Total Notes—Variable	75,023,227

Open-End Investment Companies—5.7%
18,497,047	Aim Liquid Assets Portfolio	18,497,047
18,318,466	Dreyfus Cash Management	18,318,466

3

Wachovia Money Market Fund

Shares or Principal Amount		Value

Open-End Investment Companies—continued
22,963,185	Federated Prime Obligations Fund	$22,963,185
23,231,078	Financial Square Prime Holdings Fund	23,231,078

	Total Open-End Investment Companies	83,009,776

(3) Repurchase Agreements—6.2%
$32,500,000	Credit Suisse First Boston Inc., 2.150%, dated 11/30/2001, due 12/3/2001	32,500,000
12,500,000	Deutsche Bank Financial, Inc., 2.130%, dated 11/30/2001, due 12/3/2001	12,500,000
12,500,000	J.P Morgan Tri Party Repo, 2.110%, dated 11/30/2001, due 12/3/2001	12,500,000
10,000,000	Merrill Lynch, Pierce, Fenner and Smith, 2.140%, dated 11/30/2001, due 12/3/2001	10,000,000
22,500,000	Morgan Stanley Group, Inc., 2.125%, dated 11/30/2001, due 12/3/2001	22,500,000

	Total Repurchase Agreements	90,000,000

	Total Investments, at amortized cost and value (4)	$1,444,758,523

(1)	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.
(2)	Current rate and next reset date shown.
(3)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.
(4)	Also represents cost for federal tax purposes.

Note:	The categories of investments are shown as a percentage of net assets ($1,448,812,398) at November 30, 2001.

The following acronym is used throughout this portfolio:
LOC—Letter of Credit

(See Notes which are an integral part of the Financial Statements)

4

Wachovia Money Market Fund
Statement of Assets and Liabilities

November 30, 2001

Assets:
Total investments in securities, at amortized cost and value		$1,444,758,523
Income receivable		2,423,652
Receivable for shares sold		5,188,415

Total assets		1,452,370,590

Liabilities:
Payable for shares redeemed	$965,895
Income distribution payable	1,782,226
Payable to bank	120,037
Payable to adviser	323,227
Other accrued expenses	366,807

Total liabilities		3,558,192

Net assets for 1,448,812,398 shares outstanding		$1,448,812,398

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$581,383,033 ÷ 581,383,033 shares outstanding		$1.00

Investment Shares:
$867,429,365 ÷ 867,429,365 shares outstanding		$1.00

(See Notes which are an integral part of the Financial Statements)

5

Wachovia Money Market Fund
Statement of Operations

Year ended November 30, 2001

Investment Income:
Interest		$70,228,504
Expenses:
Investment adviser fee	$ 7,347,318
Administrative personnel and services fee	1,066,542
Custodian fees	184,446
Transfer and dividend disbursing agent fees and expenses	7,067
Directors'/Trustees' fees	22,047
Auditing fees	14,787
Legal fees	6,075
Portfolio accounting fees	2,567
Distribution services fee—Investment Shares	3,523,979
Share registration costs	28,187
Printing and postage	87,710
Insurance premiums	4,641
Miscellaneous	5,542

Total expenses	12,300,908
Waiver:
Waiver of investment adviser fee	(3,192,967)

Net expenses		9,107,941

Net investment income		$61,120,563

(See Notes which are an integral part of the Financial Statements)

6

Wachovia Money Market Fund
Statement of Changes in Net Assets

	Year Ended November 30,
	2001	2000

Increase (Decrease) in Net Assets
Operations:
Net investment income	$61,120,563	$68,893,010

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(26,215,890)	(27,400,910)
Investment Shares	(34,904,673)	(41,492,100)

Change in net assets resulting from distributions to shareholders	(61,120,563)	(68,893,010)

Share Transactions:
Proceeds from sale of shares	1,960,774,879	2,147,566,435
Net asset value of shares issued to shareholders in payment of distributions declared	13,395,782	13,155,189
Cost of shares redeemed	(1,926,461,289)	(1,739,345,864)

Change in net assets resulting from share transactions	47,709,372	421,375,760

Change in net assets	47,709,372	421,375,760
Net Assets:
Beginning of period	1,401,103,026	979,727,266

End of period	$1,448,812,398	$1,401,103,026

(See Notes which are an integral part of the Financial Statements)

7

Wachovia Money Market Fund
Financial Highlights—Investment Shares

(For a share outstanding throughout each period)

	Year Ended November 30,
	2001	2000	1999	1998	1997

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.04	0.06	0.04	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.04)	(0.06)	(0.04)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (1)	4.04%	5.71%	4.44%	4.92%	4.95%
Ratios to Average Net Assets:
Expenses	0.78%	0.78%	0.78%	0.78%	0.78%
Net investment income	3.96%	5.57%	4.38%	4.80%	4.85%
Expense waiver/reimbursement (2)	0.22%	0.22%	0.24%	0.26%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$867,429	$786,969	$613,978	$482,128	$320,480

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Results represent past performance and do not guarantee future results.
(2)	This contractual expense decrease is reflected in both the expense and the net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

8

Wachovia Tax Free Money Market Fund
Portfolio of Investments

November 30, 2001

Principal Amount		Value

Short-Term Municipals—96.6%
	Alabama—10.6%
$ 1,000,000	Birmingham, AL (Series A), Weekly VRDNs (First Alabama Bank, Memphis LOC)	$ 1,000,000
3,320,000	Birmingham, AL, GO (Series 1992A), Weekly VRDNs (Regions Bank, Alabama LOC)	3,320,000
20,000,000	DCH Health Care Authority Weekly VRDNs	20,000,000
10,700,000	Daphne-Villa Mercy, AL Special Care Facilities, Refunding Revenue Bonds Weekly VRDNs (SouthTrust Bank of Alabama, Birmingham LOC)	10,700,000
7,700,000	Infirmary Health Systems, Inc. (Series A), Weekly VRDNs	7,700,000
11,200,000	The Board of Trustees of the University of Alabama, University & College Improvements (Series B), Weekly VRDNs	11,200,000
340,000	Tuscaloosa County, AL, Port Authority (Series 1989A), Weekly VRDNs (Capstone Hotel Ltd.)/(SouthTrust Bank of Alabama, Birmingham LOC)	340,000

	Total	54,260,000

	Arizona—2.2%
11,100,000	Arizona School District, 3.25% TANs, 7/31/2002	11,150,357

	Colorado—2.9%
15,000,000	Arapahoe County, CO HFA Weekly VRDNs	15,000,000

	Florida—5.7%
9,700,000	Alachua County, FL, Health Facilities Authority, Health Facilities Revenue Bonds (Series 1996B), Weekly VRDNs (Shands Teaching Hospital and Clinics, Inc.)/(MBIA INS)/(SunTrust Bank, Central Florida LIQ)	9,700,000
2,680,000	Eustis Health Facilities Authority, FL (Series 1985), Weekly VRDNs (Waterman Medical Center)/(Banque Paribas COL)	2,680,000
240,000	Florida HFA, Revenue Bonds Weekly VRDNs	240,000
11,000,000	Palm Beach County, FL, Refunding Revenue Bonds Weekly VRDNs (AMBAC INS)	11,000,000
500,000	Polk County, FL, IDA, Refunding Revenue Bonds Monthly VRDNs (Florida Convalescent Centers, Inc.)/(Toronto Dominion Bank LOC)	500,000
1,000,000	Polk County, FL, IDA, Refunding Revenue Bonds Weekly VRDNs (IMC Fertilizer, Inc.)/(Rabobank Nederland, Utrecht LOC)	1,000,000

9

Wachovia Tax Free Money Market Fund
Principal Amount		Value

Short-Term Municipals—continued
	Florida—continued
$ 4,200,000	Southeast Volusia Hospital District, FL, Revenue Bonds (Series 1995), Weekly VRDNs (Bert Fish Medical Center (FL))/(SouthTrust Bank of Alabama, Birmingham LOC)	$ 4,200,000

	Total	29,320,000

	Georgia—4.7%
8,600,000	De Kalb Private Hospital Authority, GA, Revenue Anticipation Certificates (Series 1994B), Weekly VRDNs (Egleston Children’s Hospital at Emory University, Inc.)/(SunTrust Bank, Atlanta LOC)	8,600,000
4,450,000	De Kalb Private Hospital Authority, GA, Revenue Anticipation Certificates (Series 1995B), Weekly VRDNs (Egleston Children’s Hospital at Emory University, Inc.)/(SunTrust Bank, Atlanta LOC)	4,449,999
7,400,000	Gwinnett County, GA, Hospital Authority, Refunding Revenue Bonds Weekly VRDNs	7,400,000
2,800,000	Lowndes County, GA, Residential Care Facilities for the Elderly Authority Weekly VRDNs (South Georgia Health Alliance Project)	2,800,000
770,000	Macon-Bibb County, GA, Urban Development Authority, Refunding Revenue Bonds (Series 1995), Weekly VRDNs (Macon Hotel Investors)/(Bank One, Michigan LOC)	770,000
300,000	Monroe County, GA, Development Authority, Refunding Revenue Bonds Weekly VRDNs (Forsyth Inns, Inc.)	300,000

	Total	24,319,999

	Idaho—1.0%
5,000,000	Idaho State (GO UT), 3.75% Bonds, 6/28/2002	5,032,074

	Illinois—13.4%
11,500,000	Illinois Development Finance Authority Weekly VRDNs	11,500,000
740,000	Illinois Development Finance Authority, Revenue Bonds Weekly VRDNs (Aurora Central Catholic High School)	740,000
1,000,000	Illinois Development Finance Authority, Revenue Bonds Weekly VRDNs (Lake Forest Academy)/(Northern Trust Corp. LOC)	1,000,000
1,155,000	Illinois Development Finance Authority, Revenue Bonds Weekly VRDNs (Little City Foundation)	1,155,000
3,800,000	Illinois Development Finance Authority, Revenue Bonds Weekly VRDNs (St. Ignatius College)	3,800,000
1,415,000	Illinois Development Finance Authority, Revenue Bonds Weekly VRDNs (St. Paul’s House)/(Lasalle National Bank, Chicago LOC)	1,415,000
10

Wachovia Tax Free Money Market Fund

Principal Amount		Value

Short-Term Municipals—continued
	Illinois—continued
$4,600,000	Illinois Development Finance Authority, IDB, TV Association (Series A), Weekly VRDNs (Chicago, IL Board of Education)	$4,600,000
6,500,000	Illinois Development Finance Authority, IDB, Variable/Fixed Rate Demand Revenue Bonds (Series 1996), Weekly VRDNs (Chicago Symphony Orchestra Project)/(Bank of America, IL LOC)	6,500,000
5,900,000	Illinois Development Finance Authority, PCR (Series 1994B), Weekly VRDNs (Commonwealth Edison Co.)/(ABN AMRO Bank N.V., Amsterdam LOC)	5,900,000
5,600,000	Illinois Educational Facilities Authority, Revenue Bonds Weekly VRDNs (Field Museum of Natural History)	5,600,000
9,000,000	Illinois Health Facilities Authority, Refunding Revenue Bond (Series B), Daily VRDNs	9,000,000
16,900,000	Illinois Health Facilities Authority, Refunding Revenue Bonds Daily VRDNs	16,900,000
1,000,000	Orland Hills, IL, Multi-family Mortgage Revenue Bonds, Weekly VRDNs (Lasalle National Corp. LOC)	1,000,000

	Total	69,110,000

	Iowa—1.6%
8,000,000	Iowa School Corporations (Series A), 3.75% Bonds, 6/21/2002	8,047,417

	Kentucky—2.1%
11,000,000	Kentucky Association of Counties Advance Revenue, 3.50% TRANs, 6/28/2002	11,052,157

	Louisiana—3.3%
1,700,000	Calcasieu Parish, LA, IDB, PCR Weekly VRDNs (Citgo Petroleum Corp.)	1,700,000
2,800,000	Lake Charles, LA Harbor & Terminal District, Revenue Bonds Weekly VRDNs (Citgo Petroleum Corp.)	2,800,000
6,000,000	Louisiana PFA, 3.25% Bonds, 8/29/2002	6,019,504
6,150,000	Louisiana State, Series A, 6.00% Bonds, 8/1/2002	6,285,263

	Total	16,804,767

	Massachusetts—0.3%
1,000,000	Commonwealth of Massachusetts (Series B), Weekly VRDNs (Toronto Dominion Bank LOC)	1,000,000
100,000	Massachusetts HEFA (Series P-1), Weekly VRDNs (Partners Healthcare Systems)/(FSA INS)	100,000

11

Wachovia Tax Free Money Market Fund

Principal Amount		Value

Short-Term Municipals—continued
	Massachusetts—continued
$500,000	Massachusetts Municipal Wholesale Electric Co., Power Supply System Revenue Bonds (1994 Series C), Weekly VRDNs (Canadian Imperial Bank of Commerce LOC)	$500,000

	Total	1,600,000

	Michigan—6.2%
15,665,000	Detroit, MI Sewage Disposal System (Series B), Weekly VRDNs (MBIA LOC)	15,665,000
4,400,000	Green Lake Township, MI, Refunding Revenue Bonds Weekly VRDNs (Lasalle National Corp. LOC)	4,400,000
11,955,000	Michigan Strategic Fund (Series B Daily), VRDNs (Detroit Symphony Orchestra)	11,955,000

	Total	32,020,000

	Mississippi—0.4%
2,340,000	Jackson County, MS, Weekly VRDNs (Chevron Corp. GTD)	2,340,000

	Missouri—4.4%
1,800,000	Kansas City, MO, IDA, IDRB, Weekly VRDNs (Mid-American Health Services)	1,800,000
7,200,000	Missouri State HEFA, Revenue Bonds (Series C), Daily VRDNs (Washington University)/(Morgan Guaranty Trust Co., New York SA)	7,200,000
13,900,000	Missouri State HEFA, Revenue Bonds (Series D), Daily VRDNs (Washington University)	13,900,000

	Total	22,900,000

	New York—1.5%
6,000,000	Long Island Power Authority (Subseries 7A), Weekly VRDNs (Credit Suisse First Boston and MBIA LOCs)	6,000,000
100,000	New York City, NY (1994 E-2), Daily VRDNs (Morgan Guaranty Trust Co., New York LOC)	100,000
100,000	New York City, NY, GO UT Refunding Bonds (Subseries E-3), Daily VRDNs	100,000
1,555,000	New York State Energy Research & Development Authority, PCR Revenue Bonds (Series 1994 C), Daily VRDNs (New York State Electric and Gas Corp.)/(Morgan Guaranty Trust Co., New York LOC)	1,555,000

	Total	7,755,000

12

Wachovia Tax Free Money Market Fund

Principal Amount		Value

Short-Term Municipals—continued
	North Carolina—1.7%
$ 8,200,000	Mecklenburg County, NC (Series E), Weekly VRDNs (Bank of America NA LOC)	$ 8,200,000
200,000	North Carolina Medical Care Commission, Revenue Bond Weekly VRDNs (Catholic Health East)	200,000
115,000	North Carolina Medical Care Commission, Revenue Bonds (Series A), Weekly VRDNs (Pooled Financing Program)	115,000

	Total	8,515,000

	Ohio—4.1%
895,000	Centerville, OH, Health Care Revenue Bonds Weekly VRDNs (Bethany Lutheran Village)	895,000
10,000,000	Cuyahoga County, OH Hospital Authority (Series 1998B), Weekly VRDNs (Cleveland Clinic)/(Chase Manhattan Bank, New York LIQ)	10,000,000
10,000,000	Lorain County, OH (Series A), Weekly VRDNs	10,000,000

	Total	20,895,000

	Oregon—1.0%
5,000,000	Oregon State, Veteran’s Welfare Bonds (Series 73F), Weekly VRDNs (Morgan Guaranty Trust Co., New York LOC)	5,000,000

	Pennsylvania—0.9%
4,400,000	Allegheny County, PA, IDA, Revenue Bonds (Series A), Weekly VRDNs (United Jewish Federation of Greater Pittsburgh VRDB)/ (PNC Bank, NA LOC)	4,400,000

	Tennessee—8.6%
13,565,000	Clarksville, TN, Public Building Authority, Adjustable Rate Pooled Financing Revenue Bonds (Series 1997), Weekly VRDNs (Tennessee Municipal Bond Fund)/(Nationsbank, NA, Charlotte LOC)	13,565,000
1,000,000	Clarksville, TN, Public Building Authority, Public Improvement Revenue Bonds Weekly VRDNs	1,000,000
3,125,000	Metropolitan Government Nashville & Davidson County, TN IDB, Refunding Revenue Bonds Weekly VRDNs	3,125,000
1,720,000	Metropolitan Government Nashville & Davidson County, TN IDB, Refunding Revenue Bonds Weekly VRDNs	1,720,000
7,600,000	Metropolitan Nashville TN Airport Authority (Series 1993), Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ)/(Societe Generale, Paris LOC)	7,600,000
4,235,000	Metropolitan Nashville TN Airport Authority (Series A), 5.00% Bonds (FGIC LOC), 7/1/2002	4,287,446

13

Wachovia Tax Free Money Market Fund
Principal Amount		Value

Short-Term Municipals—continued
	Tennessee—continued
$ 1,800,000	Montgomery Co, TN, Public Building Authority Weekly VRDNs	$ 1,800,000
11,000,000	Shelby County, TN Health Education & Housing Facilities Board (Series 2000), 2.65% CP (Baptist Memorial Hospital)/(Bank of America NA LOC), Mandatory Tender 1/17/2002	11,000,000

	Total	44,097,446

	Texas—6.8%
10,600,000	Lower Neches Valley, TX, Refunding Revenue Bonds, 2.40% TOBs (Chevron U.S.A., Inc.), Optional Tender 2/15/2002	10,600,000
12,000,000	Northside, TX, Independent School District (Series A), 3.00% TOBs (Texas Permanent School Fund Guarantee Program GTD)/(Dexia Credit Local LIQ), Mandatory Tender 8/1/2002	12,031,237
12,000,000	Texas State (Series A), 3.75% TRANs, 8/29/2002	12,113,050

	Total	34,744,287

	Virginia—0.1%
300,000	Roanoke, VA, IDA, Hospital Revenue Bonds (Series 1997B), Daily VRDNs (Carilion Health System Obligated Group)	300,000

	Washington—0.2%
1,000,000	Washington Health Care Facilities Authority, Variable Rate Demand Revenue Bonds (Series 1997B), Daily VRDNs (Virginia Mason Medical Center)/(MBIA INS)/(Credit Suisse First Boston LIQ)	1,000,000

	Wisconsin—12.9%
17,500,000	Wisconsin HEFA (Series A), Revenue Bonds Weekly VRDNs (Felician Health Care, Inc.)/(AMBAC INS)	17,500,000
5,000,000	Wisconsin HEFA, Revenue Bond Weekly VRDNs (University Wisconsin Medical Foundation)	5,000,000
11,200,000	Wisconsin HEFA, Revenue Bonds (Series 1994), Weekly VRDNs (Felician Health Care, Inc.)/(Lasalle Bank, NA LOC)	11,200,000
7,320,000	Wisconsin State Health Facilities Authority, Revenue Bonds (Series A-2), Weekly VRDNs (Franciscan Health Care)	7,320,000
8,495,000	Wisconsin State Health Facilities Authority, Revenue Bonds Weekly VRDNs (Franciscan Health Care)/(Toronto Dominion Bank LOC)	8,495,000

14

Wachovia Tax Free Money Market Fund

Principal Amount or Shares		Value

Short-Term Municipals—continued
	Wisconsin—continued
$17,000,000	Wisconsin State (Series A), 1.90% CP (Bank of Nova Scotia, Toronto and Commerzbank AG, Frankfurt LIQs), Mandatory Tender 2/7/2002	$17,000,000

	Total	66,515,000

	Total Short-Term Municipals	496,178,504

Open-End Investment Companies—3.3%
500	AIM Global Management Short Term Investments Money Market Fund	500
232,912	Dreyfus Tax Exempt Money Market Fund	232,912
11,839,160	Federated Tax-Free Obligations Fund	11,839,160
5,000,773	Fidelity Tax Exempt Money Market Fund	5,000,793

	Total open-end investment companies	17,073,365

	Total Investments, at amortized cost and value (1)	$513,251,869

(1)	Also represents cost for federal tax purposes.

Note:	The categories of investments are shown as a percentage of net assets ($513,912,699) at November 30, 2001.
The following acronyms are used throughout this portfolio:
AMBAC—American Municipal Bond Assurance Corporation	INS—Insured
COL—Collateralized	LIQ(s)—Liquidity Agreement(s)
CP—Commercial Paper	LOC(s)—Letter(s) of Credit
FGIC—Financial Guaranty Insurance Company	MBIA—Municipal Bond Investors Assurance
FSA—Financial Security Assurance	PCR—Pollution Control Revenue
GO—General Obligation	PFA—Public Facility Authority
GTD—Guaranteed	SA—Support Agreement
HEFA—Health and Education Facilities Authority	TANs—Tax Anticipation Notes
HFA—Housing Finance Authority	TOBs—Tender Option Bonds
IDA—Industrial Development Authority	TRANs—Tax and Revenue Anticipation Notes
IDB—Industrial Development Bond	UT—Unlimited Tax
IDRB—Industrial Development Revenue Bond	VRDB—Variable Rate Demand Bond

(See Notes which are an integral part of the Financial Statements)

15

Wachovia Tax-Free Money Market Fund
Statement of Assets and Liabilities

November 30, 2001

Assets:
Total investments in securities, at amortized cost and value		$513,251,869
Cash		379
Income receivable		1,834,394

Total assets		515,086,642
Liabilities:
Income distribution payable	$959,864
Payable to adviser	83,970
Other accrued expenses	130,109

Total liabilities		1,173,943

Net assets for 513,912,699 shares outstanding		$513,912,699

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$302,664,511 ÷ 302,664,511 shares outstanding		$ 1.00

Investment Shares:
$211,248,188 ÷ 211,248,188 shares outstanding		$ 1.00

(See Notes which are an integral part of the Financial Statements)

16

Wachovia Tax-Free Money Market Fund
Statement of Operations

Year ended November 30, 2001

Investment Income:
Interest		$16,737,400
Expenses:
Investment adviser fee	$2,744,317
Administrative personnel and services fee	398,710
Custodian fees	92,299
Transfer and dividend disbursing agent fees and expenses	3,072
Directors’/Trustees’ fees	8,764
Auditing fees	9,936
Legal fees	4,507
Portfolio accounting fees	671
Distribution services fee—Investment Shares	890,219
Share registration costs	23,507
Printing and postage	11,358
Insurance premiums	2,048
Miscellaneous	2,373

Total expenses	4,191,781
Waiver:
Waiver of investment adviser fee	(1,984,212)

Net expenses		2,207,569

Net investment income		$14,529,831

(See Notes which are an integral part of the Financial Statements)

17

Wachovia Tax-Free Money Market Fund
Statement of Changes in Net Assets

	Year Ended November 30,
	2001	2000

Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 14,529,831	$ 15,654,324

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(9,182,302)	(9,739,551)
Investment Shares	(5,347,529)	(5,914,773)

Change in net assets resulting from distributions to shareholders	(14,529,831)	(15,654,324)

Share Transactions:
Proceeds from sale of shares	785,150,470	703,231,616
Net asset value of shares issued to shareholders in payment of distributions declared	948,837	993,423
Cost of shares redeemed	(757,936,761)	(588,377,810)

Change in net assets resulting from share transactions	28,162,546	115,847,229

Change in net assets	28,162,546	115,847,229
Net Assets:
Beginning of period	485,750,153	369,902,924

End of period	$513,912,699	$485,750,153

(See Notes which are an integral part of the Financial Statements)

18

Wachovia Tax-Free Money Market Fund
Financial Highlights—Investment Shares

(For a share outstanding throughout each period)

	Year Ended November 30,
	2001	2000	1999	1998	1997

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.02	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return (1)	2.39%	3.47%	2.58%	2.88%	2.99%
Ratios to Average Net Assets:
Expenses	0.64%	0.64%	0.64%	0.64%	0.64%
Net investment income	2.40%	3.42%	2.56%	2.83%	2.93%
Expense waiver/reimbursement (2)	0.36%	0.38%	0.39%	0.41%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$211,248	$191,890	$144,436	$133,211	$85,852

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Results represent past performance and do not guarantee future results.
(2)	This contractual expense decrease is reflected in both the expense and the net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements) \

19

Wachovia U.S. Treasury Money Market Fund
Portfolio of Investments

November 30, 2001

Principal Amount or Shares		Value

U.S. Government Obligations—40.3%
	U.S. Treasury Bills—24.6%
$160,000,000	1.890%-3.305%, 12/6/2001-4/4/2002	$159,587,304

	U.S. Treasury Notes—15.7%
100,000,000	5.750%-6.500%, 2/28/2002-11/30/2002	101,639,044

	Total U.S. Government Obligations	261,226,348

(1) Repurchase Agreements—52.5%
90,000,000	Credit Suisse First Boston Inc., 2.120%, dated 11/30/2001, due 12/3/2001	90,000,000
20,000,000	Deutsche Bank Financial, Inc., 2.100%, dated 11/30/2001, due 12/3/2001	20,000,000
25,000,000	Goldman Sachs Group, LP, 2.110%, dated 11/30/2001, due 12/3/2001	25,000,000
85,000,000	J.P Morgan Tri Party Repo, 2.080%, dated 11/30/2001, due 12/3/2001	85,000,000
25,000,000	Merrill Lynch, Pierce, Fenner and Smith, 2.120%, dated 11/30/2001, due 12/3/2001	25,000,000
95,000,000	Morgan Stanley Group, Inc., 2.050%, dated 11/30/2001, due 12/3/2001	95,000,000

	Total Repurchase Agreements	340,000,000

Open-End Investment Companies—7.3%
23,268,910	Federated Treasury Obligations Fund	23,268,910
23,626,712	Financial Square Treasury Obligation Fund	23,626,712

	Total Open-End Investment Companies	46,895,622

	Total Investments, at amortized cost and value (2)	$648,121,970

(1)	The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.
(2)	Also represents cost for federal tax purposes.

Note:	The categories of investments are shown as a percentage of net assets ($647,597,685) at November 30, 2001.

(See Notes which are an integral part of the Financial Statements)

20

Wachovia U.S. Treasury Money Market Fund
Statement of Assets and Liabilities

November 30, 2001

Assets:
Investments in repurchase agreements	$340,000,000
Investments in securities	308,121,970

Total investments in securities, at amortized cost and value		$648,121,970
Cash		404
Income receivable		502,580
Receivable for shares sold		326,216

Total assets		648,951,170
Liabilities:
Payable for shares redeemed	8,364
Income distribution payable	1,112,497
Payable to adviser	63,113
Other accrued expenses	169,511

Total liabilities		1,353,485

Net assets for 647,597,685 shares outstanding		$647,597,685

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$462,881,493 ÷ 462,881,493 shares outstanding		$1.00

Investment Shares:
$184,716,192 ÷ 184,716,192 shares outstanding		$1.00

(See Notes which are an integral part of the Financial Statements)

21

Wachovia U.S. Treasury Money Market Fund
Statement of Operations

Year ended November 30, 2001

Investment Income:
Interest		$30,044,502
Expenses:
Investment adviser fee	$3,443,805
Administrative personnel and services fee	500,173
Custodian fees	106,389
Transfer and dividend disbursing agent fees and expenses	14,796
Directors’/Trustees’ fees	12,514
Auditing fees	14,522
Legal fees	4,643
Portfolio accounting fees	2,587
Distribution services fee—Investment Shares	769,409
Share registration costs	38,572
Printing and postage	49,982
Insurance premiums	2,251
Miscellaneous	13,870

Total expenses	4,973,513
Waiver:
Waiver of investment adviser fee	(2,550,992)

Net expenses		2,422,521

Net investment income		$27,621,981

(See Notes which are an integral part of the Financial Statements)

22

Wachovia U.S. Treasury Money Market Fund
Statement of Changes in Net Assets

	Year Ended November 30,
	2001	2000

Increase (Decrease) in Net Assets
Operations:
Net investment income	$27,621,981	$36,669,534

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(20,415,200)	(25,355,348)
Investment Shares	(7,206,781)	(11,314,186)

Change in net assets resulting from distributions to shareholders	(27,621,981)	(36,669,534)

Share Transactions:
Proceeds from sale of shares	1,629,169,720	1,468,590,551
Net asset value of shares issued to shareholders in payment of distributions declared	2,486,619	2,954,316
Cost of shares redeemed	(1,670,146,117)	(1,442,236,831)

Change in net assets resulting from share transactions	(38,489,778)	29,308,036

Change in net assets	(38,489,778)	29,308,036
Net Assets:
Beginning of period	686,087,463	656,779,427

End of period	$647,597,685	$686,087,463

(See Notes which are an integral part of the Financial Statements)

23

Wachovia U.S. Treasury Money Market Fund
Financial Highlights—Investment Shares

(For a share outstanding throughout each period)

	Year Ended November 30,
	2001	2000	1999	1998	1997

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.04	0.05	0.04	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.04)	(0.05)	(0.04)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (1)	3.79%	5.51%	4.35%	4.83%	4.89%
Ratios to Average Net Assets:
Expenses	0.64%	0.64%	0.64%	0.63%	0.64%
Net investment income	3.75%	5.38%	4.28%	4.74%	4.80%
Expense waiver/reimbursement (2)	0.37%	0.37%	0.38%	0.40%	0.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$184,716	$190,523	$208,021	$198,771	$117,495

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Results represent past performance and do not guarantee future results.
(2)	This contractual expense decrease is reflected in both the expense and the net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

24

Wachovia Money Market Funds
Combined Notes to financial Statements

November 30, 2001

1.  Organization
The Wachovia Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of eighteen portfolios. The following portfolios are included herein (individually referred to as the “Fund”, or collectively as the “Funds”):

Portfolio	Investment Objective

Wachovia Money Market Fund (“Money Market Fund”)	To provide current income consistent with stability of principal and liquidity.

Wachovia Tax-Free Money Market Fund (“Tax-Free Fund”)	To provide current income exempt from federal regular income tax consistent with stability of principal and liquidity.

Wachovia U.S. Treasury Money Market Fund (“U.S. Treasury Fund”)	To provide current income consistent with stability of principal and liquidity.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.
The Funds offer two classes of shares: Institutional Shares and Investment Shares. Investment Shares are identical in all respects to Institutional Shares except that Investment Shares are sold pursuant to a distribution plan (the “Plan”) adopted in accordance with Rule 12b-1 under the Act.

2.  Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATION—The Funds use of the amortized cost method to value their portfolio securities is in accordance with Rule 2a-7 under the Act. Investments in other open-end regulated investment companies are valued at net asset value.

REPURCHASE AGREEMENTS—It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds’ adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the “Trustees”). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS—Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code,

25

Wachovia Money Market Funds

as amended (the “Code”). Distributions to shareholders are recorded on the ex-dividend date. The Trust offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Funds does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.
FEDERAL TAXES—It is the Funds’ policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS—The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
USE OF ESTIMATES—The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
OTHER—Investment transactions are accounted for on a trade date basis.

26

Wachovia Money Market Funds

3.  Shares of Beneficial Interest
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Money Market Fund		Tax-Free Fund		U.S. Treasury Fund
	Year Ended November 30,		Year Ended November 30,		Year Ended November 30,
	2001	2000	2001	2000	2001	2000

Institutional Shares

Shares sold	872,398,473	1,035,013,237	424,819,873	344,564,020	1,332,264,106	1,075,430,476
Shares issued to shareholders in payment of distributions declared	807,014	—	—	—	230,358	—
Shares redeemed	(905,955,988)	(786,629,335)	(416,015,729)	(276,170,083)	(1,365,177,676)	(1,028,624,212)

Net change resulting from Institutional Shares transactions	(32,750,501)	248,383,902	8,804,144	68,393,937	(32,683,212)	46,806,264

Investment Shares

Shares sold	1,088,376,406	1,112,553,198	360,330,597	358,667,596	296,905,614	393,160,075
Shares issued to shareholders in payment of distributions declared	12,588,768	13,155,189	948,837	993,423	2,256,261	2,954,316
Shares redeemed	(1,020,505,301)	(952,716,529)	(341,921,032)	(312,207,727)	(304,968,441)	(413,612,619)

Net change resulting from Investment Shares transactions	80,459,873	172,991,858	19,358,402	47,453,292	(5,806,566)	(17,498,228)

Net change resulting from share transactions	47,709,372	421,375,760	28,162,546	115,847,229	(38,489,778)	29,308,036

27

Wachovia Money Market Funds

4.  Investment Adviser Fee and Other Transactions with Affiliates
INVESTMENT ADVISER FEE—Wachovia Fund Advisers, a subsidiary of Wachovia Bank N.A. and the Funds’ investment adviser (the “Adviser”), receives for its services an annual investment adviser fee equal to 0.50% of each Fund’s average daily net assets. As a result of contractual obligations, the Adviser may be required to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at its sole discretion at any time after January 31, 2002.
ADMINISTRATIVE FEE—Federated Services Company (“FServ”) provides the Funds with certain administrative personnel and services. This fee is based on the level of average aggregate net assets of the Trust (excluding Wachovia Prime Cash Fund) and The Wachovia Municipal Funds for the period. FServ may voluntarily waive a portion of its fee.
DISTRIBUTION SERVICES FEE—Under the terms of the Plan, each Fund will compensate Federated Securities Corp. (“FSC”), the principal distributor, from its net assets to finance activities intended to result in the sale of each Fund’s Investment Shares. The Plan provides that each Fund may incur distribution expenses up to 0.40% of the average daily net assets of its Investment Shares, annually, to compensate FSC.
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES—FServ, through its subsidiary, Federated Shareholder Services Company (“FSSC”) serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders. FSSC may voluntarily waive any portion of its fee.
PORTFOLIO ACCOUNTING FEES—FServ, through its subsidiary, FSSC, maintains the Funds’ accounting records for which it receives a fee. The fee is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses.
CUSTODIAN FEES—Wachovia Bank, N.A. is the Funds’ custodian for which it receives a fee. The fee is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses.
GENERAL—Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5.  Subsequent Event
On December 6, 2001, the Funds’ Board of Trustees approved interim and long-term investment advisory agreements on behalf of each of the Wachovia Funds with Evergreen Investment Management Company, LLC (EIMC), a subsidiary of Wachovia Corporation (formerly First Union Corporation). EIMC, which currently serves as investment adviser to the Evergreen Funds, began management of the Wachovia Funds on January 1, 2002. The advisory fees remain unchanged.
The long-term advisory agreement is subject to shareholder approval. The Board of Trustees has called a shareholder meeting for May 13, 2002 for the purpose of voting on the agreement and the proposed reorganization of certain of the Wachovia Funds into the Evergreen Funds.

28

Report of Ernst & Young LPP, Independent Auditors

To the Trustees and Shareholders of
THE WACHOVIA FUNDS:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Wachovia Money Market Fund, Wachovia Tax-Free Money Market Fund, and Wachovia U.S. Treasury Money Market Fund (three of the portfolios constituting The Wachovia Funds) as of November 30, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2001, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Wachovia Money Market Fund, Wachovia Tax-Free Money Market Fund, and Wachovia U.S. Treasury Money Market Fund (three portfolios of The Wachovia Funds) at November 30, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Boston, Massachusetts
January 14, 2002

29

Trustees	Officers

James A. Hanley	John W. McGonigle
Samuel E. Hudgins	President and Treasurer
D. Dean Kaylor	R. Edward Bowling
Alvin J. Schexnider	Vice President
Charles S. Way, Jr.	James E. Ostrowski
Vice President and Assistant Treasurer
Gail C. Jones
Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the funds’ prospectus which contains facts concerning their investment objectives and policies, management fees, expenses and other information.

30

Federated Securities Corp., Distributor	Cusip 929901205
Cusip 929901403
Cusip 929901825
Investment Company Act File No. 811-6504 831-21 (1/02)	G01512-16 (1/01)

Wachovia Money Market Fund

Institutional Shares

Annual Report

November 30, 2001

[Logo of Wachovia]

President’s Message

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders of the Wachovia Money Market Fund—Institutional Shares, for the 12-month fiscal year period from December 1, 2000 through November 30, 2001. This report includes a list of the fund’s holdings and complete financial information.

During the reporting period, the fund’s portfolio of high-quality money market securities provided shareholders with dividends totaling $0.04 per share for a total return of 4.46%.* Of course, the fund also maintained a stable share value of $1.00.** The fund’s net assets totaled $1.4 billion at the end of the reporting period.

Thank you for selecting Wachovia Money Market Fund as a liquid, stable investment for your ready cash. As we begin 2002, we renew our commitment to keep you up-to-date on your investment, and provide your account with the highest level of service.

Sincerely,

/s/ John W. McGonigle

John W. McGonigle
President
January 15, 2002

*	Past performance is no guarantee of future results. Yield will vary. Yields quoted for money market funds most closely reflect the fund’s current earnings.
**
An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

1

Wachovia Money Market Fund
Portfolio of Investments

November 30, 2001

Principal Amount		Value

(1) Certificates of Deposit—25.9%
	Banking & Finance—25.9%
$25,000,000	Abbey National Bank PLC, London, 1.920%, 6/4/2002	$25,001,272
25,000,000	Bank of America, Canada, 2.310%, 1/15/2002	25,000,311
25,000,000	Bayerische Landesbank-NY, Yankee CD, 2.000%, 1/16/2002	25,000,318
25,000,000	Commerzbank AG, Frankfurt, 2.250%, 1/24/2002	25,000,373
35,000,000	Deutsche Bank AG, 3.370%-3.960%, 12/5/2001-7/11/2002	35,000,620
25,000,000	Dexia Bank, 2.295%, 12/4/2001	25,000,021
25,000,000	Dexia Bank, New York, 2.305%, 1/22/2002	25,000,359
10,000,000	Marshall & Ilsley Corp., 3.740%, 3/20/2002	10,000,294
50,000,000	Rabobank Nederland, Utrecht, 2.250%-3.430%, 1/9/2002-4/3/2002	49,808,080
45,000,000	SouthTrust Bank, 2.000%-3.625%, 1/23/2002-6/5/2002	45,001,423
25,000,000	Toronto Dominion Holdings (USA), Inc., 2.030%, 12/20/2001	25,000,000
5,000,000	Toronto Dominion Holdings (USA), Inc., 6.230%, 12/6/2001	5,000,000
15,000,000	UBS AG, 3.470%, 2/13/2002	15,000,303
15,000,000	Westdeutsche Landesbank Girozentrale, 2.300%, 1/22/2002	15,000,215
25,000,000	Wilmington Trust Corp., 3.740%, 4/3/2002	25,000,831

	Total Certificates Of Deposit	374,814,420

(1) Commercial Paper—56.7%
	Banking—1.7%
25,000,000	Credit Suisse First Boston, 3.440%, 1/8/2002	24,910,278

	Capital Goods—1.2%
17,500,000	General Electric Co., 2.100%-2.180%, 4/18/2002-5/29/2002	17,338,121

	Consumer Cyclicals—3.4%
50,000,000	Gannett Co., Inc., 2.050%, 12/10/2001-12/13/2001	49,970,104

	Finance—43.1%
15,000,000	American Express Credit Corp., 1.950%, 1/15/2002	14,963,438
50,000,000	American Express Credit Corp., 2.120%-2.340%, 12/11/2001-1/31/2002	49,886,153
40,000,000	American General Corp., 2.370%-2.690%, 1/2/2002-3/20/2002	39,825,162
66,625,000	Barton Capital Corp., 1.966%-2.083%, 12/17/2001-1/9/2002	66,505,645
40,000,000	CIT Group, Inc., 2.460%-2.700%, 12/27/2001-3/20/2002	39,864,950
20,000,000	Delaware Funding Corp., 2.100%, 12/6/2001	19,994,167
20,000,000	Deutsche Bank Financial, Inc. (Guaranteed by Deutsche Bank AG), 3.550%, 12/19/2001	19,964,500

2

Wachovia Money Market Fund
Principal Amount or Shares		Value

(1) Commercial Paper—continued
$30,000,000	Diageo Capital PLC (Guaranteed by Diageo PLC), 2.520%, 1/17/2002	$29,901,300
45,000,000	Goldman Sachs & Co., 2.280%-3.060%, 1/16/2002-1/30/2002	44,826,800
25,000,000	Household Finance Corp., 1.960%, 1/17/2002	24,936,028
25,000,000	Household International, Inc., 3.380%, 12/4/2001	24,992,958
25,000,000	J.P. Morgan Chase & Co., 2.000%, 1/29/2002	24,918,055
40,000,000	Prudential Funding Corp., 2.390%-3.350%, 12/5/2001-12/20/2001	39,959,328
25,000,000	Societe Generale North America, Inc. (Guaranteed by Societe Generale, Paris), 3.350%, 2/21/2002	24,809,236
35,000,000	Transamerica Finance Corp., 2.210%-2.520%, 1/8/2002-4/24/2002	34,845,100
25,000,000	Tyco International Group, 2.050%, 12/18/2001	24,975,799
25,000,000	UBS Finance (Delaware), Inc., (UBS AG LOC), 2.230%, 12/3/2001	24,996,903
20,000,000	Verizon Network Funding, 2.470%, 4/2/2002	19,832,589
55,000,000	Volkswagen of America, Inc., 2.780%-3.420%, 12/12/2001-1/10/2002	54,864,764

	Total	624,862,875

	Finance—Commercial—2.8%
40,000,000	General Electric Capital Corp., 3.380%-3.690%, 12/6/2001-12/13/2001	39,968,050

	Industrial Services—4.5%
65,000,000	Rio Tinto America, Inc., 2.320%-2.490%, 12/18/2001-1/10/2002	64,861,672

	Total Commercial Paper	821,911,100

(2) Notes—Variable—5.2%
	Finance—5.2%
25,000,000	J.P. Morgan Chase & Co. (Series C), 2.310%, 7/08/2002	25,023,227
25,000,000	Merrill Lynch & Co., Inc., 2.051%, 6/11/2002	25,000,000
25,000,000	National Rural Utilities Cooperative Finance Corp. (Series MTNC), 2.260%, 10/2/2002	25,000,000

	Total Notes—Variable	75,023,227

Open-End Investment Companies—5.7%
18,497,047	Aim Liquid Assets Portfolio	18,497,047
18,318,466	Dreyfus Cash Management	18,318,466
22,963,185	Federated Prime Obligations Fund	22,963,185
23,231,078	Financial Square Prime Holdings Fund	23,231,078

	Total Open-End Investment Companies	83,009,776

3

Wachovia Money Market Fund

Principal Amount		Value

(3) Repurchase Agreements—6.2%
$32,500,000	Credit Suisse First Boston Inc., 2.150%, dated 11/30/2001, due 12/3/2001	$32,500,000
12,500,000	Deutsche Bank Financial, Inc., 2.130%, dated 11/30/2001, due 12/3/2001	12,500,000
12,500,000	J.P Morgan Tri Party Repo, 2.110%, dated 11/30/2001, due 12/3/2001	12,500,000
10,000,000	Merrill Lynch, Pierce, Fenner and Smith, 2.140%, dated 11/30/2001, due 12/3/2001	10,000,000
22,500,000	Morgan Stanley Group, Inc., 2.125%, dated 11/30/2001, due 12/3/2001	22,500,000

	Total Repurchase Agreements	90,000,000

	Total Investments, at amortized cost and value (4)	$1,444,758,523

(1)	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(2)	Current rate and next reset date shown.

(3)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(4)	Also represents cost for federal tax purposes.

Note:	The categories of investments are shown as a percentage of net assets ($1,448,812,398) at November 30, 2001.
The following acronym is used throughout this portfolio:
LOC—Letter of Credit

(See Notes which are an integral part of the Financial Statements)

4

Wachovia Money Market Fund
Statement of Assets and Liabilities

November 30, 2001

Assets:
Total investments in securities, at amortized cost and value		$1,444,758,523
Income receivable		2,423,652
Receivable for shares sold		5,188,415

Total assets		1,452,370,590
Liabilities:
Payable for shares redeemed	$965,895
Income distribution payable	1,782,226
Payable to bank	120,037
Payable to adviser	323,227
Other accrued expenses	366,807

Total liabilities		3,558,192

Net assets for 1,448,812,398 shares outstanding		$1,448,812,398

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$581,383,033 ÷ 581,383,033 shares outstanding		$1.00

Investment Shares:
$867,429,365 ÷ 867,429,365 shares outstanding		$1.00

(See Notes which are an integral part of the Financial Statements)

5

Wachovia Money Market Fund
Statement of Operations

Year Ended November 30, 2001

Investment Income:
Interest		$70,228,504
Expenses:
Investment adviser fee	$ 7,347,318
Administrative personnel and services fee	1,066,542
Custodian fees	184,446
Transfer and dividend disbursing agent fees and expenses	7,067
Directors’/Trustees’ fees	22,047
Auditing fees	14,787
Legal fees	6,075
Portfolio accounting fees	2,567
Distribution services fee—Investment Shares	3,523,979
Share registration costs	28,187
Printing and postage	87,710
Insurance premiums	4,641
Miscellaneous	5,542

Total expenses	12,300,908
Waiver:
Waiver of investment adviser fee	(3,192,967)

Net expenses		9,107,941

Net investment income		$61,120,563

(See Notes which are an integral part of the Financial Statements)

6

Wachovia Money Market Fund
Statement of Changes in Net Assets

	Year Ended November 30,
	2001	2000

Increase (Decrease) in Net Assets
Operations—
Net investment income	$61,120,563	$68,893,010

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(26,215,890)	(27,400,910)
Investment Shares	(34,904,673)	(41,492,100)

Change in net assets resulting from distributions to shareholders	(61,120,563)	(68,893,010)

Share Transactions—
Proceeds from sale of shares	1,960,774,879	2,147,566,435
Net asset value of shares issued to shareholders in payment of distributions declared	13,395,782	13,155,189
Cost of shares redeemed	(1,926,461,289)	(1,739,345,864)

Change in net assets resulting from share transactions	47,709,372	421,375,760

Change in net assets	47,709,372	421,375,760
Net Assets—
Beginning of period	1,401,103,026	979,727,266

End of period	$1,448,812,398	$1,401,103,026

(See Notes which are an integral part of the Financial Statements)

7

Wachovia Money Market Fund
Financial Highlights—Institutional Shares

(For a share outstanding throughout each period)

	Year Ended November 30,
	2001	2000	1999	1998	1997

Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations
Net investment income	0.04	0.06	0.05	0.05	0.05
Less Distributions
Distributions from net investment income	(0.04)	(0.06)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return (1)	4.46%	6.13%	4.86%	5.33%	5.37%
Ratios to Average Net Assets
Expenses	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	4.46%	5.99%	4.79%	5.20%	5.24%
Expense waiver/reimbursement (2)	0.22%	0.22%	0.24%	0.26%	0.28%
Supplemental Data
Net assets, end of period (000 omitted)	$581,383	$614,134	$365,750	$181,282	$157,438

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Results represent past performance and do not guarantee future results.
(2)	This contractual expense decrease is reflected in both the expense and the net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

8

Wachovia Money Market Fund
Notes to Financial Statements

November 30, 2001

1.  Organization

The Wachovia Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”) as an open-end, management investment company. The Trust consists of eighteen portfolios. The financial statements included herein are only those of Wachovia Money Market Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

he Fund offers two classes of shares: Institutional Shares and Investment Shares. Investment Shares are identical in all respects to Institutional Shares except that Investment Shares are sold pursuant to a distribution plan (the “Plan”) adopted in accordance with Rule 12b-1 under the Act. The investment objective of the Fund is to provide income consistent with stability of principal and liquidity.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATION—The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act. Investments in other open-end regulated investment companies are valued at net asset value.

REPURCHASE AGREEMENTS—It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund’s adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the “Trustees”). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS—Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the “Code”). Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning

9

Wachovia Money Market Fund

after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

FEDERAL TAXES—It is the Fund’s policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS—The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

USE OF ESTIMATES—The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER—Investment transactions are accounted for on a trade date basis.

3.  Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Year Ended November 30,
	2001	2000

Institutional Shares

Shares sold	872,398,473	1,035,013,237
Shares issued to shareholders in payment of distributions declared	807,014	—
Shares redeemed	(905,955,988)	(786,629,335)

Net change resulting from Institutional Shares transactions	(32,750,501)	248,383,902

	Year Ended November 30,
	2001	2000

Investment Shares

Shares sold	1,088,376,406	1,112,553,198
Shares issued to shareholders in payment of distributions declared	12,588,768	13,155,189
Shares redeemed	(1,020,505,301)	(952,716,529)

Net change resulting from Investment Shares transactions	80,459,873	172,991,858

Net change resulting from share transactions	47,709,372	421,375,760

10

Wachovia Money Market Fund

4.  Investment Adviser Fee and Other Transactions with Affiliates

INVESTMENT ADVISER FEE—Wachovia Fund Advisers, a subsidiary of Wachovia Bank N.A. and the Fund’s investment adviser (the “Adviser”), receives for its services an annual investment adviser fee equal to 0.50% of the Fund’s average daily net assets. As a result of contractual obligations, the Adviser may be required to waive a portion of its fee. The Adviser can modify or terminate this waiver at its sole discretion at any time after January 31, 2002.

ADMINISTRATIVE FEE—Federated Services Company (“FServ”) provides the Fund with certain administrative personnel and services. This fee is based on the level of average aggregate net assets of the Trust (excluding Wachovia Prime Money Market Fund) for the period. FServ may voluntarily waive a portion of its fee.

DISTRIBUTION SERVICES FEE—The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (“FSC”), the principal distributor, from its net assets to finance activities intended to result in the sale of the Fund’s Investment Shares. The Plan provides that the Fund may incur distribution expenses up to 0.40% of the average daily net assets of its Investment Shares, annually, to compensate FSC.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES—FServ, through its subsidiary, Federated Shareholder Services Company (“FSSC”) serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders. FSSC may voluntarily waive any portion of its fee.

PORTFOLIO ACCOUNTING FEES—FServ, through its subsidiary, FSSC, maintains the Fund’s accounting records for which it receives a fee. The fee is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES—Wachovia Bank N.A. is the Fund’s custodian for which it receives a fee. The fee is based on the level of the Fund’s average daily net assets for the period, plus out-of-pocket expenses.

GENERAL—Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5.  Subsequent Event

On December 6, 2001, the Fund’s Board of Trustees approved interim and long-term investment advisory agreements on behalf of each of the Wachovia Funds with Evergreen Investment Management Company, LLC (EIMC), a subsidiary of Wachovia Corporation (formerly First Union Corporation). EIMC, which currently serves as investment adviser to the Evergreen Funds, began management of the Wachovia Funds on January 1, 2002. The advisory fees remain unchanged.

The long-term advisory agreement is subject to shareholder approval. The Board of Trustees has called a shareholder meeting for May 13, 2002 for the purpose of voting on the agreement and the proposed reorganization of certain of the Wachovia Funds into the Evergreen Funds.

11

Report of Ernst & Young LLP, Independent Auditors

To the Trustees of The Wachovia Funds and Shareholders of
WACHOVIA MONEY MARKET FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Wachovia Money Market Fund (one of the portfolios constituting The Wachovia Funds) as of November 30, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2001, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Wachovia Money Market Fund of The Wachovia Funds at November 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Boston, Massachusetts
January 14, 2002

12

Trustees	Officers
James A. Hanley	John W. McGonigle
Samuel E. Hudgins	President and Treasurer
D. Dean Kaylor	R. Edward Bowling
Alvin J. Schexnider	Vice President
Charles S. Way, Jr.	James E. Ostrowski
Vice President and Assistant Treasurer
Gail C. Jones
Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the funds’ prospectus which contains facts concerning their investment objectives and policies, management fees, expenses and other information.

13

Federated Securities Corp., Distributor	Cusip 929901106

Investment Company Act File No. 811-6504 831-16 (1/02)	G01512-05 (1/02)